UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Dividend and Income Builder Fund

PIMCO EqS® Long/Short Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

PIMCO RealPath® Blend 2020 Fund

PIMCO RealPath® Blend 2025 Fund

PIMCO RealPath® Blend 2030 Fund

PIMCO RealPath® Blend 2035 Fund

PIMCO RealPath® Blend 2040 Fund

PIMCO RealPath® Blend 2045 Fund

PIMCO RealPath® Blend 2050 Fund

PIMCO RealPath® Blend 2055 Fund

PIMCO RealPath® Blend Income Fund

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Schedule of Investments

PIMCO Dividend and Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.0% ¤
ASSET-BACKED SECURITIES 4.2%
CAYMAN ISLANDS 0.7%
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	$800	$800
Palmer Square CLO Ltd.
3.556% due 10/17/2027 •	700	700
TruPS Financials Note Securitization Ltd.
3.908% due 09/20/2039 •	550	548

Total Cayman Islands		2,048

UNITED STATES 3.5%
Conseco Finance Corp.
6.280% due 09/01/2030	406	435
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	1,362	1,336
EMC Mortgage Loan Trust
3.516% due 02/25/2041 •	36	36
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	76	76
Legacy Mortgage Asset Trust
3.992% due 01/28/2070 •	1,390	1,421
LP Credit Card ABS Master Trust
3.625% due 08/20/2024 «•	358	358
Morgan Stanley Home Equity Loan Trust
2.316% due 12/25/2036 •	1,868	1,141
Navient Student Loan Trust
3.266% due 12/27/2066 •	613	622
Residential Asset Securities Corp. Trust
3.101% due 01/25/2034 •	1,530	1,528
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027	741	741
Structured Asset Investment Loan Trust
2.366% due 09/25/2036 •	2,951	2,861

Total United States		10,555

Total Asset-Backed Securities (Cost $11,717)		12,603

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CANADA 0.0%
Valeant Pharmaceuticals International, Inc.
5.104% due 06/02/2025	5	5

Total Canada		5

UNITED ARAB EMIRATES 0.0%
Dubai World
1.750% - 2.000% due 09/30/2022	100	94

Total United Arab Emirates		94

UNITED STATES 0.6%
Avolon Holdings Ltd.
4.165% due 01/15/2025	39	39
Beacon Roofing Supply, Inc.
4.383% due 01/02/2025	10	10
BWAY Holding Co.
5.581% due 04/03/2024	10	10
Caesars Resort Collection LLC
4.992% due 12/22/2024	99	100
Community Health Systems, Inc.
5.563% due 01/27/2021	55	54
Core & Main LP
5.313% - 5.321% due 08/01/2024	10	10
Diamond Resorts International
5.968% - 5.992% due 09/02/2023	98	96
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «	46	48
Envision Healthcare Corp.
TBD% due 09/26/2025	100	100

Financial & Risk U.S. Holdings, Inc.
TBD% due 09/17/2025	100	100
Hilton Worldwide Finance LLC
3.966% due 10/25/2023	252	253
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(c)	390	292
TBD% due 07/30/2019 ^(c)	30	22
Las Vegas Sands LLC
3.992% due 03/27/2025	393	393
MH Sub LLC
5.915% due 09/13/2024	20	20
Multi Color Corp.
4.492% due 10/31/2024	2	2
Neiman Marcus Group Ltd.
5.370% due 10/25/2020	41	38
PetSmart, Inc.
5.120% due 03/11/2022	20	18
Post Holdings, Inc.
4.212% - 4.220% due 05/24/2024	10	10
Sprint Communications, Inc.
4.750% due 02/02/2024	99	99
TEX Operations Co. LLC
4.242% due 08/04/2023	23	23
West Corp.
6.242% due 10/10/2024	9	9

Total United States		1,746

Total Loan Participations and Assignments (Cost $1,916)		1,845

	SHARES
COMMON STOCKS 73.0%
AUSTRALIA 2.4%
COMMUNICATION SERVICES 0.2%
Telstra Corp. Ltd.	288,043	664

CONSUMER DISCRETIONARY 0.0%
Crown Resorts Ltd.	7,382	73

CONSUMER STAPLES 0.5%
Coca-Cola Amatil Ltd.	24,020	169
Metcash Ltd.	19,076	41
Wesfarmers Ltd.	7,487	270
Woolworths Ltd.	42,873	870

		1,350

ENERGY 0.2%
Woodside Petroleum Ltd.	13,845	386
WorleyParsons Ltd.	19,118	282

		668

FINANCIALS 1.1%
AMP Ltd.	79,176	183
Australia & New Zealand Banking Group Ltd.	58,314	1,187
Genworth Mortgage Insurance Australia Ltd.	47,832	85
National Australia Bank Ltd.	39,166	786
Suncorp Group Ltd.	57,396	600
Westpac Banking Corp.	15,664	315

		3,156

HEALTH CARE 0.1%
Primary Health Care Ltd.	59,940	132
Sonic Healthcare Ltd.	3,674	66

		198

INDUSTRIALS 0.1%
Downer EDI Ltd.	27,559	157

MATERIALS 0.2%
BHP Billiton Ltd.	29,525	735

Total Australia		7,001

AUSTRIA 0.2%
ENERGY 0.1%
OMV AG	4,530	254

FINANCIALS 0.1%
Raiffeisen Bank International AG	7,431	214

MATERIALS 0.0%
voestalpine AG	2,519	115

Total Austria		583

BELGIUM 0.2%
COMMUNICATION SERVICES 0.1%
Proximus S.A.	7,527	180

FINANCIALS 0.1%
Ageas	7,361	395

INDUSTRIALS 0.0%
bpost S.A.	6,460	105

Total Belgium		680

BRAZIL 0.0%
ENERGY 0.0%
Dommo Energia S.A. «(d)(k)	347,361	92
Dommo Energia S.A. SP - ADR «	63	2

		94

UTILITIES 0.0%
Eneva S.A. (d)(k)	239	1

Total Brazil		95

CANADA 1.3%
COMMUNICATION SERVICES 0.0%
Shaw Communications, Inc. ‘B’	5,926	116

CONSUMER DISCRETIONARY 0.0%
Hudson’s Bay Co.	2,993	22

ENERGY 0.3%
Crescent Point Energy Corp.	60,514	385
Husky Energy, Inc.	20,876	367
Obsidian Energy Ltd. (d)	42,171	39

		791

FINANCIALS 0.8%
Bank of Montreal	6,695	552
Canadian Imperial Bank of Commerce	9,055	849
Home Capital Group, Inc.	6,410	74
IGM Financial, Inc.	1,423	39
National Bank of Canada	6,095	304
Power Corp. of Canada	14,351	312
Power Financial Corp.	4,575	105

		2,235

INDUSTRIALS 0.1%
WestJet Airlines Ltd.	9,950	158

MATERIALS 0.0%
Nutrien Ltd.	2,464	142

UTILITIES 0.1%
Atco Ltd. ‘I’	6,578	192
Capital Power Corp.	5,315	118

TransAlta Corp.	20,645	116

		426

Total Canada		3,890

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk A/S ‘B’	174	244

Total Denmark		244

FINLAND 0.2%
MATERIALS 0.1%
Stora Enso Oyj ‘R’	15,212	290

UTILITIES 0.1%
Fortum Oyj	12,045	302

Total Finland		592

FRANCE 4.8%
COMMUNICATION SERVICES 0.8%
Eutelsat Communications S.A.	1,116	26
Lagardere S.C.A.	15,288	471
Orange S.A.	85,402	1,359
Television Francaise	5,270	56
Vivendi S.A.	22,077	568

		2,480

CONSUMER DISCRETIONARY 0.1%
Cie Generale des Etablissements Michelin S.C.A.	3,453	412

CONSUMER STAPLES 0.5%
Carrefour S.A.	41,846	802
Casino Guichard Perrachon S.A.	12,245	516

		1,318

ENERGY 0.3%
Total S.A.	12,463	810

FINANCIALS 1.0%
AXA S.A.	9,057	243
BNP Paribas S.A.	17,832	1,092
Eurazeo S.A.	1,371	108
SCOR SE	1,903	88
Societe Generale S.A.	35,101	1,507

		3,038

HEALTH CARE 1.0%
Sanofi	32,327	2,888

INDUSTRIALS 0.4%
Alstom S.A.	1,871	84
Bouygues S.A.	12,799	554
Cie de Saint-Gobain	10,776	464
Rexel S.A.	11,353	170

		1,272

UTILITIES 0.7%
Electricite de France S.A.	74,526	1,311
Engie S.A.	41,370	609

		1,920

Total France		14,138

GERMANY 3.0%
COMMUNICATION SERVICES 0.0%
ProSiebenSat.1 Media SE	3,049	79

CONSUMER DISCRETIONARY 0.8%
Bayerische Motoren Werke AG	11,093	999
Ceconomy AG	13,993	99
Daimler AG	21,567	1,359
Hugo Boss AG	500	39

		2,496

CONSUMER STAPLES 0.0%
Suedzucker AG	1,510	20

FINANCIALS 0.5%
Aareal Bank AG	2,124	89
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,962	1,317
Talanx AG	4,011	152

		1,558

HEALTH CARE 0.3%
Bayer AG	8,401	745

INDUSTRIALS 0.4%
Bilfinger SE	1,372	69
Deutsche Lufthansa AG	33,519	823
Deutsche Post AG	5,007	178

		1,070

MATERIALS 0.6%
BASF SE	14,384	1,276
Evonik Industries AG	5,379	193
K+S AG	9,199	193

		1,662

UTILITIES 0.4%
E.ON SE	34,763	354
Innogy SE	3,024	135
RWE AG	27,070	668

		1,157

Total Germany		8,787

HONG KONG 0.5%
CONSUMER DISCRETIONARY 0.1%
Li & Fung Ltd.	516,000	115
SJM Holdings Ltd.	243,000	224

		339

INFORMATION TECHNOLOGY 0.0%
Kingboard Chemical Holdings Ltd.	15,000	49

REAL ESTATE 0.4%
China South City Holdings Ltd.	278,000	45
Kerry Properties Ltd.	50,500	172
New World Development Co. Ltd.	53,000	72
Shimao Property Holdings Ltd.	105,000	261
Swire Pacific Ltd. ‘A’	49,000	537
Wheelock & Co. Ltd.	21,000	126

		1,213

Total Hong Kong		1,601

ISRAEL 0.2%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	172,980	199

FINANCIALS 0.0%
Mizrahi Tefahot Bank Ltd.	1,184	21

MATERIALS 0.1%
Israel Chemicals Ltd.	51,902	315

Total Israel		535

ITALY 1.4%
ENERGY 0.5%
Eni SpA	77,194	1,455
Snam SpA	5,466	23

		1,478

FINANCIALS 0.4%
Assicurazioni Generali SpA	9,983	172
Poste Italiane SpA	103,298	824
Unipol Gruppo Finanziario SpA	40,046	178

		1,174

INDUSTRIALS 0.0%
Societa Iniziative Autostradali e Servizi SpA	4,100	61

UTILITIES 0.5%
Enel SpA	273,560	1,398

Total Italy		4,111

JAPAN 10.2%
COMMUNICATION SERVICES 0.6%
Fuji Media Holdings, Inc.	6,400	114
Gree, Inc.	15,600	73
GungHo Online Entertainment, Inc.	6,900	14
Nippon Telegraph & Telephone Corp.	35,600	1,607
NTT DOCOMO, Inc.	3,600	97

		1,905

CONSUMER DISCRETIONARY 1.8%
Aisin Seiki Co. Ltd.	2,200	107
Aoyama Trading Co. Ltd.	2,900	89
Bridgestone Corp.	9,200	348
DCM Holdings Co. Ltd.	4,500	41
EDION Corp.	3,600	40
Geo Holdings Corp.	2,200	33
Honda Motor Co. Ltd.	33,000	994
Isuzu Motors Ltd.	5,800	92
Kohnan Shoji Co. Ltd.	1,200	30
Mazda Motor Corp.	19,600	236
Nikon Corp.	3,000	56
Nissan Motor Co. Ltd.	106,800	1,000
Showa Corp.	2,100	32
Skylark Co. Ltd.	5,600	83
Subaru Corp.	6,100	187
Sumitomo Rubber Industries Ltd.	11,200	168
Toyota Motor Corp.	25,200	1,570
Yokohama Rubber Co. Ltd.	3,800	82

		5,188

CONSUMER STAPLES 0.3%
Japan Tobacco, Inc.	11,800	308
Kirin Holdings Co. Ltd.	18,200	467
Seven & i Holdings Co. Ltd.	5,500	245

		1,020

ENERGY 0.3%
Cosmo Energy Holdings Co. Ltd.	1,500	62
Inpex Corp.	49,300	616
Japan Petroleum Exploration Co. Ltd.	4,500	103
JXTG Holdings, Inc.	23,700	179

		960

FINANCIALS 2.3%
Chiba Bank Ltd.	5,100	35
Concordia Financial Group Ltd.	14,600	72
Daiwa Securities Group, Inc.	52,300	318
Fukuoka Financial Group, Inc.	3,000	83
Gunma Bank Ltd.	11,300	58
Hokuhoku Financial Group, Inc.	10,200	143
Mitsubishi UFJ Financial Group, Inc.	288,000	1,789
Mizuho Financial Group, Inc.	805,400	1,404

North Pacific Bank Ltd.	12,100	41
ORIX Corp.	18,000	292
Resona Holdings, Inc.	47,400	266
SBI Holdings, Inc.	5,100	158
Sumitomo Mitsui Financial Group, Inc.	34,200	1,376
Sumitomo Mitsui Trust Holdings, Inc.	11,600	477
T&D Holdings, Inc.	9,000	149
Yamaguchi Financial Group, Inc.	6,000	65

		6,726

HEALTH CARE 0.4%
Astellas Pharma, Inc.	10,700	187
Daiichi Sankyo Co. Ltd.	13,700	594
Takeda Pharmaceutical Co. Ltd.	6,300	269

		1,050

INDUSTRIALS 1.9%
Asahi Glass Co. Ltd.	6,500	270
Dai Nippon Printing Co. Ltd.	11,900	277
Hino Motors Ltd.	2,000	22
Hitachi Zosen Corp.	19,700	82
ITOCHU Corp.	31,400	575
Japan Airlines Co. Ltd.	10,900	392
Kanematsu Corp.	6,600	99
Kawasaki Heavy Industries Ltd.	6,900	195
Komatsu Ltd.	3,500	106
Marubeni Corp.	60,100	550
Mitsubishi Corp.	20,100	619
Mitsubishi Heavy Industries Ltd.	17,800	687
Mitsui & Co. Ltd.	39,600	704
Mitsui E&S Holdings Co. Ltd.	6,300	113
Nippon Yusen KK	5,000	94
Sumitomo Corp.	31,200	520
Toppan Printing Co. Ltd.	8,000	128
Toyota Tsusho Corp.	3,500	132

		5,565

INFORMATION TECHNOLOGY 1.7%
Anritsu Corp.	2,300	38
Canon, Inc.	25,300	802
Fujitsu Ltd.	11,800	841
Hitachi Ltd.	56,600	1,924
Ibiden Co. Ltd.	3,800	53
Konica Minolta, Inc.	34,800	371
NEC Corp.	2,000	55
Nippon Electric Glass Co. Ltd.	1,500	47
Oki Electric Industry Co. Ltd.	11,800	155
Ricoh Co. Ltd.	77,700	835

		5,121

MATERIALS 0.4%
Asahi Kasei Corp.	4,200	64
Denka Co. Ltd.	1,800	63
DIC Corp.	1,100	39
Kobe Steel Ltd.	17,300	154
Kuraray Co. Ltd.	3,900	59
Mitsubishi Materials Corp.	6,200	185
Nippon Paper Industries Co. Ltd.	8,900	164
Oji Holdings Corp.	32,000	232
Showa Denko KK	1,200	66
Ube Industries Ltd.	1,200	33

		1,059

REAL ESTATE 0.0%
Nomura Real Estate Holdings, Inc.	6,500	131

UTILITIES 0.5%
Chubu Electric Power Co., Inc.	11,700	177
Chugoku Electric Power Co., Inc.	26,800	344
Electric Power Development Co. Ltd. ‘C’	7,200	199
Hokuriku Electric Power Co. (d)	28,100	288
Osaka Gas Co. Ltd.	3,500	68
Tohoku Electric Power Co., Inc.	20,200	275

Tokyo Gas Co. Ltd.	7,500	185

		1,536

Total Japan		30,261

LUXEMBOURG 0.0%
COMMUNICATION SERVICES 0.0%
RTL Group S.A.	1,850	132

Total Luxembourg		132

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Wynn Macau Ltd.	16,800	39

Total Macau		39

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	41,996	1

Total Mexico		1

NETHERLANDS 2.0%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	81,684	216
VEON Ltd. ADR	106,585	309

		525

CONSUMER STAPLES 0.1%
Heineken Holding NV	1,093	99
Koninklijke Ahold Delhaize NV	11,141	256

		355

ENERGY 1.1%
Fugro NV (d)	4,514	59
Royal Dutch Shell PLC ‘A’	93,101	3,190

		3,249

FINANCIALS 0.2%
Aegon NV	78,675	511
ASR Nederland NV	2,712	129

		640

HEALTH CARE 0.3%
Koninklijke Philips NV	19,028	867

INDUSTRIALS 0.1%
Arcadis NV	1,299	22
Boskalis Westminster	2,974	93
PostNL NV	8,642	31

		146

Total Netherlands		5,782

NEW ZEALAND 0.0%
MATERIALS 0.0%
Fletcher Building Ltd.	8,935	39

UTILITIES 0.0%
Contact Energy Ltd.	5,878	22

Total New Zealand		61

NORWAY 0.6%
COMMUNICATION SERVICES 0.1%
Telenor ASA	11,141	218

ENERGY 0.4%
Equinor ASA	39,329	1,106

FINANCIALS 0.0%
DNB ASA	7,043	148

MATERIALS 0.1%
Yara International ASA	7,087	348

Total Norway		1,820

PORTUGAL 0.2%
CONSUMER STAPLES 0.0%
Sonae SGPS S.A.	59,893	62

MATERIALS 0.0%
Navigator Co. S.A.	8,072	40

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	136,874	505

Total Portugal		607

SINGAPORE 0.1%
INDUSTRIALS 0.1%
Keppel Corp. Ltd.	73,800	376

Total Singapore		376

SOUTH AFRICA 0.2%
FINANCIALS 0.2%
Old Mutual Ltd.	204,208	431

Total South Africa		431

SPAIN 1.7%
COMMUNICATION SERVICES 0.4%
Telefonica S.A.	145,982	1,152

CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	11,348	26

FINANCIALS 0.8%
Banco Santander S.A.	488,838	2,447
Mapfre S.A.	24,878	78

		2,525

INDUSTRIALS 0.3%
ACS Actividades de Construccion y Servicios S.A.	15,811	671
Obrascon Huarte Lain S.A.	44,110	88

		759

UTILITIES 0.2%
Endesa S.A.	27,278	589

Total Spain		5,051

SWEDEN 0.4%
COMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	24,498	295
Telia Co. AB	95,161	436

		731

FINANCIALS 0.1%
Nordea Bank AB	39,340	428

HEALTH CARE 0.0%
Getinge AB ‘B’	9,973	114

Total Sweden		1,273

SWITZERLAND 1.9%
COMMUNICATION SERVICES 0.1%
Swisscom AG	391	178

CONSUMER DISCRETIONARY 0.0%
Garmin Ltd.	1,769	124

FINANCIALS 1.1%
Baloise Holding AG	532	81
Swiss Life Holding AG	1,611	611
Swiss Re AG	12,990	1,197
Zurich Insurance Group AG	4,565	1,439

		3,328

HEALTH CARE 0.6%
Roche Holding AG	7,383	1,785

INDUSTRIALS 0.0%
ABB Ltd.	3,809	90

INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	2,697	237

Total Switzerland		5,742

UNITED KINGDOM 5.7%
COMMUNICATION SERVICES 0.6%
BT Group PLC	74,723	219
Pearson PLC	12,799	148
Vodafone Group PLC	661,244	1,417

		1,784

CONSUMER DISCRETIONARY 0.4%
Berkeley Group Holdings PLC	1,979	95
InterContinental Hotels Group PLC	388	24
Kingfisher PLC	31,629	107
Marks & Spencer Group PLC	148,248	558
Next PLC	4,628	331

		1,115

CONSUMER STAPLES 0.3%
J Sainsbury PLC	128,429	538
Tate & Lyle PLC	8,365	74
WM Morrison Supermarkets PLC	95,253	322

		934

ENERGY 1.0%
BP PLC	371,571	2,848
Petrofac Ltd.	5,790	49

		2,897

FINANCIALS 1.9%
Barclays PLC	209,109	464
Direct Line Insurance Group PLC	74,460	314
HSBC Holdings PLC	439,630	3,836
Intermediate Capital Group PLC	1,503	21
Legal & General Group PLC	17,437	60
NEX Group PLC	3,689	48
Provident Financial PLC	5,976	47
Quilter PLC	73,846	128
Standard Chartered PLC	84,943	704

		5,622

HEALTH CARE 0.7%
GlaxoSmithKline PLC	104,848	2,103

INDUSTRIALS 0.4%
Aggreko PLC	5,168	59
BAE Systems PLC	16,570	136

Capita PLC	24,675	46
easyJet PLC	12,481	213
Firstgroup PLC (d)	50,184	59
Rolls-Royce Holdings PLC	17,023	219
Royal Mail PLC	87,713	545
Stagecoach Group PLC	15,006	31

		1,308

MATERIALS 0.1%
Rio Tinto PLC	5,055	255

UTILITIES 0.3%
Centrica PLC	380,589	769
National Grid PLC	19,785	204
Severn Trent PLC	1,587	38

		1,011

Total United Kingdom		17,029

UNITED STATES 35.7%
COMMUNICATION SERVICES 3.3%
AT&T, Inc.	88,918	2,986
CenturyLink, Inc.	52,218	1,107
Frontier Communications Corp.	80,555	523
Telephone & Data Systems, Inc.	5,514	168
Tribune Media Co. ‘A’	1,359	52
Verizon Communications, Inc.	67,425	3,600
Viacom, Inc. ‘B’	41,669	1,406
Windstream Holdings, Inc. (d)	13,671	67

		9,909

CONSUMER DISCRETIONARY 3.7%
Abercrombie & Fitch Co. ‘A’	27,568	582
American Eagle Outfitters, Inc.	8,824	219
Bed Bath & Beyond, Inc.	30,680	460
Caesars Entertainment Corp. (d)	18,339	188
Dick’s Sporting Goods, Inc.	1,384	49
Dillard’s, Inc. ‘A’	4,318	330
Ford Motor Co.	81,999	758
GameStop Corp. ‘A’	30,203	461
Gap, Inc.	17,579	507
General Motors Co.	24,149	813
GNC Holdings, Inc. ‘A’ (d)	67,710	280
Goodyear Tire & Rubber Co.	9,369	219
H&R Block, Inc.	1,149	30
Kohl’s Corp.	18,759	1,398
L Brands, Inc.	9,033	274
Macy’s, Inc.	28,496	990
Mattel, Inc.	15,852	249
Nordstrom, Inc.	9,191	550
Tapestry, Inc.	2,827	142
Target Corp.	20,635	1,820
Tupperware Brands Corp.	3,197	107
Visteon Corp. (d)	1,873	174
Weight Watchers International, Inc. (d)	2,334	168
Wyndham Destinations, Inc.	502	22
Wynn Resorts Ltd.	328	42

		10,832

CONSUMER STAPLES 3.2%
Altria Group, Inc.	564	34
Archer-Daniels-Midland Co.	13,278	668
Bunge Ltd.	3,216	221
General Mills, Inc.	1,768	76
Herbalife Nutrition Ltd. (d)	7,833	427
Kroger Co.	43,926	1,279
Nu Skin Enterprises, Inc. ‘A’	756	62
Philip Morris International, Inc.	17,345	1,415
Procter & Gamble Co.	20,837	1,734
Wal-Mart Stores, Inc.	39,392	3,699

		9,615

ENERGY 5.5%
Andeavor	2,039	313
Chevron Corp.	22,542	2,757
ConocoPhillips	18,424	1,426
CVR Energy, Inc.	804	32
Diamond Offshore Drilling, Inc. (d)	13,409	268

Exxon Mobil Corp.	62,904	5,348
Helmerich & Payne, Inc.	1,079	74
Hess Corp.	6,842	490
HollyFrontier Corp.	9,169	641
Marathon Oil Corp.	19,335	450
Marathon Petroleum Corp.	10,715	857
Murphy Oil Corp.	11,080	369
National Oilwell Varco, Inc.	7,474	322
Occidental Petroleum Corp.	2,540	209
Oceaneering International, Inc.	6,413	177
Phillips 66	1,517	171
Rowan Cos. PLC ‘A’ (d)	11,530	217
Transocean Ltd.	48,878	682
Valero Energy Corp.	12,596	1,433
Williams Cos., Inc.	3,923	107

		16,343

FINANCIALS 6.0%
Aflac, Inc.	11,954	563
Ally Financial, Inc.	34,698	918
American Express Co.	13,803	1,470
American International Group, Inc.	66,096	3,519
Assurant, Inc.	2,066	223
Capital One Financial Corp.	15,628	1,484
CNO Financial Group, Inc.	5,389	114
Discover Financial Services	12,181	931
Fifth Third Bancorp	12,871	359
Franklin Resources, Inc.	7,376	224
Goldman Sachs Group, Inc.	686	154
JPMorgan Chase & Co.	20,362	2,298
Loews Corp.	2,143	108
LPL Financial Holdings, Inc.	1,412	91
Navient Corp.	41,600	561
New York Community Bancorp, Inc.	13,028	135
PNC Financial Services Group, Inc.	2,064	281
Progressive Corp.	444	32
Santander Consumer USA Holdings, Inc.	17,370	348
T Rowe Price Group, Inc.	1,816	198
Travelers Cos., Inc.	12,031	1,560
U.S. Bancorp	9,011	476
Voya Financial, Inc.	11,727	582
Wells Fargo & Co.	24,757	1,301

		17,930

HEALTH CARE 5.4%
Anthem, Inc.	6,611	1,812
Community Health Systems, Inc. (d)	24,073	83
CVS Health Corp.	16,021	1,261
Encompass Health Corp.	588	46
Gilead Sciences, Inc.	21,198	1,637
HCA Healthcare, Inc.	14,830	2,063
Merck & Co., Inc.	41,946	2,976
Pfizer, Inc.	129,943	5,727
Quest Diagnostics, Inc.	2,895	312

		15,917

INDUSTRIALS 2.0%
AGCO Corp.	1,456	89
American Airlines Group, Inc.	20,152	833
Caterpillar, Inc.	5,083	775
CSX Corp.	1,679	124
Cummins, Inc.	1,090	159
Deere & Co.	6,033	907
Delta Air Lines, Inc.	2,214	128
Emerson Electric Co.	11,013	843
Fluor Corp.	4,579	266
ManpowerGroup, Inc.	397	34
Norfolk Southern Corp.	2,856	516
Pitney Bowes, Inc.	30,777	218
Ryder System, Inc.	3,013	220
Trinity Industries, Inc.	3,985	146
United Technologies Corp.	2,856	399
WW Grainger, Inc.	685	245

		5,902

INFORMATION TECHNOLOGY 3.6%
Avnet, Inc.	5,132	230
Booz Allen Hamilton Holding Corp.	6,983	347
CA, Inc.	10,943	483
Corning, Inc.	32,231	1,138
Intel Corp.	20,772	982

International Business Machines Corp.	32,486	4,912
Jabil, Inc.	7,167	194
KLA-Tencor Corp.	1,893	192
Seagate Technology PLC	25,405	1,203
Symantec Corp.	8,867	189
Western Union Co.	20,448	390
Xerox Corp.	15,345	414

		10,674

MATERIALS 1.1%
CF Industries Holdings, Inc.	4,607	251
Domtar Corp.	7,519	392
Eastman Chemical Co.	431	41
International Paper Co.	5,998	295
LyondellBasell Industries NV ‘A’	14,015	1,437
Mosaic Co.	27,661	898

		3,314

UTILITIES 1.9%
American Electric Power Co., Inc.	8,200	581
CenterPoint Energy, Inc.	11,747	325
Consolidated Edison, Inc.	8,500	648
Entergy Corp.	10,432	846
Exelon Corp.	27,510	1,201
FirstEnergy Corp.	9,335	347
Pinnacle West Capital Corp.	2,088	165
PPL Corp.	10,484	307
Public Service Enterprise Group, Inc.	12,070	637
SCANA Corp.	5,225	203
Vistra Energy Corp. (d)	12,569	313

		5,573

Total United States		106,009

Total Common Stocks (Cost $193,232)		216,871

	PRINCIPAL AMOUNT (000S)
CONVERTIBLE BONDS & NOTES 0.0%
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	$9	14

Total Convertible Bonds & Notes (Cost $17)		14

CORPORATE BONDS & NOTES 10.3%
AUSTRALIA 0.1%
BANKING & FINANCE 0.1%
National Australia Bank Ltd.
1.375% due 07/12/2019	400	396

INDUSTRIALS 0.0%
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	4	4

Total Australia		400

BERMUDA 0.3%
BANKING & FINANCE 0.3%
Aircastle Ltd.
7.625% due 04/15/2020	443	469
5.500% due 02/15/2022	380	395
Athene Holding Ltd.
4.125% due 01/12/2028	6	6

		870

INDUSTRIALS 0.0%
VOC Escrow Ltd.
5.000% due 02/15/2028	7	7

Total Bermuda		877

BRAZIL 0.2%
UTILITIES 0.2%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (f)(g)(i)		46	1
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	132
6.125% due 01/17/2022		$23	24
5.999% due 01/27/2028		503	465

			622

Total Brazil			622

CANADA 0.0%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc.
4.700% due 09/20/2047		28	27
3.900% due 01/25/2028		12	11
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		8	8

			46

INDUSTRIALS 0.0%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		4	4
Bausch Health Cos., Inc.
6.500% due 03/15/2022		15	16
7.000% due 03/15/2024		25	26
BC Unlimited Liability Co.
4.250% due 05/15/2024		38	36

			82

Total Canada			128

CAYMAN ISLANDS 0.4%
BANKING & FINANCE 0.4%
Ambac LSNI LLC
7.396% due 02/12/2023 •		63	64
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		20	20
5.125% due 10/01/2023		32	32
U.S. Capital Funding Ltd.
2.611% due 07/10/2043 •		1,007	896

			1,012

INDUSTRIALS 0.0%
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		27	27
5.500% due 02/15/2024		13	13
4.500% due 03/15/2023		23	23
3.625% due 03/15/2021		13	13
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		6	6

			82

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		45	44
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		86	51
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2	2
Transocean Phoenix Ltd.
7.750% due 10/15/2024		4	5

			102

Total Cayman Islands			1,196

CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	15	15

Total Curacao			15

FINLAND 0.0%
INDUSTRIALS 0.0%
Nokia Oyj
4.375% due 06/12/2027		$6	6

Total Finland			6

FRANCE 0.5%
BANKING & FINANCE 0.1%
Societe Generale S.A.
7.375% due 12/31/2099 (a)(j)		200	199

INDUSTRIALS 0.4%
Altice France S.A.
7.375% due 05/01/2026		700	703
Pernod Ricard S.A.
4.450% due 01/15/2022		530	541

			1,244

Total France			1,443

GERMANY 0.5%
BANKING & FINANCE 0.5%
Deutsche Bank AG
2.700% due 07/13/2020		26	25
3.307% (US0003M + 0.970%) due 07/13/2020 ~		28	28
4.250% due 10/14/2021		590	588
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	700	815

			1,456

Total Germany			1,456

HONG KONG 0.1%
INDUSTRIALS 0.1%
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018		$200	200

Total Hong Kong			200

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	465

Total Ireland			465

JAPAN 0.1%
UTILITIES 0.1%
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		$400	397

Total Japan			397

JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	300	379

Aptiv PLC
3.150% due 11/19/2020		$204	203

			582

Total Jersey, Channel Islands			582

LUXEMBOURG 0.9%
BANKING & FINANCE 0.2%
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	4	4
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019		200	235
6.125% due 02/07/2022		$400	413

			652

INDUSTRIALS 0.2%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	340	411
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		$20	20
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		18	19
8.000% due 02/15/2024		4	4
8.500% due 10/15/2024		36	36
7.500% due 04/01/2021		40	41
5.500% due 08/01/2023		28	26
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		54	53

			610

UTILITIES 0.5%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	294
6.000% due 11/27/2023		300	310
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		600	617
5.999% due 01/23/2021		30	31

			1,252

Total Luxembourg			2,514

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)		300	0
9.250% due 06/30/2020 ^(c)		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	10
6.500% due 03/13/2027		40	41

			51

Total Mexico			51

NETHERLANDS 0.4%
BANKING & FINANCE 0.4%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)	EUR	800	1,033
Stichting AK Rabobank Certificaten
6.500% (i)		25	34

			1,067

INDUSTRIALS 0.0%
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$2	2
2.200% due 07/21/2021		118	111

			113

Total Netherlands			1,180

NORWAY 0.0%
INDUSTRIALS 0.0%
Yara International ASA
4.750% due 06/01/2028		16	16

Total Norway			16

SPAIN 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	400	484
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		100	121

			605

Total Spain			605

UNITED KINGDOM 2.0%
BANKING & FINANCE 1.6%
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$430	467
14.000% due 06/15/2019 •(i)	GBP	300	423
Barclays PLC
7.750% due 09/15/2023 •(i)(j)		$200	201
6.500% due 09/15/2019 •(i)(j)	EUR	225	270
HSBC Holdings PLC
3.600% due 05/25/2023		$200	198
6.000% due 09/29/2023 •(i)(j)	EUR	320	413
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(i)(j)	GBP	200	298
7.625% due 06/27/2023 •(i)(j)		200	282
Nationwide Building Society
10.250% ~(i)		1	220
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		$360	369
2.500% due 03/22/2023	EUR	350	426
Santander UK Group Holdings PLC
4.750% due 09/15/2025		$460	449
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	403	614
Unique Pub Finance Co. PLC
5.659% due 06/30/2027		43	62

			4,692

INDUSTRIALS 0.4%
EI Group PLC
6.875% due 02/15/2021		200	283
Imperial Brands Finance PLC
3.750% due 07/21/2022		$400	399
Marston’s Issuer PLC
5.641% due 07/15/2035 •	GBP	200	233
Mitchells & Butlers Finance PLC
1.247% (BP0003M + 0.450%) due 12/15/2030 ~		132	162
Spirit Issuer PLC
3.500% (BP0003M + 2.700%) due 12/28/2031 ~		22	28
6.582% due 12/28/2027		89	118

			1,223

Total United Kingdom			5,915

UNITED STATES 4.2%
BANKING & FINANCE 1.7%
Ally Financial, Inc.
3.750% due 11/18/2019		$2	2
American International Group, Inc.
5.750% due 04/01/2048 •		16	15
American Tower Corp.
3.000% due 06/15/2023		16	15
5.900% due 11/01/2021		150	159
Assurant, Inc.
4.200% due 09/27/2023		8	8
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		2	2
4.350% due 04/20/2028		18	17
5.000% due 04/20/2048		10	9
Bank of America Corp.
5.875% due 03/15/2028 •(i)		347	344
Boston Properties LP
3.200% due 01/15/2025		8	8
Brighthouse Financial, Inc.
3.700% due 06/22/2027		12	11

Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~	18	18
Cantor Fitzgerald LP
7.875% due 10/15/2019	280	291
CIT Group, Inc.
4.125% due 03/09/2021	8	8
5.250% due 03/07/2025	8	8
Crown Castle International Corp.
4.000% due 03/01/2027	8	8
3.200% due 09/01/2024	10	9
3.650% due 09/01/2027	44	41
CTR Partnership LP
5.250% due 06/01/2025	12	12
Digital Realty Trust LP
3.700% due 08/15/2027	2	2
EPR Properties
4.950% due 04/15/2028	2	2
ERP Operating LP
3.250% due 08/01/2027	4	4
3.500% due 03/01/2028	6	6
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	56	57
6.500% due 10/01/2025	30	30
Freedom Mortgage Corp.
8.250% due 04/15/2025	12	12
Howard Hughes Corp.
5.375% due 03/15/2025	27	27
Hudson Pacific Properties LP
3.950% due 11/01/2027	5	5
Hunt Cos., Inc.
6.250% due 02/15/2026	2	2
International Lease Finance Corp.
6.250% due 05/15/2019	1,110	1,132
iStar, Inc.
4.625% due 09/15/2020	2	2
5.250% due 09/15/2022	7	7
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	10	10
Life Storage LP
3.875% due 12/15/2027	4	4
LoanCore Capital Markets LLC
6.875% due 06/01/2020	370	375
MetLife, Inc.
5.875% due 03/15/2028 •(i)	2	2
Navient Corp.
8.000% due 03/25/2020	600	636
6.500% due 06/15/2022	66	69
5.500% due 01/15/2019	2	2
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	6	6
Physicians Realty LP
3.950% due 01/15/2028	8	7
Provident Funding Associates LP
6.375% due 06/15/2025	4	4
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	7
3.400% due 01/18/2023	8	8
3.700% due 03/28/2022	6	6
SL Green Operating Partnership LP
3.250% due 10/15/2022	2	2
Springleaf Finance Corp.
8.250% due 12/15/2020	980	1,069
6.125% due 05/15/2022	292	302
5.625% due 03/15/2023	200	200
6.875% due 03/15/2025	16	16
Starwood Property Trust, Inc.
4.750% due 03/15/2025	10	9
STORE Capital Corp.
4.500% due 03/15/2028	6	6
UDR, Inc.
4.625% due 01/10/2022	2	2
3.500% due 01/15/2028	6	6
VEREIT Operating Partnership LP
3.950% due 08/15/2027	8	7
Vornado Realty LP
3.500% due 01/15/2025	4	4
Welltower, Inc.
3.950% due 09/01/2023	10	10
4.250% due 04/15/2028	4	4

WeWork Cos., Inc.
7.875% due 05/01/2025	10	10

		5,056

INDUSTRIALS 2.0%
AbbVie, Inc.
3.750% due 11/14/2023	20	20
3.375% due 11/14/2021	30	30
4.250% due 11/14/2028	20	20
American Airlines Pass-Through Trust
3.350% due 04/15/2031	10	10
Andeavor Logistics LP
3.500% due 12/01/2022	2	2
4.250% due 12/01/2027	2	2
Anthem, Inc.
4.101% due 03/01/2028	4	4
Arrow Electronics, Inc.
3.250% due 09/08/2024	6	6
BMC Software Finance, Inc.
8.125% due 07/15/2021	78	80
Broadcom Corp.
3.000% due 01/15/2022	68	66
3.625% due 01/15/2024	8	8
3.875% due 01/15/2027	20	19
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~	20	20
2.964% (US0003M + 0.630%) due 03/15/2021 ~	10	10
3.950% due 03/15/2025	14	13
Centene Corp.
5.375% due 06/01/2026	3	3
Charles River Laboratories International, Inc.
5.500% due 04/01/2026	4	4
Charter Communications Operating LLC
4.200% due 03/15/2028	19	18
3.986% (US0003M + 1.650%) due 02/01/2024 ~	78	79
4.500% due 02/01/2024	10	10
Cheniere Energy Partners LP
5.250% due 10/01/2025	2	2
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	10	10
6.500% due 11/15/2022	3	3
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	4	4
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	400	488
Community Health Systems, Inc.
6.250% due 03/31/2023	164	156
5.125% due 08/01/2021	123	120
8.625% due 01/15/2024	67	70
CVS Health Corp.
2.750% due 12/01/2022	2	2
3.700% due 03/09/2023	28	28
4.300% due 03/25/2028	40	40
CVS Pass-Through Trust
8.353% due 07/10/2031	495	599
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	22	22
4.000% due 08/01/2020	10	10
Diamond Resorts International, Inc.
7.750% due 09/01/2023	103	106
Discovery Communications LLC
2.950% due 03/20/2023	5	5
3.950% due 03/20/2028	6	6
DISH DBS Corp.
7.875% due 09/01/2019	165	171
EMC Corp.
2.650% due 06/01/2020	370	363
Energy Transfer Partners LP
4.200% due 09/15/2023	8	8
6.000% due 06/15/2048	6	6
4.950% due 06/15/2028	12	12
Envision Healthcare Corp.
5.625% due 07/15/2022	14	14
5.125% due 07/01/2022	100	102
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~	11	11
Equifax, Inc.
3.600% due 08/15/2021	4	4
3.184% (US0003M + 0.870%) due 08/15/2021 ~	12	12
Exela Intermediate LLC
10.000% due 07/15/2023	16	17
Financial & Risk U.S. Holdings, Inc.
6.250% due 05/15/2026 (a)	20	20

General Electric Co.
5.000% due 01/21/2021 •(i)	180	176
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~	17	17
3.200% due 04/16/2021	3	3
GLP Capital LP
5.250% due 06/01/2025	7	7
5.300% due 01/15/2029	21	21
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~	40	40
HCA, Inc.
5.875% due 03/15/2022	360	382
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026	16	16
Hyundai Capital America
3.137% due 09/18/2020 •	20	20
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(c)	19	14
9.000% due 12/15/2019 ^(c)	80	61
9.000% due 09/15/2022 ^(c)	403	306
11.250% due 03/01/2021 ^(c)	60	44
10.625% due 03/15/2023 ^(c)	4	3
Kraft Heinz Foods Co.
3.500% due 07/15/2022	10	10
Live Nation Entertainment, Inc.
5.625% due 03/15/2026	4	4
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026	12	12
Molson Coors Brewing Co.
2.100% due 07/15/2021	300	289
NetApp, Inc.
3.300% due 09/29/2024	7	7
ONEOK Partners LP
3.375% due 10/01/2022	3	3
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	270	266
PetSmart, Inc.
5.875% due 06/01/2025	16	13
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	200	201
Sunoco LP
4.875% due 01/15/2023	8	8
Tech Data Corp.
3.700% due 02/15/2022	5	5
4.950% due 02/15/2027	6	6
Tenet Healthcare Corp.
4.625% due 07/15/2024	34	33
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	40	40
Time Warner Cable LLC
5.000% due 02/01/2020	600	612
Triumph Group, Inc.
4.875% due 04/01/2021	2	2
5.250% due 06/01/2022	4	4
United Technologies Corp.
4.450% due 11/16/2038	4	4
4.625% due 11/16/2048	6	6
4.125% due 11/16/2028	22	22
2.965% (US0003M + 0.650%) due 08/16/2021 ~	8	8
3.350% due 08/16/2021	2	2
3.650% due 08/16/2023	42	42
3.950% due 08/16/2025	6	6
Univision Communications, Inc.
5.125% due 02/15/2025	100	94
5.125% due 05/15/2023	104	100
ViaSat, Inc.
5.625% due 09/15/2025	8	8
VMware, Inc.
2.300% due 08/21/2020	10	10
2.950% due 08/21/2022	10	10
3.900% due 08/21/2027	10	9
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	12	12
Warner Media LLC
3.800% due 02/15/2027	14	13
Western Digital Corp.
4.750% due 02/15/2026	40	39
Wyndham Destinations, Inc.
4.500% due 04/01/2027	6	6

4.150% due 04/01/2024		5	5

			5,876

UTILITIES 0.5%
AT&T, Inc.
5.650% due 02/15/2047		6	6
3.289% (US0003M + 0.950%) due 07/15/2021 ~		87	88
4.900% due 08/15/2037		50	48
5.000% due 03/01/2021		2	2
5.450% due 03/01/2047		10	10
Enable Midstream Partners LP
4.950% due 05/15/2028		8	8
FirstEnergy Corp.
2.850% due 07/15/2022		410	397
ITC Holdings Corp.
2.700% due 11/15/2022		4	4
ONEOK, Inc.
4.550% due 07/15/2028		8	8
5.200% due 07/15/2048		10	10
Sprint Communications, Inc.
7.000% due 08/15/2020		610	640
9.000% due 11/15/2018		240	242
Sprint Corp.
7.625% due 03/01/2026		30	32
Verizon Communications, Inc.
5.250% due 03/16/2037		50	53

			1,548

Total United States			12,480

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(c)		300	66
6.000% due 05/16/2024 ^(c)		20	4
9.750% due 05/17/2035 ^(c)		20	5

			75

Total Venezuela			75

Total Corporate Bonds & Notes (Cost $30,906)			30,623

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
UNITED KINGDOM 0.6%
Eurosail PLC
1.750% due 06/13/2045 •	GBP	990	1,286
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	349	371
Juno Eclipse Ltd.
0.000% due 11/20/2022 •		160	184

Total United Kingdom			1,841

UNITED STATES 2.9%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$41	42
6.000% due 07/25/2046 ^		93	84
Banc of America Funding Trust
3.818% due 05/20/2036 ^~		17	17
Banc of America Mortgage Trust
3.620% due 11/20/2046 ^~		9	9
6.000% due 10/25/2036 ^		20	20
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø		104	94
Chase Mortgage Finance Trust
4.109% due 09/25/2036 ^~		51	48
Countrywide Alternative Loan Trust
2.916% due 10/25/2037 ^•		4,990	1,722
6.000% due 06/25/2036 ^		145	123
6.000% due 02/25/2037 ^		71	48
6.250% due 12/25/2036 ^•		30	23
Countrywide Home Loan Mortgage Pass-Through Trust
2.716% due 07/25/2037 ^•		21	12
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		45	40
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
6.000% due 11/25/2035 ^		361	203
Credit Suisse Mortgage Capital Certificates
3.250% due 12/29/2037 ~		192	159

First Horizon Alternative Mortgage Securities Trust
4.013% due 06/25/2036 ~	385	356
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	10	10
JPMorgan Alternative Loan Trust
5.671% due 05/26/2037 «~	87	75
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	113	85
Merrill Lynch Mortgage Investors Trust
3.571% due 03/25/2036 ^~	17	13
OBX Trust
3.066% due 04/25/2048 •	716	718
Residential Accredit Loans, Inc. Trust
3.016% due 10/25/2045 •	101	93
5.500% due 03/25/2037	504	455
6.250% due 03/25/2037 ^	38	34
Structured Adjustable Rate Mortgage Loan Trust
4.012% due 10/25/2036 ^~	2,305	1,932
Wells Fargo Alternative Loan Trust
4.491% due 07/25/2037 ^~	1,189	1,118
Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	1,156	1,155

Total United States		8,688

Total Non-Agency Mortgage-Backed Securities (Cost $11,092)		10,529

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	617	643

Total California		643

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	16
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	150	144

Total Illinois		166

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	205	208

Total Michigan		208

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(c)	30	18
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(c)	5	3
5.250% due 07/01/2037 ^(c)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(c)	20	12
5.700% due 07/01/2023 ^(c)	10	6
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
6.000% due 07/01/2039 ^(c)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)	10	6
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)	120	69
5.125% due 07/01/2037 ^(c)	10	6
5.500% due 07/01/2039 ^(c)	125	72
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(c)	10	6

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(c)		100	63

Total Puerto Rico			267

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		380	378

Total Virginia			378

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		355	355

Total West Virginia			355

Total Municipal Bonds & Notes (Cost $1,722)			2,017

	SHARES
PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Schaeffler AG		5,524	71
Volkswagen AG		9,083	1,595

			1,666

Total Preferred Stocks (Cost $1,333)			1,666

REAL ESTATE INVESTMENT TRUSTS 0.6%
CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust		7,659	70
Cominar Real Estate Investment Trust		16,451	148
Dream Office Real Estate Investment Trust		8,736	164

			382

Total Canada			382

UNITED STATES 0.5%
FINANCIALS 0.1%
AGNC Investment Corp.		4,793	89
Annaly Capital Management, Inc.		25,024	256

			345

REAL ESTATE 0.4%
CoreCivic, Inc.		11,418	278
Hospitality Properties Trust		2,400	69
Iron Mountain, Inc.		2,429	84
VICI Properties, Inc.		26,432	571

			1,002

Total United States			1,347

Total Real Estate Investment Trusts (Cost $1,575)			1,729

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.9%
ARGENTINA 0.4%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	135	93
2.500% due 12/31/2038 Ø		$22	13
4.625% due 01/11/2023		130	110
5.625% due 01/26/2022		15	14
6.875% due 01/11/2048		100	77
7.125% due 07/06/2036		150	120
7.820% due 12/31/2033	EUR	227	252

30.131% (BADLARPP) due 10/04/2022 ~	ARS	28	1
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		2,600	60
43.077% (ARLLMONP) due 06/21/2020 ~		12,909	365
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		165	4
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		400	10

Total Argentina			1,119

BRAZIL 0.1%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (h)	BRL	816	203

Total Brazil			203

GREECE 0.1%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	200	237

Total Greece			237

KUWAIT 0.1%
Kuwait International Government Bond
3.500% due 03/20/2027		$385	378

Total Kuwait			378

PERU 0.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	260	80
6.900% due 08/12/2037		7	3
6.950% due 08/12/2031		100	33

Total Peru			116

SAUDI ARABIA 0.2%
Saudi Government International Bond
2.875% due 03/04/2023		$200	194
4.500% due 10/26/2046		200	191
4.625% due 10/04/2047		200	193

Total Saudi Arabia			578

SPAIN 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	62

Total Spain			62

VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		$125	33
7.000% due 03/31/2038 ^(c)		2	1
7.650% due 04/21/2025 ^(c)		3	1
9.250% due 09/15/2027 ^(c)		44	12

Total Venezuela			47

Total Sovereign Issues (Cost $3,385)			2,740

U.S. GOVERNMENT AGENCIES 3.2%
UNITED STATES 3.2%
Fannie Mae
3.000% due 11/01/2029		26	26
Fannie Mae, TBA
3.000% due 11/01/2048		1,500	1,434
4.000% due 11/01/2048		6,000	6,050
Freddie Mac, TBA
3.000% due 10/01/2048		2,000	1,913

Total U.S. Government Agencies (Cost $9,455)			9,423

U.S. TREASURY OBLIGATIONS 8.7%
UNITED STATES 8.7%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,000	940
U.S. Treasury Notes
1.750% due 03/31/2022		300	289
1.750% due 05/15/2022		300	288
1.750% due 09/30/2022		500	478
1.750% due 05/15/2023		700	664
1.875% due 01/31/2022		1,600	1,548
1.875% due 02/28/2022		1,400	1,353

1.875% due 08/31/2022		500	481
1.875% due 08/31/2024		200	188
2.000% due 07/31/2022		400	387
2.000% due 05/31/2024		200	190
2.000% due 06/30/2024		4,300	4,080
2.000% due 11/15/2026		760	703
2.125% due 12/31/2021		1,500	1,464
2.125% due 06/30/2022		1,000	972
2.125% due 02/29/2024		400	383
2.125% due 07/31/2024		400	382
2.250% due 12/31/2023		3,610	3,486
2.250% due 01/31/2024		190	183
2.250% due 10/31/2024		2,600	2,494
2.250% due 11/15/2024		300	288
2.250% due 02/15/2027		500	471
2.500% due 05/15/2024		500	488
2.500% due 01/31/2025		3,200	3,109
2.750% due 02/15/2028		400	390

Total U.S. Treasury Obligations (Cost $26,576)			25,699

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (l) 0.5%			1,450

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018 (g)	ARS	558	13
ARGENTINA TREASURY BILLS 0.1%
2.011% due 12/28/2018 - 03/29/2019 (e)(f)		9,610	236
7.000% due 10/26/2018 (f)(g)		$4	4

			240

GREECE TREASURY BILLS 0.1%
0.957% due 10/05/2018 - 03/15/2019 (e)(f)	EUR	168	195

Total Short-Term Instruments (Cost $1,924)			1,899

Total Investments in Securities (Cost $294,850)			317,657

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		71,870	711

Total Short-Term Instruments (Cost $710)			711

Total Investments in Affiliates (Cost $710)			711

Total Investments 107.2% (Cost $295,560)			$318,368
Financial Derivative Instruments (m)(n) (0.1)% (Cost or Premiums, net $(239))			(244)
Other Assets and Liabilities, net (7.1)%			(21,137)

Net Assets 100.0%			$296,987

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$9	$92	0.03%
Eneva S.A.	12/21/2017	1	1	0.00

		$10	$93	0.03%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$1,450	U.S. Treasury Notes 2.750% due 07/31/2023	$(1,483)	$1,450	$1,450

Total Repurchase Agreements						$(1,483)	$1,450	$1,450

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.300%	09/18/2018	10/02/2018	$(2,522)	$(2,524)
GRE	2.340	09/19/2018	10/03/2018	(5,648)	(5,653)
RCY	2.190	09/06/2018	10/10/2018	(7,657)	(7,668)

Total Reverse Repurchase Agreements					$(15,845)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(13,251) at a weighted average interest rate of 2.104%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2018	2	$186	$(2)	$1	$0
U.S. Treasury 10-Year Note December Futures	12/2018	176	20,906	(281)	5	0

Total Futures Contracts				$(283)	$6	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	0.994%	$300	$51	$(4)	$47	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$250	$(15)	$(5)	$(20)	$0	$0
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	525	(35)	(7)	(42)	0	0
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	500	(36)	(1)	(37)	0	0
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	2,350	(42)	(5)	(47)	0	0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	700	(13)	(1)	(14)	0	0

					$(141)	$(19)	$(160)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028		$4,900	$108	$220	$328	$0	$(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,000	38	89	127	1	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,850	6	59	65	2	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	0	(2)	(2)	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(2)	2	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	175	(161)	14	15	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(1)	0	(1)	0	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	800	3	5	8	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	1,793	29	16	45	0	(3)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	20,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		140,000	10	(5)	5	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	0	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,270,000	(61)	20	(41)	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		20,000	0	0	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		40,000	0	1	1	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		40,000	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	700	(2)	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,000	(1)	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		2,500	(8)	0	(8)	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		600	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		500	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,000	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022		32,100	(5)	58	53	0	(3)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		21,200	10	(10)	0	2	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	(2)	(1)	(3)	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	(1)	0	(1)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	(4)	0	(4)	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	(4)	(23)	(27)	0	0
Pay	28-Day MXN-TIIE	6.008	Lunar	03/10/2026		15,500	(15)	(81)	(96)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	13	(169)	(156)	2	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	(1)	(3)	(4)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	7.940	Lunar	12/10/2027		2,900	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(6)	13	7	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	1	1	2	0	0

							$280	$14	$294	$26	$(14)

Total Swap Agreements							$190	$(9)	$181	$26	$(14)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	AUD	541		$389	$0	$(2)
	10/2018	EUR	125		145	0	0
	10/2018		$1,926	AUD	2,654	0	(8)
	11/2018	AUD	2,654		$1,927	8	0
	11/2018	NZD	172		114	0	0
	11/2018	SEK	3,420		377	0	(9)
BPS	10/2018	ARS	880		23	2	0
	10/2018	BRL	1,480		381	14	0
	10/2018		$40	ARS	1,612	0	(2)
	10/2018		370	BRL	1,480	0	(3)
	10/2018		5,770	EUR	4,899	0	(82)
	11/2018	EUR	4,899		$5,784	82	0
	11/2018		$4	ARS	176	0	0
CBK	10/2018	EUR	4,090		$4,781	33	0
	10/2018	GBP	212		278	2	0
	10/2018		$286	EUR	246	0	(1)
	11/2018	NZD	56		$37	0	0
	11/2018		$385	SEK	3,465	7	0
DUB	10/2018	BRL	1,480		$370	3	0
	10/2018		$30	ARS	1,156	0	(2)
	10/2018		362	BRL	1,480	4	0
	11/2018	BRL	1,480		$361	0	(4)
	12/2018		$8	ARS	334	0	(1)
GLM	10/2018	AUD	2,113		$1,529	1	0
	10/2018	EUR	277		321	0	0
	10/2018		$1	ARS	39	0	0
	10/2018		1,470	TRY	7,501	0	(242)
	11/2018	MXN	1,694		$89	0	(1)
HUS	10/2018		$21	ARS	779	0	(3)
	12/2018	PEN	425		$128	0	0
	12/2018		$73	RUB	4,987	3	0
JPM	10/2018	EUR	686		$799	2	0
	10/2018		$1	ARS	39	0	0
	10/2018		5,247	GBP	3,983	0	(56)
	10/2018		743	JPY	83,851	0	(5)
	10/2018		1,639	MXN	30,812	2	0
	10/2018		117	RUB	8,157	7	0
	11/2018	GBP	3,983		$5,254	56	0
	11/2018	JPY	83,851		745	5	0
	11/2018		$100	RUB	6,754	3	0
	01/2019		3	ARS	100	0	0
MSB	12/2018		405	INR	28,672	0	(14)
NGF	10/2018		4	ARS	123	0	(1)
	12/2018		11		438	0	(1)
RBC	10/2018	GBP	3,771		$4,905	0	(10)
SCX	11/2018	NZD	905		596	0	(4)
SSB	10/2018	JPY	83,851		756	18	0
	11/2018	CHF	16		17	0	0
UAG	10/2018		$104	RUB	7,178	5	0
	11/2018		833		53,463	0	(21)

Total Forward Foreign Currency Contracts						$257	$(472)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000%	12/19/2018	$100	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	11/21/2018	400	0	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	12/19/2018	400	0	0
BPS	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	11/21/2018	200	(2)	0
	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	12/19/2018	200	(1)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	11/21/2018	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018	800	(1)	0
CBK	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	10/17/2018	200	(1)	0
	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	12/19/2018	200	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018	2,300	(2)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	11/21/2018	200	0	0
MYC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	11/21/2018	200	0	0

Total Written Options						$(9)	$(4)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2023	2.452%	$200	$(11)	$(1)	$0	$(12)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	100	(6)	0	0	(6)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	5.715	4	0	0	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	2.265	245	(8)	(4)	0	(12)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	45	0	0	0	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	5.632	250	29	(34)	0	(5)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	300	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.404	200	(37)	29	0	(8)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	600	(38)	1	0	(37)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	50	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	750	(6)	6	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	100	(1)	0	0	(1)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.892	100	(5)	1	0	(4)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.733	400	(8)	(3)	0	(11)

							$(94)	$(2)	$0	$(96)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,300	$(128)	$146	$18	$0
FBF	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	600	(25)	30	5	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,000	(85)	102	17	0
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,600	(88)	101	13	0

						$(326)	$379	$53	$0

Total Swap Agreements						$(420)	$377	$53	$(96)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$2,048	$0	$2,048
United States	0	10,197	358	10,555
Loan Participations and Assignments
Canada	0	5	0	5
United Arab Emirates	0	94	0	94
United States	100	1,598	48	1,746
Common Stocks
Australia
Communication Services	0	664	0	664
Consumer Discretionary	0	73	0	73
Consumer Staples	0	1,350	0	1,350
Energy	0	668	0	668
Financials	0	3,156	0	3,156
Health Care	0	198	0	198
Industrials	0	157	0	157
Materials	0	735	0	735
Austria
Energy	0	254	0	254
Financials	0	214	0	214
Materials	0	115	0	115
Belgium
Communication Services	0	180	0	180
Financials	0	395	0	395
Industrials	0	105	0	105
Brazil
Energy	0	0	94	94
Utilities	1	0	0	1
Canada
Communication Services	116	0	0	116
Consumer Discretionary	22	0	0	22
Energy	791	0	0	791
Financials	2,235	0	0	2,235
Industrials	158	0	0	158
Materials	142	0	0	142
Utilities	426	0	0	426
Denmark
Industrials	0	244	0	244
Finland
Materials	0	290	0	290
Utilities	0	302	0	302
France
Communication Services	0	2,480	0	2,480
Consumer Discretionary	0	412	0	412
Consumer Staples	0	1,318	0	1,318
Energy	0	810	0	810
Financials	243	2,795	0	3,038
Health Care	0	2,888	0	2,888
Industrials	0	1,272	0	1,272
Utilities	0	1,920	0	1,920
Germany
Communication Services	0	79	0	79
Consumer Discretionary	0	2,496	0	2,496
Consumer Staples	0	20	0	20
Financials	0	1,558	0	1,558
Health Care	0	745	0	745
Industrials	0	1,070	0	1,070
Materials	0	1,662	0	1,662
Utilities	0	1,157	0	1,157
Hong Kong
Consumer Discretionary	0	339	0	339
Information Technology	0	49	0	49
Real Estate	0	1,213	0	1,213
Israel
Communication Services	0	199	0	199
Financials	0	21	0	21
Materials	0	315	0	315
Italy
Energy	0	1,478	0	1,478
Financials	0	1,174	0	1,174
Industrials	0	61	0	61
Utilities	0	1,398	0	1,398
Japan
Communication Services	0	1,905	0	1,905
Consumer Discretionary	0	5,188	0	5,188
Consumer Staples	0	1,020	0	1,020
Energy	0	960	0	960
Financials	0	6,726	0	6,726
Health Care	0	1,050	0	1,050
Industrials	0	5,565	0	5,565
Information Technology	0	5,121	0	5,121
Materials	0	1,059	0	1,059
Real Estate	0	131	0	131
Utilities	0	1,536	0	1,536
Luxembourg
Communication Services	0	132	0	132
Macau
Consumer Discretionary	0	39	0	39
Mexico
Consumer Discretionary	1	0	0	1
Netherlands
Communication Services	309	216	0	525
Consumer Staples	0	355	0	355
Energy	0	3,249	0	3,249
Financials	0	640	0	640
Health Care	0	867	0	867
Industrials	0	146	0	146
New Zealand
Materials	0	39	0	39
Utilities	0	22	0	22
Norway
Communication Services	0	218	0	218
Energy	0	1,106	0	1,106
Financials	0	148	0	148
Materials	0	348	0	348
Portugal
Consumer Staples	0	62	0	62
Materials	0	40	0	40
Utilities	505	0	0	505
Singapore
Industrials	0	376	0	376
South Africa
Financials	0	431	0	431
Spain
Communication Services	0	1,152	0	1,152
Consumer Staples	0	26	0	26
Financials	0	2,525	0	2,525
Industrials	0	759	0	759
Utilities	0	589	0	589
Sweden
Communication Services	0	731	0	731
Financials	0	428	0	428
Health Care	0	114	0	114
Switzerland
Communication Services	0	178	0	178
Consumer Discretionary	124	0	0	124
Financials	0	3,328	0	3,328
Health Care	0	1,785	0	1,785
Industrials	0	90	0	90
Information Technology	237	0	0	237
United Kingdom
Communication Services	0	1,784	0	1,784
Consumer Discretionary	0	1,115	0	1,115
Consumer Staples	0	934	0	934
Energy	0	2,897	0	2,897
Financials	0	5,622	0	5,622
Health Care	0	2,103	0	2,103
Industrials	0	1,308	0	1,308
Materials	0	255	0	255
Utilities	769	242	0	1,011
United States
Communication Services	9,909	0	0	9,909
Consumer Discretionary	10,832	0	0	10,832
Consumer Staples	9,615	0	0	9,615
Energy	16,343	0	0	16,343
Financials	17,930	0	0	17,930
Health Care	15,917	0	0	15,917
Industrials	5,902	0	0	5,902
Information Technology	10,674	0	0	10,674
Materials	3,314	0	0	3,314
Utilities	5,573	0	0	5,573
Convertible Bonds & Notes
United States
Industrials	0	14	0	14
Corporate Bonds & Notes
Australia
Banking & Finance	0	396	0	396
Industrials	0	4	0	4
Bermuda
Banking & Finance	0	870	0	870
Industrials	0	7	0	7
Brazil
Utilities	0	622	0	622
Canada
Banking & Finance	0	46	0	46
Industrials	0	82	0	82
Cayman Islands
Banking & Finance	0	1,012	0	1,012
Industrials	0	82	0	82
Utilities	0	102	0	102
Curacao
Industrials	0	15	0	15
Finland
Industrials	0	6	0	6
France
Banking & Finance	0	199	0	199
Industrials	0	1,244	0	1,244
Germany
Banking & Finance	0	1,456	0	1,456
Hong Kong
Industrials	0	200	0	200
Ireland
Industrials	0	465	0	465
Japan
Utilities	0	397	0	397
Jersey, Channel Islands
Industrials	0	582	0	582
Luxembourg
Banking & Finance	0	652	0	652
Industrials	0	610	0	610
Utilities	0	1,252	0	1,252
Mexico
Industrials	0	51	0	51
Netherlands
Banking & Finance	0	1,067	0	1,067
Industrials	0	113	0	113
Norway
Industrials	0	16	0	16
Spain
Banking & Finance	0	605	0	605
United Kingdom
Banking & Finance	0	4,692	0	4,692
Industrials	0	1,223	0	1,223
United States
Banking & Finance	0	5,056	0	5,056
Industrials	0	5,876	0	5,876
Utilities	0	1,548	0	1,548
Venezuela
Industrials	0	75	0	75
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,841	0	1,841
United States	0	8,613	75	8,688
Municipal Bonds & Notes
California	0	643	0	643
Illinois	0	166	0	166
Michigan	0	208	0	208
Puerto Rico	0	267	0	267
Virginia	0	378	0	378
West Virginia	0	355	0	355
Preferred Stocks
Germany
Industrials	0	1,666	0	1,666

Real Estate Investment Trusts
Canada
Real Estate	382	0	0	382
United States
Financials	345	0	0	345
Real Estate	1,002	0	0	1,002
Sovereign Issues
Argentina	0	1,119	0	1,119
Brazil	0	203	0	203
Greece	0	237	0	237
Kuwait	0	378	0	378
Peru	0	116	0	116
Saudi Arabia	0	578	0	578
Spain	0	62	0	62
Venezuela	0	47	0	47
U.S. Government Agencies
United States	0	9,423	0	9,423
U.S. Treasury Obligations
United States	0	25,699	0	25,699
Short-Term Instruments
Repurchase Agreements	0	1,450	0	1,450
Short-Term Notes	0	13	0	13
Greece Treasury Bills	0	195	0	195
Argentina Treasury Bills	0	240	0	240
	$113,917	$203,165	$575	$317,657

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$711	$0	$0	$711

Total Investments	$114,628	$203,165	$575	$318,368

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	26	0	32
Over the counter	0	310	0	310
	$6	$336	$0	$342

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(572)	0	(572)

	$0	$(586)	$0	$(586)

Total Financial Derivative Instruments	$6	$(250)	$0	$(244)

Totals	$114,634	$202,915	$575	$318,124
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.0% ¤
COMMON STOCKS 62.8%
GERMANY 2.7%
FINANCIALS 1.7%
Deutsche Boerse AG	65,000	$8,691

HEALTH CARE 1.0%
Bayer AG	53,000	4,701

Total Germany		13,392

IRELAND 2.1%
HEALTH CARE 2.1%
Medtronic PLC	110,000	10,821

Total Ireland		10,821

SOUTH KOREA 1.0%
INFORMATION TECHNOLOGY 1.0%
Samsung Electronics Co. Ltd.	120,000	5,022

Total South Korea		5,022

SWEDEN 2.0%
COMMUNICATION SERVICES 2.0%
Spotify Technology S.A. (a)	55,000	9,946

Total Sweden		9,946

UNITED STATES 55.0%
COMMUNICATION SERVICES 1.6%
Comcast Corp. ‘A’ (f)	220,000	7,790

CONSUMER DISCRETIONARY 13.8%
Amazon.com, Inc. (a)	4,000	8,012
Booking Holdings, Inc. (a)	4,000	7,936
Carnival Corp.	80,000	5,102
Expedia, Inc.	60,000	7,829
Las Vegas Sands Corp.	80,000	4,746
Royal Caribbean Cruises Ltd.	100,000	12,994
Starbucks Corp.	165,000	9,379
Tapestry, Inc.	124,000	6,233
TJX Cos., Inc.	60,000	6,721

		68,952

ENERGY 9.5%
Cabot Oil & Gas Corp. (f)	210,000	4,729
ONEOK, Inc.	220,000	14,914
Plains All American Pipeline LP	300,000	7,503
Williams Cos., Inc.	330,000	8,973
WPX Energy, Inc. (a)	550,000	11,066

		47,185

FINANCIALS 12.4%
Berkshire Hathaway, Inc. ‘B’ (a)(f)	95,000	20,340
Capital One Financial Corp.	75,000	7,120
Citigroup, Inc.	135,000	9,685
Discover Financial Services	160,000	12,232

JPMorgan Chase & Co.	110,000	12,412

		61,789

HEALTH CARE 9.0%
Abbott Laboratories	70,000	5,135
Centene Corp. (a)(f)	55,000	7,963
Johnson & Johnson	55,000	7,599
Pfizer, Inc.	200,000	8,814
Quest Diagnostics, Inc. (f)	46,000	4,964
UnitedHealth Group, Inc.	40,000	10,642

		45,117

INDUSTRIALS 5.0%
Honeywell International, Inc.	61,000	10,150
Norfolk Southern Corp.	41,000	7,401
Union Pacific Corp.	46,000	7,490

		25,041

INFORMATION TECHNOLOGY 2.7%
Oracle Corp.	110,000	5,672
salesforce.com, Inc. (a)	50,000	7,951

		13,623

UTILITIES 1.0%
ONE Gas, Inc. (f)	60,000	4,937

Total United States		274,434

Total Common Stocks (Cost $286,964)		313,615

EXCHANGE-TRADED FUNDS 6.3%
UNITED STATES 6.3%
SPDR S&P Oil & Gas Exploration & Production ETF	310,000	13,420
SPDR S&P Regional Banking ETF	300,000	17,826

Total Exchange-Traded Funds (Cost $31,369)		31,246

REAL ESTATE INVESTMENT TRUSTS 3.0%
UNITED STATES 3.0%
REAL ESTATE 3.0%
Alexandria Real Estate Equities, Inc.	29,000	3,648
Equity Residential	55,000	3,644
Hudson Pacific Properties, Inc.	120,000	3,926
Sun Communities, Inc.	36,000	3,656

		14,874

Total Real Estate Investment Trusts (Cost $14,932)		14,874

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (d) 0.1%		346

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.8%
2.140% due 12/06/2018 (b)(c)(h)	$4,100	4,084

Total Short-Term Instruments (Cost $4,430)		4,430

Total Investments in Securities (Cost $337,695)		364,165

	SHARES
INVESTMENTS IN AFFILIATES 25.9%
SHORT-TERM INSTRUMENTS 25.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.9%
PIMCO Short-Term Floating NAV Portfolio III	13,069,037	129,213

Total Short-Term Instruments (Cost $129,169)	129,213

Total Investments in Affiliates (Cost $129,169)	129,213

Total Investments 98.9% (Cost $466,864)	$493,378
Securities Sold Short (e) (32.8)% (Proceeds $165,275)	(163,530)
Financial Derivative Instruments (g)(i) (0.0)% (Cost or Premiums, net $(3,368))	(174)
Other Assets and Liabilities, net 33.9%	169,321

Net Assets 100.0%	$498,995

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$346	U.S. Treasury Notes 2.750% due 07/31/2023	$(353)	$346	$346

Total Repurchase Agreements						$(353)	$346	$346

(e)	Securities Sold Short

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
	Common Stocks (25.6)%
	Canada (2.0)%
	Consumer Discretionary (0.2)%
GSC	Restaurant Brands International, Inc.	22,000	$(1,292)	$(1,314)

	Energy (1.8)%
	Cenovus Energy, Inc.	275,000	(2,532)	(2,762)
	TransCanada Corp.	150,000	(6,436)	(6,148)

			(8,968)	(8,910)

	Total Canada		(10,260)	(10,224)

	Switzerland (1.4)%
	Consumer Discretionary (1.1)%
	Cie Financiere Richemont S.A.	27,000	(2,334)	(2,201)
	Swatch Group AG	7,500	(3,527)	(2,981)

			(5,861)	(5,182)

	Information Technology (0.3)%
	Logitech International S.A.	34,000	(1,166)	(1,525)

	Total Switzerland		(7,027)	(6,707)

	United States (22.2)%
	Communication Services (1.8)%
	Facebook, Inc.	25,000	(4,366)	(4,111)
FOB	Omnicom Group, Inc.	34,000	(2,450)	(2,333)
GSC	Verizon Communications, Inc.	45,000	(2,458)	(2,403)

			(9,274)	(8,847)

	Consumer Discretionary (2.8)%
	Aramark	80,000	(3,317)	(3,441)
	Cedar Fair LP	25,000	(1,321)	(1,302)
FOB	Choice Hotels International, Inc.	16,000	(1,277)	(1,333)
GSC	Jack in the Box, Inc.	15,000	(1,319)	(1,257)
	Six Flags Entertainment Corp.	40,000	(2,623)	(2,793)
	Target Corp.	30,000	(2,601)	(2,646)
	Wendy’s Co.	70,000	(1,247)	(1,200)

			(13,705)	(13,972)

	Consumer Staples (2.7)%
	Church & Dwight Co., Inc.	45,000	(2,070)	(2,672)
	Clorox Co.	55,000	(7,154)	(8,272)
FOB	Walmart, Inc.	27,000	(2,224)	(2,536)

			(11,448)	(13,480)

	Energy (1.9)%
GSC	Apache Corp.	60,000	(2,596)	(2,860)
	Exxon Mobil Corp.	80,000	(6,322)	(6,802)

			(8,918)	(9,662)

	Financials (5.6)%
	Affiliated Managers Group, Inc.	37,500	(6,363)	(5,127)
	Franklin Resources, Inc.	190,000	(6,295)	(5,822)
	Invesco Ltd.	150,000	(4,668)	(3,432)
	SVB Financial Group	8,000	(2,574)	(2,487)
	Synchrony Financial	110,000	(3,293)	(3,419)
FOB	T Rowe Price Group, Inc.	52,000	(6,188)	(5,677)
	Virtu Financial, Inc. ‘A’	90,000	(2,588)	(1,840)

			(31,969)	(27,804)

	Health Care (1.8)%
GSC	AbbVie, Inc.	13,000	(1,249)	(1,229)
FOB	Amgen, Inc.	16,000	(2,681)	(3,317)
GSC	Mettler-Toledo International, Inc.	7,000	(4,037)	(4,263)

			(7,967)	(8,809)

	Industrials (5.6)%
FOB	Brink’s Co.	80,000	(6,144)	(5,580)
GSC	General Dynamics Corp.	18,000	(3,567)	(3,685)
FOB	Northrop Grumman Corp.	11,000	(3,570)	(3,491)
	Raytheon Co.	30,000	(6,133)	(6,200)
	Schneider National, Inc. ‘B’	110,000	(3,015)	(2,754)
	United Rentals, Inc.	18,000	(2,827)	(2,945)
	Werner Enterprises, Inc.	101,500	(3,644)	(3,597)

			(28,900)	(28,252)

	Total United States		(112,181)	(110,826)

	Total Common Stocks		(129,468)	(127,757)

	Exchange-Traded Funds (2.2)%
	United States (2.2)%
	iShares Nasdaq Biotechnology ETF	35,000	(3,860)	(4,269)
GSC	iShares MSCI Emerging Markets ETF	160,000	(7,177)	(6,867)

	Total Exchange-Traded Funds		(11,037)	(11,136)

	Real Estate Investment Trusts (4.9)%
	United States (4.9)%
	Acadia Realty Trust	90,000	(2,540)	(2,547)
FOB	Apollo Commercial Real Estate Finance, Inc.	124,000	(2,332)	(2,397)
	Blackstone Mortgage Trust, Inc. ‘A’	99,000	(3,247)	(3,379)
GSC	EastGroup Properties, Inc.	26,000	(2,519)	(2,505)
	Iron Mountain, Inc.	140,000	(5,176)	(4,915)
	Life Storage, Inc.	26,000	(2,504)	(2,474)
	Realty Income Corp.	45,000	(2,577)	(2,570)
FOB	Starwood Property Trust, Inc.	175,000	(3,875)	(3,850)

	Total Real Estate Investment Trusts		(24,770)	(24,637)

Total Short Sales (32.8)%			$(165,275)	$(163,530)

(f)

Securities with an aggregate market value of $26,881 and cash of $167,601 have been pledged as collateral as of September 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Payable for short sales includes $508 of dividends payable.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini Russell 2000 Index December Futures	12/2018	232	$(19,729)	$236	$0	$(50)
E-mini S&P 500 Index December Futures	12/2018	141	(20,579)	(124)	6	0
Euro STOXX 50 December Futures	12/2018	297	(11,679)	(244)	169	(52)

Total Futures Contracts				$(132)	$175	$(102)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$41,800	$(3,368)	$(42)	$(3,410)	$0	$(23)

Total Swap Agreements					$(3,368)	$(42)	$(3,410)	$0	$(23)

(h)

Securities with an aggregate market value of $1,540 and cash of $2,156 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	10/2018		$13,793	EUR	11,710	$0	$(196)
	11/2018	EUR	11,710		$13,826	197	0
	12/2018	KRW	11,724,078		10,495	0	(90)
CBK	10/2018	EUR	14,725		17,214	117	0
	10/2018		$3,500	EUR	3,015	1	0
HUS	10/2018	CAD	202		$155	0	(2)
	12/2018		$5,496	KRW	6,148,320	55	0
SSB	11/2018	CAD	2		$1	0	0

Total Forward Foreign Currency Contracts						$370	$(288)

Swap Agreements:

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	AMZX Index	2,178	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018	$2,860	$0	$(50)	$0	$(50)
CBK	Receive	AMZX Index	4,464	3-Month USD-LIBOR plus a specified spread	Quarterly	02/15/2019	5,770	0	(29)	0	(29)
FAR	Receive	AMZX Index	8,182	3-Month USD-LIBOR plus a specified spread	Quarterly	09/12/2019	10,787	0	(227)	0	(227)

Total Swap Agreements								$0	$(306)	$0	$(306)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Germany
Financials	$0	$8,691	$0	$8,691
Health Care	0	4,701	0	4,701
Ireland
Health Care	10,821	0	0	10,821
South Korea
Information Technology	0	5,022	0	5,022
Sweden
Communication Services	9,946	0	0	9,946
United States
Communication Services	7,790	0	0	7,790
Consumer Discretionary	68,952	0	0	68,952
Energy	47,185	0	0	47,185
Financials	61,789	0	0	61,789
Health Care	45,117	0	0	45,117
Industrials	25,041	0	0	25,041
Information Technology	13,623	0	0	13,623
Utilities	4,937	0	0	4,937
Exchange-Traded Funds
United States	31,246	0	0	31,246
Real Estate Investment Trusts
United States
Real Estate	14,874	0	0	14,874
Short-Term Instruments
Repurchase Agreements	0	346	0	346
U.S. Treasury Bills	0	4,084	0	4,084
	$341,321	$22,844	$0	$364,165

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$129,213	$0	$0	$129,213

Total Investments	$470,534	$22,844	$0	$493,378

Short Sales, at Value - Liabilities
Common Stocks
Canada
Consumer Discretionary	$(1,314)	$0	$0	$(1,314)
Energy	(8,910)	0	0	(8,910)
Switzerland
Consumer Discretionary	0	(5,182)	0	(5,182)
Information Technology	0	(1,525)	0	(1,525)
United States
Communication Services	(8,847)	0	0	(8,847)
Consumer Discretionary	(13,972)	0	0	(13,972)
Consumer Staples	(13,480)	0	0	(13,480)
Energy	(9,662)	0	0	(9,662)
Financials	(27,804)	0	0	(27,804)
Health Care	(8,809)	0	0	(8,809)
Industrials	(28,252)	0	0	(28,252)
Exchange-Traded Funds
United States	(11,136)	0	0	(11,136)
Real Estate Investment Trusts
United States	(24,637)	0	0	(24,637)
	$(156,823)	$(6,707)	$0	$(163,530)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	175	0	0	175
Over the counter	0	370	0	370
	$175	$370	$0	$545

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(102)	(23)	0	(125)
Over the counter	0	(594)	0	(594)

	$(102)	$(617)	$0	$(719)

Total Financial Derivative Instruments	$73	$(247)	$0	$(174)

Totals	$313,784	$15,890	$0	$329,674

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Emerging Markets Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 98.2%
BRAZIL 3.8%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil S.A. ADR	21,453	$209
TIM Participacoes S.A. ADR	62,123	900

		1,109

CONSUMER DISCRETIONARY 0.1%
Grendene S.A.	268,500	447
Guararapes Confeccoes S.A.	4,600	119
MRV Engenharia e Participacoes S.A.	122,600	373
Via Varejo S.A.	358,100	1,323

		2,262

CONSUMER STAPLES 0.5%
Ambev S.A. ADR	83,957	384
BRF S.A. (a)	53,900	293
JBS S.A.	2,569,800	5,969
Marfrig Global Foods S.A. (a)	1,120,100	1,470
Natura Cosmeticos S.A.	178,100	1,251

		9,367

ENERGY 0.6%
Petroleo Brasileiro S.A. SP - ADR	993,094	11,986

FINANCIALS 1.2%
Banco Bradesco S.A. ADR	831,285	5,885
Banco BTG Pactual S.A.	292,086	1,541
Banco do Brasil S.A.	1,033,000	7,533
Banco Santander Brasil S.A.	46,300	409
Itau Unibanco Holding S.A. SP - ADR ‘H’	755,284	8,293
Porto Seguro S.A.	28,600	420
Sul America S.A.	30,546	197

		24,278

INDUSTRIALS 0.1%
Embraer S.A. SP - ADR	51,561	1,010

MATERIALS 0.9%
Cia Siderurgica Nacional S.A. SP - ADR	608,791	1,388
Duratex S.A.	57,100	128
Fibria Celulose S.A. - ADR	90,644	1,680
Gerdau S.A. SP - ADR	51,119	215
Nexa Resources S.A.	48,787	588
Vale S.A.	952,239	14,105

		18,104

UTILITIES 0.3%
AES Tiete Energia S.A.	420,500	989
Cia de Saneamento de Minas Gerais-COPASA	21,900	211
Cia Energetica de Minas Gerais SP - ADR	2,471,181	4,226
Engie Brasil Energia S.A.	23,000	202
Light S.A.	196,600	622
Transmissora Alianca de Energia Eletrica S.A.	8,500	42

		6,292

Total Brazil		74,408

CHILE 0.6%
CONSUMER DISCRETIONARY 0.1%
Ripley Corp. S.A.	827,180	773

CONSUMER STAPLES 0.1%
Cencosud S.A.	1,062,046	2,527
Cia Cervecerias Unidas S.A. SP - ADR	7,221	201

		2,728

ENERGY 0.0%
Empresas COPEC S.A.	13,182	203

FINANCIALS 0.1%
Banco de Chile	2,492,818	382
Banco Santander Chile ADR	33,278	1,064
Sociedad Matriz del Banco de Chile S.A. ‘B’	2,613,684	1,283

		2,729

INDUSTRIALS 0.0%
AntarChile S.A.	12,460	206

MATERIALS 0.2%
CAP S.A.	157,860	1,588
Empresas CMPC S.A.	567,536	2,286

		3,874

UTILITIES 0.1%
AES Gener S.A.	763,651	221
Enel Americas S.A. ADR	71,872	556
Enel Chile S.A.	11,003,083	1,101

		1,878

Total Chile		12,391

CHINA 24.3%
COMMUNICATION SERVICES 0.9%
Changyou.com Ltd. ADR	21,509	284
China Communications Services Corp. Ltd. ‘H’	3,936,000	3,629
China Telecom Corp. Ltd. ‘H’	23,876,000	11,869
Fang Holdings Ltd. ADR (a)	75,070	195
Sohu.com Ltd. ADR (a)	49,164	977

		16,954

CONSUMER DISCRETIONARY 0.3%
BAIC Motor Corp. Ltd. ‘H’	872,000	702
Dongfeng Motor Group Co. Ltd. ‘H’	1,598,000	1,647
Golden Eagle Retail Group Ltd.	178,000	194
GOME Retail Holdings Ltd.	18,217,000	1,860
Great Wall Motor Co. Ltd. ‘H’	878,500	558
Shanghai Jin Jiang International Hotels Group Co. Ltd. ‘H’	1,438,000	404

		5,365

CONSUMER STAPLES 0.3%
Hengan International Group Co. Ltd.	106,500	979
Tingyi Cayman Islands Holding Corp.	1,228,000	2,256
Uni-President China Holdings Ltd.	244,000	259
Want Want China Holdings Ltd.	2,146,000	1,805

		5,299

ENERGY 4.1%
China Coal Energy Co. Ltd. ‘H’	455,000	192
China Oilfield Services Ltd. ‘H’	320,000	348
China Petroleum & Chemical Corp. ‘H’	23,984,400	24,098
China Shenhua Energy Co. Ltd. ‘H’	3,931,500	8,954
CNOOC Ltd.	17,485,000	34,623
PetroChina Co. Ltd. ‘H’	14,878,000	12,042
Yanzhou Coal Mining Co. Ltd. ‘H’	470,000	543

		80,800

FINANCIALS 12.9%
Agricultural Bank of China Ltd. ‘H’	40,422,000	19,824
Bank of China Ltd. ‘H’	92,078,000	40,684
Bank of Chongqing Co. Ltd. ‘H’	1,019,000	610
Bank of Communications Co. Ltd. ‘H’	12,747,000	9,545
China Cinda Asset Management Co. Ltd. ‘H’	5,396,000	1,364
China CITIC Bank Corp. Ltd. ‘H’	13,204,000	8,432

China Construction Bank Corp. ‘H’	86,939,000	75,993
China Everbright Bank Co. Ltd. ‘H’	6,708,000	2,971
China Huarong Asset Management Co. Ltd. ‘H’	8,983,000	1,651
China Life Insurance Co. Ltd. ‘H’	854,000	1,941
China Merchants Bank Co. Ltd. ‘H’	1,871,000	7,565
China Minsheng Banking Corp. Ltd. ‘H’	7,659,420	5,679
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	5,683,000	3,101
CSC Financial Co. Ltd. ‘H’ (a)	1,003,000	583
Industrial & Commercial Bank of China Ltd. ‘H’	64,887,000	47,374
People’s Insurance Co. Group of China Ltd. ‘H’	10,711,000	4,800
PICC Property & Casualty Co. Ltd. ‘H’	1,732,000	2,038
Ping An Insurance Group Co. of China Ltd. ‘H’	1,202,500	12,182
Postal Savings Bank of China Co. Ltd. ‘H’	11,709,000	7,358

		253,695

HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	2,090,500	3,317
Sihuan Pharmaceutical Holdings Group Ltd.	1,163,000	237
Sinopharm Group Co. Ltd.	140,000	685

		4,239

INDUSTRIALS 1.0%
Air China Ltd. ‘H’	1,208,000	1,162
China Communications Construction Co. Ltd. ‘H’	1,227,000	1,251
China Eastern Airlines Corp. Ltd. ‘H’	1,410,000	901
China Lesso Group Holdings Ltd.	746,000	423
China Machinery Engineering Corp. ‘H’	349,000	171
China Railway Construction Corp. Ltd. ‘H’	1,006,000	1,358
China Railway Group Ltd. ‘H’	1,883,000	1,866
China Southern Airlines Co. Ltd. ‘H’	2,820,000	1,797
COSCO SHIPPING Energy Transportation Co. Ltd. ‘H’	842,000	418
Country Garden Services Holdings Co. Ltd. (a)	92,298	156
Fosun International Ltd.	471,000	830
Guangshen Railway Co. Ltd. ‘H’	458,000	205
Harbin Electric Co. Ltd. ‘H’	1,790,000	560
Jiangsu Expressway Co. Ltd. ‘H’	280,000	359
Shenzhen Expressway Co. Ltd. ‘H’	196,000	197
Sinopec Engineering Group Co. Ltd. ‘H’	1,685,000	1,925
Sinotrans Ltd. ‘H’	1,654,000	673
Sinotruk Hong Kong Ltd.	915,500	1,997
Weichai Power Co. Ltd. ‘H’	271,000	335
Yangzijiang Shipbuilding Holdings Ltd.	1,967,600	1,784
Zhejiang Expressway Co. Ltd. ‘H’	1,420,000	1,181
Zoomlion Heavy Industry Science and Technology Co. Ltd. ‘H’	1,133,200	438

		19,987

INFORMATION TECHNOLOGY 0.8%
AVIC International Holdings Ltd.	348,000	184
FIH Mobile Ltd.	1,748,000	200
Legend Holdings Corp. ‘H’	1,068,000	3,264
Lenovo Group Ltd.	16,266,000	11,851
Semiconductor Manufacturing International Corp. (a)	173,000	187

		15,686

MATERIALS 1.2%
Anhui Conch Cement Co. Ltd. ‘H’	343,500	2,063
China BlueChemical Ltd. ‘H’	5,404,000	2,187
China Hongqiao Group Ltd.	572,500	380
China National Building Material Co. Ltd. ‘H’	19,773,400	17,535
China Zhongwang Holdings Ltd.	3,839,200	1,876

		24,041

REAL ESTATE 1.8%
Agile Group Holdings Ltd.	3,484,000	4,937
Beijing Capital Land Ltd. ‘H’	2,070,000	759
Central China Real Estate Ltd.	1,968,000	803
China Aoyuan Property Group Ltd.	1,813,000	1,224
China Evergrande Group	192,000	536
China SCE Property Holdings Ltd.	427,000	165
China Vanke Co. Ltd. ‘H’	265,900	877
CIFI Holdings Group Co. Ltd.	944,000	432
Country Garden Holdings Co. Ltd.	378,000	476
Fantasia Holdings Group Co. Ltd.	5,406,000	662
Future Land Development Holdings Ltd.	1,349,138	872
Greentown China Holdings Ltd.	2,102,500	1,961
Guangzhou R&F Properties Co. Ltd. ‘H’	2,196,600	4,030
Guorui Properties Ltd.	666,000	170
Kaisa Group Holdings Ltd.	1,326,000	424
KWG Property Holding Ltd.	2,211,500	2,024
Longfor Properties Co. Ltd.	657,000	1,694

Powerlong Real Estate Holdings Ltd.	2,734,000	1,164
Red Star Macalline Group Corp. Ltd. ‘H’	324,643	313
Shui On Land Ltd.	11,492,500	2,670
Sino-Ocean Group Holding Ltd.	6,885,500	3,044
SOHO China Ltd.	7,648,000	2,972
Times China Holdings Ltd.	812,000	863
Yuzhou Properties Co. Ltd.	2,943,000	1,193

		34,265

UTILITIES 0.8%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	2,012,000	406
China Datang Corp. Renewable Power Co. Ltd.	987,000	143
China Longyuan Power Group Corp. Ltd. ‘H’	2,603,000	2,192
Datang International Power Generation Co. Ltd. ‘H’	8,960,000	2,264
ENN Energy Holdings Ltd.	20,000	174
Huadian Fuxin Energy Corp. Ltd. ‘H’	6,890,000	1,388
Huadian Power International Corp. Ltd. ‘H’	7,146,000	2,789
Huaneng Power International, Inc. ‘H’	10,362,000	6,790
Huaneng Renewables Corp. Ltd.	610,000	182

		16,328

Total China		476,659

GREECE 0.9%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	178,710	2,191

CONSUMER DISCRETIONARY 0.1%
FF Group «(a)	51,384	143
OPAP S.A.	149,327	1,568

		1,711

ENERGY 0.0%
Hellenic Petroleum S.A.	49,185	429
Motor Oil Hellas Corinth Refineries S.A.	11,613	303

		732

FINANCIALS 0.7%
Alpha Bank AE (a)	3,831,874	5,514
Eurobank Ergasias S.A. (a)	706,769	534
National Bank of Greece S.A. (a)	1,990,753	4,046
Piraeus Bank S.A. (a)	1,408,192	3,072

		13,166

UTILITIES 0.0%
Public Power Corp. S.A. (a)	220,031	360

Total Greece		18,160

HONG KONG 5.8%
COMMUNICATION SERVICES 1.8%
China Mobile Ltd.	2,685,500	26,403
China Unicom Hong Kong Ltd.	7,154,000	8,358

		34,761

CONSUMER DISCRETIONARY 0.1%
China Travel International Investment Hong Kong Ltd.	3,052,000	981
Dah Chong Hong Holdings Ltd.	1,417,000	551

		1,532

CONSUMER STAPLES 0.4%
China Agri-Industries Holdings Ltd.	2,944,000	1,135
China Resources Beer Holdings Co. Ltd.	1,948,000	7,812

		8,947

ENERGY 0.2%
Kunlun Energy Co. Ltd.	3,880,000	4,516

FINANCIALS 0.7%
BOC Hong Kong Holdings Ltd.	1,157,500	5,494
China Everbright Ltd.	502,000	899
China Taiping Insurance Holdings Co. Ltd.	1,765,600	6,186

Far East Horizon Ltd.	585,000	557

		13,136

INDUSTRIALS 0.8%
China Merchants Port Holdings Co. Ltd.	276,000	528
CITIC Ltd.	6,716,000	10,003
COSCO SHIPPING Ports Ltd.	2,428,000	2,668
Shanghai Industrial Holdings Ltd.	1,000,000	2,212
Shenzhen International Holdings Ltd.	283,000	583

		15,994

MATERIALS 0.2%
China Resources Cement Holdings Ltd.	2,506,000	2,914
Shougang Fushan Resources Group Ltd.	7,462,000	1,654

		4,568

REAL ESTATE 1.0%
China Jinmao Holdings Group Ltd.	7,236,000	3,293
China Overseas Grand Oceans Group Ltd.	1,946,000	625
China Overseas Land & Investment Ltd.	1,140,000	3,569
China Resources Land Ltd.	1,044,000	3,658
Joy City Property Ltd.	832,000	101
Poly Property Group Co. Ltd.	6,412,000	2,259
Shenzhen Investment Ltd.	5,510,000	1,754
Yuexiu Property Co. Ltd.	21,788,000	3,889

		19,148

UTILITIES 0.6%
Beijing Enterprises Holdings Ltd.	74,500	417
China Power International Development Ltd.	17,009,000	3,775
China Resources Power Holdings Co. Ltd.	4,112,000	7,255

		11,447

Total Hong Kong		114,049

INDIA 4.2%
COMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd.	74,994	352
Idea Cellular Ltd. (a)	125,689	67
Reliance Communications Ltd. (a)	21,569,985	3,559

		3,978

CONSUMER DISCRETIONARY 0.3%
Tata Motors Ltd.	1,615,754	4,994

ENERGY 0.6%
Coal India Ltd.	979,691	3,611
Oil & Natural Gas Corp. Ltd.	1,284,319	3,167
Oil India Ltd.	256,311	783
Reliance Industries Ltd.	209,682	3,629

		11,190

FINANCIALS 1.4%
Allahabad Bank	2,393,017	1,163
Andhra Bank (a)	3,951,838	1,519
Axis Bank Ltd.	21,597	184
Bank of Baroda (a)	1,032,113	1,417
Bank of India (a)	842,441	892
Canara Bank (a)	532,584	1,620
ICICI Bank Ltd.	914,300	3,865
IDBI Bank Ltd. (a)	514,150	358
IDFC Ltd.	257,000	141
Indian Bank	53,360	167
Oriental Bank of Commerce (a)	1,708,729	1,440
Power Finance Corp. Ltd.	1,901,116	2,000
Punjab National Bank (a)	1,770,209	1,461
Rural Electrification Corp. Ltd.	2,398,601	3,263
State Bank of India	1,375,481	5,041
Syndicate Bank	1,327,451	565
Union Bank of India	2,134,046	1,929

		27,025

INDUSTRIALS 0.2%
Adani Enterprises Ltd.	486,110	873
Bharat Heavy Electricals Ltd.	880,956	834

GMR Infrastructure Ltd. (a)	2,009,253	444
Jaiprakash Associates Ltd. (a)	20,631,426	1,895

		4,046

INFORMATION TECHNOLOGY 0.1%
Infosys Ltd. SP - ADR	127,206	1,294
Mphasis Ltd.	38,920	629
Tata Consultancy Services Ltd.	6,864	207
Tech Mahindra Ltd.	59,058	608

		2,738

MATERIALS 1.0%
Hindalco Industries Ltd.	1,177,606	3,713
Jindal Steel & Power Ltd. (a)	1,740,596	4,706
National Aluminium Co. Ltd.	1,312,040	1,105
NMDC Ltd.	155,459	243
Steel Authority of India Ltd. (a)	1,003,129	942
Tata Chemicals Ltd.	98,774	943
Tata Steel Ltd.	859,630	6,878
Vedanta Ltd.	468,904	1,503

		20,033

REAL ESTATE 0.0%
DLF Ltd.	104,717	234

UTILITIES 0.4%
Adani Gas Ltd. (a)	565,840	369
Adani Green Energy Ltd. (a)	708,034	401
Adani Power Ltd. (a)	2,418,290	786
CESC Ltd.	15,099	171
Jaiprakash Power Ventures Ltd. (a)	3,337,994	111
JSW Energy Ltd.	785,430	663
NHPC Ltd.	3,621,542	1,135
NTPC Ltd.	599,157	1,388
Reliance Infrastructure Ltd.	307,560	1,273
Reliance Power Ltd. (a)	1,538,650	561
Tata Power Co. Ltd.	1,205,812	1,095

		7,953

Total India		82,191

INDONESIA 1.1%
COMMUNICATION SERVICES 0.1%
Telekomunikasi Indonesia Persero Tbk PT	4,675,600	1,144
XL Axiata Tbk PT	841,500	156

		1,300

CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	1,407,800	694

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	3,679,800	1,457

ENERGY 0.2%
Adaro Energy Tbk PT	6,842,500	842
Bukit Asam Tbk PT	1,744,190	505
Indo Tambangraya Megah Tbk PT	1,340,300	2,325
United Tractors Tbk PT	223,100	494

		4,166

FINANCIALS 0.3%
Bank Danamon Indonesia Tbk PT	1,713,100	828
Bank Mandiri Persero Tbk PT	3,540,000	1,595
Bank Negara Indonesia Persero Tbk PT	3,330,500	1,654
Bank Rakyat Indonesia Persero Tbk PT	9,512,800	2,010
Bank Tabungan Negara Persero Tbk PT	788,500	139

		6,226

INDUSTRIALS 0.0%
Berlian Laju Tanker Tbk PT «(a)	707,200	0

MATERIALS 0.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	2,414,900	2,810
Indocement Tunggal Prakarsa Tbk PT	823,400	1,022

Semen Indonesia Persero Tbk PT	965,100	642

		4,474

UTILITIES 0.1%
Perusahaan Gas Negara Persero Tbk	13,839,000	2,088

Total Indonesia		20,405

MALAYSIA 2.1%
COMMUNICATION SERVICES 0.2%
Astro Malaysia Holdings Bhd.	834,600	297
Axiata Group Bhd.	1,330,900	1,466
Maxis Bhd.	233,500	329
Telekom Malaysia Bhd.	1,204,800	938

		3,030

CONSUMER DISCRETIONARY 0.2%
DRB-Hicom Bhd.	2,380,500	1,248
Genting Bhd.	1,210,700	2,284
Genting Malaysia Bhd.	159,800	193
UMW Holdings Bhd.	419,200	508

		4,233

CONSUMER STAPLES 0.2%
British American Tobacco Malaysia Bhd.	225,500	1,728
Felda Global Ventures Holdings Bhd.	3,368,700	1,261
Sime Darby Plantation Bhd.	167,300	214

		3,203

ENERGY 0.1%
Sapura Energy Bhd. (a)	16,981,700	1,684

FINANCIALS 0.9%
AMMB Holdings Bhd.	2,072,000	2,067
CIMB Group Holdings Bhd.	2,413,500	3,504
Hong Leong Bank Bhd.	66,400	330
Hong Leong Financial Group Bhd.	37,600	175
Malayan Banking Bhd.	3,250,300	7,688
Public Bank Bhd.	420,400	2,539
RHB Bank Bhd.	1,209,300	1,578

		17,881

INDUSTRIALS 0.2%
AirAsia Group Bhd.	1,671,500	1,276
Berjaya Corp. Bhd. (a)	4,595,200	321
IJM Corp. Bhd.	1,368,600	595
MISC Bhd.	195,200	286
Sime Darby Bhd.	2,380,400	1,501

		3,979

MATERIALS 0.0%
Petronas Chemicals Group Bhd.	355,800	805

REAL ESTATE 0.0%
Sime Darby Property Bhd.	283,900	81
Sunway Bhd.	1,986,533	724

		805

UTILITIES 0.3%
Malakoff Corp. Bhd.	3,268,000	691
Tenaga Nasional Bhd.	835,300	3,123
YTL Corp. Bhd.	5,194,902	1,568
YTL Power International Bhd.	1,933,914	504

		5,886

Total Malaysia		41,506

MALTA 0.0%
FINANCIALS 0.0%
Brait SE	65,820	176

Total Malta		176

MEXICO 2.2%
COMMUNICATION SERVICES 0.5%
America Movil S.A.B. de C.V. SP - ADR	558,074	8,963
Megacable Holdings S.A.B. de C.V.	44,200	228

		9,191

CONSUMER STAPLES 0.5%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	12,572	770
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	29,352	2,905
Grupo Bimbo S.A.B. de C.V. ‘A’	771,400	1,641
Grupo Comercial Chedraui S.A. de C.V.	84,300	188
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	297,800	528
Wal-Mart de Mexico S.A.B. de C.V.	1,056,000	3,204

		9,236

FINANCIALS 0.3%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	59,946	465
Gentera S.A.B. de C.V.	1,976,700	2,000
Grupo Elektra S.A.B. de C.V.	19,749	897
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	335,100	2,424
Grupo Financiero Inbursa S.A.B. de C.V. ‘O’	246,600	388

		6,174

INDUSTRIALS 0.3%
Alfa S.A.B. de C.V. ‘A’	4,704,300	6,048

MATERIALS 0.6%
Alpek S.A.B. de C.V.	137,100	222
Cemex S.A.B. de C.V. SP - ADR (a)	1,175,347	8,274
Grupo Mexico S.A.B. de C.V. ‘B’	1,149,200	3,308
Mexichem S.A.B. de C.V.	60,500	207

		12,011

Total Mexico		42,660

PHILIPPINES 0.4%
COMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.	28,240	1,150
PLDT, Inc.	157,145	3,959

		5,109

FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	182,935	227

INDUSTRIALS 0.1%
Alliance Global Group, Inc. (a)	5,393,000	1,246
DMCI Holdings, Inc.	1,751,800	369
San Miguel Corp.	308,660	968

		2,583

UTILITIES 0.0%
Manila Electric Co.	102,030	643

Total Philippines		8,562

POLAND 1.5%
COMMUNICATION SERVICES 0.1%
Orange Polska S.A.	1,514,378	1,823
PLAY Communications S.A.	113,273	618

		2,441

ENERGY 0.2%
Grupa Lotos S.A.	24,415	496
Polski Koncern Naftowy ORLEN S.A.	17,545	481

Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,546,724	2,715

		3,692

FINANCIALS 0.7%
Bank Handlowy w Warszawie S.A.	20,976	439
Bank Millennium S.A. (a)	78,236	196
Bank Polska Kasa Opieki S.A.	181,795	5,232
Getin Noble Bank S.A. (a)	1,505,212	233
Powszechna Kasa Oszczednosci Bank Polski S.A.	293,709	3,412
Powszechny Zaklad Ubezpieczen S.A.	348,287	3,748

		13,260

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	112,723	1,457

MATERIALS 0.1%
Grupa Azoty S.A.	9,319	80
KGHM Polska Miedz S.A.	96,623	2,330

		2,410

UTILITIES 0.3%
Enea S.A.	437,735	949
Energa S.A.	708,187	1,502
PGE Polska Grupa Energetyczna S.A.	1,184,062	3,061
Tauron Polska Energia S.A.	2,870,499	1,378

		6,890

Total Poland		30,150

RUSSIA 10.2%
COMMUNICATION SERVICES 0.8%
Mail.Ru Group Ltd. SP - GDR (a)	9,268	251
Mobile TeleSystems PJSC	2,191,310	9,119
Rostelecom PJSC	2,313,310	2,454
Sistema PJSC FC SP - GDR	1,136,502	2,988

		14,812

CONSUMER STAPLES 0.2%
Magnit PJSC	21,687	1,264
X5 Retail Group NV GDR	64,859	1,467

		2,731

ENERGY 7.6%
Gazprom Neft PJSC SP - ADR	55,312	1,576
Gazprom PJSC SP - ADR	16,097,331	80,168
Lukoil PJSC SP - ADR	513,986	39,352
Rosneft Oil, Co. PJSC GDR	1,352,070	10,110
Surgutneftegas OJSC SP - ADR	3,445,783	14,228
Tatneft PJSC SP - ADR	37,933	2,894
TMK PJSC	366,980	381

		148,709

FINANCIALS 0.4%
Sberbank of Russia PJSC SP - ADR	574,283	7,258
VTB Bank PJSC GDR	609,706	816

		8,074

INDUSTRIALS 0.1%
Aeroflot PJSC	696,760	1,128
Globaltrans Investment PLC GDR	133,710	1,404

		2,532

MATERIALS 0.8%
Alrosa PJSC	524,100	848
Evraz PLC	166,262	1,224
Mechel PJSC SP - ADR	673,901	2,130
MMC Norilsk Nickel PJSC ADR	415,589	7,173
Novolipetsk Steel PJSC GDR	10,109	272
PhosAgro PJSC GDR	58,595	796
Polyus PJSC GDR	11,785	370

Severstal PJSC GDR	218,066	3,632

		16,445

UTILITIES 0.3%
Federal Grid Co. Unified Energy System PJSC	385,860,000	971
Inter RAO UES PJSC	9,678,000	602
Mosenergo PJSC	11,879,000	381
Rosseti PJSC	188,031,012	2,077
RusHydro PJSC	118,522,000	1,124
Unipro PJSC	10,847,000	445

		5,600

Total Russia		198,903

SINGAPORE 0.1%
INDUSTRIALS 0.1%
BOC Aviation Ltd.	129,600	1,006

Total Singapore		1,006

SOUTH AFRICA 4.3%
COMMUNICATION SERVICES 0.7%
MTN Group Ltd.	1,653,023	10,237
Telkom S.A. SOC Ltd.	580,279	2,119
Vodacom Group Ltd.	24,490	218

		12,574

CONSUMER DISCRETIONARY 0.1%
Imperial Holdings Ltd.	160,490	1,984
Tsogo Sun Holdings Ltd.	141,074	204
Woolworths Holdings Ltd.	41,066	144

		2,332

CONSUMER STAPLES 0.0%
Massmart Holdings Ltd.	88,448	646

ENERGY 0.0%
Exxaro Resources Ltd.	19,078	196

FINANCIALS 1.6%
Absa Group Ltd.	878,707	9,424
FirstRand Ltd.	607,500	2,914
Investec Ltd.	359,472	2,530
Liberty Holdings Ltd.	389,126	3,103
MMI Holdings Ltd.	1,718,891	2,108
Nedbank Group Ltd.	200,242	3,746
Sanlam Ltd.	35,908	201
Standard Bank Group Ltd.	589,209	7,286

		31,312

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	586,540	1,019
Netcare Ltd.	902,456	1,545

		2,564

INDUSTRIALS 0.2%
Barloworld Ltd.	323,027	2,814

MATERIALS 1.6%
African Rainbow Minerals Ltd.	22,850	208
AngloGold Ashanti Ltd. SP - ADR	25,238	216
Gold Fields Ltd. SP - ADR	1,281,976	3,102
Impala Platinum Holdings Ltd. (a)	817,474	1,579
Kumba Iron Ore Ltd.	183,021	4,147
Nampak Ltd. (a)	1,263,843	1,371

Sasol Ltd.	534,005	20,632

		31,255

Total South Africa		83,693

SOUTH KOREA 20.9%
COMMUNICATION SERVICES 2.2%
KT Corp. SP - ADR	1,218,904	18,101
LG Uplus Corp.	648,537	10,700
SK Telecom Co. Ltd. SP - ADR	493,468	13,758

		42,559

CONSUMER DISCRETIONARY 4.2%
CJ O Shopping Co. Ltd.	12,518	2,799
Hankook Tire Co. Ltd.	59,831	2,701
Hotel Shilla Co. Ltd.	3,500	342
Hyosung TNC Co. Ltd. (a)	649	109
Hyundai Department Store Co. Ltd.	36,636	3,283
Hyundai Mobis Co. Ltd.	18,446	3,792
Hyundai Motor Co.	209,333	24,435
Hyundai Wia Corp.	46,249	1,766
Kia Motors Corp.	517,211	16,360
Kumho Tire Co., Inc. (a)	646,120	3,087
LG Electronics, Inc.	184,252	11,790
LOTTE Himart Co. Ltd.	16,290	980
Lotte Shopping Co. Ltd.	36,223	6,845
Mando Corp.	23,036	716
Shinsegae, Inc.	13,133	4,294

		83,299

CONSUMER STAPLES 0.5%
CJ CheilJedang Corp.	4,548	1,367
E-MART, Inc.	24,157	4,520
GS Retail Co. Ltd.	5,846	203
Hite Jinro Co. Ltd.	109,080	1,657
KT&G Corp.	24,181	2,267

		10,014

ENERGY 0.4%
GS Holdings Corp.	65,653	3,261
SK Innovation Co. Ltd.	20,249	3,925

		7,186

FINANCIALS 4.8%
BNK Financial Group, Inc.	496,436	3,848
DGB Financial Group, Inc.	391,453	3,581
Dongbu Insurance Co. Ltd.	14,534	954
Hana Financial Group, Inc.	303,654	12,193
Hanwha Life Insurance Co. Ltd.	1,069,456	5,100
Hyundai Marine & Fire Insurance Co. Ltd.	71,879	2,717
Industrial Bank of Korea	593,529	8,157
ING Life Insurance Korea Ltd.	21,271	654
JB Financial Group Co. Ltd.	284,630	1,547
KB Financial Group, Inc.	177,713	8,655
Korea Investment Holdings Co. Ltd.	9,210	632
Meritz Financial Group, Inc.	29,984	339
Meritz Fire & Marine Insurance Co. Ltd.	66,750	1,164
Mirae Asset Life Insurance Co. Ltd.	273,944	1,269
Samsung Card Co. Ltd.	47,334	1,570
Samsung Fire & Marine Insurance Co. Ltd.	12,671	3,244
Samsung Life Insurance Co. Ltd.	79,622	6,984
Shinhan Financial Group Co. Ltd.	456,323	18,439
Tongyang Life Insurance Co. Ltd.	144,760	834
Woori Bank	783,436	11,930

		93,811

INDUSTRIALS 2.3%
Asiana Airlines, Inc. (a)	751,360	2,957
CJ Corp.	39,411	4,796
Daewoo Engineering & Construction Co. Ltd. (a)	77,830	415
Doosan Corp.	35,453	4,361
Doosan Heavy Industries & Construction Co. Ltd.	420,697	5,651
Doosan Infracore Co. Ltd. (a)	498,901	4,406
Hanwha Corp.	154,745	4,576
Hyosung Corp.	2,069	90
Hyosung Heavy Industries Corp. (a)	1,398	75
Hyundai Engineering & Construction Co. Ltd.	60,444	3,676
KCC Corp.	3,923	1,199

Korean Air Lines Co. Ltd.	233,053	5,903
LG Corp.	6,883	451
LS Corp.	44,825	2,767
SK Holdings Co. Ltd.	2,492	645
SK Networks Co. Ltd.	518,529	2,571

		44,539

INFORMATION TECHNOLOGY 3.9%
LG Display Co. Ltd.	380,075	6,567
LG Innotek Co. Ltd.	3,403	400
Samsung Electro-Mechanics Co. Ltd.	12,182	1,526
Samsung Electronics Co. Ltd.	1,517,464	63,507
Samsung SDI Co. Ltd.	2,684	625
SK Hynix, Inc.	76,646	5,071

		77,696

MATERIALS 1.5%
Dongkuk Steel Mill Co. Ltd.	153,115	1,285
Hanwha Chemical Corp.	33,720	587
Hyosung Advanced Materials Corp. ‘C’ (a)	672	86
Hyosung Chemical Corp. (a)	478	66
Hyundai Steel Co.	127,518	6,496
Kolon Industries, Inc.	38,584	2,163
LG Chem Ltd.	7,431	2,448
OCI Co. Ltd.	3,518	349
POSCO	54,744	14,532
Taekwang Industrial Co. Ltd.	575	864

		28,876

UTILITIES 1.1%
Korea Electric Power Corp.	653,436	17,295
Korea Gas Corp.	88,381	4,834

		22,129

Total South Korea		410,109

TAIWAN 10.5%
COMMUNICATION SERVICES 0.3%
Chunghwa Telecom Co. Ltd.	957,000	3,447
Far EasTone Telecommunications Co. Ltd.	504,000	1,202

		4,649

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	1,283,000	2,017
Far Eastern Department Stores Ltd.	1,029,000	576
Formosa Taffeta Co. Ltd.	364,000	444
Pou Chen Corp.	3,064,000	3,235
Ruentex Industries Ltd.	1,150,000	2,285
Yulon Motor Co. Ltd.	1,917,000	1,362

		9,919

CONSUMER STAPLES 0.3%
President Chain Store Corp.	19,000	223
Uni-President Enterprises Corp.	1,840,640	4,802

		5,025

FINANCIALS 3.0%
Cathay Financial Holding Co. Ltd.	2,839,000	4,879
Chailease Holding Co. Ltd.	214,320	750
Chang Hwa Commercial Bank Ltd.	811,200	502
China Development Financial Holding Corp.	8,767,000	3,271
China Life Insurance Co. Ltd.	5,008,964	5,036
CTBC Financial Holding Co. Ltd.	4,063,000	3,059
E.Sun Financial Holding Co. Ltd.	834,353	616
First Financial Holding Co. Ltd.	4,233,470	2,883
Fubon Financial Holding Co. Ltd.	3,169,000	5,375
Hua Nan Financial Holdings Co. Ltd. ‘C’	4,082,244	2,473
Mega Financial Holding Co. Ltd.	5,392,658	4,855
Mercuries Life Insurance Co. Ltd. (a)	2,170,204	1,126
Shin Kong Financial Holding Co. Ltd.	26,000,017	10,168
SinoPac Financial Holdings Co. Ltd.	12,011,494	4,385
Taishin Financial Holding Co. Ltd.	6,540,393	3,159
Taiwan Business Bank	6,021,134	2,189
Taiwan Cooperative Financial Holding Co. Ltd.	2,918,666	1,778

Yuanta Financial Holding Co. Ltd.	5,161,000	2,721

		59,225

INDUSTRIALS 0.4%
China Airlines Ltd.	3,910,000	1,184
Eva Airways Corp.	1,817,550	884
Far Eastern New Century Corp.	4,949,520	5,788
Teco Electric and Machinery Co. Ltd.	856,000	621

		8,477

INFORMATION TECHNOLOGY 5.4%
Acer, Inc.	2,653,000	2,191
ASE Technology Holding Co. Ltd.	308,790	754
Asustek Computer, Inc.	1,036,000	8,962
AU Optronics Corp.	17,291,000	7,292
Catcher Technology Co. Ltd.	51,000	561
Chicony Electronics Co. Ltd.	447,225	906
Compal Electronics, Inc.	7,864,000	4,878
Delta Electronics, Inc.	165,000	707
Foxconn Technology Co. Ltd.	208,000	508
Hon Hai Precision Industry Co. Ltd.	4,396,145	11,400
HTC Corp.	742,000	985
Innolux Corp.	23,424,000	8,134
Inventec Corp.	3,345,000	3,001
Lite-On Technology Corp.	3,024,035	3,800
MediaTek, Inc.	530,000	4,277
Novatek Microelectronics Corp.	567,000	2,798
Pegatron Corp.	2,318,000	4,639
Powertech Technology, Inc.	348,000	948
Quanta Computer, Inc.	1,801,000	3,138
Synnex Technology International Corp.	1,138,650	1,451
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	346,233	15,290
TPK Holding Co. Ltd.	560,000	960
Unimicron Technology Corp.	1,446,000	948
United Microelectronics Corp.	16,137,000	8,514
Wistron Corp.	5,829,515	3,797
WPG Holdings Ltd.	2,146,000	2,896
Yageo Corp.	98,567	1,480
Zhen Ding Technology Holding Ltd.	481,000	1,074

		106,289

MATERIALS 0.5%
Asia Cement Corp.	2,523,000	3,429
China Steel Corp.	2,068,000	1,727
Formosa Chemicals & Fibre Corp.	102,000	427
Nan Ya Plastics Corp.	183,000	508
Taiwan Cement Corp.	3,135,800	4,219

		10,310

REAL ESTATE 0.1%
Highwealth Construction Corp.	1,018,000	1,612

Total Taiwan		205,506

THAILAND 3.3%
COMMUNICATION SERVICES 0.2%
Advanced Info Service PCL	290,400	1,805
Total Access Communication PCL	1,926,300	2,801

		4,606

CONSUMER STAPLES 0.0%
Charoen Pokphand Foods PCL	257,400	201

ENERGY 1.2%
Banpu PCL	3,185,400	1,882
IRPC PCL	2,653,700	558
PTT Exploration & Production PCL	2,202,300	10,569
PTT PCL	5,930,500	9,956
Thai Oil PCL	63,500	174

		23,139

FINANCIALS 1.6%
Bangkok Bank PCL	1,357,800	8,819
Kasikornbank PCL	728,200	4,864
Kiatnakin Bank PCL	386,600	900
Krung Thai Bank PCL	8,120,675	5,072

Siam Commercial Bank PCL	1,294,300	5,963
Thanachart Capital PCL	2,065,600	3,433
Tisco Financial Group PCL	226,300	586
TMB Bank PCL	12,898,900	918

		30,555

INDUSTRIALS 0.1%
Thai Airways International PCL (a)	4,630,000	2,162

MATERIALS 0.2%
PTT Global Chemical PCL	1,105,500	2,778
Siam Cement PCL	72,400	999

		3,777

REAL ESTATE 0.0%
Pruksa Holding PCL	699,600	459

Total Thailand		64,899

TURKEY 1.9%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon A/S	1,431,961	861
Turkcell Iletisim Hizmetleri A/S	759,619	1,447

		2,308

CONSUMER DISCRETIONARY 0.1%
Arcelik A/S	560,152	1,283
Ford Otomotiv Sanayi A/S	13,770	150
Vestel Elektronik Sanayi ve Ticaret A/S (a)	432,648	585

		2,018

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	290,170	1,013
Migros Ticaret A/S	228,088	611

		1,624

ENERGY 0.0%
Tupras Turkiye Petrol Rafinerileri A/S	40,700	904

FINANCIALS 1.1%
Akbank Turk A/S	2,266,980	2,597
Haci Omer Sabanci Holding A/S	3,998,710	5,043
Sekerbank TAS (a)	3,928,770	714
Turkiye Garanti Bankasi A/S	2,312,640	2,948
Turkiye Halk Bankasi A/S	3,627,570	4,021
Turkiye Is Bankasi ‘C’	4,620,570	3,375
Turkiye Vakiflar Bankasi TAO ‘D’	2,559,450	1,603
Yapi ve Kredi Bankasi A/S (a)	3,634,602	1,129

		21,430

INDUSTRIALS 0.4%
KOC Holding A/S	577,970	1,633
TAV Havalimanlari Holding A/S	309,160	1,599
Turk Hava Yollari AO (a)	1,213,570	3,828
Turkiye Sise ve Cam Fabrikalari A/S	426,883	412

		7,472

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	932,550	1,701

Total Turkey		37,457

UNITED KINGDOM 0.1%
MATERIALS 0.1%
Mondi Ltd.	73,479	2,018

Total United Kingdom		2,018

Total Common Stocks (Cost $1,704,299)		1,924,908

PREFERRED STOCKS 1.2%
BRAZIL 1.0%
BANKING & FINANCE 0.1%
Banco do Estado do Rio Grande do Sul S.A.	498,500	1,849

INDUSTRIALS 0.7%
Braskem S.A.	71,800	1,039
Cia Brasileira de Distribuicao	167,800	3,636
Metalurgica Gerdau S.A.	3,976,700	7,858

		12,533

UTILITIES 0.2%
Centrais Eletricas Brasileiras S.A.	194,300	896
Cia Energetica de Sao Paulo	539,600	1,984
Cia Paranaense de Energia	239,100	1,267

		4,147

Total Brazil		18,529

RUSSIA 0.2%
ENERGY 0.2%
Bashneft PJSC	49,872	1,434
Transneft PJSC	1,284	3,240

		4,674

Total Russia		4,674

Total Preferred Stocks (Cost $13,403)		23,203

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	90,449	148

Total South Africa		148

TURKEY 0.0%
REAL ESTATE 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,257,060	372

Total Turkey		372

Total Real Estate Investment Trusts (Cost $544)		520

Total Investments in Securities (Cost $1,718,246)		1,948,631

Total Investments 99.4% (Cost $1,718,246)		$1,948,631
Other Assets and Liabilities, net 0.6%		12,260

Net Assets 100.0%		$1,960,891

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$1,109	$0	$0	$1,109
Consumer Discretionary	2,262	0	0	2,262
Consumer Staples	9,367	0	0	9,367
Energy	11,986	0	0	11,986
Financials	24,278	0	0	24,278
Industrials	1,010	0	0	1,010
Materials	18,104	0	0	18,104
Utilities	6,292	0	0	6,292
Chile
Consumer Discretionary	0	773	0	773
Consumer Staples	2,728	0	0	2,728
Energy	0	203	0	203
Financials	2,347	382	0	2,729
Industrials	206	0	0	206
Materials	2,286	1,588	0	3,874
Utilities	1,657	221	0	1,878
China
Communication Services	1,456	15,498	0	16,954
Consumer Discretionary	0	5,365	0	5,365
Consumer Staples	2,256	3,043	0	5,299
Energy	0	80,800	0	80,800
Financials	0	253,695	0	253,695
Health Care	4,002	237	0	4,239
Industrials	0	19,987	0	19,987
Information Technology	0	15,686	0	15,686
Materials	0	24,041	0	24,041
Real Estate	170	34,095	0	34,265
Utilities	0	16,328	0	16,328
Greece
Communication Services	0	2,191	0	2,191
Consumer Discretionary	0	1,568	143	1,711
Energy	303	429	0	732
Financials	0	13,166	0	13,166
Utilities	0	360	0	360
Hong Kong
Communication Services	0	34,761	0	34,761
Consumer Discretionary	0	1,532	0	1,532
Consumer Staples	0	8,947	0	8,947
Energy	0	4,516	0	4,516
Financials	557	12,579	0	13,136
Industrials	0	15,994	0	15,994
Materials	0	4,568	0	4,568
Real Estate	0	19,148	0	19,148
Utilities	0	11,447	0	11,447
India
Communication Services	0	3,978	0	3,978
Consumer Discretionary	0	4,994	0	4,994
Energy	0	11,190	0	11,190
Financials	0	27,025	0	27,025
Industrials	0	4,046	0	4,046
Information Technology	1,294	1,444	0	2,738
Materials	0	20,033	0	20,033
Real Estate	0	234	0	234
Utilities	0	7,953	0	7,953
Indonesia
Communication Services	0	1,300	0	1,300
Consumer Discretionary	0	694	0	694
Consumer Staples	0	1,457	0	1,457
Energy	0	4,166	0	4,166
Financials	0	6,226	0	6,226
Materials	0	4,474	0	4,474
Utilities	0	2,088	0	2,088
Malaysia
Communication Services	0	3,030	0	3,030
Consumer Discretionary	0	4,233	0	4,233
Consumer Staples	1,728	1,475	0	3,203
Energy	0	1,684	0	1,684
Financials	0	17,881	0	17,881
Industrials	0	3,979	0	3,979
Materials	0	805	0	805
Real Estate	0	805	0	805
Utilities	0	5,886	0	5,886
Malta
Financials	176	0	0	176
Mexico
Communication Services	9,191	0	0	9,191
Consumer Staples	9,236	0	0	9,236
Financials	6,174	0	0	6,174
Industrials	6,048	0	0	6,048
Materials	12,011	0	0	12,011
Philippines
Communication Services	1,150	3,959	0	5,109
Financials	0	227	0	227
Industrials	0	2,583	0	2,583
Utilities	0	643	0	643
Poland
Communication Services	0	2,441	0	2,441
Energy	0	3,692	0	3,692
Financials	0	13,260	0	13,260
Information Technology	0	1,457	0	1,457
Materials	0	2,410	0	2,410
Utilities	0	6,890	0	6,890
Russia
Communication Services	2,102	12,710	0	14,812
Consumer Staples	0	2,731	0	2,731
Energy	44,745	103,964	0	148,709
Financials	1,500	6,574	0	8,074
Industrials	1,404	1,128	0	2,532
Materials	4,974	11,471	0	16,445
Utilities	0	5,600	0	5,600
Singapore
Industrials	0	1,006	0	1,006
South Africa
Communication Services	0	12,574	0	12,574
Consumer Discretionary	0	2,332	0	2,332
Consumer Staples	646	0	0	646
Energy	0	196	0	196
Financials	5,633	25,679	0	31,312
Health Care	2,564	0	0	2,564
Industrials	0	2,814	0	2,814
Materials	4,897	26,358	0	31,255
South Korea
Communication Services	31,859	10,700	0	42,559
Consumer Discretionary	3,901	79,398	0	83,299
Consumer Staples	2,267	7,747	0	10,014
Energy	0	7,186	0	7,186
Financials	4,198	89,613	0	93,811
Industrials	75	44,464	0	44,539
Information Technology	0	77,696	0	77,696
Materials	1,016	27,860	0	28,876
Utilities	0	22,129	0	22,129
Taiwan
Communication Services	0	4,649	0	4,649
Consumer Discretionary	0	9,919	0	9,919
Consumer Staples	0	5,025	0	5,025
Financials	0	59,225	0	59,225
Industrials	0	8,477	0	8,477
Information Technology	15,290	90,999	0	106,289
Materials	0	10,310	0	10,310
Real Estate	0	1,612	0	1,612
Thailand
Communication Services	0	4,606	0	4,606
Consumer Staples	0	201	0	201
Energy	0	23,139	0	23,139
Financials	0	30,555	0	30,555
Industrials	0	2,162	0	2,162
Materials	0	3,777	0	3,777
Real Estate	0	459	0	459
Turkey
Communication Services	0	2,308	0	2,308
Consumer Discretionary	0	2,018	0	2,018
Consumer Staples	0	1,624	0	1,624
Energy	0	904	0	904
Financials	0	21,430	0	21,430
Industrials	0	7,472	0	7,472
Materials	0	1,701	0	1,701
United Kingdom
Materials	0	2,018	0	2,018
Preferred Stocks
Brazil
Banking & Finance	1,849	0	0	1,849
Industrials	12,533	0	0	12,533
Utilities	4,147	0	0	4,147
Russia
Energy	0	4,674	0	4,674
Real Estate Investment Trusts
South Africa
Real Estate	148	0	0	148
Turkey
Real Estate	0	372	0	372

Total Investments	$285,132	$1,663,356	$143	$1,948,631

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Global Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$395

Total Short-Term Instruments (Cost $395)		395

Total Investments in Securities (Cost $395)		395

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	3,542,220	$38,433
PIMCO RAE International Fund	13,085,814	140,934
PIMCO RAE U.S. Fund	12,306,450	148,785

Total Mutual Funds (Cost $264,440)		328,152

Total Investments in Affiliates (Cost $264,440)		328,152

Total Investments 100.0% (Cost $264,835)		$328,547
Other Assets and Liabilities, net 0.0%		(6)

Net Assets 100.0%		$328,541

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$395	U.S. Treasury Notes 2.750% due 07/31/2023	$(403)	$395	$395

Total Repurchase Agreements						$(403)	$395	$395

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$395	$0	$395
	$0	$395	$0	$395

Investments in Affiliates, at Value
Mutual Funds
United States	328,152	0	0	328,152

Total Investments	$328,152	$395	$0	$328,547

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Global ex-US Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9% ¤
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	1,630,739	$17,693
PIMCO RAE International Fund	6,038,612	65,036

Total Mutual Funds (Cost $75,232)		82,729

Total Investments in Affiliates (Cost $75,232)		82,729

Total Investments 99.9% (Cost $75,232)		$82,729
Other Assets and Liabilities, net 0.1%		57

Net Assets 100.0%		$82,786

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Mutual Funds
United States	$82,729	$0	$0	$82,729

Total Investments	$82,729	$0	$0	$82,729

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE International Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 98.1%
AUSTRALIA 5.6%
COMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	609,262	$1,404

CONSUMER DISCRETIONARY 0.1%
Crown Resorts Ltd.	22,664	224
Flight Centre Travel Group Ltd.	4,427	170
Star Entertainment Grp Ltd.	22,826	86
Tabcorp Holdings Ltd.	34,214	120

		600

CONSUMER STAPLES 0.8%
Coca-Cola Amatil Ltd.	46,854	330
Inghams Group Ltd.	48,768	137
Metcash Ltd.	142,218	308
Wesfarmers Ltd.	45,180	1,627
Woolworths Ltd.	108,104	2,192

		4,594

ENERGY 0.3%
Origin Energy Ltd.	19,252	115
Woodside Petroleum Ltd.	25,424	709
WorleyParsons Ltd.	46,652	689

		1,513

FINANCIALS 2.5%
AMP Ltd.	198,695	458
Australia & New Zealand Banking Group Ltd.	121,691	2,477
Bendigo & Adelaide Bank Ltd.	43,538	338
Commonwealth Bank of Australia	46,910	2,421
Genworth Mortgage Insurance Australia Ltd.	75,097	134
Insurance Australia Group Ltd.	42,810	226
Macquarie Group Ltd.	15,254	1,388
National Australia Bank Ltd.	113,415	2,277
QBE Insurance Group Ltd.	47,744	383
Suncorp Group Ltd.	159,134	1,663
Westpac Banking Corp.	119,969	2,413

		14,178

HEALTH CARE 0.1%
CSL Ltd.	1,553	225
Primary Health Care Ltd.	145,070	319
Sonic Healthcare Ltd.	14,494	261

		805

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	124,071	368
Brambles Ltd.	17,189	136
CIMIC Group Ltd.	11,830	439
Downer EDI Ltd.	136,846	780
Qantas Airways Ltd.	107,517	458

		2,181

MATERIALS 1.0%
BHP Billiton Ltd.	124,556	3,103
BHP Billiton PLC	105,519	2,303
Incitec Pivot Ltd.	83,216	239

		5,645

REAL ESTATE 0.1%
Lend Lease Group	23,143	329

UTILITIES 0.0%
APA Group	16,042	116

Total Australia		31,365

AUSTRIA 0.5%
ENERGY 0.1%
OMV AG	9,845	552

FINANCIALS 0.3%
Erste Group Bank AG	25,828	1,072
Raiffeisen Bank International AG	17,395	501
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,360	124

		1,697

INDUSTRIALS 0.0%
Oesterreichische Post AG	3,074	129

MATERIALS 0.1%
voestalpine AG	3,846	176

Total Austria		2,554

BELGIUM 0.6%
COMMUNICATION SERVICES 0.1%
Proximus S.A.	17,325	414

FINANCIALS 0.4%
Ageas	32,113	1,726
KBC Group NV	9,314	693

		2,419

INDUSTRIALS 0.1%
bpost S.A.	13,341	217

MATERIALS 0.0%
Solvay S.A.	1,158	155

Total Belgium		3,205

CANADA 6.9%
COMMUNICATION SERVICES 0.3%
Aimia, Inc. (a)	37,463	131
BCE, Inc.	16,324	661
Entertainment One Ltd.	23,189	125
Quebecor, Inc. ‘B’	12,386	248
Shaw Communications, Inc. ‘B’	14,393	281
TELUS Corp.	13,767	508

		1,954

CONSUMER DISCRETIONARY 0.4%
Canadian Tire Corp. Ltd. ‘A’	5,511	646
Hudson’s Bay Co.	19,530	147
Magna International, Inc.	28,354	1,489

		2,282

CONSUMER STAPLES 0.2%
Empire Co. Ltd. ‘A’	20,555	375
George Weston Ltd.	7,606	576
Loblaw Cos. Ltd.	2,539	130

		1,081

ENERGY 1.3%
ARC Resources Ltd.	13,008	145
Baytex Energy Corp. (a)	134,170	389
Bonavista Energy Corp.	98,590	114
Canadian Natural Resources Ltd.	21,825	713
Cenovus Energy, Inc.	46,987	472
Crescent Point Energy Corp.	133,695	851
Enerplus Corp.	9,261	114
Husky Energy, Inc.	48,663	854

Imperial Oil Ltd.	6,496	210
MEG Energy Corp. (a)	50,294	313
Precision Drilling Corp. (a)	29,660	102
Suncor Energy, Inc.	71,215	2,756
TransCanada Corp.	8,642	350

		7,383

FINANCIALS 3.3%
Bank of Montreal	32,863	2,711
Bank of Nova Scotia	40,065	2,388
Brookfield Asset Management, Inc. ‘A’	3,149	140
Canadian Imperial Bank of Commerce	21,390	2,004
CI Financial Corp.	6,328	100
Genworth MI Canada, Inc.	3,904	129
Home Capital Group, Inc.	27,002	313
IGM Financial, Inc.	5,047	139
Manulife Financial Corp.	15,167	271
National Bank of Canada	12,867	643
Onex Corp.	10,035	686
Power Corp. of Canada	40,279	875
Power Financial Corp.	13,756	315
Royal Bank of Canada	38,697	3,102
Sun Life Financial, Inc.	13,077	520
Thomson Reuters Corp.	16,472	752
Toronto-Dominion Bank	55,739	3,387

		18,475

INDUSTRIALS 0.7%
Air Canada (a)	76,302	1,630
Canadian National Railway Co.	9,860	885
Canadian Pacific Railway Ltd.	2,687	569
TFI International, Inc.	9,712	353
WestJet Airlines Ltd.	35,953	571
WSP Global, Inc.	2,355	129

		4,137

INFORMATION TECHNOLOGY 0.1%
Canadian Solar, Inc. (a)	8,270	120
Celestica, Inc. (a)	15,384	167

		287

MATERIALS 0.3%
First Quantum Minerals Ltd.	8,223	94
Goldcorp, Inc.	31,619	323
Nutrien Ltd.	8,728	504
Resolute Forest Products, Inc. (a)	10,455	135
Teck Resources Ltd. ‘B’	10,413	251
Yamana Gold, Inc.	132,281	329

		1,636

UTILITIES 0.3%
Atco Ltd. ‘I’	18,634	544
Canadian Utilities Ltd. ‘A’	4,754	117
Capital Power Corp.	14,978	331
Hydro One Ltd.	16,904	257
Superior Plus Corp.	11,914	117
TransAlta Corp.	62,925	354

		1,720

Total Canada		38,955

DENMARK 0.6%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	3,313	397

FINANCIALS 0.0%
Danske Bank A/S	3,985	105

HEALTH CARE 0.2%
Novo Nordisk A/S ‘B’	16,968	799

INDUSTRIALS 0.3%
AP Moller - Maersk A/S ‘B’	380	534

ISS A/S	38,413	1,349

		1,883

Total Denmark		3,184

FINLAND 0.4%
CONSUMER STAPLES 0.0%
Kesko Oyj ‘B’	2,378	129

MATERIALS 0.3%
Stora Enso Oyj ‘R’	38,067	727
UPM-Kymmene Oyj	19,143	751

		1,478

UTILITIES 0.1%
Fortum Oyj	29,453	738

Total Finland		2,345

FRANCE 10.4%
COMMUNICATION SERVICES 1.1%
Lagardere S.C.A.	35,214	1,084
Orange S.A.	191,669	3,050
Publicis Groupe S.A.	8,416	503
Television Francaise	20,231	214
Vivendi S.A.	51,732	1,330

		6,181

CONSUMER DISCRETIONARY 0.9%
Accor S.A.	2,368	122
Cie Generale des Etablissements Michelin S.C.A.	10,863	1,296
Elior Group S.A.	8,265	128
Kering S.A.	1,020	547
LVMH Moet Hennessy Louis Vuitton SE	3,344	1,182
Peugeot S.A.	27,981	755
Renault S.A.	10,419	901

		4,931

CONSUMER STAPLES 0.6%
Carrefour S.A.	104,790	2,009
Casino Guichard Perrachon S.A.	26,979	1,135
Danone S.A.	1,535	119
L’Oreal S.A.	614	148
Pernod Ricard S.A.	968	159

		3,570

ENERGY 0.7%
Total S.A.	61,261	3,983

FINANCIALS 2.2%
AXA S.A.	101,519	2,720
BNP Paribas S.A.	62,300	3,815
Credit Agricole S.A.	53,851	774
Eurazeo S.A.	8,616	678
Natixis S.A.	45,619	310
SCOR SE	13,279	616
Societe Generale S.A.	81,948	3,519

		12,432

HEALTH CARE 1.2%
Sanofi	73,614	6,577

INDUSTRIALS 2.0%
Air France-KLM (a)	191,846	1,999
Airbus SE	2,049	257
Alstom S.A.	14,502	649
Bouygues S.A.	29,728	1,286
Bureau Veritas S.A.	4,863	126
Cie de Saint-Gobain	36,367	1,567
Eiffage S.A.	8,465	946
Europcar Groupe S.A.	15,475	145
Rexel S.A.	37,087	557
Safran S.A.	3,371	472
Schneider Electric SE	13,458	1,081

SPIE S.A.	5,615	112
Teleperformance	793	150
Vinci S.A.	19,034	1,811

		11,158

INFORMATION TECHNOLOGY 0.1%
Atos SE	4,086	486
Capgemini SE	1,351	170

		656

MATERIALS 0.1%
Air Liquide S.A.	1,920	252
Arkema S.A.	1,370	170

		422

REAL ESTATE 0.0%
Nexity S.A.	2,261	125

UTILITIES 1.5%
Electricite de France S.A.	157,606	2,772
Engie S.A.	263,398	3,878
Suez	52,033	740
Veolia Environnement S.A.	49,136	980

		8,370

Total France		58,405

GERMANY 8.5%
COMMUNICATION SERVICES 0.6%
Axel Springer SE	2,988	201
Deutsche Telekom AG	180,506	2,906
ProSiebenSat.1 Media SE	16,248	421

		3,528

CONSUMER DISCRETIONARY 1.6%
adidas AG	1,130	276
Bayerische Motoren Werke AG	30,373	2,736
Ceconomy AG	45,616	323
Continental AG	3,337	580
Daimler AG	72,402	4,563
Hella GmbH & Co. KGaA	3,094	172
Hugo Boss AG	6,560	505
TUI AG	6,210	119

		9,274

CONSUMER STAPLES 0.3%
METRO AG	81,372	1,274
Suedzucker AG	22,721	302

		1,576

FINANCIALS 1.8%
Aareal Bank AG	7,648	319
Commerzbank AG	144,932	1,506
Deutsche Bank AG	282,961	3,223
Deutsche Pfandbriefbank AG	39,122	585
Hannover Rueck SE	2,871	405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,983	3,530
Talanx AG	16,479	626

		10,194

HEALTH CARE 0.5%
Bayer AG	23,592	2,093
Fresenius Medical Care AG & Co. KGaA	4,142	425
Fresenius SE & Co. KGaA	3,911	287

		2,805

INDUSTRIALS 1.2%
Bilfinger SE	5,699	288
Deutsche Lufthansa AG	85,677	2,103
Deutsche Post AG	57,357	2,039
Fraport AG Frankfurt Airport Services Worldwide	4,214	372
Hapag-Lloyd AG	3,050	115
Rheinmetall AG	2,639	276

Siemens AG	12,538	1,603

		6,796

INFORMATION TECHNOLOGY 0.1%
SAP SE	5,409	665

MATERIALS 1.1%
BASF SE	31,277	2,775
Evonik Industries AG	16,995	608
HeidelbergCement AG	5,709	446
K+S AG	27,331	573
Linde AG	4,182	988
Salzgitter AG	11,566	577

		5,967

REAL ESTATE 0.0%
Vonovia SE	4,961	243

UTILITIES 1.3%
E.ON SE	211,745	2,155
Innogy SE	17,835	797
RWE AG	140,034	3,457
Uniper SE	22,005	677

		7,086

Total Germany		48,134

HONG KONG 2.1%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	228,000	133

CONSUMER DISCRETIONARY 0.2%
Li & Fung Ltd.	1,162,000	260
Shangri-La Asia Ltd.	72,000	106
SJM Holdings Ltd.	673,000	620
Yue Yuen Industrial Holdings Ltd.	85,500	238

		1,224

FINANCIALS 0.1%
Hang Seng Bank Ltd.	17,900	486

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	180,000	271
CK Hutchison Holdings Ltd.	48,000	553
Jardine Matheson Holdings Ltd.	4,400	276
MTR Corp. Ltd.	47,000	247
Seaspan Corp.	30,590	255

		1,602

INFORMATION TECHNOLOGY 0.1%
GCL-Poly Energy Holdings Ltd. (a)	687,000	48
Kingboard Chemical Holdings Ltd.	78,500	256

		304

REAL ESTATE 1.3%
China South City Holdings Ltd.	1,222,000	200
CK Asset Holdings Ltd.	56,500	424
Hang Lung Properties Ltd.	60,000	117
Henderson Land Development Co. Ltd.	45,500	228
Hongkong Land Holdings Ltd.	98,500	652
Hysan Development Co. Ltd.	45,000	227
Kerry Properties Ltd.	93,000	316
New World Development Co. Ltd.	571,000	776
Shimao Property Holdings Ltd.	307,000	762
Sino Land Co. Ltd.	130,000	223
Sun Hung Kai Properties Ltd.	63,000	914
Swire Pacific Ltd. ‘A’	102,500	1,122
Swire Properties Ltd.	45,600	173
Wharf Holdings Ltd.	257,000	700
Wharf Real Estate Investment Co. Ltd.	87,000	560

Wheelock & Co. Ltd.	46,000	277

		7,671

UTILITIES 0.1%
CLP Holdings Ltd.	61,000	714

Total Hong Kong		12,134

IRELAND 0.8%
FINANCIALS 0.1%
Bank of Ireland Group PLC	37,482	287

HEALTH CARE 0.4%
Endo International PLC (a)	48,658	819
Medtronic PLC	16,122	1,586

		2,405

INDUSTRIALS 0.1%
AerCap Holdings NV (a)	7,254	417

MATERIALS 0.2%
CRH PLC	12,525	410
Smurfit Kappa Group PLC	22,901	906

		1,316

Total Ireland		4,425

ISRAEL 1.0%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	367,087	423

FINANCIALS 0.3%
Bank Hapoalim BM	82,396	603
Bank Leumi Le-Israel BM	151,425	998
Israel Discount Bank Ltd. ‘A’	108,049	360
Mizrahi Tefahot Bank Ltd.	7,086	124

		2,085

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	123,733	2,665

MATERIALS 0.1%
Israel Chemicals Ltd.	89,212	541

Total Israel		5,714

ITALY 3.0%
COMMUNICATION SERVICES 0.2%
Mediaset SpA (a)	32,624	102
Telecom Italia SpA	1,564,384	945

		1,047

CONSUMER DISCRETIONARY 0.0%
Pirelli & C SpA (a)	14,058	118

ENERGY 0.6%
Eni SpA	183,592	3,461

FINANCIALS 1.5%
Assicurazioni Generali SpA	110,971	1,911
Banca Monte dei Paschi di Siena SpA (a)	53,223	138
BPER Banca	83,994	387
Intesa Sanpaolo SpA	569,944	1,452
Mediobanca SpA	12,428	124
Poste Italiane SpA	251,219	2,004
UniCredit SpA	68,067	1,021
Unione di Banche Italiane SpA	213,605	855

Unipol Gruppo Finanziario SpA	146,564	652

		8,544

INDUSTRIALS 0.1%
ASTM SpA	4,694	101
Leonardo SpA	10,226	123
Salini Impregilo SpA	43,242	106
Societa Iniziative Autostradali e Servizi SpA	15,077	223

		553

UTILITIES 0.6%
Enel SpA	639,161	3,267
Iren SpA	69,802	171

		3,438

Total Italy		17,161

JAPAN 25.8%
COMMUNICATION SERVICES 1.3%
Dentsu, Inc.	3,500	163
Fuji Media Holdings, Inc.	18,500	329
Gree, Inc.	51,600	243
GungHo Online Entertainment, Inc.	108,400	223
KDDI Corp.	44,100	1,217
Nippon Telegraph & Telephone Corp.	82,800	3,737
Nippon Television Holdings, Inc.	7,600	132
NTT DOCOMO, Inc.	31,900	857
SoftBank Group Corp.	4,600	459

		7,360

CONSUMER DISCRETIONARY 5.0%
Aisin Seiki Co. Ltd.	8,100	395
Aoyama Trading Co. Ltd.	6,200	190
Benesse Holdings, Inc.	4,500	128
Bic Camera, Inc.	8,700	121
Bridgestone Corp.	33,700	1,274
Canon Marketing Japan, Inc.	9,800	208
Casio Computer Co. Ltd.	8,000	131
DCM Holdings Co. Ltd.	19,600	178
Denso Corp.	14,300	755
EDION Corp.	17,500	196
Geo Holdings Corp.	11,500	174
H2O Retailing Corp.	13,400	221
Honda Motor Co. Ltd.	118,700	3,575
Isetan Mitsukoshi Holdings Ltd.	46,700	573
Isuzu Motors Ltd.	23,900	377
J Front Retailing Co. Ltd.	18,700	290
JVC Kenwood Corp.	96,900	272
K’s Holdings Corp.	14,200	172
Kohnan Shoji Co. Ltd.	10,100	255
Marui Group Co. Ltd.	5,200	128
Mazda Motor Corp.	76,800	923
Mitsubishi Motors Corp.	16,300	115
Nikon Corp.	30,600	575
Nissan Motor Co. Ltd.	267,900	2,507
Onward Holdings Co. Ltd.	33,600	225
Panasonic Corp.	90,100	1,044
Pioneer Corp. (a)	242,400	247
Sega Sammy Holdings, Inc.	7,200	106
Seiko Holdings Corp.	6,900	194
Sekisui Chemical Co. Ltd.	22,100	408
Sekisui House Ltd.	28,000	427
Shimachu Co. Ltd.	5,700	184
Skylark Co. Ltd.	24,100	357
Sony Corp.	21,500	1,307
Subaru Corp.	21,500	659
Sumitomo Electric Industries Ltd.	40,900	642
Sumitomo Forestry Co. Ltd.	7,400	129
Sumitomo Rubber Industries Ltd.	23,800	357
Sushiro Global Holdings Ltd.	1,800	107
Suzuki Motor Corp.	13,300	762
Takashimaya Co. Ltd.	21,500	363
Tokai Rika Co. Ltd.	6,400	135
Toyo Tire & Rubber Co. Ltd.	10,500	189
Toyoda Gosei Co. Ltd.	4,700	116
Toyota Industries Corp.	3,600	213
Toyota Motor Corp.	83,800	5,221
TS Tech Co. Ltd.	2,800	97
Wacoal Holdings Corp.	5,000	143
Yamada Denki Co. Ltd.	71,900	364

Yokohama Rubber Co. Ltd.	8,900	192
Yoshinoya Holdings Co. Ltd.	6,800	108

		28,029

CONSUMER STAPLES 1.5%
Aeon Co. Ltd.	116,347	2,803
Ajinomoto Co., Inc.	6,900	118
Asahi Group Holdings Ltd.	7,600	330
cocokara fine, Inc.	1,900	122
Japan Tobacco, Inc.	21,656	565
Kao Corp.	6,400	517
Kirin Holdings Co. Ltd.	45,000	1,154
Matsumotokiyoshi Holdings Co. Ltd.	2,500	102
Morinaga Milk Industry Co. Ltd.	6,300	171
Nippon Suisan Kaisha Ltd.	32,000	209
Sapporo Holdings Ltd.	13,500	281
Seven & i Holdings Co. Ltd.	23,700	1,057
Shiseido Co. Ltd.	9,900	767
Suntory Beverage & Food Ltd.	2,600	110
Yamazaki Baking Co. Ltd.	18,300	367

		8,673

ENERGY 0.6%
Cosmo Energy Holdings Co. Ltd.	9,400	387
Idemitsu Kosan Co. Ltd.	2,400	127
Inpex Corp.	130,600	1,632
Japan Petroleum Exploration Co. Ltd.	15,200	349
JXTG Holdings, Inc.	146,450	1,108
Showa Shell Sekiyu KK	5,400	115

		3,718

FINANCIALS 4.9%
77 Bank Ltd.	5,200	124
Bank of Kyoto Ltd.	3,200	167
Chiba Bank Ltd.	41,900	286
Concordia Financial Group Ltd.	39,600	194
Dai-ichi Life Holdings, Inc.	111,000	2,314
Daiwa Securities Group, Inc.	127,000	772
Fukuoka Financial Group, Inc.	13,200	363
Gunma Bank Ltd.	50,400	260
Hachijuni Bank Ltd.	32,300	148
Hokuhoku Financial Group, Inc.	22,700	319
Iyo Bank Ltd.	18,700	117
Jafco Co. Ltd.	3,200	124
Japan Post Bank Co. Ltd.	38,400	454
Japan Post Holdings Co. Ltd.	135,400	1,612
Mitsubishi UFJ Financial Group, Inc.	684,500	4,253
Mizuho Financial Group, Inc.	2,073,300	3,613
MS&AD Insurance Group Holdings, Inc.	29,200	975
Nishi-Nippon Financial Holdings, Inc.	11,100	128
Nomura Holdings, Inc.	120,100	573
North Pacific Bank Ltd.	65,700	223
Okasan Securities Group, Inc.	29,000	149
ORIX Corp.	73,200	1,185
Resona Holdings, Inc.	112,200	630
SBI Holdings, Inc.	24,800	770
Shizuoka Bank Ltd.	36,800	330
Sompo Holdings, Inc.	6,400	273
Sony Financial Holdings, Inc.	25,000	551
Sumitomo Mitsui Financial Group, Inc.	85,800	3,453
Sumitomo Mitsui Trust Holdings, Inc.	28,200	1,160
T&D Holdings, Inc.	56,900	940
Tokio Marine Holdings, Inc.	16,100	799
Yamaguchi Financial Group, Inc.	21,000	229

		27,488

HEALTH CARE 1.0%
Alfresa Holdings Corp.	9,800	263
Astellas Pharma, Inc.	89,300	1,559
Daiichi Sankyo Co. Ltd.	31,216	1,353
Hoya Corp.	3,300	196
Medipal Holdings Corp.	11,500	240
Nipro Corp.	7,100	97
Otsuka Holdings Co. Ltd.	11,028	556
Suzuken Co. Ltd.	7,200	342
Takeda Pharmaceutical Co. Ltd.	21,500	919

Toho Holdings Co. Ltd.	7,900	210

		5,735

INDUSTRIALS 4.7%
ANA Holdings, Inc.	17,200	601
Asahi Glass Co. Ltd.	15,500	643
Central Glass Co. Ltd.	5,500	143
Central Japan Railway Co.	3,800	791
Dai Nippon Printing Co. Ltd.	31,000	721
East Japan Railway Co.	18,000	1,672
Fuji Electric Co. Ltd.	7,800	312
Fujikura Ltd.	27,800	131
Furukawa Electric Co. Ltd.	3,900	130
Glory Ltd.	4,400	108
Hino Motors Ltd.	10,700	117
Hitachi Construction Machinery Co. Ltd.	3,800	127
Hitachi Zosen Corp.	61,600	258
IHI Corp.	6,400	243
ITOCHU Corp.	72,500	1,327
Iwatani Corp.	6,900	245
Japan Airlines Co. Ltd.	30,000	1,078
JTEKT Corp.	13,900	204
Kanematsu Corp.	22,800	343
Kawasaki Heavy Industries Ltd.	15,400	434
Komatsu Ltd.	8,400	256
Kubota Corp.	6,900	117
LIXIL Group Corp.	15,100	291
Marubeni Corp.	155,800	1,425
Mitsubishi Corp.	42,700	1,315
Mitsubishi Electric Corp.	67,900	930
Mitsubishi Heavy Industries Ltd.	46,600	1,800
Mitsui & Co. Ltd.	91,400	1,624
Mitsui E&S Holdings Co. Ltd.	22,300	400
Mitsui OSK Lines Ltd.	3,800	111
Nagase & Co. Ltd.	6,800	119
Nippon Express Co. Ltd.	5,200	342
Nippon Sheet Glass Co. Ltd.	59,800	651
Nippon Yusen KK	37,300	701
Nisshinbo Holdings, Inc.	25,700	306
NSK Ltd.	10,200	117
NTN Corp.	79,000	323
Obayashi Corp.	12,000	114
Okamura Corp.	8,800	118
Recruit Holdings Co. Ltd.	6,300	210
Secom Co. Ltd.	1,800	147
Seino Holdings Co. Ltd.	8,200	124
Sojitz Corp.	157,300	568
Sumitomo Corp.	75,800	1,263
Sumitomo Heavy Industries Ltd.	4,400	157
Taisei Corp.	2,100	96
Tobu Railway Co. Ltd.	5,200	154
Tokyu Corp.	10,800	198
Toppan Printing Co. Ltd.	24,500	393
Toshiba Corp. (a)	34,100	985
Toyota Tsusho Corp.	15,000	566
West Japan Railway Co.	11,200	781

		26,330

INFORMATION TECHNOLOGY 3.3%
Anritsu Corp.	8,200	135
Brother Industries Ltd.	8,700	172
Canon, Inc.	49,850	1,581
Citizen Watch Co. Ltd.	23,000	152
FUJIFILM Holdings Corp.	39,800	1,791
Fujitsu Ltd.	29,500	2,102
Hitachi Ltd.	135,800	4,616
Ibiden Co. Ltd.	19,500	273
Japan Display, Inc. (a)	306,700	337
Konica Minolta, Inc.	124,100	1,321
Kyocera Corp.	8,800	528
Murata Manufacturing Co. Ltd.	600	92
NEC Corp.	49,100	1,357
Nippon Electric Glass Co. Ltd.	3,700	116
Oki Electric Industry Co. Ltd.	27,000	355
Omron Corp.	2,700	114
Ricoh Co. Ltd.	181,100	1,946
Rohm Co. Ltd.	1,400	102
Seiko Epson Corp.	7,300	124
Taiyo Yuden Co. Ltd.	7,800	175
TDK Corp.	7,500	817
TIS, Inc.	2,800	140

Toshiba TEC Corp.	4,600	134

		18,480

MATERIALS 1.4%
Asahi Kasei Corp.	51,200	776
Denka Co. Ltd.	4,900	171
DIC Corp.	7,300	263
JFE Holdings, Inc.	24,000	551
Kaneka Corp.	8,400	388
Kobe Steel Ltd.	57,600	512
Kuraray Co. Ltd.	8,200	123
Mitsubishi Chemical Holdings Corp.	109,100	1,044
Mitsubishi Materials Corp.	9,600	287
Mitsui Chemicals, Inc.	5,500	137
Nippon Light Metal Holdings Co. Ltd.	40,400	90
Nippon Paper Industries Co. Ltd.	28,618	527
Oji Holdings Corp.	109,000	792
Showa Denko KK	3,500	193
Sumitomo Chemical Co. Ltd.	116,000	679
Taiheiyo Cement Corp.	3,800	119
Teijin Ltd.	13,600	261
Toray Industries, Inc.	22,500	169
Toyo Seikan Group Holdings Ltd.	18,300	380
Toyobo Co. Ltd.	7,100	120
Ube Industries Ltd.	5,400	147

		7,729

REAL ESTATE 0.3%
Daiwa House Industry Co. Ltd.	13,200	391
Leopalace21 Corp.	22,100	123
Mitsui Fudosan Co. Ltd.	8,000	189
Nomura Real Estate Holdings, Inc.	19,700	398
Sumitomo Realty & Development Co. Ltd.	4,000	144
Tokyu Fudosan Holdings Corp.	50,700	353

		1,598

UTILITIES 1.8%
Chubu Electric Power Co., Inc.	105,600	1,600
Chugoku Electric Power Co., Inc.	55,700	716
Electric Power Development Co. Ltd. ‘C’	15,100	418
Hokkaido Electric Power Co., Inc.	26,800	169
Hokuriku Electric Power Co. (a)	65,188	668
Kansai Electric Power Co., Inc.	94,200	1,422
Kyushu Electric Power Co., Inc.	28,000	338
Osaka Gas Co. Ltd.	9,200	180
Shikoku Electric Power Co., Inc.	36,000	470
Tohoku Electric Power Co., Inc.	61,500	836
Tokyo Electric Power Co. Holdings, Inc. (a)	632,700	3,109
Tokyo Gas Co. Ltd.	15,300	376

		10,302

Total Japan		145,442

LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.1%
RTL Group S.A.	6,181	441

Total Luxembourg		441

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	25,600	115
Wynn Macau Ltd.	82,800	190

		305

Total Macau		305

NETHERLANDS 3.5%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	198,107	523
VEON Ltd. ADR	267,439	775

		1,298

CONSUMER STAPLES 0.5%
Heineken Holding NV	7,034	638

Heineken NV	1,319	124
Koninklijke Ahold Delhaize NV	83,092	1,906

		2,668

ENERGY 1.3%
Fugro NV (a)	24,465	322
Royal Dutch Shell PLC ‘A’	204,478	7,006

		7,328

FINANCIALS 0.8%
ABN AMRO Group NV	6,651	181
Aegon NV	162,424	1,054
ASR Nederland NV	21,767	1,038
ING Groep NV	92,469	1,200
NN Group NV	18,938	845

		4,318

HEALTH CARE 0.3%
Koninklijke Philips NV	41,068	1,872

INDUSTRIALS 0.2%
Arcadis NV	8,626	144
Boskalis Westminster	3,974	125
PostNL NV	29,856	107
Signify NV	28,440	736
Wolters Kluwer NV	4,602	287

		1,399

MATERIALS 0.2%
Akzo Nobel NV	7,413	693
Koninklijke DSM NV	2,903	308

		1,001

Total Netherlands		19,884

NEW ZEALAND 0.1%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	93,702	251

MATERIALS 0.1%
Fletcher Building Ltd.	93,139	404

UTILITIES 0.0%
Contact Energy Ltd.	32,251	125

Total New Zealand		780

NORWAY 0.8%
COMMUNICATION SERVICES 0.1%
Telenor ASA	38,074	745

CONSUMER STAPLES 0.0%
Marine Harvest ASA	11,298	262

ENERGY 0.4%
Equinor ASA	77,336	2,174

FINANCIALS 0.1%
DNB ASA	19,402	408

MATERIALS 0.2%
Norsk Hydro ASA	21,968	132
Yara International ASA	15,513	761

		893

Total Norway		4,482

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Sonae SGPS S.A.	113,835	118

FINANCIALS 0.0%
Banco Espirito Santo S.A. «	59,573	1

MATERIALS 0.1%
Navigator Co. S.A.	46,145	226

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	339,658	1,253

Total Portugal		1,598

SINGAPORE 1.2%
COMMUNICATION SERVICES 0.1%
Singapore Press Holdings Ltd.	74,400	156
Singapore Telecommunications Ltd.	121,000	287

		443

FINANCIALS 0.7%
DBS Group Holdings Ltd.	81,910	1,563
Oversea-Chinese Banking Corp. Ltd.	124,300	1,040
United Overseas Bank Ltd.	59,100	1,168

		3,771

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	198,800	353
Hutchison Port Holdings Trust	220,700	55
Keppel Corp. Ltd.	169,000	861
Singapore Airlines Ltd.	64,267	458

		1,727

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	8,700	112

REAL ESTATE 0.1%
CapitaLand Ltd.	134,900	332
City Developments Ltd.	22,600	150
UOL Group Ltd.	27,300	138
Yanlord Land Group Ltd.	112,500	122

		742

Total Singapore		6,795

SOUTH AFRICA 0.3%
CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV ‘H’ (a)	1,192,836	195

FINANCIALS 0.3%
Investec PLC	49,025	344
Old Mutual Ltd.	613,892	1,296

		1,640

Total South Africa		1,835

SPAIN 3.4%
COMMUNICATION SERVICES 0.6%
Telefonica S.A.	429,249	3,386

CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	45,905	106

ENERGY 0.2%
Repsol S.A.	45,338	903

FINANCIALS 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	172,566	1,094
Banco de Sabadell S.A.	190,593	295
Banco Santander S.A.	1,215,999	6,088
CaixaBank S.A.	43,640	198
Mapfre S.A.	113,873	356

Unicaja Banco S.A.	72,909	119

		8,150

INDUSTRIALS 0.4%
Abengoa S.A. ‘B’ (a)	226,011	3
ACS Actividades de Construccion y Servicios S.A.	36,211	1,538
Ferrovial S.A.	15,897	329
Obrascon Huarte Lain S.A.	128,979	257
Sacyr S.A.	38,572	112

		2,239

UTILITIES 0.8%
Acciona S.A.	4,407	398
Endesa S.A.	57,564	1,242
Gas Natural SDG S.A.	32,666	891
Iberdrola S.A.	244,287	1,794

		4,325

Total Spain		19,109

SWEDEN 1.7%
COMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	55,519	667
Telia Co. AB	230,576	1,058

		1,725

CONSUMER DISCRETIONARY 0.1%
Electrolux AB ‘B’	6,785	149
Hennes & Mauritz AB ‘B’	32,123	594

		743

CONSUMER STAPLES 0.1%
Swedish Match AB	7,425	380

FINANCIALS 0.5%
Nordea Bank AB	124,601	1,356
Ratos AB ‘B’	38,884	142
Skandinaviska Enskilda Banken AB ‘A’	49,136	548
Svenska Handelsbanken AB ‘A’	17,009	214
Swedbank AB ‘A’	26,022	643

		2,903

HEALTH CARE 0.1%
Getinge AB ‘B’	28,484	327

INDUSTRIALS 0.2%
S.A.S. AB (a)	56,846	137
Sandvik AB	17,391	308
Volvo AB ‘B’	36,641	646

		1,091

INFORMATION TECHNOLOGY 0.4%
Telefonaktiebolaget LM Ericsson ‘B’	255,906	2,265

Total Sweden		9,434

SWITZERLAND 5.4%
COMMUNICATION SERVICES 0.1%
Swisscom AG	1,610	730

CONSUMER DISCRETIONARY 0.1%
Cie Financiere Richemont S.A.	1,979	161
Garmin Ltd.	3,843	269
Swatch Group AG	323	129

		559

CONSUMER STAPLES 0.8%
Aryzta AG (a)	16,670	159

Nestle S.A.	55,333	4,606

		4,765

FINANCIALS 2.1%
Baloise Holding AG	2,338	356
Credit Suisse Group AG	90,047	1,351
Helvetia Holding AG	207	126
Swiss Life Holding AG	3,896	1,477
Swiss Re AG	32,377	2,983
UBS Group AG	103,591	1,636
Zurich Insurance Group AG	11,550	3,642

		11,571

HEALTH CARE 1.7%
Novartis AG	58,445	5,031
Roche Holding AG	19,381	4,687

		9,718

INDUSTRIALS 0.4%
ABB Ltd.	35,933	850
Adecco Group AG	5,596	294
Ferguson PLC	7,824	664
Kuehne + Nagel International AG	1,546	245

		2,053

INFORMATION TECHNOLOGY 0.1%
STMicroelectronics NV	5,772	106
TE Connectivity Ltd.	5,052	444

		550

MATERIALS 0.1%
Glencore PLC	29,953	129
LafargeHolcim Ltd.	8,763	434

		563

Total Switzerland		30,509

UNITED KINGDOM 14.8%
COMMUNICATION SERVICES 1.4%
BT Group PLC	291,505	856
ITV PLC	156,939	322
Pearson PLC	97,102	1,124
Sky PLC	14,716	332
TalkTalk Telecom Group PLC	67,643	108
Vodafone Group PLC	1,654,029	3,544
WPP PLC	92,232	1,351

		7,637

CONSUMER DISCRETIONARY 1.6%
Barratt Developments PLC	28,418	210
Berkeley Group Holdings PLC	10,599	508
Burberry Group PLC	5,004	131
Compass Group PLC	39,879	887
Dixons Carphone PLC	70,219	155
Fiat Chrysler Automobiles NV	131,800	2,308
Greene King PLC	40,808	260
Inchcape PLC	26,273	229
InterContinental Hotels Group PLC	3,019	188
Kingfisher PLC	287,246	971
Marks & Spencer Group PLC	346,702	1,304
Next PLC	12,846	919
Persimmon PLC	4,729	146
Sports Direct International PLC	22,016	98
Taylor Wimpey PLC	61,415	137
Thomas Cook Group PLC	309,306	233
Whitbread PLC	2,763	170
William Hill PLC	120,526	396

		9,250

CONSUMER STAPLES 1.7%
British American Tobacco PLC	19,199	895
Diageo PLC	27,749	983
Imperial Brands PLC	55,314	1,925
J Sainsbury PLC	329,229	1,379
Reckitt Benckiser Group PLC	8,093	739

Tate & Lyle PLC	18,039	161
Tesco PLC	38,636	121
Unilever NV	28,495	1,585
Unilever PLC	21,366	1,174
WM Morrison Supermarkets PLC	216,540	732

		9,694

ENERGY 1.3%
BP PLC	951,020	7,290
Petrofac Ltd.	15,966	134

		7,424

FINANCIALS 4.1%
3i Group PLC	15,362	188
Aviva PLC	226,023	1,442
Barclays PLC	1,688,707	3,745
CYBG PLC	86,168	364
Direct Line Insurance Group PLC	221,372	934
HSBC Holdings PLC	1,057,903	9,231
Intermediate Capital Group PLC	19,097	271
Legal & General Group PLC	168,655	576
Lloyds Banking Group PLC	3,623,332	2,787
Man Group PLC	61,713	141
NEX Group PLC	13,291	172
Provident Financial PLC	31,926	251
Quilter PLC	251,929	438
Royal Bank of Scotland Group PLC	326,471	1,058
Standard Chartered PLC	206,169	1,708

		23,306

HEALTH CARE 1.7%
AstraZeneca PLC	53,711	4,187
GlaxoSmithKline PLC	248,640	4,986
Smith & Nephew PLC	8,970	164

		9,337

INDUSTRIALS 1.4%
Aggreko PLC	15,505	176
BAE Systems PLC	138,179	1,133
Capita PLC	362,885	675
CNH Industrial NV	21,050	253
easyJet PLC	35,415	606
Experian PLC	4,845	124
Firstgroup PLC (a)	118,606	140
G4S PLC	39,303	124
International Consolidated Airlines Group S.A.	97,345	837
Meggitt PLC	16,255	120
National Express Group PLC	50,266	256
RELX PLC	9,046	190
Rolls-Royce Holdings PLC	71,176	916
Royal Mail PLC	305,715	1,900
Stagecoach Group PLC	64,532	132
Travis Perkins PLC	15,240	212

		7,794

INFORMATION TECHNOLOGY 0.0%
Sage Group PLC	13,646	104

MATERIALS 0.7%
Anglo American PLC	5,795	130
DS Smith PLC	21,730	135
Mondi PLC	6,522	179
Rio Tinto Ltd.	25,763	1,465
Rio Tinto PLC	40,691	2,052

		3,961

UTILITIES 0.9%
Centrica PLC	912,489	1,842
National Grid PLC	171,553	1,772
Severn Trent PLC	13,458	324
SSE PLC	34,642	517

United Utilities Group PLC	36,867	339

		4,794

Total United Kingdom		83,301

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	5,404	335

ENERGY 0.1%
Transocean Ltd.	71,708	1,001

Total United States		1,336

Total Common Stocks (Cost $487,613)		552,832

PREFERRED STOCKS 0.7%
GERMANY 0.7%
INDUSTRIALS 0.7%
Schaeffler AG	12,720	162
Volkswagen AG	22,072	3,876

		4,038

Total Preferred Stocks (Cost $3,516)		4,038

REAL ESTATE INVESTMENT TRUSTS 0.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Mirvac Group	171,826	300
Stockland	83,945	252

		552

Total Australia		552

CANADA 0.2%
REAL ESTATE 0.2%
Artis Real Estate Investment Trust	13,389	122
Cominar Real Estate Investment Trust	27,360	247
Dream Office Real Estate Investment Trust	22,657	424
H&R Real Estate Investment Trust	7,682	118

		911

Total Canada		911

FRANCE 0.0%
REAL ESTATE 0.0%
Klepierre S.A.	4,053	144

Total France		144

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	23,000	227

Total Hong Kong		227

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
British Land Co. PLC	48,032	386
Intu Properties PLC	132,377	266

Land Securities Group PLC	42,398	488

		1,140

Total United Kingdom		1,140

Total Real Estate Investment Trusts (Cost $3,129)		2,974

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. ‘B’ - Exp. 03/31/2025	226,011	3

Total Warrants (Cost $0)		3

Total Investments in Securities (Cost $494,258)		559,847

Total Investments 99.3% (Cost $494,258)		$559,847
Other Assets and Liabilities, net 0.7%		3,831

Net Assets 100.0%		$563,678

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$1,404	$0	$1,404
Consumer Discretionary	0	600	0	600
Consumer Staples	137	4,457	0	4,594
Energy	0	1,513	0	1,513
Financials	0	14,178	0	14,178
Health Care	0	805	0	805
Industrials	0	2,181	0	2,181
Materials	0	5,645	0	5,645
Real Estate	0	329	0	329
Utilities	0	116	0	116
Austria
Energy	0	552	0	552
Financials	0	1,697	0	1,697
Industrials	0	129	0	129
Materials	0	176	0	176
Belgium
Communication Services	0	414	0	414
Financials	0	2,419	0	2,419
Industrials	0	217	0	217
Materials	0	155	0	155
Canada
Communication Services	1,829	125	0	1,954
Consumer Discretionary	2,282	0	0	2,282
Consumer Staples	1,081	0	0	1,081
Energy	7,383	0	0	7,383
Financials	18,475	0	0	18,475
Industrials	4,137	0	0	4,137
Information Technology	287	0	0	287
Materials	1,636	0	0	1,636
Utilities	1,720	0	0	1,720
Denmark
Consumer Staples	0	397	0	397
Financials	0	105	0	105
Health Care	0	799	0	799
Industrials	0	1,883	0	1,883
Finland
Consumer Staples	0	129	0	129
Materials	0	1,478	0	1,478
Utilities	0	738	0	738
France
Communication Services	0	6,181	0	6,181
Consumer Discretionary	0	4,931	0	4,931
Consumer Staples	0	3,570	0	3,570
Energy	0	3,983	0	3,983
Financials	0	12,432	0	12,432
Health Care	0	6,577	0	6,577
Industrials	0	11,158	0	11,158
Information Technology	0	656	0	656
Materials	0	422	0	422
Real Estate	0	125	0	125
Utilities	0	8,370	0	8,370
Germany
Communication Services	0	3,528	0	3,528
Consumer Discretionary	0	9,274	0	9,274
Consumer Staples	0	1,576	0	1,576
Financials	0	10,194	0	10,194
Health Care	0	2,805	0	2,805
Industrials	0	6,796	0	6,796
Information Technology	0	665	0	665
Materials	0	5,967	0	5,967
Real Estate	0	243	0	243
Utilities	0	7,086	0	7,086
Hong Kong
Communication Services	0	133	0	133
Consumer Discretionary	0	1,224	0	1,224
Financials	0	486	0	486
Industrials	255	1,347	0	1,602
Information Technology	0	304	0	304
Real Estate	173	7,498	0	7,671
Utilities	0	714	0	714
Ireland
Financials	0	287	0	287
Health Care	2,405	0	0	2,405
Industrials	417	0	0	417
Materials	0	1,316	0	1,316
Israel
Communication Services	0	423	0	423
Financials	0	2,085	0	2,085
Health Care	2,665	0	0	2,665
Materials	0	541	0	541
Italy
Communication Services	0	1,047	0	1,047
Consumer Discretionary	0	118	0	118
Energy	0	3,461	0	3,461
Financials	0	8,544	0	8,544
Industrials	0	553	0	553
Utilities	0	3,438	0	3,438
Japan
Communication Services	0	7,360	0	7,360
Consumer Discretionary	0	28,029	0	28,029
Consumer Staples	0	8,673	0	8,673
Energy	0	3,718	0	3,718
Financials	0	27,488	0	27,488
Health Care	0	5,735	0	5,735
Industrials	0	26,330	0	26,330
Information Technology	0	18,480	0	18,480
Materials	0	7,729	0	7,729
Real Estate	0	1,598	0	1,598
Utilities	0	10,302	0	10,302
Luxembourg
Communication Services	0	441	0	441
Macau
Consumer Discretionary	0	305	0	305
Netherlands
Communication Services	775	523	0	1,298
Consumer Staples	0	2,668	0	2,668
Energy	0	7,328	0	7,328
Financials	0	4,318	0	4,318
Health Care	0	1,872	0	1,872
Industrials	0	1,399	0	1,399
Materials	0	1,001	0	1,001
New Zealand
Communication Services	0	251	0	251
Materials	0	404	0	404
Utilities	0	125	0	125
Norway
Communication Services	0	745	0	745
Consumer Staples	0	262	0	262
Energy	0	2,174	0	2,174
Financials	0	408	0	408
Materials	0	893	0	893
Portugal
Consumer Staples	0	118	0	118
Financials	0	0	1	1
Materials	0	226	0	226
Utilities	1,253	0	0	1,253
Singapore
Communication Services	0	443	0	443
Financials	0	3,771	0	3,771
Industrials	0	1,727	0	1,727
Information Technology	0	112	0	112
Real Estate	0	742	0	742
South Africa
Consumer Discretionary	195	0	0	195
Financials	0	1,640	0	1,640
Spain
Communication Services	0	3,386	0	3,386
Consumer Staples	0	106	0	106
Energy	0	903	0	903
Financials	0	8,150	0	8,150
Industrials	3	2,236	0	2,239
Utilities	0	4,325	0	4,325
Sweden
Communication Services	0	1,725	0	1,725
Consumer Discretionary	594	149	0	743
Consumer Staples	0	380	0	380
Financials	0	2,903	0	2,903
Health Care	0	327	0	327
Industrials	0	1,091	0	1,091
Information Technology	0	2,265	0	2,265
Switzerland
Communication Services	0	730	0	730
Consumer Discretionary	269	290	0	559
Consumer Staples	0	4,765	0	4,765
Financials	0	11,571	0	11,571
Health Care	0	9,718	0	9,718
Industrials	0	2,053	0	2,053
Information Technology	444	106	0	550
Materials	0	563	0	563
United Kingdom
Communication Services	332	7,305	0	7,637
Consumer Discretionary	2,308	6,942	0	9,250
Consumer Staples	0	9,694	0	9,694
Energy	0	7,424	0	7,424
Financials	0	23,306	0	23,306
Health Care	0	9,337	0	9,337
Industrials	0	7,794	0	7,794
Information Technology	0	104	0	104
Materials	0	3,961	0	3,961
Utilities	1,842	2,952	0	4,794
United States
Consumer Discretionary	0	335	0	335
Energy	1,001	0	0	1,001
Preferred Stocks
Germany
Industrials	0	4,038	0	4,038
Real Estate Investment Trusts
Australia
Real Estate	0	552	0	552
Canada
Real Estate	911	0	0	911
France
Real Estate	0	144	0	144
Hong Kong
Real Estate	0	227	0	227
United Kingdom
Real Estate	266	874	0	1,140
Warrants
Spain
Industrials	3	0	0	3

Total Investments	$55,078	$504,768	$1	$559,847

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE US Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 98.5%
IRELAND 0.1%
INFORMATION TECHNOLOGY 0.1%
Accenture PLC ‘A’	3,429	$584

Total Ireland		584

SWITZERLAND 0.0%
FINANCIALS 0.0%
Chubb Ltd.	1,179	157

Total Switzerland		157

UNITED STATES 98.4%
COMMUNICATION SERVICES 7.2%
Activision Blizzard, Inc.	11,394	948
Alphabet, Inc. ‘C’ (a)	1,374	1,640
AT&T, Inc.	340,040	11,418
CBS Corp. NVDR ‘B’	39,067	2,244
CenturyLink, Inc.	190,987	4,049
Comcast Corp. ‘A’	112,192	3,973
Discovery Inc. ‘A’ (a)	25,707	823
Frontier Communications Corp.	141,394	918
InterActiveCorp (a)	3,479	754
Interpublic Group of Cos., Inc.	28,840	660
Liberty Media Corp-Liberty SiriusXM ‘C’ (a)	33,009	1,434
Omnicom Group, Inc.	13,313	906
Sprint Corp. (a)	43,786	286
TEGNA, Inc.	9,434	113
Telephone & Data Systems, Inc.	23,189	706
Tribune Media Co. ‘A’	19,611	754
Twenty-First Century Fox, Inc. ‘A’	94,392	4,373
Verizon Communications, Inc.	236,248	12,613
Viacom, Inc. ‘B’	139,529	4,710
Walt Disney Co.	44,296	5,180
Windstream Holdings, Inc. (a)	21,644	106

		58,608

CONSUMER DISCRETIONARY 10.8%
Abercrombie & Fitch Co. ‘A’	89,626	1,893
Adient PLC	1,545	61
American Eagle Outfitters, Inc.	32,777	814
Ascena Retail Group, Inc. (a)	37,187	170
AutoNation, Inc. (a)	5,247	218
AutoZone, Inc. (a)	227	176
Bed Bath & Beyond, Inc.	140,558	2,108
Best Buy Co., Inc.	24,698	1,960
Big Lots, Inc.	18,778	785
Brinker International, Inc.	6,515	304
Caesars Entertainment Corp. (a)	10,805	111
Carnival Corp.	14,167	903
Carter’s, Inc.	2,214	218
Chico’s FAS, Inc.	27,004	234
Dick’s Sporting Goods, Inc.	19,506	692
Dillard’s, Inc. ‘A’	15,957	1,218
Dollar General Corp.	12,412	1,357
eBay, Inc. (a)	20,447	675
Foot Locker, Inc.	13,886	708
Ford Motor Co.	261,999	2,424
Fossil Group, Inc. (a)	88,807	2,067
GameStop Corp. ‘A’	96,286	1,470
Gap, Inc.	63,716	1,838
General Motors Co.	107,003	3,603
Genuine Parts Co.	4,182	416
GNC Holdings, Inc. ‘A’ (a)	131,257	543
Goodyear Tire & Rubber Co.	30,892	723

Graham Holdings Co. ‘B’	216	125
H&R Block, Inc.	12,240	315
Harley-Davidson, Inc.	2,464	112
Home Depot, Inc.	37,319	7,731
International Game Technology PLC	10,258	203
JC Penney Co., Inc. (a)	244,986	407
Kohl’s Corp.	67,481	5,031
L Brands, Inc.	32,052	971
Las Vegas Sands Corp.	8,561	508
Lowe’s Cos., Inc.	43,192	4,959
Macy’s, Inc.	113,886	3,955
Mattel, Inc.	55,232	867
McDonald’s Corp.	30,815	5,155
MGM Resorts International	5,077	142
NIKE, Inc. ‘B’	19,187	1,626
Nordstrom, Inc.	31,473	1,882
NVR, Inc. (a)	84	208
O’Reilly Automotive, Inc. (a)	2,872	998
Office Depot, Inc.	216,647	695
Polaris Industries, Inc.	742	75
PulteGroup, Inc.	13,082	324
PVH Corp.	3,575	516
Qurate Retail, Inc. (a)	73,157	1,625
Ralph Lauren Corp.	10,216	1,405
Royal Caribbean Cruises Ltd.	1,029	134
Sally Beauty Holdings, Inc. (a)	47,260	869
Sears Holdings Corp. (a)	45,969	45
Signet Jewelers Ltd.	10,011	660
Six Flags Entertainment Corp.	3,787	264
Tapestry, Inc.	14,561	732
Target Corp.	89,670	7,910
TJX Cos., Inc.	15,739	1,763
Tractor Supply Co.	943	86
Tupperware Brands Corp.	11,718	392
Urban Outfitters, Inc. (a)	12,841	525
VF Corp.	14,387	1,344
Visteon Corp. (a)	7,927	736
Weight Watchers International, Inc. (a)	9,183	661
Wendy’s Co.	28,259	484
Whirlpool Corp.	3,213	382
Williams-Sonoma, Inc.	5,644	371
Wyndham Destinations, Inc.	15,594	676
Wyndham Hotels & Resorts, Inc.	11,057	614
Yum! Brands, Inc.	16,282	1,480

		87,652

CONSUMER STAPLES 7.4%
Altria Group, Inc.	17,628	1,063
Archer-Daniels-Midland Co.	45,329	2,279
Bunge Ltd.	9,070	623
Clorox Co.	693	104
Coca-Cola Co.	111,764	5,162
Colgate-Palmolive Co.	16,995	1,138
Costco Wholesale Corp.	6,598	1,550
Estee Lauder Cos., Inc. ‘A’	3,177	462
Flowers Foods, Inc.	13,583	253
General Mills, Inc.	31,958	1,372
Herbalife Nutrition Ltd. (a)	27,742	1,513
JM Smucker Co.	4,199	431
Keurig Dr Pepper, Inc.	6,978	162
Kimberly-Clark Corp.	4,036	459
Kraft Heinz Co.	2,672	147
Kroger Co.	203,704	5,930
Mondelez International, Inc. ‘A’	70,496	3,028
Nu Skin Enterprises, Inc. ‘A’	7,422	612
PepsiCo, Inc.	52,476	5,867
Philip Morris International, Inc.	52,080	4,247
Procter & Gamble Co.	95,937	7,985
Rite Aid Corp. (a)	257,256	329
Spectrum Brands Holdings, Inc.	6,527	488
Sysco Corp.	13,932	1,020
U.S. Foods Holding Corp. (a)	31,041	957
Wal-Mart Stores, Inc.	132,367	12,430
Walgreens Boots Alliance, Inc.	7,387	538

		60,149

ENERGY 8.4%
Anadarko Petroleum Corp.	5,922	399
Andeavor	6,714	1,031
Apache Corp.	10,914	520
Chesapeake Energy Corp. (a)	314,463	1,412
Chevron Corp.	77,712	9,503
ConocoPhillips	66,677	5,161

CVR Energy, Inc.	13,065	526
Diamond Offshore Drilling, Inc. (a)	42,573	852
Exxon Mobil Corp.	208,176	17,699
Helmerich & Payne, Inc.	4,833	332
Hess Corp.	30,994	2,219
HollyFrontier Corp.	33,453	2,338
Kinder Morgan, Inc.	90,910	1,612
Marathon Oil Corp.	62,893	1,464
Marathon Petroleum Corp.	44,958	3,595
Murphy Oil Corp.	34,984	1,166
Nabors Industries Ltd.	100,832	621
National Oilwell Varco, Inc.	26,947	1,161
Noble Energy, Inc.	5,285	165
Occidental Petroleum Corp.	38,826	3,190
Oceaneering International, Inc.	21,895	604
PBF Energy, Inc. ‘A’	15,554	776
Phillips 66	26,566	2,995
Rowan Cos. PLC ‘A’ (a)	37,777	711
Schlumberger Ltd.	2,597	158
Transocean Ltd.	71,630	999
Valero Energy Corp.	48,482	5,515
Whiting Petroleum Corp. (a)	6,433	341
Williams Cos., Inc.	20,653	562
WPX Energy, Inc. (a)	4,185	84

		67,711

FINANCIALS 16.4%
Aflac, Inc.	41,891	1,972
Allstate Corp.	25,135	2,481
Ally Financial, Inc.	146,933	3,886
American Express Co.	51,153	5,447
American Financial Group, Inc.	1,429	159
American International Group, Inc.	216,170	11,509
Ameriprise Financial, Inc.	10,605	1,566
Assurant, Inc.	11,071	1,195
Bank of America Corp.	265,775	7,830
Bank of New York Mellon Corp.	40,588	2,070
BB&T Corp.	26,577	1,290
Berkshire Hathaway, Inc. ‘B’ (a)	33,621	7,199
BlackRock, Inc.	2,086	983
Brighthouse Financial, Inc. (a)	7,730	342
Capital One Financial Corp.	56,269	5,342
CIT Group, Inc.	24,655	1,272
Citigroup, Inc.	149,606	10,733
Citizens Financial Group, Inc.	19,573	755
CNO Financial Group, Inc.	33,861	719
Discover Financial Services	45,719	3,495
Fifth Third Bancorp	51,008	1,424
Franklin Resources, Inc.	30,101	915
Genworth Financial, Inc. ‘A’ (a)	157,854	658
Goldman Sachs Group, Inc.	10,810	2,424
Hartford Financial Services Group, Inc.	27,112	1,355
Invesco Ltd.	29,739	680
JPMorgan Chase & Co.	121,928	13,758
Legg Mason, Inc.	33,159	1,036
Lincoln National Corp.	8,798	595
Loews Corp.	20,802	1,045
LPL Financial Holdings, Inc.	7,993	516
M&T Bank Corp.	474	78
MetLife, Inc.	34,146	1,595
Navient Corp.	134,235	1,809
New York Community Bancorp, Inc.	55,136	572
Old Republic International Corp.	6,334	142
OneMain Holdings, Inc. (a)	15,156	509
People’s United Financial, Inc.	14,557	249
PHH Corp. (a)	15,770	173
PNC Financial Services Group, Inc.	15,432	2,102
Progressive Corp.	1,497	106
Prudential Financial, Inc.	11,009	1,115
Regions Financial Corp.	48,719	894
Reinsurance Group of America, Inc.	2,920	422
Santander Consumer USA Holdings, Inc.	62,265	1,248
SLM Corp. (a)	39,240	438
State Street Corp.	18,501	1,550
SunTrust Banks, Inc.	16,400	1,095
Synchrony Financial	37,303	1,159
T Rowe Price Group, Inc.	5,859	640
Travelers Cos., Inc.	41,176	5,341
U.S. Bancorp	59,096	3,121
Voya Financial, Inc.	55,880	2,776
Wells Fargo & Co.	192,494	10,117
White Mountains Insurance Group Ltd.	887	830

		132,732

HEALTH CARE 15.1%
Abbott Laboratories	36,426	2,672
AbbVie, Inc.	43,746	4,138
Aetna, Inc.	13,561	2,751
Allergan PLC	13,149	2,505
Amgen, Inc.	19,990	4,144
Anthem, Inc.	22,712	6,224
Bausch Health Cos., Inc. (a)	195,331	5,014
Baxter International, Inc.	2,376	183
Bristol-Myers Squibb Co.	26,047	1,617
Brookdale Senior Living, Inc. (a)	114,179	1,122
Cardinal Health, Inc.	19,558	1,056
Celgene Corp. (a)	2,056	184
Cigna Corp.	3,686	768
Community Health Systems, Inc. (a)	139,439	482
CVS Health Corp.	95,975	7,555
DaVita, Inc. (a)	7,567	542
Eli Lilly & Co.	19,817	2,127
Encompass Health Corp.	5,519	430
Envision Healthcare Corp. (a)	2,809	128
Express Scripts Holding Co. (a)	69,648	6,617
Gilead Sciences, Inc.	88,462	6,830
HCA Healthcare, Inc.	54,612	7,598
Humana, Inc.	4,446	1,505
Johnson & Johnson	72,421	10,006
Laboratory Corp. of America Holdings (a)	608	106
LifePoint Health, Inc. (a)	23,108	1,488
Mallinckrodt PLC (a)	6,832	200
McKesson Corp.	7,774	1,031
MEDNAX, Inc. (a)	10,611	495
Merck & Co., Inc.	138,031	9,792
Mylan NV (a)	6,024	221
Patterson Cos., Inc.	20,104	492
Pfizer, Inc.	463,684	20,435
Quest Diagnostics, Inc.	8,889	959
Tenet Healthcare Corp. (a)	118,107	3,361
Thermo Fisher Scientific, Inc.	348	85
United Therapeutics Corp. (a)	3,188	408
UnitedHealth Group, Inc.	22,946	6,105
Universal Health Services, Inc. ‘B’	6,744	862
Varian Medical Systems, Inc. (a)	824	92

		122,330

INDUSTRIALS 9.0%
3M Co.	14,669	3,091
AGCO Corp.	6,861	417
American Airlines Group, Inc.	83,528	3,452
Avis Budget Group, Inc. (a)	57,115	1,836
Boeing Co.	14,107	5,246
Caterpillar, Inc.	16,609	2,533
CSX Corp.	16,897	1,251
Cummins, Inc.	3,887	568
Deere & Co.	21,844	3,284
Delta Air Lines, Inc.	10,172	588
Dover Corp.	1,612	143
Dun & Bradstreet Corp.	3,789	540
Eaton Corp. PLC	9,560	829
Emerson Electric Co.	36,938	2,829
Expeditors International of Washington, Inc.	4,739	348
FedEx Corp.	6,670	1,606
Flowserve Corp.	10,531	576
Fluor Corp.	17,459	1,014
General Dynamics Corp.	4,585	939
General Electric Co.	951,141	10,738
Hertz Global Holdings, Inc. (a)	90,414	1,476
Honeywell International, Inc.	9,133	1,520
Illinois Tool Works, Inc.	10,238	1,445
JetBlue Airways Corp. (a)	21,203	411
L3 Technologies, Inc.	2,213	471
Lockheed Martin Corp.	1,514	524
ManpowerGroup, Inc.	7,568	651
Neilsen Holdings PLC	18,482	511
Norfolk Southern Corp.	8,094	1,461
Northrop Grumman Corp.	7,492	2,378
Oshkosh Corp.	1,125	80
Owens Corning	2,768	150
PACCAR, Inc.	1,323	90
Parker-Hannifin Corp.	692	127
Pitney Bowes, Inc.	85,461	605
Quanta Services, Inc. (a)	3,789	126

Raytheon Co.	7,193	1,487
Republic Services, Inc.	3,085	224
Robert Half International, Inc.	6,766	476
Ryder System, Inc.	10,621	776
Southwest Airlines Co.	2,578	161
Stanley Black & Decker, Inc.	2,531	371
TransDigm Group, Inc. (a)	253	94
Trinity Industries, Inc.	15,780	578
Union Pacific Corp.	33,722	5,491
United Continental Holdings, Inc. (a)	12,615	1,124
United Parcel Service, Inc. ‘B’	1,405	164
United Rentals, Inc. (a)	1,924	315
United Technologies Corp.	35,156	4,915
Waste Management, Inc.	6,447	583
WESCO International, Inc. (a)	5,748	353
WW Grainger, Inc.	4,808	1,718

		72,684

INFORMATION TECHNOLOGY 16.9%
Amdocs Ltd.	7,534	497
Apple, Inc.	150,784	34,038
Applied Materials, Inc.	9,391	363
Arrow Electronics, Inc. (a)	12,620	930
Avaya Holdings Corp. (a)	23,460	519
Avnet, Inc.	25,170	1,127
Booz Allen Hamilton Holding Corp.	24,093	1,196
CA, Inc.	36,801	1,625
Cisco Systems, Inc.	147,956	7,198
Citrix Systems, Inc. (a)	804	89
Conduent, Inc. (a)	28,218	635
Corning, Inc.	140,983	4,977
DXC Technology Co.	6,276	587
F5 Networks, Inc. (a)	2,532	505
First Solar, Inc. (a)	9,313	451
Fiserv, Inc. (a)	4,590	378
Flex Ltd. (a)	24,313	319
Genpact Ltd.	3,643	112
Hewlett Packard Enterprise Co.	215,521	3,515
HP, Inc.	72,482	1,868
Intel Corp.	241,422	11,417
International Business Machines Corp.	105,680	15,980
Intuit, Inc.	2,593	590
Jabil, Inc.	25,454	689
Juniper Networks, Inc.	40,532	1,215
KLA-Tencor Corp.	6,622	674
Maxim Integrated Products, Inc.	1,947	110
Micron Technology, Inc. (a)	3,540	160
Microsoft Corp.	126,284	14,443
Motorola Solutions, Inc.	18,871	2,456
NetApp, Inc.	33,169	2,849
Oracle Corp.	113,083	5,831
Perspecta, Inc.	2,260	58
Qorvo, Inc. (a)	3,114	239
QUALCOMM, Inc.	108,106	7,787
Seagate Technology PLC	83,550	3,956
Symantec Corp.	42,251	899
Tech Data Corp. (a)	1,919	137
Teradata Corp. (a)	26,390	995
Texas Instruments, Inc.	16,676	1,789
Visa, Inc. ‘A’	1,459	219
Western Digital Corp.	3,441	201
Western Union Co.	65,635	1,251
Xerox Corp.	48,187	1,300
Xilinx, Inc.	3,378	271

		136,445

MATERIALS 2.1%
Alcoa Corp. (a)	17,512	707
Ashland Global Holdings, Inc.	5,778	485
Avery Dennison Corp.	2,407	261
Bemis Co., Inc.	7,554	367
CF Industries Holdings, Inc.	18,953	1,032
Domtar Corp.	23,571	1,230
Eastman Chemical Co.	4,123	395
Graphic Packaging Holding Co.	20,543	288
International Paper Co.	20,210	993
LyondellBasell Industries NV ‘A’	47,316	4,850
Mosaic Co.	94,487	3,069
Newmont Mining Corp.	9,149	276
PPG Industries, Inc.	11,840	1,292
Praxair, Inc.	4,155	668
Reliance Steel & Aluminum Co.	4,067	347
Sealed Air Corp.	8,607	346
Sherwin-Williams Co.	190	86
WestRock Co.	2,662	142

		16,834

REAL ESTATE 0.0%
Jones Lang LaSalle, Inc.	2,529	365

UTILITIES 5.1%
AES Corp.	204,820	2,867
Ameren Corp.	22,518	1,424
American Electric Power Co., Inc.	34,115	2,418
CenterPoint Energy, Inc.	35,749	988
CMS Energy Corp.	11,338	556
Consolidated Edison, Inc.	26,989	2,056
DTE Energy Co.	2,296	251
Duke Energy Corp.	51,049	4,085
Edison International	21,210	1,435
Entergy Corp.	32,221	2,614
Evergy, Inc.	6,783	373
Eversource Energy	16,309	1,002
Exelon Corp.	85,917	3,751
FirstEnergy Corp.	71,647	2,663
Hawaiian Electric Industries, Inc.	7,662	273
MDU Resources Group, Inc.	24,116	620
NextEra Energy, Inc.	7,589	1,272
NRG Energy, Inc.	27,481	1,028
PG&E Corp.	50,378	2,318
Pinnacle West Capital Corp.	8,754	693
Portland General Electric Co.	5,097	232
PPL Corp.	42,698	1,249
Public Service Enterprise Group, Inc.	37,005	1,954
SCANA Corp.	27,479	1,069
Sempra Energy	1,951	222
Southern Co.	23,835	1,039
UGI Corp.	4,641	257
Vectren Corp.	2,546	182
Vistra Energy Corp. (a)	56,157	1,397
WEC Energy Group, Inc.	1,193	80
Xcel Energy, Inc.	23,561	1,112

		41,480

Total United States		796,990

Total Common Stocks (Cost $582,619)		797,731

REAL ESTATE INVESTMENT TRUSTS 0.8%
UNITED STATES 0.8%
FINANCIALS 0.1%
AGNC Investment Corp.	20,569	383
Annaly Capital Management, Inc.	72,055	737
Chimera Investment Corp.	6,363	116

		1,236

REAL ESTATE 0.7%
Brixmor Property Group, Inc.	10,929	191
CoreCivic, Inc.	33,540	816
DDR Corp.	21,688	290
Equity Residential	2,587	171
HCP, Inc.	21,956	578
Hospitality Properties Trust	18,522	534
Host Hotels & Resorts, Inc.	18,779	396
Iron Mountain, Inc.	5,961	206
Kimco Realty Corp.	10,479	176
Macerich Co.	1,832	101
Park Hotels & Resorts, Inc.	5,154	169
Retail Value, Inc. (a)	1,026	34
Senior Housing Properties Trust	23,188	407
SL Green Realty Corp.	1,532	150
Spirit MTA REIT	10,212	118
Spirit Realty Capital, Inc.	18,539	150
Ventas, Inc.	10,011	544

VEREIT, Inc.	30,442	221
Welltower, Inc.	8,369	538

		5,790

Total Real Estate Investment Trusts (Cost $6,824)		7,026

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		4,567

Total Short-Term Instruments (Cost $4,567)		4,567

Total Investments in Securities (Cost $594,010)		809,324

Total Investments 99.9% (Cost $594,010)		$809,324
Other Assets and Liabilities, net 0.1%		645

Net Assets 100.0%		$809,969

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$4,567	U.S. Treasury Notes 2.750% due 07/31/2023	$(4,662)	$4,567	$4,568

Total Repurchase Agreements						$(4,662)	$4,567	$4,568

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$584	$0	$0	$584
Switzerland
Financials	157	0	0	157
United States
Communication Services	58,608	0	0	58,608
Consumer Discretionary	87,652	0	0	87,652
Consumer Staples	60,149	0	0	60,149
Energy	67,711	0	0	67,711
Financials	132,732	0	0	132,732
Health Care	122,330	0	0	122,330
Industrials	72,684	0	0	72,684
Information Technology	136,445	0	0	136,445
Materials	16,834	0	0	16,834
Real Estate	365	0	0	365
Utilities	41,480	0	0	41,480
Real Estate Investment Trusts
United States
Financials	1,236	0	0	1,236
Real Estate	5,790	0	0	5,790
Short-Term Instruments
Repurchase Agreements	0	4,567	0	4,567

Total Investments	$804,757	$4,567	$0	$809,324
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE US Small Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 86.5%
UNITED STATES 86.5%
COMMUNICATION SERVICES 3.8%
AMC Entertainment Holdings, Inc. ‘A’	2,580	$53
AMC Networks, Inc. ‘A’ (a)	2,423	161
ATN International, Inc.	1,386	102
Cable One, Inc.	89	79
Cars.com, Inc. (a)	8,148	225
Cincinnati Bell, Inc. (a)	15,856	253
Cogent Communications Holdings, Inc.	2,826	158
Consolidated Communications Holdings, Inc.	15,482	202
EW Scripps Co. ‘A’	1,766	29
Gannett Co., Inc.	41,140	412
Glu Mobile, Inc. (a)	6,132	46
Gray Television, Inc. (a)	3,349	59
IDT Corp. ‘B’	2,030	11
Iridium Communications, Inc. (a)	16,918	381
John Wiley & Sons, Inc. ‘A’	6,966	422
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	14,109	209
Marcus Corp.	1,776	75
MDC Partners, Inc. ‘A’ (a)	8,296	34
Media General, Inc. CVR «	2,855	0
Meredith Corp.	5,512	281
MSG Networks, Inc. ‘A’ (a)	1,497	39
National CineMedia, Inc.	28,732	304
New Media Investment Group, Inc.	6,403	100
New York Times Co. ‘A’	7,067	164
Nexstar Media Group, Inc. ‘A’	1,250	102
NII Holdings, Inc. (a)	30,898	181
Pandora Media, Inc. (a)	4,444	42
Scholastic Corp.	4,305	201
Shenandoah Telecommunications Co.	1,300	50
Sinclair Broadcast Group, Inc. ‘A’	6,571	186
Spok Holdings, Inc.	4,460	69
TechTarget, Inc. (a)	672	13
tronc, Inc. (a)	6,325	103
Vonage Holdings Corp. (a)	19,037	270
WideOpenWest, Inc. (a)	7,122	80
World Wrestling Entertainment, Inc. ‘A’	1,366	132
XO Group, Inc. (a)	2,706	93
Yelp, Inc. (a)	2,401	118
Zynga, Inc. ‘A’ (a)	54,404	218

		5,657

CONSUMER DISCRETIONARY 18.4%
Aaron’s, Inc.	14,761	804
Acushnet Holdings Corp.	4,608	126
Adtalem Global Education, Inc. (a)	7,995	385
America’s Car-Mart, Inc. (a)	1,261	99
American Axle & Manufacturing Holdings, Inc. (a)	5,921	103
American Outdoor Brands Corp. (a)	11,266	175
American Public Education, Inc. (a)	3,304	109
Asbury Automotive Group, Inc. (a)	6,611	455
At Home Group, Inc. (a)	495	16
Barnes & Noble Education, Inc. (a)	17,917	103
Barnes & Noble, Inc.	40,635	236
Bassett Furniture Industries, Inc.	1,083	23
Beazer Homes USA, Inc. (a)	7,930	83
Big 5 Sporting Goods Corp.	3,776	19
Biglari Holdings, Inc. (a)	7	6
BJ’s Restaurants, Inc.	2,927	211
Bloomin’ Brands, Inc.	13,767	272
Boot Barn Holdings, Inc. (a)	1,939	55
Boyd Gaming Corp.	4,886	165
Bridgepoint Education, Inc. (a)	11,506	117
Brinker International, Inc.	12,867	601
Buckle, Inc.	14,944	344
Caleres, Inc.	6,407	230
Callaway Golf Co.	5,304	129
Career Education Corp. (a)	9,604	143

Carrols Restaurant Group, Inc. (a)	9,461	138
Cato Corp. ‘A’	12,919	272
Century Communities, Inc. (a)	1,464	38
Cheesecake Factory, Inc.	5,476	293
Chegg, Inc. (a)	1,717	49
Chico’s FAS, Inc.	44,482	386
Children’s Place, Inc.	1,316	168
Churchill Downs, Inc.	732	203
Citi Trends, Inc.	2,760	79
Conn’s, Inc. (a)	4,112	145
Container Store Group, Inc. (a)	7,191	80
Cooper Tire & Rubber Co.	12,145	344
Cooper-Standard Holding, Inc. (a)	2,247	270
Core-Mark Holding Co., Inc.	3,706	126
Cracker Barrel Old Country Store, Inc.	364	54
Crocs, Inc. (a)	12,842	273
CSS Industries, Inc.	1,573	22
Dana, Inc.	5,547	104
Dave & Buster’s Entertainment, Inc.	3,438	228
Deckers Outdoor Corp. (a)	4,554	540
Denny’s Corp. (a)	7,059	104
Dine Brands Global, Inc.	4,667	379
Dorman Products, Inc. (a)	1,263	97
Drive Shack, Inc. (a)	22,272	133
DSW Inc. ‘A’	16,109	546
Eldorado Resorts, Inc. (a)	4,108	200
Ethan Allen Interiors, Inc.	4,226	88
Etsy, Inc. (a)	2,580	133
Express, Inc. (a)	39,991	442
Extended Stay America, Inc.	8,797	178
Fiesta Restaurant Group, Inc. (a)	1,787	48
Five Below, Inc. (a)	847	110
Fox Factory Holding Corp. (a)	287	20
Francesca’s Holdings Corp. (a)	9,126	34
Fred’s, Inc. ‘A’	14,435	29
FTD Cos., Inc. (a)	9,895	26
G-III Apparel Group Ltd. (a)	6,293	303
Genesco, Inc. (a)	15,002	707
Gentherm, Inc. (a)	1,327	60
GoPro, Inc. ‘A’ (a)	9,860	71
Graham Holdings Co. ‘B’	379	220
Group 1 Automotive, Inc.	4,744	308
Groupon, Inc. (a)	81,868	309
Guess?, Inc.	21,361	483
Haverty Furniture Cos., Inc.	5,381	119
Helen of Troy Ltd. (a)	2,896	379
Hibbett Sports, Inc. (a)	10,164	191
Hilton Grand Vacations, Inc. (a)	2,506	83
Houghton Mifflin Harcourt Co. (a)	27,529	193
Hovnanian Enterprises, Inc. ‘A’ (a)	14,394	23
Hudson Ltd. (a)	971	22
International Speedway Corp. ‘A’	3,064	134
iRobot Corp. (a)	1,087	119
Jack in the Box, Inc.	3,964	332
K12, Inc. (a)	5,361	95
KB Home	8,602	206
Kirkland’s, Inc. (a)	5,832	59
La-Z-Boy, Inc.	6,742	213
Lands’ End, Inc. (a)	6,292	110
Laureate Education, Inc. ‘A’ (a)	3,347	52
LCI Industries	1,054	87
LGI Homes, Inc. (a)	755	36
Libbey, Inc.	6,386	56
Liberty Expedia Holdings, Inc. (a)	4,520	213
Lithia Motors, Inc. ‘A’	1,451	119
Lumber Liquidators Holdings, Inc. (a)	2,092	32
M/I Homes, Inc. (a)	4,661	112
Marriott Vacations Worldwide Corp.	2,497	279
MDC Holdings, Inc.	4,975	147
Meritage Homes Corp. (a)	4,507	180
Modine Manufacturing Co. (a)	1,460	22
Monarch Casino & Resort, Inc. (a)	461	21
Monro, Inc.	1,723	120
Movado Group, Inc.	3,624	152
Murphy USA, Inc. (a)	5,598	478
Nutrisystem, Inc.	404	15
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,379	133
Overstock.com, Inc. (a)	1,122	31
Oxford Industries, Inc.	1,918	173
Papa John’s International, Inc.	686	35
Party City Holdco, Inc. (a)	6,391	87
Penn National Gaming, Inc. (a)	16,593	546
Perry Ellis International, Inc. (a)	2,545	70
PetMed Express, Inc.	1,031	34
Pier 1 Imports, Inc.	86,942	130
Pinnacle Entertainment, Inc. (a)	16,744	564

Planet Fitness, Inc. ‘A’ (a)	993	54
RCI Hospitality Holdings, Inc.	694	21
Red Robin Gourmet Burgers, Inc. (a)	1,823	73
Red Rock Resorts, Inc. ‘A’	5,068	135
Regis Corp. (a)	9,745	199
Rent-A-Center, Inc. (a)	40,735	586
RH (a)	2,930	384
Ruth’s Hospitality Group, Inc.	2,799	88
Scientific Games Corp. ‘A’ (a)	1,379	35
SeaWorld Entertainment, Inc. (a)	24,728	777
Shoe Carnival, Inc.	3,230	124
Shutterfly, Inc. (a)	4,177	275
Sleep Number Corp. (a)	7,889	290
Sonic Automotive, Inc. ‘A’	11,508	223
Sonic Corp.	5,371	233
Sotheby’s (a)	6,352	312
Sportsman’s Warehouse Holdings, Inc. (a)	9,419	55
Stamps.com, Inc. (a)	92	21
Standard Motor Products, Inc.	1,518	75
Steven Madden Ltd.	4,631	245
Stoneridge, Inc. (a)	1,275	38
Strategic Education, Inc.	2,665	365
Sturm Ruger & Co., Inc.	2,602	180
Superior Industries International, Inc.	4,318	74
Tailored Brands, Inc.	9,114	230
Taylor Morrison Home Corp. ‘A’ (a)	12,907	233
Tempur Sealy International, Inc. (a)	3,837	203
Tenneco, Inc.	7,096	299
Texas Roadhouse, Inc.	735	51
TopBuild Corp. (a)	2,577	146
Tower International, Inc.	2,707	82
Town Sports International Holdings, Inc. (a)	4,998	43
TravelCenters of America LLC (a)	9,552	54
TRI Pointe Group, Inc. (a)	10,789	134
Universal Electronics, Inc. (a)	621	24
Vera Bradley, Inc. (a)	7,437	114
Vista Outdoor, Inc. (a)	11,872	212
Vitamin Shoppe, Inc. (a)	5,463	55
VOXX International Corp. (a)	2,357	12
William Lyon Homes ‘A’ (a)	3,648	58
Wingstop, Inc.	713	49
Winnebago Industries, Inc.	849	28
Wolverine World Wide, Inc.	8,014	313
ZAGG, Inc. (a)	1,857	27
Zumiez, Inc. (a)	4,599	121

		27,401

CONSUMER STAPLES 4.6%
Andersons, Inc.	2,579	97
B&G Foods, Inc.	4,182	115
Boston Beer Co., Inc. ‘A’ (a)	581	167
Cal-Maine Foods, Inc.	2,337	113
Calavo Growers, Inc.	211	20
Casey’s General Stores, Inc.	1,431	185
Central Garden & Pet Co. ‘A’ (a)	2,696	89
Chefs’ Warehouse, Inc. (a)	1,468	53
Coca-Cola Bottling Co. Consolidated	437	80
Darling Ingredients, Inc. (a)	14,099	272
Dean Foods Co.	49,024	348
Edgewell Personal Care Co. (a)	4,545	210
Energizer Holdings, Inc.	2,982	175
Fresh Del Monte Produce, Inc.	3,731	126
Hain Celestial Group, Inc. (a)	4,865	132
Hostess Brands, Inc. (a)	2,820	31
Ingles Markets, Inc. ‘A’	5,748	197
Inter Parfums, Inc.	1,655	107
J&J Snack Foods Corp.	749	113
Lancaster Colony Corp.	876	131
Medifast, Inc.	1,084	240
Performance Food Group Co. (a)	14,321	477
PriceSmart, Inc.	1,191	96
Pyxus International, Inc. (a)	3,225	74
Sanderson Farms, Inc.	1,949	202
Smart & Final Stores, Inc. (a)	15,397	88
SpartanNash Co.	9,388	188
Sprouts Farmers Market, Inc. (a)	10,517	288
SUPERVALU, Inc. (a)	32,195	1,037
TreeHouse Foods, Inc. (a)	1,502	72
United Natural Foods, Inc. (a)	7,578	227
Universal Corp.	6,323	411
USANA Health Sciences, Inc. (a)	1,938	234
Vector Group Ltd.	13,224	182
Village Super Market, Inc. ‘A’	646	18
WD-40 Co.	950	164
Weis Markets, Inc.	2,419	105

		6,864

ENERGY 4.0%
Arch Coal, Inc. ‘A’	480	43
Archrock, Inc.	6,558	80
Basic Energy Services, Inc. (a)	2,752	27
Bristow Group, Inc. (a)	18,040	219
California Resources Corp. (a)	6,857	333
CARBO Ceramics, Inc. (a)	6,373	46
Cloud Peak Energy, Inc. (a)	46,968	108
CNX Resources Corp. (a)	13,845	198
Covia Holdings Corp. (a)	1,963	18
Delek U.S. Holdings, Inc.	6,948	295
Denbury Resources, Inc. (a)	66,450	412
Dorian LPG Ltd. (a)	7,949	63
Dril-Quip, Inc. (a)	3,708	194
Enbridge Energy Management LLC «	58,437	0
EP Energy Corp. ‘A’ (a)	12,303	29
Exterran Corp. (a)	3,672	97
Extraction Oil & Gas, Inc. (a)	1,701	19
Forum Energy Technologies, Inc. (a)	1,814	19
Green Plains, Inc.	4,467	77
Gulfport Energy Corp. (a)	3,192	33
Halcon Resources Corp. (a)	4,010	18
Helix Energy Solutions Group, Inc. (a)	8,944	88
HighPoint Resources Corp. (a)	7,841	38
International Seaways, Inc. (a)	8,998	180
ION Geophysical Corp. (a)	773	12
KLX Energy Services Holdings, Inc. (a)	744	24
Kosmos Energy Ltd. (a)	6,584	62
Matrix Service Co. (a)	2,337	58
McDermott International, Inc. (a)	6,197	114
NACCO Industries, Inc. ‘A’	1,022	33
Navigator Holdings Ltd. (a)	1,652	20
Newpark Resources, Inc. (a)	1,538	16
Oasis Petroleum, Inc. (a)	10,738	152
Oil States International, Inc. (a)	4,940	164
Overseas Shipholding Group, Inc. ‘A’ (a)	35,822	113
Patterson-UTI Energy, Inc.	5,524	95
PBF Energy, Inc. ‘A’	4,134	206
PDC Energy, Inc. (a)	1,635	80
Peabody Energy Corp.	2,808	100
Pioneer Energy Services Corp. (a)	12,627	37
QEP Resources, Inc. (a)	21,450	243
Renewable Energy Group, Inc. (a)	6,879	198
REX American Resources Corp. (a)	477	36
SandRidge Energy, Inc. (a)	7,719	84
SEACOR Holdings, Inc.	2,387	118
SEACOR Marine Holdings, Inc. (a)	3,215	73
SemGroup Corp. ‘A’	2,350	52
SM Energy Co.	5,564	175
Southwestern Energy Co. (a)	11,473	59
SRC Energy, Inc. (a)	1,705	15
Superior Energy Services, Inc. (a)	23,554	229
TETRA Technologies, Inc. (a)	9,025	41
Tidewater, Inc. (a)	7,443	232
Unit Corp. (a)	2,300	60
W&T Offshore, Inc. (a)	17,506	169
World Fuel Services Corp.	8,891	246

		5,950

FINANCIALS 13.0%
Ambac Financial Group, Inc. (a)	20,496	419
American Equity Investment Life Holding Co.	17,772	628
AMERISAFE, Inc.	1,159	72
AmTrust Financial Services, Inc.	8,444	123
Artisan Partners Asset Management, Inc. ‘A’	3,168	103
Associated Banc-Corp.	3,642	95
Axos Financial, Inc. (a)	2,616	90
Banc of California, Inc.	2,743	52
BancFirst Corp.	749	45
Bancorp, Inc. (a)	4,201	40
BancorpSouth Bank	6,767	221
Bank of Hawaii Corp.	3,567	281
BankUnited, Inc.	2,048	72
Banner Corp.	2,305	143
Beneficial Bancorp, Inc.	5,385	91
Berkshire Hills Bancorp, Inc.	2,089	85
Blucora, Inc. (a)	2,930	118
Boston Private Financial Holdings, Inc.	6,124	84
Brookline Bancorp, Inc.	6,800	114
Bryn Mawr Bank Corp.	1,079	51

Camden National Corp.	1,017	44
Cannae Holdings, Inc. (a)	12,024	252
Capitol Federal Financial, Inc.	19,851	253
Cathay General Bancorp	4,785	198
Central Pacific Financial Corp.	2,902	77
Chemical Financial Corp.	781	42
City Holding Co.	1,162	89
CoBiz Financial, Inc.	901	20
Cohen & Steers, Inc.	2,199	89
Columbia Banking System, Inc.	4,090	159
Community Bank System, Inc.	2,998	183
Community Trust Bancorp, Inc.	1,973	91
Cowen, Inc. (a)	7,517	123
Customers Bancorp, Inc. (a)	2,200	52
CVB Financial Corp.	5,279	118
Dime Community Bancshares, Inc.	4,050	72
Donnelley Financial Solutions, Inc. (a)	10,738	192
Eagle Bancorp, Inc. (a)	1,148	58
eHealth, Inc. (a)	1,979	56
Employers Holdings, Inc.	2,099	95
Encore Capital Group, Inc. (a)	2,603	93
Enova International, Inc. (a)	6,151	177
Enterprise Financial Services Corp.	665	35
Evercore, Inc. ‘A’	1,357	136
EZCORP, Inc. ‘A’ (a)	16,262	174
FBL Financial Group, Inc. ‘A’	1,140	86
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	65
Federal Agricultural Mortgage Corp. ‘C’	1,307	94
Federated Investors, Inc. ‘B’	11,653	281
Financial Institutions, Inc.	1,679	53
First Bancorp	1,670	68
First Busey Corp.	2,148	67
First Commonwealth Financial Corp.	5,030	81
First Community Bancshares, Inc.	806	27
First Defiance Financial Corp.	604	18
First Financial Bancorp	5,090	151
First Financial Bankshares, Inc.	806	48
First Financial Corp.	1,856	93
First Hawaiian, Inc.	724	20
First Interstate BancSystem, Inc. ‘A’	2,123	95
First Merchants Corp.	1,988	89
First Midwest Bancorp, Inc.	4,436	118
FirstCash, Inc.	2,119	174
Flagstar Bancorp, Inc. (a)	3,886	122
Flushing Financial Corp.	3,355	82
Fulton Financial Corp.	22,017	367
GAIN Capital Holdings, Inc.	2,464	16
Glacier Bancorp, Inc.	4,107	177
Great Southern Bancorp, Inc.	1,509	84
Great Western Bancorp, Inc.	3,210	135
Green Dot Corp. ‘A’ (a)	1,294	115
Greenhill & Co., Inc.	8,328	219
Hanmi Financial Corp.	1,209	30
HCI Group, Inc.	1,318	58
Heartland Financial USA, Inc.	1,410	82
Hercules Capital, Inc.	7,078	93
Heritage Financial Corp.	1,074	38
Heritage Insurance Holdings, Inc.	3,910	58
Hilltop Holdings, Inc.	4,441	90
HomeStreet, Inc. (a)	2,261	60
HomeTrust Bancshares, Inc. (a)	927	27
Hope Bancorp, Inc.	3,787	61
Horace Mann Educators Corp.	3,745	168
Houlihan Lokey, Inc.	1,803	81
Independent Bank Corp.	686	57
International Bancshares Corp.	4,931	222
INTL FCStone, Inc. (a)	799	39
Investment Technology Group, Inc.	4,628	100
Kearny Financial Corp.	3,768	52
Kemper Corp.	5,048	406
Lakeland Financial Corp.	903	42
LegacyTexas Financial Group, Inc.	950	40
MB Financial, Inc.	1,961	90
MBIA, Inc. (a)	55,998	599
Mercantile Bank Corp.	911	30
Mercury General Corp.	2,493	125
MGIC Investment Corp. (a)	3,632	48
Moelis & Co. ‘A’	313	17
Morningstar, Inc.	860	108
National Bank Holdings Corp. ‘A’	4,041	152
National General Holdings Corp.	728	20
National Western Life Group, Inc. ‘A’	212	68
Navigators Group, Inc.	1,432	99
NBT Bancorp, Inc.	3,628	139
Nelnet, Inc. ‘A’	3,843	220
Northfield Bancorp, Inc.	4,807	77

Northwest Bancshares, Inc.	14,907	258
Ocwen Financial Corp. (a)	52,403	206
Old National Bancorp	13,743	265
Oppenheimer Holdings, Inc. ‘A’	2,927	92
Opus Bank	693	19
Oritani Financial Corp.	7,013	109
Park National Corp.	1,363	144
PHH Corp. (a)	11,169	123
Piper Jaffray Cos.	1,767	135
PRA Group, Inc. (a)	6,287	226
ProAssurance Corp.	8,495	399
Provident Financial Services, Inc.	6,411	157
Radian Group, Inc.	2,209	46
Regional Management Corp. (a)	2,856	82
Renasant Corp.	1,966	81
RLI Corp.	2,385	187
S&T Bancorp, Inc.	2,252	98
Safety Insurance Group, Inc.	1,190	107
Sandy Spring Bancorp, Inc.	1,842	72
Selective Insurance Group, Inc.	3,129	199
Simmons First National Corp. ‘A’	2,793	82
South State Corp.	948	78
State Bank Financial Corp.	1,280	39
Stewart Information Services Corp.	1,393	63
Stifel Financial Corp.	2,164	111
TCF Financial Corp.	9,887	235
Tompkins Financial Corp.	813	66
Towne Bank	3,032	94
TriCo Bancshares	1,103	43
TrustCo Bank Corp.	11,620	99
Trustmark Corp.	6,870	231
UMB Financial Corp.	1,975	140
Union Bankshares Corp.	3,204	123
United Bankshares, Inc.	4,352	158
United Community Banks, Inc.	2,498	70
United Financial Bancorp, Inc.	3,869	65
United Fire Group, Inc.	1,634	83
Universal Insurance Holdings, Inc.	2,538	123
Univest Corp. of Pennsylvania	1,193	32
Valley National Bancorp	13,084	147
Virtus Investment Partners, Inc.	607	69
Waddell & Reed Financial, Inc. ‘A’	30,241	641
Walker & Dunlop, Inc.	2,006	106
Washington Federal, Inc.	12,330	395
Washington Trust Bancorp, Inc.	560	31
Waterstone Financial, Inc.	3,864	66
WesBanco, Inc.	3,306	147
Westamerica Bancorporation	2,052	123
WisdomTree Investments, Inc.	2,469	21
World Acceptance Corp. (a)	2,431	278
WSFS Financial Corp.	1,243	59

		19,369

HEALTH CARE 6.5%
Acadia Healthcare Co., Inc. (a)	9,541	336
Acorda Therapeutics, Inc. (a)	5,789	114
Akorn, Inc. (a)	3,857	50
Allscripts Healthcare Solutions, Inc. (a)	20,349	290
AMAG Pharmaceuticals, Inc. (a)	11,636	233
Amedisys, Inc. (a)	2,734	342
Amicus Therapeutics, Inc. (a)	2,853	34
AMN Healthcare Services, Inc. (a)	2,984	163
Amneal Pharmaceuticals, Inc. (a)	7,545	167
Amphastar Pharmaceuticals, Inc. (a)	1,035	20
AngioDynamics, Inc. (a)	6,249	136
Anika Therapeutics, Inc. (a)	430	18
Assertio Therapeutics, Inc. (a)	15,823	93
Avanos Medical, Inc. (a)	4,656	319
BioScrip, Inc. (a)	22,386	69
Cambrex Corp. (a)	1,524	104
Cantel Medical Corp.	231	21
Capital Senior Living Corp. (a)	2,101	20
Chemed Corp.	440	141
Civitas Solutions, Inc. (a)	3,159	47
Computer Programs & Systems, Inc.	1,992	53
CONMED Corp.	2,856	226
Diplomat Pharmacy, Inc. (a)	2,540	49
Emergent BioSolutions, Inc. (a)	4,053	267
Enanta Pharmaceuticals, Inc. (a)	699	60
Ensign Group, Inc.	3,868	147
Five Prime Therapeutics, Inc. (a)	885	12
Globus Medical, Inc. ‘A’ (a)	1,332	76
Haemonetics Corp. (a)	1,795	206
HMS Holdings Corp. (a)	4,319	142

Horizon Pharma PLC (a)	11,773	231
Insmed, Inc. (a)	840	17
Integer Holdings Corp. (a)	2,927	243
Integra LifeSciences Holdings Corp. (a)	1,023	67
Invacare Corp.	7,631	111
Lannett Co., Inc. (a)	5,112	24
Lantheus Holdings, Inc. (a)	1,162	17
LHC Group, Inc. (a)	2,106	217
Ligand Pharmaceuticals, Inc. (a)	168	46
Luminex Corp.	1,605	49
Magellan Health, Inc. (a)	3,742	270
Medicines Co. (a)	2,478	74
Medidata Solutions, Inc. (a)	278	20
Medpace Holdings, Inc. (a)	523	31
Meridian Bioscience, Inc.	6,167	92
Merit Medical Systems, Inc. (a)	2,853	175
Myriad Genetics, Inc. (a)	17,437	802
National HealthCare Corp.	1,980	149
Natus Medical, Inc. (a)	2,824	101
Neogen Corp. (a)	1,273	91
NextGen Healthcare, Inc. (a)	8,059	162
NuVasive, Inc. (a)	3,269	232
NxStage Medical, Inc. (a)	1,391	39
Omnicell, Inc. (a)	1,076	77
OPKO Health, Inc. (a)	25,800	89
OraSure Technologies, Inc. (a)	1,205	19
Orthofix Medical, Inc. (a)	2,516	145
Owens & Minor, Inc.	28,283	467
PDL BioPharma, Inc. (a)	86,783	228
Penumbra, Inc. (a)	162	24
Portola Pharmaceuticals, Inc. (a)	405	11
Prestige Brands Holdings, Inc. (a)	5,051	191
Providence Service Corp. (a)	1,479	99
Quidel Corp. (a)	1,324	86
Quorum Health Corp. (a)	11,359	67
R1 RCM, Inc. (a)	7,064	72
RadNet, Inc. (a)	7,915	119
Retrophin, Inc. (a)	740	21
Select Medical Holdings Corp. (a)	20,572	379
Spectrum Pharmaceuticals, Inc. (a)	2,474	42
SurModics, Inc. (a)	945	71
Syneos Health, Inc. (a)	885	46
Tivity Health, Inc. (a)	2,462	79
U.S. Physical Therapy, Inc.	823	98
Varex Imaging Corp. (a)	2,248	64

		9,709

INDUSTRIALS 16.7%
AAR Corp.	4,083	196
ABM Industries, Inc.	3,822	123
ACCO Brands Corp.	11,045	125
Actuant Corp. ‘A’	9,873	275
Advanced Disposal Services, Inc. (a)	4,875	132
Advanced Drainage Systems, Inc.	991	31
Aegion Corp. (a)	4,205	107
Aerojet Rocketdyne Holdings, Inc. (a)	645	22
Aerovironment, Inc. (a)	937	105
Air Transport Services Group, Inc. (a)	2,985	64
Aircastle Ltd.	14,175	311
Alamo Group, Inc.	592	54
Albany International Corp. ‘A’	1,386	110
Allegiant Travel Co.	1,633	207
Altra Industrial Motion Corp.	793	33
American Railcar Industries, Inc.	1,570	72
American Woodmark Corp. (a)	456	36
Apogee Enterprises, Inc.	1,711	71
Applied Industrial Technologies, Inc.	3,711	290
ArcBest Corp.	3,839	186
Armstrong Flooring, Inc. (a)	6,893	125
Armstrong World Industries, Inc. (a)	5,810	404
ASGN, Inc. (a)	1,233	97
Astec Industries, Inc.	1,114	56
Astronics Corp. (a)	966	42
Atkore International Group, Inc. (a)	5,611	149
Atlas Air Worldwide Holdings, Inc. (a)	3,459	220
Axon Enterprise, Inc. (a)	308	21
AZZ, Inc.	1,262	64
Babcock & Wilcox Enterprises, Inc. (a)	49,306	51
Barnes Group, Inc.	3,070	218
Beacon Roofing Supply, Inc. (a)	1,755	63
BlueLinx Holdings, Inc. (a)	973	31
BMC Stock Holdings, Inc. (a)	3,678	69
Brady Corp. ‘A’	5,255	230
Briggs & Stratton Corp.	7,892	152

Brink’s Co.	625	44
Builders FirstSource, Inc. (a)	8,808	129
CAI International, Inc. (a)	3,928	90
Casella Waste Systems, Inc. ‘A’ (a)	2,973	92
CBIZ, Inc. (a)	4,698	111
Chart Industries, Inc. (a)	2,347	184
Civeo Corp. (a)	31,007	129
Clean Harbors, Inc. (a)	5,294	379
Columbus McKinnon Corp.	602	24
Comfort Systems USA, Inc.	2,320	131
Continental Building Products, Inc. (a)	1,541	58
Covanta Holding Corp.	18,384	299
Covenant Transportation Group, Inc. ‘A’ (a)	1,343	39
CRA International, Inc.	1,005	50
Cubic Corp.	1,493	109
Deluxe Corp.	5,126	292
Douglas Dynamics, Inc.	1,153	51
Dycom Industries, Inc. (a)	1,361	115
Echo Global Logistics, Inc. (a)	1,343	42
Encore Wire Corp.	1,610	81
EnerSys	3,942	343
Ennis, Inc.	4,778	98
EnPro Industries, Inc.	1,113	81
ESCO Technologies, Inc.	1,393	95
Essendant, Inc.	17,535	225
Esterline Technologies Corp. (a)	3,415	311
Exponent, Inc.	2,563	137
Federal Signal Corp.	4,675	125
Forward Air Corp.	848	61
Franklin Electric Co., Inc.	2,051	97
FTI Consulting, Inc. (a)	5,237	383
GATX Corp.	7,234	626
Generac Holdings, Inc. (a)	7,804	440
Gibraltar Industries, Inc. (a)	1,383	63
Global Brass & Copper Holdings, Inc.	2,685	99
GMS, Inc. (a)	2,744	64
Granite Construction, Inc.	1,757	80
Greenbrier Cos., Inc.	3,936	237
Griffon Corp.	6,134	99
H&E Equipment Services, Inc.	6,299	238
Harsco Corp. (a)	7,160	204
Hawaiian Holdings, Inc.	5,513	221
HC2 Holdings, Inc. (a)	7,548	46
Healthcare Services Group, Inc.	1,018	41
Heartland Express, Inc.	2,687	53
Heidrick & Struggles International, Inc.	4,008	136
Herc Holdings, Inc. (a)	2,665	136
Herman Miller, Inc.	5,982	230
Hillenbrand, Inc.	4,099	214
HNI Corp.	5,936	263
Hub Group, Inc. ‘A’ (a)	1,900	87
Huron Consulting Group, Inc. (a)	2,783	137
Hyster-Yale Materials Handling, Inc.	871	54
ICF International, Inc.	2,715	205
InnerWorkings, Inc. (a)	6,661	53
Insperity, Inc.	2,543	300
Interface, Inc.	5,449	127
JELD-WEN Holding, Inc. (a)	681	17
John Bean Technologies Corp.	559	67
Kadant, Inc.	579	62
Kaman Corp.	2,708	181
KBR, Inc.	6,705	142
Kelly Services, Inc. ‘A’	7,888	190
Kennametal, Inc.	4,278	186
Kforce, Inc.	6,004	226
Kimball International, Inc. ‘B’	691	12
KLX, Inc.	1,862	117
Knoll, Inc.	4,290	101
Korn/Ferry International	4,084	201
Kratos Defense & Security Solutions, Inc. (a)	1,345	20
Lindsay Corp.	1,134	114
LSC Communications, Inc.	14,824	164
Marten Transport Ltd.	3,570	75
Masonite International Corp. (a)	1,551	99
MasTec, Inc. (a)	1,209	54
Matson, Inc.	3,708	147
Matthews International Corp. ‘A’	1,559	78
McGrath RentCorp	2,989	163
Mercury Systems, Inc. (a)	408	23
Meritor, Inc. (a)	5,423	105
Milacron Holdings Corp. (a)	5,698	115
Mobile Mini, Inc.	3,909	171
Moog, Inc. ‘A’	5,201	447
MRC Global, Inc. (a)	10,194	191
MSA Safety, Inc.	2,099	223
Mueller Industries, Inc.	7,616	221

Mueller Water Products, Inc. ‘A’	7,258	84
MYR Group, Inc. (a)	2,074	68
National Presto Industries, Inc.	633	82
Navigant Consulting, Inc.	5,740	132
Navistar International Corp. (a)	425	16
NCI Building Systems, Inc. (a)	1,126	17
NOW, Inc. (a)	4,944	82
Park-Ohio Holdings Corp.	327	13
Primoris Services Corp.	2,285	57
Proto Labs, Inc. (a)	616	100
Quad/Graphics, Inc.	8,041	168
Quanex Building Products Corp.	3,372	61
Raven Industries, Inc.	769	35
RBC Bearings, Inc. (a)	524	79
Regal Beloit Corp.	2,734	225
Resources Connection, Inc.	7,159	119
Rexnord Corp. (a)	10,671	329
Roadrunner Transportation Systems, Inc. (a)	7,087	6
RR Donnelley & Sons Co.	47,887	259
Rush Enterprises, Inc. ‘A’	3,904	153
Saia, Inc. (a)	1,927	147
Scorpio Bulkers, Inc.	2,527	18
Simpson Manufacturing Co., Inc.	3,335	242
SiteOne Landscape Supply, Inc. (a)	2,239	169
SkyWest, Inc.	8,463	498
SP Plus Corp. (a)	518	19
Spirit Airlines, Inc. (a)	5,968	280
SPX Corp. (a)	1,426	47
SPX FLOW, Inc. (a)	5,577	290
Standex International Corp.	799	83
Steelcase, Inc. ‘A’	16,562	306
Sun Hydraulics Corp.	798	44
Sunrun, Inc. (a)	2,887	36
Systemax, Inc.	440	14
Team, Inc. (a)	960	22
Tennant Co.	1,352	103
Terex Corp.	4,826	193
Tetra Tech, Inc.	2,631	180
Textainer Group Holdings Ltd. (a)	8,185	105
Thermon Group Holdings, Inc. (a)	3,120	80
Titan Machinery, Inc. (a)	5,616	87
Trex Co., Inc. (a)	1,412	109
TriMas Corp. (a)	3,080	94
TriNet Group, Inc. (a)	1,592	90
Triumph Group, Inc.	8,419	196
TrueBlue, Inc. (a)	4,412	115
Tutor Perini Corp. (a)	4,380	82
UniFirst Corp.	1,048	182
Univar, Inc. (a)	1,131	35
Universal Forest Products, Inc.	3,150	111
Valmont Industries, Inc.	2,426	336
Vectrus, Inc. (a)	748	23
Veritiv Corp. (a)	4,416	161
Viad Corp.	932	55
Wabash National Corp.	5,738	105
Watts Water Technologies, Inc. ‘A’	2,137	177
Welbilt, Inc. (a)	7,778	162
Werner Enterprises, Inc.	4,224	149
Wesco Aircraft Holdings, Inc. (a)	7,422	83
WESCO International, Inc. (a)	1,256	77
Xerium Technologies, Inc. (a)	1,491	20
YRC Worldwide, Inc. (a)	13,191	118

		24,840

INFORMATION TECHNOLOGY 10.6%
2U, Inc. (a)	230	17
8x8, Inc. (a)	912	19
ACI Worldwide, Inc. (a)	8,249	232
ADTRAN, Inc.	10,667	188
Advanced Energy Industries, Inc. (a)	1,167	60
Ambarella, Inc. (a)	1,026	40
Amkor Technology, Inc. (a)	17,202	127
Anixter International, Inc. (a)	5,056	355
Avid Technology, Inc. (a)	15,430	92
AVX Corp.	5,309	96
Axcelis Technologies, Inc. (a)	800	16
Badger Meter, Inc.	1,251	66
Belden, Inc.	2,820	201
Benchmark Electronics, Inc.	6,776	159
Bottomline Technologies de, Inc. (a)	2,375	173
Brooks Automation, Inc.	3,914	137
Cabot Microelectronics Corp.	2,055	212
CACI International, Inc. ‘A’ (a)	2,381	438
Ciena Corp. (a)	9,271	290

Cirrus Logic, Inc. (a)	3,283	127
Coherent, Inc. (a)	132	23
Cohu, Inc.	955	24
CommVault Systems, Inc. (a)	2,382	167
Comtech Telecommunications Corp.	9,586	348
Convergys Corp.	24,384	579
CoreLogic, Inc. (a)	2,739	135
Cray, Inc. (a)	4,922	106
Cree, Inc. (a)	9,230	350
CSG Systems International, Inc.	3,969	159
CTS Corp.	2,436	84
Diebold Nixdorf, Inc.	8,578	39
Diodes, Inc. (a)	3,687	123
Eastman Kodak Co. (a)	13,691	42
Ebix, Inc.	1,016	80
Electro Scientific Industries, Inc. (a)	2,544	44
Electronics For Imaging, Inc. (a)	4,779	163
Ellie Mae, Inc. (a)	189	18
Envestnet, Inc. (a)	1,413	86
ePlus, Inc. (a)	1,361	126
Everi Holdings, Inc. (a)	4,959	45
ExlService Holdings, Inc. (a)	1,499	99
Extreme Networks, Inc. (a)	5,727	31
FARO Technologies, Inc. (a)	1,787	115
Finisar Corp. (a)	5,065	96
FireEye, Inc. (a)	5,149	88
Fitbit, Inc. ‘A’ (a)	28,663	153
GTT Communications, Inc. (a)	402	17
Harmonic, Inc. (a)	25,364	140
II-VI, Inc. (a)	2,208	104
Infinera Corp. (a)	9,207	67
Insight Enterprises, Inc. (a)	7,505	406
Integrated Device Technology, Inc. (a)	4,262	200
InterDigital, Inc.	2,858	229
Internap Corp. (a)	2,751	35
Itron, Inc. (a)	2,368	152
j2 Global, Inc.	1,605	133
KEMET Corp. (a)	2,768	51
Knowles Corp. (a)	12,357	205
LivePerson, Inc. (a)	1,240	32
LiveRamp Holdings, Inc. (a)	3,988	197
Lumentum Holdings, Inc. (a)	761	46
Manhattan Associates, Inc. (a)	4,082	223
ManTech International Corp. ‘A’	2,922	185
Methode Electronics, Inc.	2,301	83
MicroStrategy, Inc. ‘A’ (a)	918	129
MoneyGram International, Inc. (a)	13,916	74
Monotype Imaging Holdings, Inc.	2,806	57
MTS Systems Corp.	1,693	93
NETGEAR, Inc. (a)	3,127	197
NetScout Systems, Inc. (a)	9,841	248
NIC, Inc.	4,339	64
Novanta, Inc. (a)	1,337	91
OSI Systems, Inc. (a)	1,454	111
Park Electrochemical Corp.	4,036	79
Pegasystems, Inc.	507	32
Perficient, Inc. (a)	3,449	92
Photronics, Inc. (a)	14,133	139
Plantronics, Inc.	4,595	277
Plexus Corp. (a)	3,098	181
Power Integrations, Inc.	1,192	75
Presidio, Inc.	2,679	41
Progress Software Corp.	7,045	249
Qualys, Inc. (a)	711	63
Quantum Corp. (a)	4,729	11
Rambus, Inc. (a)	6,467	71
RealPage, Inc. (a)	791	52
Rogers Corp. (a)	990	146
Rubicon Project, Inc. (a)	6,849	25
Rudolph Technologies, Inc. (a)	1,993	49
Sanmina Corp. (a)	10,389	287
ScanSource, Inc. (a)	4,062	162
Science Applications International Corp.	2,600	210
Semtech Corp. (a)	2,619	146
Silicon Laboratories, Inc. (a)	436	40
Stratasys Ltd. (a)	4,113	95
Sykes Enterprises, Inc. (a)	4,784	146
Synaptics, Inc. (a)	3,684	168
SYNNEX Corp.	219	19
Syntel, Inc. (a)	9,519	390
Tech Data Corp. (a)	4,227	303
TiVo Corp.	20,077	250
TTEC Holdings, Inc.	1,727	45
TTM Technologies, Inc. (a)	8,576	136
Ultra Clean Holdings, Inc. (a)	971	12
Unisys Corp. (a)	25,475	520

Veeco Instruments, Inc. (a)	2,451	25
Verint Systems, Inc. (a)	6,404	321
Versum Materials, Inc.	576	21
ViaSat, Inc. (a)	1,259	81
Viavi Solutions, Inc. (a)	5,927	67
Virtusa Corp. (a)	2,323	125
Vishay Intertechnology, Inc.	18,785	382
Web.com Group, Inc. (a)	5,032	140
Xcerra Corp. (a)	3,635	52
Xperi Corp.	7,166	106
Zendesk, Inc. (a)	410	29

		15,797

MATERIALS 5.1%
A Schulman, Inc. «	1,831	4
AdvanSix, Inc. (a)	3,637	124
AK Steel Holding Corp. (a)	10,395	51
Allegheny Technologies, Inc. (a)	4,251	126
Balchem Corp.	258	29
Boise Cascade Co.	3,393	125
Cabot Corp.	1,056	66
Carpenter Technology Corp.	3,785	223
Clearwater Paper Corp. (a)	6,531	194
Cleveland-Cliffs, Inc. (a)	28,285	358
Commercial Metals Co.	15,510	318
Compass Minerals International, Inc.	2,236	150
Ferro Corp. (a)	2,623	61
Flotek Industries, Inc. (a)	12,883	31
FutureFuel Corp.	3,127	58
GCP Applied Technologies, Inc. (a)	5,350	142
Gold Resource Corp.	2,932	15
Greif, Inc. ‘A’	4,475	240
Haynes International, Inc.	509	18
HB Fuller Co.	3,704	191
Hecla Mining Co.	26,320	73
Ingevity Corp. (a)	1,295	132
Innophos Holdings, Inc.	4,051	180
Innospec, Inc.	1,537	118
Intrepid Potash, Inc. (a)	7,561	27
Kaiser Aluminum Corp.	1,492	163
KapStone Paper and Packaging Corp.	6,900	234
Koppers Holdings, Inc. (a)	1,011	32
Kraton Corp. (a)	1,308	62
Kronos Worldwide, Inc.	1,598	26
Louisiana-Pacific Corp.	1,889	50
LSB Industries, Inc. (a)	2,045	20
Materion Corp.	2,256	137
Minerals Technologies, Inc.	1,751	118
Myers Industries, Inc.	4,231	98
Neenah Paper, Inc.	981	85
Olympic Steel, Inc.	1,132	24
OMNOVA Solutions, Inc. (a)	3,682	36
Owens-Illinois, Inc. (a)	20,722	389
PH Glatfelter Co.	6,565	125
Platform Specialty Products Corp. (a)	22,081	275
PolyOne Corp.	8,945	391
Quaker Chemical Corp.	576	116
Rayonier Advanced Materials, Inc.	5,860	108
Ryerson Holding Corp. (a)	7,883	89
Schnitzer Steel Industries, Inc. ‘A’	1,874	51
Schweitzer-Mauduit International, Inc.	3,376	129
Sensient Technologies Corp.	4,029	308
Silgan Holdings, Inc.	13,652	380
Stepan Co.	1,201	105
Summit Materials, Inc. ‘A’ (a)	4,984	91
SunCoke Energy, Inc. (a)	6,879	80
Tahoe Resources, Inc. (a)	33,496	93
TimkenSteel Corp. (a)	1,763	26
Tredegar Corp.	1,004	22
Trinseo S.A.	2,041	160
Tronox Ltd. ‘A’	10,145	121
Verso Corp. (a)	9,583	323
Warrior Met Coal, Inc.	712	19
Worthington Industries, Inc.	3,282	142

		7,682

REAL ESTATE 0.4%
Alexander & Baldwin, Inc.	4,271	97
HFF, Inc. ‘A’	2,335	99
Kennedy-Wilson Holdings, Inc.	4,802	103
Rafael Holdings, Inc. (a)	1,015	9
Realogy Holdings Corp.	10,877	225
St. Joe Co. (a)	4,189	70

		603

UTILITIES 3.4%
ALLETE, Inc.	1,836	138
American States Water Co.	3,293	201
Atlantic Power Corp. (a)	8,032	18
Avista Corp.	10,649	538
Black Hills Corp.	4,011	233
California Water Service Group	3,793	163
Chesapeake Utilities Corp.	1,128	95
Clearway Energy, Inc.	6,679	128
El Paso Electric Co.	6,293	360
MGE Energy, Inc.	2,717	173
New Jersey Resources Corp.	2,294	106
Northwest Natural Holding Co.	4,471	299
NorthWestern Corp.	7,494	440
ONE Gas, Inc.	2,851	235
Ormat Technologies, Inc.	1,525	82
Otter Tail Corp.	4,577	219
Pattern Energy Group, Inc.	6,436	128
PNM Resources, Inc.	12,473	492
SJW Group	1,722	105
South Jersey Industries, Inc.	5,666	200
Southwest Gas Holdings, Inc.	4,071	322
Spire, Inc.	2,731	201
TerraForm Power, Inc.	7,476	86
Unitil Corp.	2,213	113

		5,075

Total Common Stocks (Cost $100,421)		128,947

REAL ESTATE INVESTMENT TRUSTS 12.9%
UNITED STATES 12.9%
FINANCIALS 2.9%
AG Mortgage Investment Trust, Inc.	6,509	118
Annaly Capital Management, Inc.	6,719	69
Anworth Mortgage Asset Corp.	26,359	122
Apollo Commercial Real Estate Finance, Inc.	7,145	135
Arbor Realty Trust, Inc.	4,145	48
Ares Commercial Real Estate Corp.	5,017	70
ARMOUR Residential REIT, Inc.	1,999	45
Blackstone Mortgage Trust, Inc. ‘A’	6,323	212
Capstead Mortgage Corp.	36,523	289
Chimera Investment Corp.	9,032	164
Dynex Capital, Inc.	21,615	138
Exantas Capital Corp.	11,719	129
Invesco Mortgage Capital, Inc.	23,469	371
Ladder Capital Corp.	9,170	155
MFA Financial, Inc.	75,091	552
New York Mortgage Trust, Inc.	33,229	202
PennyMac Mortgage Investment Trust	22,936	464
Redwood Trust, Inc.	18,230	296
TPG RE Finance Trust, Inc.	1,970	40
Two Harbors Investment Corp.	39,744	593
Western Asset Mortgage Capital Corp.	12,815	128

		4,340

REAL ESTATE 10.0%
Acadia Realty Trust	3,384	95
Alexander’s, Inc.	103	35
American Assets Trust, Inc.	3,290	123
Ashford Hospitality Trust, Inc.	27,467	176
Braemar Hotels & Resorts, Inc.	7,528	89
Brandywine Realty Trust	21,841	343
CareTrust REIT, Inc.	3,577	63
CBL & Associates Properties, Inc.	103,569	413
Cedar Realty Trust, Inc.	18,198	85
Chatham Lodging Trust	4,251	89
Chesapeake Lodging Trust	7,319	235
Columbia Property Trust, Inc.	30,335	717
CorEnergy Infrastructure Trust, Inc.	871	33
CorePoint Lodging, Inc.	4,899	95
Corporate Office Properties Trust	8,056	240
Cousins Properties, Inc.	2,067	18
DDR Corp.	8,950	120
DiamondRock Hospitality Co.	26,007	304
EastGroup Properties, Inc.	1,605	153
Empire State Realty Trust, Inc. ‘A’	5,141	85
Equity Commonwealth (a)	11,528	370

First Industrial Realty Trust, Inc.	3,659	115
Four Corners Property Trust, Inc.	801	21
Franklin Street Properties Corp.	21,002	168
GEO Group, Inc.	14,703	370
Getty Realty Corp.	2,557	73
Gladstone Commercial Corp.	851	16
Global Net Lease, Inc.	6,483	135
Government Properties Income Trust	7,923	89
Gramercy Property Trust	5,156	141
Healthcare Realty Trust, Inc.	3,547	104
Hersha Hospitality Trust	8,959	203
Independence Realty Trust, Inc.	2,128	22
InfraREIT, Inc.	4,057	86
Investors Real Estate Trust	26,249	157
iStar Inc.	7,238	81
Kite Realty Group Trust	11,561	192
LaSalle Hotel Properties	13,237	458
Lexington Realty Trust	32,049	266
Life Storage, Inc.	1,118	106
LTC Properties, Inc.	1,786	79
Mack-Cali Realty Corp.	11,683	248
Monmouth Real Estate Investment Corp.	1,183	20
National Health Investors, Inc.	1,649	125
National Storage Affiliates Trust	795	20
New Senior Investment Group, Inc.	29,598	175
New York REIT, Inc.	2,974	54
NorthStar Realty Europe Corp.	5,315	75
Outfront Media, Inc.	22,071	440
Paramount Group, Inc.	12,797	193
Pebblebrook Hotel Trust	5,456	198
Pennsylvania Real Estate Investment Trust	13,401	127
Physicians Realty Trust	4,991	84
Piedmont Office Realty Trust, Inc. ‘A’	26,666	505
Potlatch Corp.	1,976	81
Preferred Apartment Communities, Inc. ‘A’	4,407	77
PS Business Parks, Inc.	1,083	138
QTS Realty Trust, Inc. ‘A’	1,635	70
Ramco-Gershenson Properties Trust	12,762	174
Retail Opportunity Investments Corp.	5,623	105
Retail Properties of America, Inc. ‘A’	40,576	495
Rexford Industrial Realty, Inc.	1,373	44
RLJ Lodging Trust	20,091	443
Ryman Hospitality Properties, Inc.	2,084	180
Sabra Health Care REIT, Inc.	5,447	126
Saul Centers, Inc.	377	21
Select Income REIT	7,710	169
Seritage Growth Properties ‘A’	2,613	124
Spirit MTA REIT	1,262	15
Spirit Realty Capital, Inc.	23,141	187
STAG Industrial, Inc.	3,320	91
Summit Hotel Properties, Inc.	5,270	71
Sunstone Hotel Investors, Inc.	19,771	323
Tanger Factory Outlet Centers, Inc.	7,398	169
Taubman Centers, Inc.	5,454	326
Terreno Realty Corp.	1,483	56
Tier REIT, Inc.	8,358	201
Uniti Group, Inc.	17,549	354
Urban Edge Properties	3,651	81
Urstadt Biddle Properties, Inc. ‘A’	1,619	34
Washington Prime Group, Inc.	93,238	681
Washington Real Estate Investment Trust	6,408	196
Weingarten Realty Investors	6,886	205
Whitestone REIT	3,001	42
Xenia Hotels & Resorts, Inc.	25,819	612

		14,918

Total Real Estate Investment Trusts (Cost $18,891)		19,258

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $119,889)		148,782

Total Investments 99.8% (Cost $119,889)		$148,782
Other Assets and Liabilities, net 0.2%		289

Net Assets 100.0%		$149,071

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$577	U.S. Treasury Notes 2.750% due 07/31/2023	$(592)	$577	$577

Total Repurchase Agreements						$(592)	$577	$577

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
United States
Communication Services	$5,657	$0	$0	$5,657
Consumer Discretionary	27,401	0	0	27,401
Consumer Staples	6,864	0	0	6,864
Energy	5,950	0	0	5,950
Financials	19,369	0	0	19,369
Health Care	9,709	0	0	9,709
Industrials	24,840	0	0	24,840
Information Technology	15,797	0	0	15,797
Materials	7,678	0	4	7,682
Real Estate	603	0	0	603
Utilities	5,075	0	0	5,075
Real Estate Investment Trusts
United States
Financials	4,340	0	0	4,340
Real Estate	14,918	0	0	14,918
Short-Term Instruments
Repurchase Agreements	0	577	0	577

Total Investments	$148,201	$577	$4	$148,782

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2020 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 39.1% ¤
MUTUAL FUNDS 37.8%
Vanguard Developed Markets Index Fund ‘Admiral’	285,027	$3,962
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	54,189	1,849
Vanguard Institutional Index Fund ‘Institutional’	28,773	7,638
Vanguard Small-Cap Index Fund ‘Admiral’	11,446	891

Total Mutual Funds (Cost $13,665)		14,340

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (b) 1.3%		512

Total Short-Term Instruments (Cost $512)		512

Total Investments in Securities (Cost $14,177)		14,852

INVESTMENTS IN AFFILIATES 56.1%
MUTUAL FUNDS (a) 52.2%
PIMCO Emerging Local Bond Fund	127,558	837
PIMCO High Yield Fund	187,462	1,642
PIMCO Income Fund	420,596	5,001
PIMCO International Bond Fund (U.S. Dollar-Hedged)	168,747	1,812
PIMCO Long Duration Total Return Fund	128,093	1,308
PIMCO Long-Term Credit Bond Fund	115,718	1,310
PIMCO Long-Term Real Return Fund	218,274	1,764
PIMCO Real Return Fund	262,047	2,804
PIMCO Total Return Fund	334,605	3,316

Total Mutual Funds (Cost $20,306)		19,794

SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	149,001	1,473

Total Short-Term Instruments (Cost $1,473)		1,473

Total Investments in Affiliates (Cost $21,779)		21,267

Total Investments 95.2% (Cost $35,956)		$36,119
Financial Derivative Instruments (c)(d) 0.1% (Cost or Premiums, net $112)		41
Other Assets and Liabilities, net 4.7%		1,794

Net Assets 100.0%		$37,954

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$512	U.S. Treasury Notes 2.750% due 07/31/2023	$(522)	$512	$512

Total Repurchase Agreements						$(522)	$512	$512

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,250.000	12/21/2018	6	$600	$19	$2
Put - CBOE S&P 500	2,400.000	12/21/2018	6	600	28	3
Put - CBOE S&P 500	2,000.000	03/15/2019	5	500	18	3
Put - CBOE S&P 500	2,175.000	03/15/2019	4	400	22	3
Put - CBOE S&P 500	2,175.000	06/21/2019	6	600	20	11
Put - CBOE S&P 500	2,325.000	06/21/2019	6	600	30	16

Total Purchased Options					$137	$38

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,975.000	12/21/2018	6	$600	$(9)	$(1)
Put - CBOE S&P 500	1,725.000	03/15/2019	4	400	(6)	(1)
Put - CBOE S&P 500	1,900.000	06/21/2019	6	600	(10)	(5)

Total Written Options					$(25)	$(7)

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	67	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$684	$0	$(15)	$0	$(15)
	Receive	DWRTFT Index	39	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	390	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	3,582	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	608	0	23	23	0
JPM	Receive	BCOMTR Index	523	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	89	0	3	3	0

Total Swap Agreements								$0	$10	$26	$(16)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$14,340	$0	$0	$14,340
Short-Term Instruments
Repurchase Agreements	0	512	0	512
	$14,340	$512	$0	$14,852

Investments in Affiliates, at Value
Mutual Funds	19,794	0	0	19,794
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,473	0	0	1,473
	$21,267	$0	$0	$21,267

Total Investments	$35,607	$512	$0	$36,119

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	38	0	38
Over the counter	0	26	0	26
	$0	$64	$0	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(16)	0	(16)

	$0	$(23)	$0	$(23)

Total Financial Derivative Instruments	$0	$41	$0	$41

Totals	$35,607	$553	$0	$36,160

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2025 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 48.0% ¤
MUTUAL FUNDS 48.0%
Vanguard Developed Markets Index Fund ‘Admiral’	385,605	$5,360
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	72,485	2,473
Vanguard Institutional Index Fund ‘Institutional’	38,803	10,301
Vanguard Small-Cap Index Fund ‘Admiral’	15,423	1,201

Total Mutual Funds (Cost $18,540)		19,335

Total Investments in Securities (Cost $18,540)		19,335

INVESTMENTS IN AFFILIATES 49.6%
MUTUAL FUNDS (a) 44.1%
PIMCO Emerging Local Bond Fund	110,932	728
PIMCO High Yield Fund	167,206	1,465
PIMCO Income Fund	318,608	3,788
PIMCO International Bond Fund (U.S. Dollar-Hedged)	117,302	1,260
PIMCO Long Duration Total Return Fund	183,312	1,872
PIMCO Long-Term Credit Bond Fund	166,765	1,888
PIMCO Long-Term Real Return Fund	311,103	2,514
PIMCO Real Return Fund	182,019	1,947
PIMCO Total Return Fund	232,723	2,306

Total Mutual Funds (Cost $18,360)		17,768

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	225,570	2,230

Total Short-Term Instruments (Cost $2,230)		2,230

Total Investments in Affiliates (Cost $20,589)		19,998

Total Investments 97.6% (Cost $39,130)		$39,333
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $129)		41
Other Assets and Liabilities, net 2. 3%		930

Net Assets 100.0%		$40,304

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,250.000	12/21/2018	7	$700	$23	$3
Put - CBOE S&P 500	2,400.000	12/21/2018	7	700	33	4
Put - CBOE S&P 500	2,000.000	03/15/2019	6	600	21	3
Put - CBOE S&P 500	2,175.000	03/15/2019	5	500	27	4
Put - CBOE S&P 500	2,175.000	06/21/2019	6	600	20	11
Put - CBOE S&P 500	2,325.000	06/21/2019	7	700	35	18

Total Purchased Options					$159	$43

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,975.000	12/21/2018	7	$700	$(10)	$(1)
Put - CBOE S&P 500	1,725.000	03/15/2019	5	500	(8)	(1)
Put - CBOE S&P 500	1,900.000	06/21/2019	7	700	(12)	(6)

Total Written Options					$(30)	$(8)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	92	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$939	$0	$(20)	$0	$(20)
	Receive	DWRTFT Index	56	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	559	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	4,296	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	730	0	27	27	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	7	0	0	0	0

Total Swap Agreements								$0	$6	$27	$(21)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$19,335	$0	$0	$19,335
	$19,335	$0	$0	$19,335

Investments in Affiliates, at Value
Mutual Funds	17,768	0	0	17,768
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,230	0	0	2,230

	$19,998	$0	$0	$19,998

Total Investments	$39,333	$0	$0	$39,333

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	43	0	43
Over the counter	0	27	0	27
	$0	$70	$0	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(21)	0	(21)

	$0	$(29)	$0	$(29)

Total Financial Derivative Instruments	$0	$41	$0	$41

Totals	$39,333	$41	$0	$39,374

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2030 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 51.4% ¤
MUTUAL FUNDS 50.8%
Vanguard Developed Markets Index Fund ‘Institutional’	559,570	$7,789
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	105,289	3,593
Vanguard Institutional Index Fund ‘Institutional’	56,389	14,969
Vanguard Small-Cap Index Fund ‘Admiral’	21,926	1,707

Total Mutual Funds (Cost $26,688)		28,058

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		347

Total Short-Term Instruments (Cost $347)		347

Total Investments in Securities (Cost $27,035)		28,405

INVESTMENTS IN AFFILIATES 37.5%
MUTUAL FUNDS (a) 32.3%
PIMCO Emerging Local Bond Fund	110,964	728
PIMCO High Yield Fund	172,281	1,509
PIMCO Income Fund	303,244	3,606
PIMCO International Bond Fund (U.S. Dollar-Hedged)	105,859	1,137
PIMCO Long Duration Total Return Fund	205,739	2,101
PIMCO Long-Term Credit Bond Fund	187,172	2,119
PIMCO Long-Term Real Return Fund	349,575	2,825
PIMCO Real Return Fund	164,392	1,759
PIMCO Total Return Fund	210,032	2,080

Total Mutual Funds (Cost $18,364)		17,864

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	288,630	2,854

Total Short-Term Instruments (Cost $2,853)		2,854

Total Investments in Affiliates (Cost $21,217)		20,718

Total Investments 88.9% (Cost $48,252)		$49,123
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		2
Other Assets and Liabilities, net 11.1%		6,156

Net Assets 100.0%		$55,281

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$347	U.S. Treasury Notes 2.750% due 07/31/2023	$(358)	$347	$347

Total Repurchase Agreements						$(358)	$347	$347

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	147	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$1,500	$0	$(32)	$0	$(32)
	Receive	DWRTFT Index	69	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	689	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	4,727	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	803	0	30	30	0
JPM	Receive	BCOMTR Index	807	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	137	0	5	5	0

Total Swap Agreements								$0	$2	$35	$(33)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$28,058	$0	$0	$28,058
Short-Term Instruments
Repurchase Agreements	0	347	0	347
	$28,058	$347	$0	$28,405
Investments in Affiliates, at Value
Mutual Funds	17,864	0	0	17,864
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,854	0	0	2,854

	$20,718	$0	$0	$20,718

Total Investments	$48,776	$347	$0	$49,123

Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$2	$0	$2

Totals	$48,776	$349	$0	$49,125

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2035 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 64.9% ¤
MUTUAL FUNDS 64.5%
Vanguard Developed Markets Index Fund ‘Institutional’	589,297	$8,203
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	110,777	3,780
Vanguard Institutional Index Fund ‘Institutional’	59,384	15,765
Vanguard Small-Cap Index Fund ‘Admiral’	23,605	1,837

Total Mutual Funds (Cost $28,005)		29,585

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		163

Total Short-Term Instruments (Cost $163)		163

Total Investments in Securities (Cost $28,168)		29,748

INVESTMENTS IN AFFILIATES 34.2%
MUTUAL FUNDS (a) 27.3%
PIMCO Emerging Local Bond Fund	91,878	603
PIMCO High Yield Fund	133,860	1,172
PIMCO Income Fund	223,807	2,661
PIMCO International Bond Fund (U.S. Dollar-Hedged)	70,550	758
PIMCO Long Duration Total Return Fund	139,051	1,420
PIMCO Long-Term Credit Bond Fund	124,757	1,412
PIMCO Long-Term Real Return Fund	228,707	1,848
PIMCO Real Return Fund	114,718	1,228
PIMCO Total Return Fund	145,413	1,441

Total Mutual Funds (Cost $12,895)		12,543

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	319,125	3,155

Total Short-Term Instruments (Cost $3,154)		3,155

Total Investments in Affiliates (Cost $16,049)		15,698

Total Investments 99.1% (Cost $44,217)		$45,446
Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $2)		(2)
Other Assets and Liabilities, net 0.9%		407

Net Assets 100.0%		$45,851

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$163	U.S. Treasury Notes 2.750% due 07/31/2023	$(169)	$163	$163

Total Repurchase Agreements						$(169)	$163	$163

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	155	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$1,582	$0	$(34)	$0	$(34)
	Receive	DWRTFT Index	72	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	719	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	4,916	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	835	2	29	31	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	57	0	2	2	0

Total Swap Agreements								$2	$(4)	$33	$(35)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$29,585	$0	$0	$29,585
Short-Term Instruments
Repurchase Agreements	0	163	0	163
	$29,585	$163	$0	$29,748
Investments in Affiliates, at Value
Mutual Funds	12,543	0	0	12,543
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,155	0	0	3,155

	$15,698	$0	$0	$15,698

Total Investments	$45,283	$163	$0	$45,446

Financial Derivative Instruments - Assets
Over the counter	$0	$33	$0	$33

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(35)	$0	$(35)

Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Totals	$45,283	$161	$0	$45,444

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2040 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 64.2% ¤
MUTUAL FUNDS 63.2%
Vanguard Developed Markets Index Fund ‘Institutional’	706,968	$9,841
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	132,858	4,533
Vanguard Institutional Index Fund ‘Institutional’	71,242	18,913
Vanguard Small-Cap Index Fund ‘Admiral’	28,321	2,205

Total Mutual Funds (Cost $33,636)		35,492

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (b) 1.0%		534

Total Short-Term Instruments (Cost $534)		534

Total Investments in Securities (Cost $34,170)		36,026

INVESTMENTS IN AFFILIATES 23.6%
MUTUAL FUNDS (a) 18.0%
PIMCO Emerging Local Bond Fund	81,513	535
PIMCO High Yield Fund	119,356	1,045
PIMCO Income Fund	188,896	2,246
PIMCO International Bond Fund (U.S. Dollar-Hedged)	56,200	604
PIMCO Long Duration Total Return Fund	104,767	1,070
PIMCO Long-Term Credit Bond Fund	93,968	1,064
PIMCO Long-Term Real Return Fund	172,175	1,390
PIMCO Real Return Fund	89,234	955
PIMCO Total Return Fund	117,184	1,161

Total Mutual Funds (Cost $10,374)		10,070

SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	320,168	3,166

Total Short-Term Instruments (Cost $3,164)		3,166

Total Investments in Affiliates (Cost $13,538)		13,236

Total Investments 87.8% (Cost $47,708)		$49,262
Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(6)
Other Assets and Liabilities, net 12.2%		6,877

Net Assets 100.0%		$56,133

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$534	U.S. Treasury Notes 2.750% due 07/31/2023	$(547)	$534	$534

Total Repurchase Agreements						$(547)	$534	$534

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	198	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$2,017	$0	$(40)	$0	$(40)
	Receive	DWRTFT Index	74	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	740	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	5,509	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	936	0	35	35	0
JPM	Receive	BCOMTR Index	48	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	8	0	0	0	0

Total Swap Agreements								$0	$(6)	$35	$(41)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$35,492	$0	$0	$35,492
Short-Term Instruments
Repurchase Agreements	0	534	0	534
	$35,492	$534	$0	$36,026
Investments in Affiliates, at Value
Mutual Funds	10,070	0	0	10,070
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,166	0	0	3,166

	$13,236	$0	$0	$13,236

Total Investments	$48,728	$534	$0	$49,262

Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(41)	$0	$(41)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$48,728	$528	$0	$49,256

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2045 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.9% ¤
MUTUAL FUNDS 76.5%
Vanguard Developed Markets Index Fund ‘Institutional’	964,618	$13,428
Vanguard Emerging Markets Stock Index Fund ‘Institutional’	240,513	6,241
Vanguard Institutional Index Fund ‘Institutional’	97,205	25,805
Vanguard Small-Cap Index Fund ‘Admiral’	38,643	3,009

Total Mutual Funds (Cost $45,957)		48,483

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		258

Total Short-Term Instruments (Cost $258)		258

Total Investments in Securities (Cost $46,215)		48,741

INVESTMENTS IN AFFILIATES 22.2%
MUTUAL FUNDS (a) 14.5%
PIMCO Emerging Local Bond Fund	76,282	500
PIMCO High Yield Fund	110,903	972
PIMCO Income Fund	164,492	1,956
PIMCO International Bond Fund (U.S. Dollar-Hedged)	51,620	554
PIMCO Long Duration Total Return Fund	100,793	1,029
PIMCO Long-Term Credit Bond Fund	91,062	1,031
PIMCO Long-Term Real Return Fund	166,934	1,349
PIMCO Real Return Fund	78,510	840
PIMCO Total Return Fund	101,723	1,008

Total Mutual Funds (Cost $9,542)		9,239

SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	494,398	4,888

Total Short-Term Instruments (Cost $4,887)		4,888

Total Investments in Affiliates (Cost $14,429)		14,127

Total Investments 99.1% (Cost $60,644)		$62,868
Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(13)
Other Assets and Liabilities, net 0.9%		585

Net Assets 100.0%		$63,440

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$258	U.S. Treasury Notes 2.750% due 07/31/2023	$(264)	$258	$258

Total Repurchase Agreements						$(264)	$258	$258

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	269	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$2,742	$0	$(56)	$0	$(56)
	Receive	DWRTFT Index	103	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	1,029	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	6,978	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	1,185	0	44	44	0

Total Swap Agreements								$0	$(13)	$44	$(57)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$48,483	$0	$0	$48,483
Short-Term Instruments
Repurchase Agreements	0	258	0	258
	$48,483	$258	$0	$48,741
Investments in Affiliates, at Value
Mutual Funds	9,239	0	0	9,239
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,888	0	0	4,888

	$14,127	$0	$0	$14,127

Total Investments	$62,610	$258	$0	$62,868

Financial Derivative Instruments - Assets
Over the counter	$0	$44	$0	$44

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(57)	$0	$(57)

Total Financial Derivative Instruments	$0	$(13)	$0	$(13)

Totals	$62,610	$245	$0	$62,855

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2050 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.0% ¤
MUTUAL FUNDS 78.4%
Vanguard Developed Markets Index Fund ‘Institutional’	1,204,598	$16,768
Vanguard Emerging Markets Stock Index Fund ‘Institutional’	300,336	7,794
Vanguard Institutional Index Fund ‘Institutional’	121,384	32,223
Vanguard Small-Cap Index Fund ‘Admiral’	47,356	3,687

Total Mutual Funds (Cost $57,322)		60,472

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		490

Total Short-Term Instruments (Cost $490)		490

Total Investments in Securities (Cost $57,812)		60,962

INVESTMENTS IN AFFILIATES 19.4%
MUTUAL FUNDS (a) 11.6%
PIMCO Emerging Local Bond Fund	69,549	456
PIMCO High Yield Fund	103,656	908
PIMCO Income Fund	149,136	1,773
PIMCO International Bond Fund (U.S. Dollar-Hedged)	41,412	445
PIMCO Long Duration Total Return Fund	111,788	1,141
PIMCO Long-Term Credit Bond Fund	100,432	1,137
PIMCO Long-Term Real Return Fund	177,667	1,436
PIMCO Real Return Fund	69,580	744
PIMCO Total Return Fund	86,632	859

Total Mutual Funds (Cost $9,183)		8,899

SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	608,026	6,012

Total Short-Term Instruments (Cost $6,010)		6,012

Total Investments in Affiliates (Cost $15,193)		14,911

Total Investments 98.4% (Cost $73,005)		$75,873
Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(15)
Other Assets and Liabilities, net 1.6%		1,250

Net Assets 100.0%		$77,108

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$490	U.S. Treasury Notes 2.750% due 07/31/2023	$(502)	$490	$490

Total Repurchase Agreements						$(502)	$490	$490

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	332	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$3,383	$0	$(69)	$0	$(69)
	Receive	DWRTFT Index	132	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	1,319	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	8,665	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	1,472	0	55	55	0

Total Swap Agreements								$0	$(15)	$55	$(70)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$60,472	$0	$0	$60,472
Short-Term Instruments
Repurchase Agreements	0	490	0	490
	$60,472	$490	$0	$60,962

Investments in Affiliates, at Value
Mutual Funds	8,899	0	0	8,899
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,012	0	0	6,012

	$14,911	$0	$0	$14,911

Total Investments	$75,383	$490	$0	$75,873

Financial Derivative Instruments - Assets
Over the counter	$0	$55	$0	$55

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(70)	$0	$(70)

Total Financial Derivative Instruments	$0	$(15)	$0	$(15)

Totals	$75,383	$475	$0	$75,858

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2055 Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.9% ¤
MUTUAL FUNDS 78.9%
Vanguard Developed Markets Index Fund ‘Admiral’	268,573	$3,733
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	50,384	1,719
Vanguard Institutional Index Fund ‘Institutional’	27,026	7,175
Vanguard Small-Cap Index Fund ‘Admiral’	10,743	836

Total Mutual Funds (Cost $12,756)		13,463

Total Investments in Securities (Cost $12,756)		13,463

INVESTMENTS IN AFFILIATES 19.8%
MUTUAL FUNDS (a) 11.5%
PIMCO Emerging Local Bond Fund	14,221	93
PIMCO High Yield Fund	21,967	192
PIMCO Income Fund	33,362	397
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,649	93
PIMCO Long Duration Total Return Fund	24,893	254
PIMCO Long-Term Credit Bond Fund	22,455	254
PIMCO Long-Term Real Return Fund	40,674	329
PIMCO Real Return Fund	15,060	161
PIMCO Total Return Fund	18,781	186

Total Mutual Funds (Cost $2,008)		1,959

SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	143,876	1,423

Total Short-Term Instruments (Cost $1,422)		1,423

Total Investments in Affiliates (Cost $3,430)		3,382

Total Investments 98.7% (Cost $16,186)		$16,845
Other Assets and Liabilities, net 1.3%		225

Net Assets 100.0%		$17,070

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	56	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$570	$0	$(11)	$0	$(11)
	Receive	DWRTFT Index	47	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	470	0	(1)	0	(1)
CBK	Receive	BCOMTR Index	1,696	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	288	0	11	11	0
JPM	Receive	BCOMTR Index	194	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	33	0	1	1	0

Total Swap Agreements								$0	$0	$12	$(12)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$13,463	$0	$0	$13,463
	$13,463	$0	$0	$13,463

Investments in Affiliates, at Value
Mutual Funds	1,959	0	0	1,959
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,423	0	0	1,423

	$3,382	$0	$0	$3,382

Total Investments	$16,845	$0	$0	$16,845

Financial Derivative Instruments - Assets
Over the counter	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$0	$0	$0

Totals	$16,845	$0	$0	$16,845

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 34.1% ¤
MUTUAL FUNDS 33.5%
Vanguard 500 Index Fund ‘Admiral’	21,473	$5,778
Vanguard Developed Markets Index Fund ‘Admiral’	216,301	3,006
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	40,643	1,387
Vanguard Small-Cap Index Fund ‘Admiral’	8,465	659

Total Mutual Funds (Cost $9,942)		10,830

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		202

Total Short-Term Instruments (Cost $202)		202

Total Investments in Securities (Cost $10,144)		11,032

INVESTMENTS IN AFFILIATES 59.8%
MUTUAL FUNDS (a) 56.0%
PIMCO Emerging Local Bond Fund	118,017	774
PIMCO High Yield Fund	173,625	1,521
PIMCO Income Fund	408,679	4,859
PIMCO International Bond Fund (U.S. Dollar-Hedged)	168,490	1,810
PIMCO Long Duration Total Return Fund	88,175	900
PIMCO Long-Term Credit Bond Fund	80,208	908
PIMCO Long-Term Real Return Fund	147,246	1,190
PIMCO Real Return Fund	261,570	2,799
PIMCO Total Return Fund	334,264	3,312

Total Mutual Funds (Cost $18,552)		18,073

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	123,747	1,224

Total Short-Term Instruments (Cost $1,224)		1,224

Total Investments in Affiliates (Cost $19,776)		19,297

Total Investments 93.9% (Cost $29,920)		$30,329
Financial Derivative Instruments (c)(d) 0.1% (Cost or Premiums, net $97)		40
Other Assets and Liabilities, net 6.0%		1,932

Net Assets 100.0%		$32,301

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$202	U.S. Treasury Notes 2.750% due 07/31/2023	$(209)	$202	$202

Total Repurchase Agreements						$(209)	$202	$202

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,250.000	12/21/2018	5	$1	$16	$2
Put - CBOE S&P 500	2,400.000	12/21/2018	5	1	23	3
Put - CBOE S&P 500	2,000.000	03/15/2019	4	0	14	2
Put - CBOE S&P 500	2,175.000	03/15/2019	4	0	22	3
Put - CBOE S&P 500	2,175.000	06/21/2019	5	1	17	9
Put - CBOE S&P 500	2,325.000	06/21/2019	5	0	25	13

Total Purchased Options					$117	$32

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,975.000	12/21/2018	5	$1	$(7)	$(1)
Put - CBOE S&P 500	1,725.000	03/15/2019	4	0	(7)	(1)
Put - CBOE S&P 500	1,900.000	06/21/2019	5	0	(8)	(4)

Total Written Options					$(22)	$(6)

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	43	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$437	$0	$(8)	$0	$(8)
	Receive	DWRTFT Index	40	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	400	0	0	0	0
CBK	Receive	BCOMTR Index	3,359	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	570	2	19	21	0
JPM	Receive	BCOMTR Index	154	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	26	0	1	1	0

Total Swap Agreements								$2	$12	$22	$(8)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Mutual Funds	$10,830	$0	$0	$10,830
Short-Term Instruments
Repurchase Agreements	0	202	0	202
	$10,830	$202	$0	$11,032

Investments in Affiliates, at Value
Mutual Funds	18,073	0	0	18,073
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,224	0	0	1,224

	$19,297	$0	$0	$19,297

Total Investments	$30,127	$202	$0	$30,329

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	32	0	32
Over the counter	0	22	0	22
	$0	$54	$0	$54

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(8)	0	(8)

	$0	$(14)	$0	$(14)

Total Financial Derivative Instruments	$0	$40	$0	$40

Totals	$30,127	$242	$0	$30,369

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.9% ¤
COMMON STOCKS 88.4%
BRAZIL 6.4%
CONSUMER DISCRETIONARY 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	32,500	$86
Grendene S.A.	10,800	18
Kroton Educacional S.A.	29,000	82
Lojas Renner S.A.	42,100	323
Via Varejo S.A.	29,100	108

		617

CONSUMER STAPLES 1.0%
Ambev S.A. ADR	312,864	1,430
BRF S.A. (a)	84,800	461
JBS S.A.	620,200	1,441
M Dias Branco S.A.	7,600	74
Natura Cosmeticos S.A.	34,800	245
Raia Drogasil S.A.	9,100	163

		3,814

ENERGY 1.2%
Cosan S.A. Industria e Comercio	2,300	19
Petroleo Brasileiro S.A. SP - ADR	327,448	3,952
Ultrapar Participacoes S.A.	53,800	497

		4,468

FINANCIALS 0.4%
B3 S.A. - Brasil Bolsa Balcao	43,100	250
Banco BTG Pactual S.A.	10,100	53
Banco do Brasil S.A.	97,000	708
Banco Santander Brasil S.A. ADR	15,340	135
BB Seguridade Participacoes S.A.	22,800	136
Porto Seguro S.A.	7,500	110
Sul America S.A.	4,700	30

		1,422

HEALTH CARE 0.0%
Hypermarcas S.A.	17,200	121

INDUSTRIALS 0.2%
CCR S.A.	23,900	50
Embraer S.A. SP - ADR	18,631	365
WEG S.A.	97,630	478

		893

INFORMATION TECHNOLOGY 0.0%
Cielo S.A.	13,000	39

MATERIALS 3.1%
Cia Siderurgica Nacional S.A.	161,600	374
Fibria Celulose S.A.	33,300	622
Klabin S.A.	37,000	182
Vale S.A. SP - ADR	678,080	10,063

		11,241

UTILITIES 0.3%
AES Tiete Energia S.A.	58,100	137
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,324	43
Cia de Saneamento de Minas Gerais-COPASA	6,300	61
Energisa S.A.	15,000	114
Engie Brasil Energia S.A.	30,100	264
Light S.A.	31,900	101
Transmissora Alianca de Energia Eletrica S.A.	37,900	188

		908

Total Brazil		23,523

CHILE 1.7%
COMMUNICATION SERVICES 0.1%
Empresa Nacional de Telecomunicaciones S.A.	16,984	144

CONSUMER DISCRETIONARY 0.1%
SACI Falabella	56,837	462

CONSUMER STAPLES 0.4%
Cencosud S.A.	230,964	549
Cia Cervecerias Unidas S.A. SP - ADR	33,318	930

		1,479

ENERGY 0.2%
Empresas COPEC S.A.	39,154	604

FINANCIALS 0.3%
Banco de Chile	3,480,788	533
Banco de Credito e Inversiones	2,975	198
Banco Santander Chile ADR	7,162	229
Itau CorpBanca	18,982,987	195
Sociedad Matriz del Banco de Chile S.A. ‘B’	133,794	66

		1,221

INDUSTRIALS 0.1%
Cia Sud Americana de Vapores S.A. (a)	2,467,126	79
Latam Airlines Group S.A.	18,222	173

		252

MATERIALS 0.2%
CAP S.A.	11,557	116
Empresas CMPC S.A.	127,743	515
Sociedad Quimica y Minera de Chile S.A. SP - ADR	3,856	176

		807

UTILITIES 0.3%
AES Gener S.A.	448,188	129
Aguas Andinas S.A. ‘A’	412,518	229
Colbun S.A.	701,668	151
Enel Americas S.A.	2,764,951	425
Enel Chile S.A.	2,055,490	206
Engie Energia Chile S.A.	44,183	86

		1,226

Total Chile		6,195

CHINA 11.5%
COMMUNICATION SERVICES 1.4%
China Communications Services Corp. Ltd. ‘H’	550,000	507
China Telecom Corp. Ltd. ‘H’	1,728,000	859
Tencent Holdings Ltd.	91,900	3,752

		5,118

CONSUMER DISCRETIONARY 0.6%
ANTA Sports Products Ltd.	98,000	468
GOME Retail Holdings Ltd.	1,572,000	161
Great Wall Motor Co. Ltd. ‘H’	244,500	155
Shenzhou International Group Holdings Ltd.	90,000	1,155
Yum China Holdings, Inc.	8,990	316
Zhongsheng Group Holdings Ltd.	24,500	59

		2,314

CONSUMER STAPLES 0.9%
Dali Foods Group Co. Ltd.	251,000	180
Hengan International Group Co. Ltd.	126,500	1,163
Tingyi Cayman Islands Holding Corp.	356,000	654
Tsingtao Brewery Co. Ltd. ‘H’	42,000	197

Uni-President China Holdings Ltd.	215,000	229
Want Want China Holdings Ltd.	1,102,000	927

		3,350

ENERGY 3.3%
China Oilfield Services Ltd. ‘H’	76,000	83
China Petroleum & Chemical Corp. ‘H’	6,992,000	7,025
CNOOC Ltd.	2,216,000	4,388
PetroChina Co. Ltd. ‘H’	820,000	664
Yanzhou Coal Mining Co. Ltd. ‘H’	78,000	90

		12,250

FINANCIALS 1.7%
Agricultural Bank of China Ltd. ‘H’	707,000	347
Bank of Communications Co. Ltd. ‘H’	40,000	30
China CITIC Bank Corp. Ltd. ‘H’	110,000	70
China Construction Bank Corp. ‘H’	3,065,000	2,679
China Galaxy Securities Co. Ltd.	47,500	22
China Huarong Asset Management Co. Ltd. ‘H’	204,000	38
China Merchants Bank Co. Ltd. ‘H’	162,000	655
China Reinsurance Group Corp. ‘H’	743,000	147
GF Securities Co. Ltd.	17,634	23
Guotai Junan Securities Co. Ltd.	18,200	37
Huatai Securities Co. Ltd. (a)	16,063	23
Ping An Insurance Group Co. of China Ltd. ‘H’	190,000	1,925
Postal Savings Bank of China Co. Ltd. ‘H’	247,000	155

		6,151

HEALTH CARE 0.4%
China Resources Pharmaceutical Group Ltd.	139,000	220
CSPC Pharmaceutical Group Ltd.	262,000	554
Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	79
Shanghai Fosun Pharmaceutical Group Co. Ltd.	27,500	108
Shanghai Pharmaceuticals Holding Co. Ltd.	12,200	30
Sihuan Pharmaceutical Holdings Group Ltd.	248,000	51
Sinopharm Group Co. Ltd.	77,600	380

		1,422

INDUSTRIALS 0.5%
Air China Ltd. ‘H’	60,000	58
AviChina Industry & Technology Co. Ltd.	108,000	71
Beijing Capital International Airport Co. Ltd. ‘H’	36,000	44
China Southern Airlines Co. Ltd. ‘H’	248,000	158
COSCO SHIPPING Energy Transportation Co. Ltd. ‘H’	74,000	37
Harbin Electric Co. Ltd. ‘H’	128,000	40
Jiangsu Expressway Co. Ltd. ‘H’	176,000	226
Sinopec Engineering Group Co. Ltd. ‘H’	147,000	168
Sinotrans Ltd. ‘H’	278,000	113
Sinotruk Hong Kong Ltd.	75,000	163
Yangzijiang Shipbuilding Holdings Ltd.	258,000	234
Zhejiang Expressway Co. Ltd. ‘H’	120,000	100
Zhuzhou CRRC Times Electric Co. Ltd.	10,200	58
ZTO Express Cayman, Inc. ADR	29,723	492

		1,962

INFORMATION TECHNOLOGY 0.4%
AAC Technologies Holdings, Inc.	14,000	145
AVIC International Holdings Ltd.	64,000	34
FIH Mobile Ltd.	954,000	109
Legend Holdings Corp. ‘H’	75,000	229
Lenovo Group Ltd.	1,246,000	908
Semiconductor Manufacturing International Corp. (a)	85,500	92

		1,517

MATERIALS 0.8%
Anhui Conch Cement Co. Ltd. ‘H’	65,500	393
China BlueChemical Ltd. ‘H’	350,000	142
China Hongqiao Group Ltd.	43,500	29
China National Building Material Co. Ltd. ‘H’	1,424,000	1,263
China Oriental Group Co. Ltd.	244,000	197
Jiangxi Copper Co. Ltd. ‘H’	356,000	414
Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	606,000	369
Zijin Mining Group Co. Ltd.	252,000	97

		2,904

REAL ESTATE 0.8%
Agile Group Holdings Ltd.	544,000	771
China Evergrande Group	28,000	78
China Vanke Co. Ltd. ‘H’	43,800	144
CIFI Holdings Group Co. Ltd.	200,000	92
Future Land Development Holdings Ltd.	80,000	52
Greentown China Holdings Ltd.	76,500	71
Guangzhou R&F Properties Co. Ltd. ‘H’	135,600	249
Kaisa Group Holdings Ltd.	599,000	192
KWG Property Holding Ltd.	119,000	109
Logan Property Holdings Co. Ltd.	72,000	81
Longfor Properties Co. Ltd.	75,000	193
Powerlong Real Estate Holdings Ltd.	207,000	88
Red Star Macalline Group Corp. Ltd. ‘H’	32,821	32
Shui On Land Ltd.	797,000	185
Sino-Ocean Group Holding Ltd.	419,500	185
SOHO China Ltd.	623,000	242

		2,764

UTILITIES 0.7%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	406,000	82
CGN Power Co. Ltd. ‘H’	1,020,000	242
China Longyuan Power Group Corp. Ltd. ‘H’	178,000	150
Datang International Power Generation Co. Ltd. ‘H’	298,000	76
ENN Energy Holdings Ltd.	122,000	1,061
Huadian Fuxin Energy Corp. Ltd. ‘H’	592,000	119
Huadian Power International Corp. Ltd. ‘H’	254,000	99
Huaneng Power International, Inc. ‘H’	852,000	558
Huaneng Renewables Corp. Ltd.	272,000	81

		2,468

Total China		42,220

GREECE 0.4%
COMMUNICATION SERVICES 0.0%
Hellenic Telecommunications Organization S.A.	6,399	78

CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	27,510	289

ENERGY 0.1%
Hellenic Petroleum S.A.	3,045	26
Motor Oil Hellas Corinth Refineries S.A.	9,749	255

		281

FINANCIALS 0.2%
Alpha Bank AE (a)	255,250	367
National Bank of Greece S.A. (a)	109,080	222
Piraeus Bank S.A. (a)	85,267	186

		775

UTILITIES 0.0%
Public Power Corp. S.A. (a)	32,177	53

Total Greece		1,476

HONG KONG 2.7%
COMMUNICATION SERVICES 0.1%
China Unicom Hong Kong Ltd.	318,000	372

CONSUMER DISCRETIONARY 0.0%
Dah Chong Hong Holdings Ltd.	291,000	113

CONSUMER STAPLES 0.7%
China Agri-Industries Holdings Ltd.	729,000	281
China Mengniu Dairy Co. Ltd.	116,000	386
China Resources Beer Holdings Co. Ltd.	508,000	2,037

		2,704

ENERGY 0.2%
Kunlun Energy Co. Ltd.	524,000	610

FINANCIALS 0.1%
China Everbright Ltd.	16,000	28
China Taiping Insurance Holdings Co. Ltd.	73,000	256

		284

INDUSTRIALS 0.1%
China Merchants Port Holdings Co. Ltd.	14,000	27
China State Construction International Holdings Ltd.	154,000	163
COSCO SHIPPING Ports Ltd.	180,000	198
Shenzhen International Holdings Ltd.	29,500	61
Tianjin Port Development Holdings Ltd.	666,000	75

		524

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	98,000	114
Shougang Fushan Resources Group Ltd.	550,000	122
Sinofert Holdings Ltd.	682,000	88

		324

REAL ESTATE 0.7%
China Overseas Land & Investment Ltd.	312,000	977
China Resources Land Ltd.	346,000	1,212
Poly Property Group Co. Ltd.	442,000	156
Shenzhen Investment Ltd.	74,000	24
Yuexiu Property Co. Ltd.	1,672,000	298

		2,667

UTILITIES 0.7%
China Power International Development Ltd.	1,246,000	276
China Resources Gas Group Ltd.	104,000	423
China Resources Power Holdings Co. Ltd.	572,000	1,009
Guangdong Investment Ltd.	378,000	670

		2,378

Total Hong Kong		9,976

INDIA 5.4%
CONSUMER DISCRETIONARY 0.5%
Mahindra & Mahindra Ltd. GDR	98,735	1,155
Tata Motors Ltd. ADR (a)	41,085	631

		1,786

FINANCIALS 1.6%
Axis Bank Ltd. GDR (a)	22,729	961
HDFC Bank Ltd. ADR	33,912	3,191
ICICI Bank Ltd. ADR	105,918	899
State Bank of India GDR (a)	17,880	661

		5,712

HEALTH CARE 0.3%
Dr Reddy’s Laboratories Ltd. ADR	29,184	1,010

INDUSTRIALS 0.4%
Larsen & Toubro Ltd. GDR	96,167	1,668

INFORMATION TECHNOLOGY 2.3%
Infosys Ltd. SP - ADR	701,894	7,138
Wipro Ltd. ADR	244,930	1,276

		8,414

MATERIALS 0.3%
Tata Steel Ltd. GDR	141,701	1,119

Total India		19,709

INDONESIA 1.7%
COMMUNICATION SERVICES 0.3%
Telekomunikasi Indonesia Persero Tbk PT	4,061,900	994

CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	1,669,300	823

CONSUMER STAPLES 0.3%
Astra Agro Lestari Tbk PT	29,900	25
Charoen Pokphand Indonesia Tbk PT	556,900	190
Gudang Garam Tbk PT	55,300	275
Hanjaya Mandala Sampoerna Tbk PT	1,062,700	274
Indofood CBP Sukses Makmur Tbk PT	263,500	156
Indofood Sukses Makmur Tbk PT	57,300	23
Unilever Indonesia Tbk PT	57,400	181

		1,124

ENERGY 0.3%
Adaro Energy Tbk PT	246,300	30
Bukit Asam Tbk PT	862,400	250
Indo Tambangraya Megah Tbk PT	125,200	217
United Tractors Tbk PT	193,800	429

		926

FINANCIALS 0.2%
Bank Central Asia Tbk PT	411,700	667
Bank Danamon Indonesia Tbk PT	62,500	30
Bank Negara Indonesia Persero Tbk PT	407,100	202

		899

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	627,800	58

MATERIALS 0.4%
Indah Kiat Pulp & Paper Corp. Tbk PT	807,900	940
Indocement Tunggal Prakarsa Tbk PT	116,400	144
Semen Indonesia Persero Tbk PT	376,800	251

		1,335

UTILITIES 0.0%
Perusahaan Gas Negara Persero Tbk	807,200	122

Total Indonesia		6,281

MALAYSIA 2.9%
COMMUNICATION SERVICES 0.3%
Astro Malaysia Holdings Bhd.	56,800	20
Axiata Group Bhd.	276,500	305
DiGi.Com Bhd.	216,500	252
Maxis Bhd.	179,200	253
Telekom Malaysia Bhd.	169,400	132

		962

CONSUMER DISCRETIONARY 0.3%
Genting Bhd.	268,300	506
Genting Malaysia Bhd.	319,500	385
UMW Holdings Bhd.	73,700	90

		981

CONSUMER STAPLES 0.3%
British American Tobacco Malaysia Bhd.	25,900	198
Felda Global Ventures Holdings Bhd.	589,600	221
IOI Corp. Bhd.	198,500	218
Kuala Lumpur Kepong Bhd.	36,200	218
Nestle Malaysia Bhd.	1,600	57
PPB Group Bhd.	58,280	236

		1,148

ENERGY 0.1%
Petronas Dagangan Bhd.	56,300	357

FINANCIALS 1.0%
AMMB Holdings Bhd.	171,500	171
CIMB Group Holdings Bhd.	365,000	530
Hong Leong Bank Bhd.	45,900	228
Hong Leong Financial Group Bhd.	6,400	30
Malayan Banking Bhd.	371,900	880
Public Bank Bhd.	271,100	1,637
RHB Bank Bhd.	23,100	30

		3,506

HEALTH CARE 0.0%
IHH Healthcare Bhd.	42,800	54

INDUSTRIALS 0.2%
Berjaya Corp. Bhd. (a)	1,386,500	97
IJM Corp. Bhd.	305,300	133
MISC Bhd.	98,100	143
Sime Darby Bhd.	879,800	555

		928

MATERIALS 0.2%
Petronas Chemicals Group Bhd.	297,300	672

REAL ESTATE 0.0%
IOI Properties Group Bhd.	77,300	31
Sunway Bhd.	157,000	58

		89

UTILITIES 0.5%
Petronas Gas Bhd.	67,700	309
Tenaga Nasional Bhd.	335,900	1,256
YTL Corp. Bhd.	890,808	269
YTL Power International Bhd.	211,600	55

		1,889

Total Malaysia		10,586

MEXICO 2.3%
COMMUNICATION SERVICES 0.2%
America Movil S.A.B. de C.V. SP - ADR	49,994	803

CONSUMER DISCRETIONARY 0.0%
El Puerto de Liverpool S.A.B. de C.V.	4,100	31
Nemak S.A.B. de C.V.	38,700	29

		60

CONSUMER STAPLES 1.5%
Arca Continental S.A.B. de C.V.	22,900	148
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	3,098	190
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	11,615	1,150
Gruma S.A.B. de C.V. ‘B’	24,975	317
Grupo Lala S.A.B. de C.V.	126,300	144
Industrias Bachoco S.A.B. de C.V.	24,600	111
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	222,300	394
Wal-Mart de Mexico S.A.B. de C.V.	1,048,300	3,180

		5,634

FINANCIALS 0.1%
Gentera S.A.B. de C.V.	40,900	41
Grupo Elektra S.A.B. de C.V.	3,490	159

		200

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. ‘A’	34,700	45
Grupo Carso S.A.B. de C.V.	34,900	116

		161

MATERIALS 0.4%
Alpek S.A.B. de C.V.	94,100	152
Grupo Mexico S.A.B. de C.V. ‘B’	374,600	1,078
Mexichem S.A.B. de C.V.	9,000	31

		1,261

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	31,300	156

Total Mexico		8,275

PHILIPPINES 0.7%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	3,295	134
PLDT, Inc.	12,625	318

		452

CONSUMER STAPLES 0.0%
Universal Robina Corp.	52,950	142

ENERGY 0.0%
Petron Corp.	460,900	74

FINANCIALS 0.2%
Ayala Corp.	15,510	266
Bank of the Philippine Islands	95,771	148
BDO Unibank, Inc.	115,420	256
Metro Pacific Investments Corp.	317,000	28
Metropolitan Bank & Trust Co.	121,906	151

		849

INDUSTRIALS 0.2%
Alliance Global Group, Inc. (a)	252,500	58
DMCI Holdings, Inc.	562,200	118
International Container Terminal Services, Inc.	33,490	58
San Miguel Corp.	20,960	66
SM Investments Corp.	13,180	221

		521

REAL ESTATE 0.1%
Ayala Land, Inc.	367,100	272
SM Prime Holdings, Inc.	113,700	76

		348

UTILITIES 0.1%
Aboitiz Power Corp.	176,000	109
First Gen Corp.	96,500	30
Manila Electric Co.	31,590	199

		338

Total Philippines		2,724

POLAND 1.0%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat S.A.	18,535	112
Orange Polska S.A.	102,848	124
PLAY Communications S.A.	5,036	27

		263

ENERGY 0.3%
Grupa Lotos S.A.	20,348	414
Polski Koncern Naftowy ORLEN S.A.	17,202	472
Polskie Gornictwo Naftowe i Gazownictwo S.A.	109,667	192

		1,078

FINANCIALS 0.3%
Bank Handlowy w Warszawie S.A.	1,529	32

Bank Polska Kasa Opieki S.A.	1,071	31
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,998	418
Powszechny Zaklad Ubezpieczen S.A.	45,561	490

		971

INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	5,630	73

MATERIALS 0.1%
Grupa Azoty S.A.	3,041	26
KGHM Polska Miedz S.A.	22,269	537

		563

UTILITIES 0.2%
Enea S.A.	34,701	75
Energa S.A.	48,105	102
PGE Polska Grupa Energetyczna S.A.	129,725	335
Tauron Polska Energia S.A.	306,838	148

		660

Total Poland		3,608

RUSSIA 8.5%
COMMUNICATION SERVICES 0.7%
Mobile TeleSystems PJSC SP - ADR	265,472	2,264
Rostelecom PJSC	247,880	263
Sistema PJSC FC	1,718,600	229

		2,756

CONSUMER STAPLES 0.2%
Magnit PJSC SP - GDR	39,215	557

ENERGY 5.1%
Gazprom Neft PJSC	29,630	168
Gazprom PJSC	2,695,740	6,682
Lukoil PJSC SP - ADR	99,081	7,582
Novatek PJSC GDR	2,914	536
Rosneft Oil, Co. PJSC GDR	198,705	1,492
Tatneft PJSC SP - ADR	29,893	2,281
TMK PJSC	32,420	34

		18,775

FINANCIALS 0.3%
Sberbank of Russia PJSC	235,460	726
VTB Bank PJSC	745,550,000	463

		1,189

INDUSTRIALS 0.1%
Aeroflot PJSC	29,400	48
Globaltrans Investment PLC GDR	13,350	140

		188

MATERIALS 1.8%
Alrosa PJSC	753,000	1,219
Evraz PLC	15,073	111
Magnitogorsk Iron & Steel Works PJSC	450,400	357
MMC Norilsk Nickel PJSC ADR	156,707	2,705
Novolipetsk Steel PJSC	219,820	594
PhosAgro PJSC GDR	16,715	227
Polymetal International PLC	19,328	154
Polyus PJSC	2,357	148
Severstal PJSC GDR	56,604	943

		6,458

UTILITIES 0.3%
Federal Grid Co. Unified Energy System PJSC	47,740,000	120
Inter RAO UES PJSC	7,464,000	464
Mosenergo PJSC	2,693,000	86
OGK-2 PJSC	12,274,000	73
Rosseti PJSC	10,968,000	121
RusHydro PJSC	28,360,000	269

Unipro PJSC	3,214,000	132

		1,265

Total Russia		31,188

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	5,900	46

Total Singapore		46

SOUTH AFRICA 5.5%
COMMUNICATION SERVICES 1.9%
MTN Group Ltd.	433,298	2,683
Naspers Ltd. ‘N’	14,305	3,081
Telkom S.A. SOC Ltd.	53,025	194
Vodacom Group Ltd.	106,684	949

		6,907

CONSUMER DISCRETIONARY 0.4%
Foschini Group Ltd.	17,971	221
Imperial Holdings Ltd.	45,576	563
Mr Price Group Ltd.	26,523	428
Truworths International Ltd.	62,401	368

		1,580

CONSUMER STAPLES 0.4%
Massmart Holdings Ltd.	17,788	130
Pick n Pay Stores Ltd.	23,205	113
Shoprite Holdings Ltd.	51,497	697
SPAR Group Ltd.	9,119	119
Tiger Brands Ltd.	13,496	253

		1,312

ENERGY 0.0%
Exxaro Resources Ltd.	11,914	122

FINANCIALS 1.0%
Absa Group Ltd.	48,888	524
Capitec Bank Holdings Ltd.	434	32
Discovery Ltd.	18,336	220
FirstRand Ltd.	154,348	740
Liberty Holdings Ltd.	5,864	47
Nedbank Group Ltd.	12,418	232
Sanlam Ltd.	135,666	758
Standard Bank Group Ltd.	72,101	892

		3,445

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	154,577	268
Netcare Ltd.	120,685	207

		475

INDUSTRIALS 0.2%
Barloworld Ltd.	53,760	468
Bidvest Group Ltd.	10,893	143

		611

INFORMATION TECHNOLOGY 0.0%
DataTec Ltd.	39,741	65

MATERIALS 1.5%
African Rainbow Minerals Ltd.	21,729	198
Anglo American Platinum Ltd.	1,881	61
AngloGold Ashanti Ltd. SP - ADR	68,437	587
Gold Fields Ltd. SP - ADR	249,399	604
Harmony Gold Mining Co. Ltd. SP - ADR	134,006	222
Impala Platinum Holdings Ltd. (a)	199,320	385
Kumba Iron Ore Ltd.	17,050	386
Sappi Ltd.	71,015	446

Sasol Ltd.	70,162	2,711

		5,600

Total South Africa		20,117

SOUTH KOREA 19.0%
COMMUNICATION SERVICES 1.6%
KT Corp. SP - ADR	141,937	2,108
LG Uplus Corp.	62,995	1,039
NAVER Corp.	1,359	877
SK Telecom Co. Ltd.	7,847	1,990

		6,014

CONSUMER DISCRETIONARY 4.6%
Coway Co. Ltd.	6,320	494
Hankook Tire Co. Ltd.	11,310	510
Hanon Systems	27,848	318
Hyundai Department Store Co. Ltd.	2,042	183
Hyundai Mobis Co. Ltd.	14,139	2,906
Hyundai Motor Co.	46,014	5,371
Hyundai Wia Corp.	11,331	433
Kangwon Land, Inc.	17,525	453
Kia Motors Corp.	66,506	2,104
LG Electronics, Inc.	39,314	2,516
LOTTE Himart Co. Ltd.	3,336	201
Lotte Shopping Co. Ltd.	5,750	1,087
Mando Corp.	4,324	134
Shinsegae, Inc.	1,152	377

		17,087

CONSUMER STAPLES 1.4%
Amorepacific Corp.	2,970	699
Amorepacific Group	2,490	209
CJ CheilJedang Corp.	833	250
E-MART, Inc.	5,000	936
GS Retail Co. Ltd.	3,650	127
KT&G Corp.	18,264	1,712
LG Household & Health Care Ltd.	995	1,144
Lotte Chilsung Beverage Co. Ltd.	23	29
NongShim Co. Ltd.	250	55

		5,161

ENERGY 1.4%
E1 Corp.	602	35
GS Holdings Corp.	13,439	667
S-Oil Corp.	4,964	613
SK Gas Ltd.	1,742	132
SK Innovation Co. Ltd.	19,071	3,697

		5,144

FINANCIALS 3.0%
BNK Financial Group, Inc.	37,099	288
DGB Financial Group, Inc.	28,358	259
Dongbu Insurance Co. Ltd.	6,216	408
Hanwha Life Insurance Co. Ltd.	81,211	387
Hyundai Marine & Fire Insurance Co. Ltd.	9,189	347
Industrial Bank of Korea	57,603	792
KB Financial Group, Inc.	38,613	1,881
Korea Investment Holdings Co. Ltd.	1,602	110
Meritz Fire & Marine Insurance Co. Ltd.	7,970	139
Samsung Card Co. Ltd.	5,327	177
Samsung Fire & Marine Insurance Co. Ltd.	4,933	1,263
Samsung Life Insurance Co. Ltd.	11,049	969
Shinhan Financial Group Co. Ltd.	71,986	2,909
Tongyang Life Insurance Co. Ltd.	4,400	25
Woori Bank	71,217	1,084

		11,038

INDUSTRIALS 2.0%
CJ Corp.	3,345	407
CJ Logistics Corp. (a)	694	99
Daelim Industrial Co. Ltd.	3,628	270
Doosan Corp.	554	68
Doosan Heavy Industries & Construction Co. Ltd.	22,294	299
Doosan Infracore Co. Ltd. (a)	14,344	127
GS Engineering & Construction Corp.	5,330	251

Hanwha Aerospace Co. Ltd.	5,224	120
Hanwha Corp.	3,668	108
Hyosung Corp.	1,550	67
Hyundai Engineering & Construction Co. Ltd.	11,501	700
Hyundai Glovis Co. Ltd.	2,918	342
Hyundai Heavy Industries Co. Ltd. (a)	3,870	469
KCC Corp.	908	278
Korea Aerospace Industries Ltd.	5,120	162
Korean Air Lines Co. Ltd.	17,281	438
LG Corp.	10,009	655
LG International Corp.	8,434	168
Lotte Confectionery Co. Ltd.	1,663	86
LS Corp.	6,182	382
Pan Ocean Co. Ltd.	16,117	76
Posco Daewoo Corp.	20,985	396
S-1 Corp.	1,315	108
Samsung Heavy Industries Co. Ltd.	17,026	124
SK Holdings Co. Ltd.	2,908	753
SK Networks Co. Ltd.	76,713	380

		7,333

INFORMATION TECHNOLOGY 1.7%
LG Display Co. Ltd.	129,645	2,240
LG Innotek Co. Ltd.	810	95
Samsung Electro-Mechanics Co. Ltd.	9,309	1,166
Samsung SDS Co. Ltd.	3,462	721
SK Hynix, Inc.	29,064	1,923

		6,145

MATERIALS 2.0%
Dongkuk Steel Mill Co. Ltd.	23,225	195
Hyundai Steel Co.	21,200	1,080
Kolon Industries, Inc.	4,164	234
Korea Zinc Co. Ltd.	1,080	424
Kumho Petrochemical Co. Ltd.	822	73
OCI Co. Ltd.	2,046	203
POSCO	18,214	4,835
Seah Besteel Corp.	1,780	31
SK Chemicals Co. Ltd.	1,134	34
Taekwang Industrial Co. Ltd.	89	134
Young Poong Corp.	37	26

		7,269

UTILITIES 1.3%
Korea District Heating Corp.	1,133	65
Korea Electric Power Corp.	126,797	3,356
Korea Gas Corp.	23,563	1,289

		4,710

Total South Korea		69,901

TAIWAN 13.5%
COMMUNICATION SERVICES 1.1%
Chunghwa Telecom Co. Ltd.	624,000	2,248
Far EasTone Telecommunications Co. Ltd.	261,000	622
Taiwan Mobile Co. Ltd.	281,000	1,007

		3,877

CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	337,000	530
China Motor Corp.	38,000	32
Formosa Taffeta Co. Ltd.	73,000	89
Hotai Motor Co. Ltd.	5,000	43
Pou Chen Corp.	242,000	255
Yulon Motor Co. Ltd.	203,000	144

		1,093

CONSUMER STAPLES 0.6%
President Chain Store Corp.	47,000	552
Uni-President Enterprises Corp.	624,000	1,628

		2,180

ENERGY 0.2%
Formosa Petrochemical Corp.	169,000	819

FINANCIALS 1.8%
Chang Hwa Commercial Bank Ltd.	396,240	245
China Development Financial Holding Corp.	653,000	244
CTBC Financial Holding Co. Ltd.	1,216,000	915
E.Sun Financial Holding Co. Ltd.	862,070	636
First Financial Holding Co. Ltd.	728,100	496
Fubon Financial Holding Co. Ltd.	520,000	882
Hua Nan Financial Holdings Co. Ltd. ‘C’	598,785	363
Mega Financial Holding Co. Ltd.	842,000	758
Shin Kong Financial Holding Co. Ltd.	1,228,439	480
SinoPac Financial Holdings Co. Ltd.	1,179,528	431
Taishin Financial Holding Co. Ltd.	1,165,481	563
Taiwan Cooperative Financial Holding Co. Ltd.	746,750	455

		6,468

INDUSTRIALS 0.5%
China Airlines Ltd.	398,000	121
Eva Airways Corp.	372,750	181
Evergreen Marine Corp. Taiwan Ltd.	67,200	28
Far Eastern New Century Corp.	429,000	502
Taiwan High Speed Rail Corp.	197,000	193
Walsin Lihwa Corp.	935,000	629
Wan Hai Lines Ltd.	229,000	125

		1,779

INFORMATION TECHNOLOGY 7.0%
Acer, Inc.	1,150,000	950
Advantech Co. Ltd.	6,000	45
Asustek Computer, Inc.	95,000	822
AU Optronics Corp.	2,579,000	1,088
Catcher Technology Co. Ltd.	21,000	231
Chicony Electronics Co. Ltd.	12,060	24
Compal Electronics, Inc.	648,000	402
Delta Electronics, Inc.	18,000	77
Foxconn Technology Co. Ltd.	64,000	156
Hon Hai Precision Industry Co. Ltd.	1,125,000	2,917
HTC Corp.	264,000	350
Innolux Corp.	3,230,000	1,122
Inventec Corp.	607,000	545
Largan Precision Co. Ltd.	2,350	279
Lite-On Technology Corp.	406,000	510
MediaTek, Inc.	106,000	855
Micro-Star International Co. Ltd.	216,000	584
Novatek Microelectronics Corp.	90,000	444
Pegatron Corp.	492,000	985
Powertech Technology, Inc.	144,000	392
Quanta Computer, Inc.	444,000	774
Synnex Technology International Corp.	223,000	284
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	220,683	9,745
TPK Holding Co. Ltd.	69,000	118
Unimicron Technology Corp.	337,000	221
United Microelectronics Corp.	932,000	492
Wistron Corp.	945,347	616
WPG Holdings Ltd.	269,560	364
Yageo Corp.	27,547	414
Zhen Ding Technology Holding Ltd.	12,000	27

		25,833

MATERIALS 2.0%
Asia Cement Corp.	428,000	582
China Steel Corp.	889,000	742
Formosa Chemicals & Fibre Corp.	469,000	1,966
Formosa Plastics Corp.	429,000	1,643
Nan Ya Plastics Corp.	465,000	1,291
Taiwan Cement Corp.	802,000	1,079

		7,303

REAL ESTATE 0.0%
Highwealth Construction Corp.	66,000	105

Total Taiwan		49,457

THAILAND 4.6%
COMMUNICATION SERVICES 0.6%
Advanced Info Service PCL	237,400	1,476
Total Access Communication PCL	371,600	540
True Corp. PCL	1,301,300	244

		2,260

CONSUMER STAPLES 0.5%
Berli Jucker PCL	53,800	99
Charoen Pokphand Foods PCL	409,500	320
CP ALL PCL	535,200	1,142
Thai Union Group PCL ‘F’	727,300	403

		1,964

ENERGY 1.3%
Bangchak Corp. PCL	446,000	486
Banpu PCL	266,800	158
Esso Thailand PCL	130,700	63
IRPC PCL	2,763,400	581
PTT Exploration & Production PCL	61,900	297
PTT PCL	944,300	1,585
Star Petroleum Refining PCL	1,201,500	554
Thai Oil PCL	308,600	845

		4,569

FINANCIALS 0.5%
Bangkok Bank PCL	179,700	1,167
Kasikornbank PCL	39,300	263
Krung Thai Bank PCL	265,900	166
Thanachart Capital PCL	126,500	210
TMB Bank PCL	1,054,600	75

		1,881

HEALTH CARE 0.2%
Bangkok Dusit Medical Services PCL ‘F’	858,800	677

INDUSTRIALS 0.2%
Airports of Thailand PCL	306,700	621
Delta Electronics Thailand PCL	35,400	76
Thai Airways International PCL (a)	142,100	67

		764

MATERIALS 1.0%
Indorama Ventures PCL	114,400	209
PTT Global Chemical PCL	486,700	1,223
Siam Cement PCL	148,800	2,053

		3,485

REAL ESTATE 0.2%
Central Pattana PCL	161,300	414
Land & Houses PCL NVDR	930,700	331

		745

UTILITIES 0.1%
Electricity Generating PCL	8,300	60
Glow Energy PCL	89,500	244
Ratchaburi Electricity Generating Holding PCL	112,000	179

		483

Total Thailand		16,828

TURKEY 0.5%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon A/S	130,914	79
Turkcell Iletisim Hizmetleri A/S	93,600	178

		257

CONSUMER DISCRETIONARY 0.0%
Ford Otomotiv Sanayi A/S	13,014	142
Tofas Turk Otomobil Fabrikasi A/S	7,893	28

		170

CONSUMER STAPLES 0.1%
BIM Birlesik Magazalar A/S	16,557	223

ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	13,658	303

FINANCIALS 0.0%
Turkiye Halk Bankasi A/S	54,028	60
Turkiye Is Bankasi ‘C’	52,517	38
Turkiye Vakiflar Bankasi TAO ‘D’	56,524	36
Yapi ve Kredi Bankasi A/S (a)	113,207	35

		169

INDUSTRIALS 0.2%
Enka Insaat ve Sanayi A/S	35,532	30
Turk Hava Yollari AO (a)	203,524	642

		672

MATERIALS 0.0%
Eregli Demir ve Celik Fabrikalari TAS	56,315	103

UTILITIES 0.0%
Aygaz A/S	29,665	60

Total Turkey		1,957

UKRAINE 0.0%
CONSUMER STAPLES 0.0%
Kernel Holding S.A.	2,055	28

Total Ukraine		28

UNITED KINGDOM 0.1%
MATERIALS 0.1%
Mondi Ltd.	9,585	263

Total United Kingdom		263

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	21,000	33

Total United States		33

Total Common Stocks (Cost $344,121)		324,391

	UNITS
EQUITY-LINKED SECURITIES 4.6%
UNITED STATES 4.6%
COMMUNICATION SERVICES 0.1%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/15/2019	64,950	303
Citigroup Global Markets Holdings, Inc., Idea Cellular Ltd. - Exp. 02/15/2019	46,104	25
Citigroup Global Markets Holdings, Inc., Reliance Communications Ltd. - Exp. 02/15/2019	653,382	107

		435

CONSUMER DISCRETIONARY 0.2%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/15/2019	14,974	606
Citigroup Global Markets Holdings, Inc., InterGlobe Aviation Ltd. - Exp. 02/15/2019	1,559	18
Citigroup Global Markets Holdings, Inc., Maruti Suzuki India Ltd. - Exp. 02/15/2019	2,441	247

		871

CONSUMER STAPLES 1.1%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/15/2019	48,205	1,069
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/15/2019	743,180	3,052

		4,121

ENERGY 1.0%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/15/2019	81,840	422
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/15/2019	194,600	715

Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/15/2019	147,448	511
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/15/2019	115,444	244
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/15/2019	96,000	260
Citigroup Global Markets Holdings, Inc., Reliance Industries Ltd. - Exp. 02/15/2019	88,735	1,540

		3,692

FINANCIALS 0.2%
Citigroup Global Markets Holdings, Inc., Bank of India - Exp. 02/15/2019	27,103	29
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/15/2019	29,566	465
Citigroup Global Markets Holdings, Inc., Oracle Finance Ltd. - Exp. 02/15/2019	595	32

		526

HEALTH CARE 0.3%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/15/2019	3,463	43
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/15/2019	119,546	1,028

		1,071

INDUSTRIALS 0.0%
Citigroup Global Markets Holdings, Inc., Container Corp. Of India Ltd. - Exp. 02/15/2019	4,160	36
Citigroup Global Markets Holdings, Inc., Reliance Infrastructure Ltd. - Exp. 02/15/2019	6,074	25
Citigroup Global Markets Holdings, Inc., Shriram Transport Finance Corporation Ltd. - Exp. 02/15/2019	1,105	18

		79

INFORMATION TECHNOLOGY 1.6%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/15/2019	63,377	951
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/15/2019	128,362	3,865
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/05/2019	88,782	913

		5,729

MATERIALS 0.1%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/15/2019	22,104	394
Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/15/2019	15,947	25

		419

UTILITIES 0.0%
Citigroup Global Markets Holdings, Inc., NTPC Ltd. - Exp. 02/15/2019	42,587	98

Total Equity-Linked Securities (Cost $16,668)		17,041

	SHARES
PREFERRED STOCKS 2.6%
BRAZIL 1.9%
BANKING & FINANCE 0.5%
Banco do Estado do Rio Grande do Sul S.A.	5,300	19
Itau Unibanco Holding S.A.	95,700	1,046
Itausa - Investimentos Itau S.A.	378,550	947

		2,012

INDUSTRIALS 0.4%
Braskem S.A.	39,500	571
Cia Brasileira de Distribuicao	7,000	152
Metalurgica Gerdau S.A.	478,700	946

		1,669

MATERIALS 0.5%
Gerdau S.A.	420,200	1,789

UTILITIES 0.5%
Cia de Gas de Sao Paulo - COMGAS	7,500	91
Cia de Transmissao de Energia Eletrica Paulista	3,800	55
Cia Energetica de Minas Gerais	535,369	949
Cia Energetica de Sao Paulo	94,800	349

Cia Paranaense de Energia	58,400	310

		1,754

Total Brazil		7,224

CHILE 0.1%
CONSUMER STAPLES 0.1%
Embotelladora Andina S.A.	51,561	201

Total Chile		201

RUSSIA 0.6%
ENERGY 0.6%
Bashneft PJSC	4,848	139
Surgutneftegas PJSC	3,117,000	1,812
Transneft PJSC	95	240

		2,191

UTILITIES 0.0%
Lenenergo PJSC	22,200	32

Total Russia		2,223

Total Preferred Stocks (Cost $10,308)		9,648

REAL ESTATE INVESTMENT TRUSTS 0.3%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion S.A. de C.V.	327,800	433

Total Mexico		433

SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd.	307,758	506
Redefine Properties Ltd.	265,646	188

		694

Total South Africa		694

Total Real Estate Investment Trusts (Cost $1,336)		1,127

WARRANTS 0.0%
INDIA 0.0%
FINANCIALS 0.0%
Bank of Baroda - Exp. 02/15/19	19,960	27

Total India		27

UNITED STATES 0.0%
ENERGY 0.0%
Petronet LNG Ltd. - Exp. 02/15/2019	27,908	87

Total United States		87

Total Warrants (Cost $118)		114

Total Investments in Securities (Cost $372,551)		352,321

Total Investments 95.9% (Cost $372,551)		$352,321
Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(12)
Other Assets and Liabilities, net 4.1%		14,889

Net Assets 100.0%		$367,198

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

SSB	10/2018	BRL	11,492		$2,837	$0	$(9)
	10/2018	HKD	22,297		2,848	0	0
	10/2018		$1,505	MYR	6,221	0	(1)
	10/2018		32	SGD	43	0	0
	10/2018	ZAR	40,243		$2,844	0	(2)

Total Forward Foreign Currency Contracts						$0	$(12)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$617	$0	$0	$617
Consumer Staples	3,814	0	0	3,814
Energy	4,468	0	0	4,468
Financials	1,422	0	0	1,422
Health Care	121	0	0	121
Industrials	893	0	0	893
Information Technology	39	0	0	39
Materials	11,241	0	0	11,241
Utilities	908	0	0	908
Chile
Communication Services	0	144	0	144
Consumer Discretionary	0	462	0	462
Consumer Staples	1,479	0	0	1,479
Energy	0	604	0	604
Financials	688	533	0	1,221
Industrials	173	79	0	252
Materials	691	116	0	807
Utilities	946	280	0	1,226
China
Communication Services	0	5,118	0	5,118
Consumer Discretionary	316	1,998	0	2,314
Consumer Staples	654	2,696	0	3,350
Energy	0	12,250	0	12,250
Financials	0	6,151	0	6,151
Health Care	709	713	0	1,422
Industrials	492	1,470	0	1,962
Information Technology	0	1,517	0	1,517
Materials	0	2,904	0	2,904
Real Estate	0	2,764	0	2,764
Utilities	0	2,468	0	2,468
Greece
Communication Services	0	78	0	78
Consumer Discretionary	0	289	0	289
Energy	255	26	0	281
Financials	0	775	0	775
Utilities	0	53	0	53
Hong Kong
Communication Services	0	372	0	372
Consumer Discretionary	0	113	0	113
Consumer Staples	0	2,704	0	2,704
Energy	0	610	0	610
Financials	0	284	0	284
Industrials	0	524	0	524
Materials	0	324	0	324
Real Estate	0	2,667	0	2,667
Utilities	0	2,378	0	2,378
India
Consumer Discretionary	1,786	0	0	1,786
Financials	5,712	0	0	5,712
Health Care	1,010	0	0	1,010
Industrials	1,646	22	0	1,668
Information Technology	8,414	0	0	8,414
Materials	214	905	0	1,119
Indonesia
Communication Services	0	994	0	994
Consumer Discretionary	0	823	0	823
Consumer Staples	0	1,124	0	1,124
Energy	0	926	0	926
Financials	0	899	0	899
Health Care	0	58	0	58
Materials	0	1,335	0	1,335
Utilities	0	122	0	122
Malaysia
Communication Services	0	962	0	962
Consumer Discretionary	0	981	0	981
Consumer Staples	709	439	0	1,148
Energy	0	357	0	357
Financials	0	3,506	0	3,506
Health Care	0	54	0	54
Industrials	0	928	0	928
Materials	0	672	0	672
Real Estate	0	89	0	89
Utilities	0	1,889	0	1,889
Mexico
Communication Services	803	0	0	803
Consumer Discretionary	60	0	0	60
Consumer Staples	5,634	0	0	5,634
Financials	200	0	0	200
Industrials	161	0	0	161
Materials	1,261	0	0	1,261
Utilities	156	0	0	156
Philippines
Communication Services	134	318	0	452
Consumer Staples	0	142	0	142
Energy	74	0	0	74
Financials	0	849	0	849
Industrials	58	463	0	521
Real Estate	76	272	0	348
Utilities	139	199	0	338
Poland
Communication Services	0	263	0	263
Energy	0	1,078	0	1,078
Financials	0	971	0	971
Information Technology	0	73	0	73
Materials	0	563	0	563
Utilities	0	660	0	660
Russia
Communication Services	2,264	492	0	2,756
Consumer Staples	138	419	0	557
Energy	4,670	14,105	0	18,775
Financials	0	1,189	0	1,189
Industrials	140	48	0	188
Materials	809	5,649	0	6,458
Utilities	0	1,265	0	1,265
Singapore
Industrials	0	46	0	46
South Africa
Communication Services	0	6,907	0	6,907
Consumer Discretionary	0	1,580	0	1,580
Consumer Staples	362	950	0	1,312
Energy	0	122	0	122
Financials	79	3,366	0	3,445
Health Care	475	0	0	475
Industrials	0	611	0	611
Information Technology	65	0	0	65
Materials	1,611	3,989	0	5,600
South Korea
Communication Services	2,108	3,906	0	6,014
Consumer Discretionary	3,400	13,687	0	17,087
Consumer Staples	1,741	3,420	0	5,161
Energy	0	5,144	0	5,144
Financials	1,671	9,367	0	11,038
Industrials	108	7,225	0	7,333
Information Technology	0	6,145	0	6,145
Materials	134	7,135	0	7,269
Utilities	65	4,645	0	4,710
Taiwan
Communication Services	0	3,877	0	3,877
Consumer Discretionary	0	1,093	0	1,093
Consumer Staples	0	2,180	0	2,180
Energy	0	819	0	819
Financials	0	6,468	0	6,468
Industrials	0	1,779	0	1,779
Information Technology	9,745	16,088	0	25,833
Materials	0	7,303	0	7,303
Real Estate	0	105	0	105
Thailand
Communication Services	0	2,260	0	2,260
Consumer Staples	0	1,964	0	1,964
Energy	0	4,569	0	4,569
Financials	0	1,881	0	1,881
Health Care	0	677	0	677
Industrials	76	688	0	764
Materials	0	3,485	0	3,485
Real Estate	331	414	0	745
Utilities	0	483	0	483
Turkey
Communication Services	0	257	0	257
Consumer Discretionary	28	142	0	170
Consumer Staples	0	223	0	223
Energy	0	303	0	303
Financials	0	169	0	169
Industrials	0	672	0	672
Materials	0	103	0	103
Utilities	0	60	0	60
Ukraine
Consumer Staples	0	28	0	28
United Kingdom
Materials	0	263	0	263
United States
Consumer Discretionary	0	33	0	33
Equity-Linked Securities
United States
Communication Services	0	435	0	435
Consumer Discretionary	0	871	0	871
Consumer Staples	0	4,121	0	4,121
Energy	0	3,692	0	3,692
Financials	0	526	0	526
Health Care	0	1,071	0	1,071
Industrials	0	79	0	79
Information Technology	0	5,729	0	5,729
Materials	0	419	0	419
Utilities	0	98	0	98
Preferred Stocks
Brazil
Banking & Finance	2,012	0	0	2,012
Industrials	1,669	0	0	1,669
Materials	1,789	0	0	1,789
Utilities	1,754	0	0	1,754
Chile
Consumer Staples	201	0	0	201
Russia
Energy	0	2,191	0	2,191
Utilities	0	32	0	32
Real Estate Investment Trusts
Mexico
Real Estate	433	0	0	433
South Africa
Real Estate	694	0	0	694
Warrants
India
Financials	0	27	0	27
United States
Energy	0	87	0	87

Total Investments	$96,745	$255,576	$0	$352,321

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$(12)	$0	$(12)

Totals	$96,745	$255,564	$0	$352,309
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0% ¤
COMMON STOCKS 94.9%
AUSTRALIA 5.5%
COMMUNICATION SERVICES 0.5%
carsales.com Ltd.	896	$9
Nine Entertainment Co. Holdings Ltd.	5,374	9
REA Group Ltd.	147	9
Seven West Media Ltd.	11,984	9
Telstra Corp. Ltd.	41,688	96

		132

CONSUMER DISCRETIONARY 0.2%
Aristocrat Leisure Ltd.	1,137	23
JB Hi-Fi Ltd.	614	11
Super Retail Group Ltd.	1,638	11
Tabcorp Holdings Ltd.	2,433	9

		54

CONSUMER STAPLES 1.1%
Coca-Cola Amatil Ltd.	1,246	9
GrainCorp Ltd.	1,974	11
Inghams Group Ltd.	3,568	10
Metcash Ltd.	6,599	14
Treasury Wine Estates Ltd.	900	12
Wesfarmers Ltd.	3,781	136
Woolworths Ltd.	5,873	119

		311

ENERGY 0.5%
Caltex Australia Ltd.	2,187	47
Oil Search Ltd.	1,565	10
Origin Energy Ltd.	4,431	27
Santos Ltd.	3,881	20
Woodside Petroleum Ltd.	1,421	40
WorleyParsons Ltd.	906	13

		157

FINANCIALS 0.8%
AMP Ltd.	16,572	38
Genworth Mortgage Insurance Australia Ltd.	5,113	9
Insurance Australia Group Ltd.	4,188	22
Macquarie Group Ltd.	497	45
Medibank Pvt Ltd.	10,554	22
National Australia Bank Ltd.	553	11
nib holdings Ltd.	2,429	11
QBE Insurance Group Ltd.	5,466	44
Suncorp Group Ltd.	3,589	38

		240

HEALTH CARE 0.6%
Ansell Ltd.	494	9
Australian Pharmaceutical Industries Ltd.	8,291	10
Cochlear Ltd.	140	20
CSL Ltd.	811	118

		157

INDUSTRIALS 0.5%
Brambles Ltd.	4,498	35
CIMIC Group Ltd.	422	16
Downer EDI Ltd.	2,504	14
Monadelphous Group Ltd.	964	11
Qantas Airways Ltd.	2,148	9
SEEK Ltd.	909	14
Sydney Airport	3,547	18

Transurban Group	2,387	19

		136

INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC ‘A’ (a)	144	14
Computershare Ltd.	1,296	19

		33

MATERIALS 1.2%
Adelaide Brighton Ltd.	1,967	9
Alumina Ltd.	4,999	10
Amcor Ltd.	2,119	21
BHP Billiton Ltd.	5,167	129
BHP Billiton PLC	4,377	95
BlueScope Steel Ltd.	1,087	13
CSR Ltd.	3,195	9
DuluxGroup Ltd.	1,769	10
Incitec Pivot Ltd.	3,096	9
Newcrest Mining Ltd.	1,369	19
Northern Star Resources Ltd.	1,495	9
Orica Ltd.	1,077	13
Regis Resources Ltd.	3,399	9

		355

REAL ESTATE 0.0%
Lend Lease Group	679	10

UTILITIES 0.0%
AGL Energy Ltd.	720	10

Total Australia		1,595

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	382	21

FINANCIALS 0.1%
UNIQA Insurance Group AG	842	9
Vienna Insurance Group AG Wiener Versicherung Gruppe	291	8

		17

INDUSTRIALS 0.1%
ANDRITZ AG	147	9
Oesterreichische Post AG	241	10

		19

INFORMATION TECHNOLOGY 0.0%
ams AG	105	6

MATERIALS 0.0%
Wienerberger AG	336	8

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	247	9

Total Austria		80

BELGIUM 0.8%
COMMUNICATION SERVICES 0.1%
Proximus S.A.	744	18

CONSUMER STAPLES 0.3%
Anheuser-Busch InBev S.A. NV	789	69
Colruyt S.A.	308	18

		87

ENERGY 0.0%
Euronav NV	1,241	11

FINANCIALS 0.2%
Ageas	1,008	54

Gimv NV	166	9

		63

HEALTH CARE 0.1%
UCB S.A.	193	17

MATERIALS 0.1%
Umicore S.A.	573	32

UTILITIES 0.0%
Elia System Operator S.A.	145	9

Total Belgium		237

CAMBODIA 0.0%
CONSUMER DISCRETIONARY 0.0%
NagaCorp Ltd.	8,000	8

Total Cambodia		8

CANADA 6.2%
COMMUNICATION SERVICES 0.5%
BCE, Inc.	751	31
Cineplex, Inc.	477	13
Quebecor, Inc. ‘B’	713	14
Rogers Communications, Inc. ‘B’	766	39
Shaw Communications, Inc. ‘B’	729	14
TELUS Corp.	703	26

		137

CONSUMER DISCRETIONARY 0.9%
Canadian Tire Corp. Ltd. ‘A’	198	23
Dollarama, Inc.	640	20
Enercare, Inc.	742	17
Gildan Activewear, Inc.	492	15
Great Canadian Gaming Corp. (a)	429	16
Lululemon Athletica, Inc. (a)	186	30
Magna International, Inc.	2,323	122
Martinrea International, Inc. (b)	904	9
Restaurant Brands International, Inc.	171	10

		262

CONSUMER STAPLES 0.6%
Alimentation Couche-Tard, Inc. ‘B’	715	36
Empire Co. Ltd. ‘A’	1,011	18
George Weston Ltd.	163	12
Loblaw Cos. Ltd.	480	25
Maple Leaf Foods, Inc.	414	10
Metro, Inc.	1,208	38
North West Co., Inc.	605	13
Saputo, Inc.	416	12

		164

ENERGY 1.0%
Baytex Energy Corp. (a)	3,205	9
Cameco Corp.	904	10
Canadian Natural Resources Ltd.	970	32
Cenovus Energy, Inc.	3,582	36
Crescent Point Energy Corp.	2,913	18
Encana Corp.	913	12
Enerplus Corp.	931	11
Gibson Energy, Inc.	557	9
Husky Energy, Inc.	1,627	29
Imperial Oil Ltd.	604	20
MEG Energy Corp. (a)	1,649	10
Obsidian Energy Ltd. (a)	8,973	8
Precision Drilling Corp. (a)	3,004	10
ShawCor Ltd.	453	9
Suncor Energy, Inc.	1,543	60
Trican Well Service Ltd. (a)	4,312	8

		291

FINANCIALS 1.4%
Bank of Montreal	722	60
Canadian Imperial Bank of Commerce	510	48

CI Financial Corp.	958	15
Fairfax Financial Holdings Ltd.	50	27
Great-West Lifeco, Inc. (b)	839	20
Home Capital Group, Inc.	748	9
IGM Financial, Inc.	345	9
Intact Financial Corp.	143	12
National Bank of Canada	374	19
Onex Corp.	141	10
Power Corp. of Canada	1,772	39
Power Financial Corp.	532	12
Sun Life Financial, Inc.	565	22
Thomson Reuters Corp.	920	42
Toronto-Dominion Bank	1,175	71

		415

HEALTH CARE 0.0%
Chartwell Retirement Residences	877	10

INDUSTRIALS 0.9%
Aecon Group, Inc.	1,273	16
Air Canada (a)	405	9
Bombardier, Inc. ‘B’ (a)	3,152	11
CAE, Inc.	735	15
Canadian National Railway Co.	525	47
Canadian Pacific Railway Ltd.	350	74
Finning International, Inc.	431	10
NFI Group, Inc.	199	8
Ritchie Bros Auctioneers, Inc.	327	12
Russel Metals, Inc.	483	10
TFI International, Inc.	605	22
Toromont Industries Ltd.	248	13
Transcontinental, Inc. ‘A’	612	11
WestJet Airlines Ltd.	859	13

		271

INFORMATION TECHNOLOGY 0.3%
Celestica, Inc. (a)	1,068	11
CGI Group, Inc. ‘A’ (a)	306	20
Constellation Software, Inc. (b)	41	30
Open Text Corp.	228	9

		70

MATERIALS 0.4%
Barrick Gold Corp.	792	9
CCL Industries, Inc. ‘B’	196	9
First Quantum Minerals Ltd.	818	9
Kirkland Lake Gold Ltd. (b)	489	9
Labrador Iron Ore Royalty Corp.	395	8
Methanex Corp.	244	19
Nevsun Resources Ltd.	2,637	12
Resolute Forest Products, Inc. (a)	623	8
Teck Resources Ltd. ‘B’	576	14
Western Forest Products, Inc.	6,314	10
Winpak Ltd.	236	9
Yamana Gold, Inc.	3,476	9

		125

REAL ESTATE 0.0%
Colliers International Group, Inc.	135	11

UTILITIES 0.2%
Atco Ltd. ‘I’	348	10
Capital Power Corp.	528	12
Fortis, Inc.	318	10
Superior Plus Corp.	1,273	13
TransAlta Corp.	1,569	9

		54

Total Canada		1,810

DENMARK 1.3%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	271	33

Royal Unibrew A/S	146	12

		45

FINANCIALS 0.1%
Topdanmark A/S	188	8
Tryg A/S	358	9

		17

HEALTH CARE 0.5%
Coloplast A/S ‘B’	193	20
GN Store Nord A/S	174	8
H Lundbeck A/S	35	2
Novo Nordisk A/S ‘B’	2,608	123
William Demant Holding A/S (a)	219	8

		161

INDUSTRIALS 0.4%
AP Moller - Maersk A/S ‘B’	50	70
Dfds A/S	160	8
DSV A/S	169	15
ISS A/S	411	15

		108

MATERIALS 0.1%
Chr Hansen Holding A/S	124	13
Novozymes A/S ‘B’	351	19

		32

UTILITIES 0.1%
Orsted A/S	241	16

Total Denmark		379

FAROE ISLANDS 0.0%
CONSUMER STAPLES 0.0%
Bakkafrost P/F	141	9

Total Faroe Islands		9

FINLAND 1.1%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	329	14

CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	251	10

CONSUMER STAPLES 0.1%
Kesko Oyj ‘B’	393	21

ENERGY 0.1%
Neste Oyj	438	36

FINANCIALS 0.1%
Sampo Oyj ‘A’	662	34

HEALTH CARE 0.0%
Orion Oyj ‘B’	231	9

INDUSTRIALS 0.3%
Kone Oyj ‘B’	971	52
Wartsila Oyj Abp	891	17
YIT OYJ	1,299	9

		78

INFORMATION TECHNOLOGY 0.0%
Tieto OYJ	310	10

MATERIALS 0.2%
Kemira Oyj	638	9
Stora Enso Oyj ‘R’	1,630	31

UPM-Kymmene Oyj	641	25

		65

UTILITIES 0.2%
Fortum Oyj	2,105	53

Total Finland		330

FRANCE 6.8%
COMMUNICATION SERVICES 1.1%
Eutelsat Communications S.A.	359	9
Iliad S.A.	56	7
JCDecaux S.A.	241	9
Lagardere S.C.A.	679	21
Metropole Television S.A.	409	8
Orange S.A.	6,795	108
Publicis Groupe S.A.	338	20
Television Francaise	917	10
Ubisoft Entertainment SA (a)	77	8
Vivendi S.A.	4,649	120

		320

CONSUMER DISCRETIONARY 1.0%
Accor S.A.	265	13
Cie Generale des Etablissements Michelin S.C.A.	99	12
Elior Group S.A.	569	9
Hermes International	48	32
Kering S.A.	61	33
LVMH Moet Hennessy Louis Vuitton SE	273	96
Peugeot S.A.	1,685	45
Renault S.A.	123	11
Sodexo S.A.	282	30

		281

CONSUMER STAPLES 1.0%
Carrefour S.A.	1,743	33
Casino Guichard Perrachon S.A.	430	18
Danone S.A.	1,353	105
L’Oreal S.A.	303	73
Pernod Ricard S.A.	405	67

		296

ENERGY 0.7%
CGG S.A. (a)	3,009	8
Total S.A.	2,780	181
Vallourec S.A. (a)	1,784	11

		200

FINANCIALS 0.2%
Coface S.A.	1,046	10
Eurazeo S.A.	110	8
Natixis S.A.	1,448	10
SCOR SE	277	13
Societe Generale S.A.	412	18

		59

HEALTH CARE 0.2%
BioMerieux	112	9
Essilor International Cie Generale d’Optique S.A.	114	17
Korian S.A.	233	8
Orpea	75	10

		44

INDUSTRIALS 1.6%
Aeroports de Paris	78	18
Airbus SE	887	111
Alstom S.A.	593	26
Bouygues S.A.	468	20
Bureau Veritas S.A.	325	8
Dassault Aviation S.A.	3	6
Edenred	224	8
Elis S.A.	440	10
Getlink	750	10
Legrand S.A.	436	32
Rexel S.A.	1,104	17
Safran S.A.	379	53

Societe BIC S.A.	94	9
Thales S.A.	146	21
Vinci S.A.	1,183	113

		462

INFORMATION TECHNOLOGY 0.3%
Alten S.A.	99	10
Atos SE	125	15
Capgemini SE	129	16
Dassault Systemes	218	33
Neopost S.A.	292	9
Worldline S.A. (a)	131	8

		91

MATERIALS 0.1%
Air Liquide S.A.	116	15
Eramet	75	8
Vicat S.A.	150	9

		32

REAL ESTATE 0.0%
Nexity S.A.	186	10

UTILITIES 0.6%
Electricite de France S.A.	3,218	57
Engie S.A.	5,662	83
Veolia Environnement S.A.	2,133	43

		183

Total France		1,978

GERMANY 5.8%
COMMUNICATION SERVICES 0.2%
Axel Springer SE	162	11
ProSiebenSat.1 Media SE	370	10
Scout24 AG	178	8
Telefonica Deutschland Holding AG	2,790	12
United Internet AG	178	8

		49

CONSUMER DISCRETIONARY 0.8%
adidas AG	356	87
Bayerische Motoren Werke AG	479	43
Continental AG	197	34
Daimler AG	223	14
Fielmann AG	170	10
Hella GmbH & Co. KGaA	170	10
Hugo Boss AG	166	13
Leoni AG	229	9
Puma SE	7	4
TUI AG	626	12

		236

CONSUMER STAPLES 0.1%
Beiersdorf AG	164	18
METRO AG	544	9
Suedzucker AG	756	10

		37

FINANCIALS 1.0%
Commerzbank AG	2,490	26
Deutsche Bank AG	2,149	24
Deutsche Boerse AG	453	61
Deutsche Pfandbriefbank AG	1,005	15
Hannover Rueck SE	140	20
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	549	121
Talanx AG	291	11
Wuestenrot & Wuerttembergische AG	365	8

		286

HEALTH CARE 0.5%
Carl Zeiss Meditec AG	124	10
Fresenius Medical Care AG & Co. KGaA	745	77
Fresenius SE & Co. KGaA	700	51

Rhoen Klinikum AG	340	9

		147

INDUSTRIALS 0.6%
Bilfinger SE	304	15
Brenntag AG	322	20
Deutsche Lufthansa AG	1,048	26
Deutsche Post AG	1,130	40
Deutz AG	938	8
Fraport AG Frankfurt Airport Services Worldwide	107	10
Hapag-Lloyd AG	236	9
Hochtief AG	73	12
Kloeckner & Co. SE	748	9
Rational AG	11	8
Siemens AG	149	19

		176

INFORMATION TECHNOLOGY 0.9%
Infineon Technologies AG	1,160	27
SAP SE	1,784	219
Software AG	218	10
Wirecard AG	84	18

		274

MATERIALS 0.7%
Aurubis AG	354	25
BASF SE	1,043	93
Covestro AG	187	15
Evonik Industries AG	405	14
K+S AG	503	11
Linde AG	124	29
Salzgitter AG	229	11

		198

REAL ESTATE 0.5%
Deutsche Wohnen SE	736	35
LEG Immobilien AG	110	13
TAG Immobilien AG	677	16
TLG Immobilien AG	331	9
Vonovia SE	1,222	60

		133

UTILITIES 0.5%
E.ON SE	3,968	41
RWE AG	2,161	53
Uniper SE	1,310	40

		134

Total Germany		1,670

HONG KONG 2.1%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	15,000	21
PCCW Ltd.	19,000	11

		32

CONSUMER DISCRETIONARY 0.3%
Chow Tai Fook Jewellery Group Ltd.	10,000	10
Li & Fung Ltd.	34,000	8
Luk Fook Holdings International Ltd.	2,000	7
Melco Resorts & Entertainment Ltd.	405	8
SJM Holdings Ltd.	18,000	17
Techtronic Industries Co. Ltd.	1,500	10
Xinyi Glass Holdings Ltd.	8,000	10
Yue Yuen Industrial Holdings Ltd.	3,000	8

		78

CONSUMER STAPLES 0.1%
Dairy Farm International Holdings Ltd.	1,600	15
Sun Art Retail Group Ltd.	7,000	9

WH Group Ltd.	16,000	11

		35

FINANCIALS 0.4%
AIA Group Ltd.	7,800	69
Hang Seng Bank Ltd.	900	24
Hong Kong Exchanges and Clearing Ltd.	1,000	29

		122

HEALTH CARE 0.1%
Sino Biopharmaceutical Ltd.	16,500	15
SSY Group Ltd.	10,000	10

		25

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	6,000	9
Jardine Matheson Holdings Ltd.	400	25
Jardine Strategic Holdings Ltd.	200	7
MTR Corp. Ltd.	3,500	18
Seaspan Corp.	1,503	13

		72

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	3,000	10
Truly International Holdings Ltd. (a)	10,000	2
VTech Holdings Ltd.	900	10

		22

REAL ESTATE 0.3%
Hongkong Land Holdings Ltd.	2,000	13
Hysan Development Co. Ltd.	1,000	5
Kerry Properties Ltd.	3,000	10
New World Development Co. Ltd.	12,000	17
Shimao Property Holdings Ltd.	4,500	11
Swire Pacific Ltd. ‘A’	3,000	33
Wheelock & Co. Ltd.	1,000	6

		95

UTILITIES 0.4%
China Gas Holdings Ltd.	3,000	8
CLP Holdings Ltd.	4,500	53
Hong Kong & China Gas Co. Ltd.	27,100	54
Power Assets Holdings Ltd.	1,000	7

		122

Total Hong Kong		603

IRELAND 1.7%
CONSUMER DISCRETIONARY 0.0%
Paddy Power Betfair PLC	97	8

CONSUMER STAPLES 0.2%
C&C Group PLC	2,183	9
Glanbia PLC	767	13
Kerry Group PLC ‘A’	368	41

		63

HEALTH CARE 1.1%
ICON PLC (a)	140	22
Jazz Pharmaceuticals PLC (a)	57	10
Medtronic PLC	2,789	274
Perrigo Co. PLC	120	8
UDG Healthcare PLC	916	8

		322

INDUSTRIALS 0.2%
AerCap Holdings NV (a)	151	9
Allegion PLC	107	10
DCC PLC	127	11
Grafton Group PLC	871	9

Kingspan Group PLC	180	8

		47

MATERIALS 0.2%
James Hardie Industries PLC ADR	646	10
Smurfit Kappa Group PLC	744	29

		39

Total Ireland		479

ISRAEL 0.6%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	12,860	15

FINANCIALS 0.2%
Bank Hapoalim BM	1,740	13
Bank Leumi Le-Israel BM	3,760	25
Harel Insurance Investments & Financial Services Ltd.	1,089	8
Israel Discount Bank Ltd. ‘A’	5,790	19
Mizrahi Tefahot Bank Ltd.	556	10
Plus500 Ltd.	464	8

		83

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd.	740	16

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	188	22
Nice Ltd. (a)	162	19

		41

MATERIALS 0.1%
Frutarom Industries Ltd.	86	9
Israel Chemicals Ltd.	2,970	18

		27

Total Israel		182

ITALY 1.8%
COMMUNICATION SERVICES 0.1%
Telecom Italia SpA	35,249	21

CONSUMER DISCRETIONARY 0.2%
De’ Longhi SpA	264	8
Ferrari NV	123	17
Luxottica Group SpA	313	21
Moncler SpA	218	10
PRADA SpA	1,900	9

		65

CONSUMER STAPLES 0.0%
MARR SpA	291	9

ENERGY 0.7%
Eni SpA	7,717	145
Saipem SpA (a)	2,340	14
Saras SpA	4,954	11
Snam SpA	5,439	23

		193

FINANCIALS 0.2%
Banca Popolare di Sondrio SCPA	2,057	8
BPER Banca	2,338	11
FinecoBank Banca Fineco SpA	620	8
Societa Cattolica di Assicurazioni S.C.	934	8
UniCredit SpA	1,164	17
Unione di Banche Italiane SpA	2,912	12
Unipol Gruppo Finanziario SpA	1,833	8

		72

HEALTH CARE 0.1%
DiaSorin SpA	79	8

Recordati SpA	258	9

		17

INDUSTRIALS 0.1%
ASTM SpA	440	10
Atlantia SpA	491	10
Societa Iniziative Autostradali e Servizi SpA	563	8

		28

UTILITIES 0.4%
Enel SpA	12,082	62
ERG SpA	412	8
Iren SpA	3,978	10
Terna Rete Elettrica Nazionale SpA	6,403	34

		114

Total Italy		519

JAPAN 25.3%
COMMUNICATION SERVICES 1.6%
Avex, Inc.	600	8
Capcom Co. Ltd.	400	10
CyberAgent, Inc.	300	16
Daiichikosho Co. Ltd.	100	5
Dentsu, Inc.	300	14
Fuji Media Holdings, Inc.	1,500	27
Gree, Inc.	2,200	10
Kakaku.com, Inc.	500	10
KDDI Corp.	2,500	69
Konami Holdings Corp.	200	8
Nippon Telegraph & Telephone Corp.	2,900	131
NTT DOCOMO, Inc.	3,800	102
Shochiku Co. Ltd.	100	12
SoftBank Group Corp.	400	40
Square Enix Holdings Co. Ltd.	100	4
Yahoo Japan Corp.	2,500	9

		475

CONSUMER DISCRETIONARY 5.1%
Adastria Co. Ltd.	600	8
Aisin Seiki Co. Ltd.	200	10
Arata Corp.	100	5
ASKUL Corp.	200	6
Autobacs Seven Co. Ltd.	700	12
Bandai Namco Holdings, Inc.	600	23
Benesse Holdings, Inc.	200	6
Bridgestone Corp.	1,200	45
Canon Marketing Japan, Inc.	400	9
Casio Computer Co. Ltd.	800	13
DCM Holdings Co. Ltd.	1,400	13
Denso Corp.	500	26
Don Quijote Holdings Co. Ltd.	100	5
Eagle Industry Co. Ltd.	700	9
EDION Corp.	1,100	12
Fast Retailing Co. Ltd.	100	51
FCC Co. Ltd.	300	9
Foster Electric Co. Ltd.	700	9
Geo Holdings Corp.	600	9
H2O Retailing Corp.	500	8
Happinet Corp.	500	9
Honda Motor Co. Ltd.	2,500	75
Iida Group Holdings Co. Ltd.	600	11
Isetan Mitsukoshi Holdings Ltd.	1,900	23
Isuzu Motors Ltd.	2,000	32
J Front Retailing Co. Ltd.	700	11
JVC Kenwood Corp.	3,000	8
K’s Holdings Corp.	1,300	16
Keihin Corp.	500	10
Kohnan Shoji Co. Ltd.	400	10
Koito Manufacturing Co. Ltd.	200	13
Komeri Co. Ltd.	400	9
Kura Corp.	100	7
KYB Corp.	100	5
Mazda Motor Corp.	1,600	19
McDonald’s Holdings Co. Japan Ltd.	100	4
Mitsubishi Motors Corp.	1,200	9
Musashi Seimitsu Industry Co. Ltd.	800	13
NHK Spring Co. Ltd.	1,000	10
Nifco, Inc.	300	8
Nikon Corp.	1,100	21

Nishimatsuya Chain Co. Ltd.	800	8
Nissan Motor Co. Ltd.	10,700	100
Nitori Holdings Co. Ltd.	200	29
NOK Corp.	500	9
Oriental Land Co. Ltd.	300	31
Paltac Corp.	200	11
Panasonic Corp.	3,400	39
Pioneer Corp. (a)	8,600	9
Plenus Co. Ltd.	600	10
Royal Holdings Co. Ltd.	400	10
Sanrio Co. Ltd.	500	10
Sekisui Chemical Co. Ltd.	1,100	20
Seria Co. Ltd.	200	7
Shimachu Co. Ltd.	500	16
Shimano, Inc.	100	16
Showa Corp.	600	9
Sony Corp.	1,500	91
Stanley Electric Co. Ltd.	200	7
Start Today Co. Ltd.	300	9
Subaru Corp.	300	9
Sumitomo Electric Industries Ltd.	1,800	28
Sumitomo Forestry Co. Ltd.	900	16
Sumitomo Rubber Industries Ltd.	1,000	15
Suzuki Motor Corp.	900	52
Takashimaya Co. Ltd.	500	8
Tokai Rika Co. Ltd.	400	9
Toyoda Gosei Co. Ltd.	500	12
Toyota Industries Corp.	100	6
Toyota Motor Corp.	2,400	150
TS Tech Co. Ltd.	200	7
Unipres Corp.	500	10
United Arrows Ltd.	200	9
USS Co. Ltd.	500	9
Yamada Denki Co. Ltd.	6,900	35
Yamaha Corp.	400	21
Yamaha Motor Co. Ltd.	300	8
Yokohama Rubber Co. Ltd.	400	9
Yondoshi Holdings, Inc.	400	8
Yoshinoya Holdings Co. Ltd.	600	10
Zensho Holdings Co. Ltd.	400	8

		1,491

CONSUMER STAPLES 2.9%
Aeon Co. Ltd.	2,700	65
Ain Holdings, Inc.	100	8
Ajinomoto Co., Inc.	2,200	38
Ariake Japan Co. Ltd.	100	10
Asahi Group Holdings Ltd.	900	39
Ci:z Holdings Co. Ltd.	200	7
Coca-Cola Bottlers Japan, Inc.	200	5
cocokara fine, Inc.	100	6
Earth Chemical Co. Ltd.	100	5
FamilyMart UNY Holdings Co. Ltd.	100	10
Fancl Corp.	100	5
Heiwado Co. Ltd.	400	11
J-Oil Mills, Inc.	300	10
Japan Tobacco, Inc.	3,000	78
Kao Corp.	1,200	97
Kikkoman Corp.	400	24
Kirin Holdings Co. Ltd.	2,200	56
Kobayashi Pharmaceutical Co. Ltd.	100	7
Kyokuyo Co. Ltd.	300	9
Lion Corp.	400	9
Mandom Corp.	300	10
Maruha Nichiro Corp.	500	19
Matsumotokiyoshi Holdings Co. Ltd.	200	8
MEIJI Holdings Co. Ltd.	200	13
Mitsui Sugar Co. Ltd.	200	6
Morinaga & Co. Ltd.	100	4
Nichirei Corp.	300	8
Nisshin Oillio Group Ltd.	300	9
Nisshin Seifun Group, Inc.	1,000	22
Nissin Foods Holdings Co. Ltd.	100	7
Noevir Holdings Co. Ltd.	100	6
Pigeon Corp.	300	17
Pola Orbis Holdings, Inc.	200	7
Prima Meat Packers Ltd.	200	5
S Foods, Inc.	100	4
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	1,300	58
Shiseido Co. Ltd.	700	54
Sundrug Co. Ltd.	100	4
Tsuruha Holdings, Inc.	100	12
Unicharm Corp.	600	20

Valor Holdings Co. Ltd.	500	12
Warabeya Nichiyo Holdings Co. Ltd.	400	7
Yakult Honsha Co. Ltd.	100	8
Yamazaki Baking Co. Ltd.	400	8

		834

ENERGY 1.1%
Cosmo Energy Holdings Co. Ltd.	200	8
Idemitsu Kosan Co. Ltd.	1,300	69
Inpex Corp.	4,200	53
Japan Petroleum Exploration Co. Ltd.	400	9
JXTG Holdings, Inc.	20,000	151
Showa Shell Sekiyu KK	2,000	43

		333

FINANCIALS 0.8%
Dai-ichi Life Holdings, Inc.	1,400	29
Daiwa Securities Group, Inc.	4,300	26
Ehime Bank Ltd.	900	10
Jafco Co. Ltd.	200	8
Japan Post Holdings Co. Ltd.	7,300	87
North Pacific Bank Ltd.	2,900	10
Okasan Securities Group, Inc.	1,000	5
Resona Holdings, Inc.	1,500	8
SBI Holdings, Inc.	200	6
Tokio Marine Holdings, Inc.	500	25
Zenkoku Hosho Co. Ltd.	200	8

		222

HEALTH CARE 2.3%
Alfresa Holdings Corp.	1,200	32
Astellas Pharma, Inc.	6,200	108
Chugai Pharmaceutical Co. Ltd.	200	13
Daiichi Sankyo Co. Ltd.	800	35
Eisai Co. Ltd.	600	58
Hisamitsu Pharmaceutical Co., Inc.	200	15
Hogy Medical Co. Ltd.	200	7
Hoya Corp.	400	24
Kaken Pharmaceutical Co. Ltd.	100	5
M3, Inc.	1,400	32
Medipal Holdings Corp.	1,100	23
Nihon Kohden Corp.	300	10
Olympus Corp.	400	16
Ono Pharmaceutical Co. Ltd.	700	20
Otsuka Holdings Co. Ltd.	1,200	61
Paramount Bed Holdings Co. Ltd.	200	10
Rohto Pharmaceutical Co. Ltd.	500	18
Santen Pharmaceutical Co. Ltd.	900	14
Sawai Pharmaceutical Co. Ltd.	100	5
Suzuken Co. Ltd.	200	9
Sysmex Corp.	200	17
Taisho Pharmaceutical Holdings Co. Ltd.	100	12
Takeda Pharmaceutical Co. Ltd.	1,100	47
Terumo Corp.	700	41
Toho Holdings Co. Ltd.	600	16
Tsumura & Co.	200	7

		655

INDUSTRIALS 5.7%
Aida Engineering Ltd.	1,000	9
ANA Holdings, Inc.	800	28
Asahi Glass Co. Ltd.	600	25
Central Glass Co. Ltd.	300	8
Central Japan Railway Co.	200	42
Chiyoda Corp.	1,100	9
COMSYS Holdings Corp.	300	9
Dai Nippon Printing Co. Ltd.	1,400	33
Daikin Industries Ltd.	400	53
Daiseki Co. Ltd.	200	5
East Japan Railway Co.	200	19
FANUC Corp.	100	19
Fuji Electric Co. Ltd.	400	16
Fujikura Ltd.	1,900	9
Fujitec Co. Ltd.	600	8
Hankyu Hanshin Holdings, Inc.	200	7
Hanwa Co. Ltd.	200	7
Hazama Ando Corp.	1,200	9
Hino Motors Ltd.	1,600	17
ITOCHU Corp.	2,100	38
Iwatani Corp.	400	14
Japan Airlines Co. Ltd.	2,000	72

JGC Corp.	600	14
JTEKT Corp.	1,000	15
Kajima Corp.	500	7
Kanematsu Corp.	500	7
Kawasaki Heavy Industries Ltd.	300	8
Kawasaki Kisen Kaisha Ltd.	500	10
Keio Corp.	100	5
Kinden Corp.	900	14
Kintetsu Group Holdings Co. Ltd.	200	8
Komatsu Ltd.	1,000	30
Kumagai Gumi Co. Ltd.	300	8
Kurita Water Industries Ltd.	400	12
Kyowa Exeo Corp.	400	12
Kyudenko Corp.	200	8
Makita Corp.	500	25
Marubeni Corp.	9,700	89
Meitec Corp.	200	10
Minebea Mitsumi, Inc.	400	7
Mirait Holdings Corp.	500	9
Mitsubishi Corp.	1,700	52
Mitsubishi Heavy Industries Ltd.	700	27
Mitsui & Co. Ltd.	8,000	142
Mitsui E&S Holdings Co. Ltd.	700	13
Mitsui OSK Lines Ltd.	600	17
Miura Co. Ltd.	300	9
Nagase & Co. Ltd.	600	11
Nagoya Railroad Co. Ltd.	400	10
Nidec Corp.	200	29
Nippon Express Co. Ltd.	200	13
Nippon Sheet Glass Co. Ltd.	1,100	12
Nippon Yusen KK	1,100	21
Nisshinbo Holdings, Inc.	800	9
Nomura Co. Ltd.	500	10
NSK Ltd.	1,000	11
NTN Corp.	2,100	9
Obara Group, Inc.	100	5
Obayashi Corp.	1,700	16
OSG Corp.	400	9
Park24 Co. Ltd.	500	15
Recruit Holdings Co. Ltd.	2,300	77
Ryobi Ltd.	200	8
Sakai Moving Service Co. Ltd.	100	6
Sankyu, Inc.	100	6
Sanwa Holdings Corp.	700	8
Sanyo Denki Co. Ltd.	100	5
Secom Co. Ltd.	100	8
Seino Holdings Co. Ltd.	1,100	17
SHO-BOND Holdings Co. Ltd.	100	8
Sohgo Security Services Co. Ltd.	200	9
Sojitz Corp.	6,800	25
Star Micronics Co. Ltd.	500	9
Sumitomo Corp.	1,800	30
Sumitomo Mitsui Construction Co. Ltd.	1,320	9
Taikisha Ltd.	200	6
Taisei Corp.	500	23
Takeuchi Manufacturing Co. Ltd.	300	8
Toa Corp.	400	9
Tobu Railway Co. Ltd.	700	21
TOKAI Holdings Corp.	800	8
Tokyu Construction Co. Ltd.	900	9
Tokyu Corp.	600	11
Toppan Printing Co. Ltd.	1,000	16
Toshiba Corp. (a)	1,300	38
Toshiba Plant Systems & Services Corp.	500	11
TOTO Ltd.	200	8
Toyota Tsusho Corp.	1,200	45
West Japan Railway Co.	200	14
Yamato Holdings Co. Ltd.	200	6
Yuasa Trading Co. Ltd.	200	7

		1,659

INFORMATION TECHNOLOGY 2.5%
Advantest Corp.	500	11
Amano Corp.	400	8
Anritsu Corp.	500	8
Canon, Inc.	2,500	79
Daiwabo Holdings Co. Ltd.	200	13
FUJIFILM Holdings Corp.	300	14
Fujitsu Ltd.	100	7
Hitachi Ltd.	5,400	184
Horiba Ltd.	100	5
Ibiden Co. Ltd.	700	10
Kaga Electronics Co. Ltd.	400	8
Konica Minolta, Inc.	2,700	29

Murata Manufacturing Co. Ltd.	400	62
NEC Corp.	1,300	36
NET One Systems Co. Ltd.	600	14
Nihon Unisys Ltd.	500	13
Nippon Electric Glass Co. Ltd.	300	9
Nomura Research Institute Ltd.	200	10
NTT Data Corp.	600	8
Obic Co. Ltd.	100	9
Oki Electric Industry Co. Ltd.	800	11
Omron Corp.	300	13
Otsuka Corp.	200	7
Ricoh Co. Ltd.	4,200	45
Sanken Electric Co. Ltd.	200	5
SCREEN Holdings Co. Ltd.	200	12
Seiko Epson Corp.	600	10
Shimadzu Corp.	500	16
SUMCO Corp.	600	9
TDK Corp.	100	11
TIS, Inc.	200	10
Tokyo Electron Ltd.	200	28
Trend Micro, Inc.	100	6
Yaskawa Electric Corp.	300	9

		729

MATERIALS 1.9%
Asahi Kasei Corp.	2,000	30
Daicel Corp.	1,100	13
Daido Steel Co. Ltd.	100	5
FP Corp.	100	6
Fuji Seal International, Inc.	200	7
Hitachi Metals Ltd.	700	9
JFE Holdings, Inc.	3,100	71
Kobe Steel Ltd.	2,200	20
Kuraray Co. Ltd.	600	9
Mitsubishi Chemical Holdings Corp.	1,200	11
Mitsubishi Materials Corp.	500	15
Mitsui Chemicals, Inc.	500	12
Mitsui Mining & Smelting Co. Ltd.	100	3
Nippon Paint Holdings Co. Ltd.	200	7
Nippon Paper Industries Co. Ltd.	1,100	20
Nippon Steel & Sumitomo Metal Corp.	3,100	66
Nissan Chemical Industries Ltd.	200	11
Nittetsu Mining Co. Ltd.	100	5
Nitto Denko Corp.	200	15
Oji Holdings Corp.	5,000	36
Osaka Soda Co. Ltd.	400	11
Rengo Co. Ltd.	2,400	20
Sanyo Special Steel Co. Ltd.	400	10
Showa Denko KK	500	28
Sumitomo Chemical Co. Ltd.	2,000	12
Sumitomo Metal Mining Co. Ltd.	200	7
Taiheiyo Cement Corp.	200	6
Tokai Carbon Co. Ltd.	400	8
Tokuyama Corp.	300	8
Tokyo Ohka Kogyo Co. Ltd.	200	6
Tokyo Steel Manufacturing Co. Ltd.	1,100	8
Toray Industries, Inc.	3,500	26
Toyo Seikan Group Holdings Ltd.	1,200	25
Toyobo Co. Ltd.	500	8
Ube Industries Ltd.	400	11

		565

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	200	26
Leopalace21 Corp.	1,600	9
Open House Co. Ltd.	100	5
Relo Group, Inc.	300	9

		49

UTILITIES 1.2%
Chubu Electric Power Co., Inc.	3,100	47
Chugoku Electric Power Co., Inc.	2,500	32
Electric Power Development Co. Ltd. ‘C’	1,000	28
Hokuriku Electric Power Co. (a)	1,600	16
Kansai Electric Power Co., Inc.	500	7
Nippon Gas Co. Ltd.	200	10
Osaka Gas Co. Ltd.	2,200	43
Shizuoka Gas Co. Ltd.	900	8
Toho Gas Co. Ltd.	500	19
Tokyo Electric Power Co. Holdings, Inc. (a)	15,700	77

Tokyo Gas Co. Ltd.	2,300	57

		344

Total Japan		7,356

LUXEMBOURG 0.5%
COMMUNICATION SERVICES 0.1%
RTL Group S.A.	281	20
SES S.A.	1,426	31

		51

MATERIALS 0.3%
APERAM S.A.	187	9
ArcelorMittal	2,414	75

		84

REAL ESTATE 0.1%
Aroundtown S.A.	961	9
Grand City Properties S.A.	560	14

		23

Total Luxembourg		158

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	3,600	16
Wynn Macau Ltd.	3,600	8

		24

Total Macau		24

NETHERLANDS 4.1%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	9,998	26
VEON Ltd. ADR	3,654	11

		37

CONSUMER STAPLES 0.9%
Heineken Holding NV	448	41
Heineken NV	499	47
Koninklijke Ahold Delhaize NV	7,083	163
Sligro Food Group NV	222	9

		260

ENERGY 1.3%
Core Laboratories NV	128	15
Fugro NV (a)	1,025	14
Royal Dutch Shell PLC ‘A’	10,095	346

		375

FINANCIALS 0.6%
Aegon NV	6,442	42
ASR Nederland NV	175	8
Euronext NV	127	9
ING Groep NV	4,404	57
NN Group NV	1,169	52

		168

HEALTH CARE 0.1%
Koninklijke Philips NV	762	35

INDUSTRIALS 0.4%
Arcadis NV	555	9
Boskalis Westminster	353	11
Cimpress NV (a)	63	9
Koninklijke BAM Groep NV	2,394	9
PostNL NV	2,321	8
Signify NV	331	9
TKH Group NV	158	9

Wolters Kluwer NV	761	47

		111

INFORMATION TECHNOLOGY 0.3%
ASML Holding NV	481	90

MATERIALS 0.4%
Akzo Nobel NV	609	57
Corbion NV	316	10
Koninklijke DSM NV	483	51

		118

Total Netherlands		1,194

NEW ZEALAND 0.4%
COMMUNICATION SERVICES 0.1%
Chorus Ltd.	2,689	9
Spark New Zealand Ltd.	9,424	25

		34

CONSUMER DISCRETIONARY 0.0%
SKYCITY Entertainment Group Ltd.	4,083	11

HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	2,239	22

MATERIALS 0.1%
Fletcher Building Ltd.	4,177	18

UTILITIES 0.1%
Contact Energy Ltd.	2,535	10
Genesis Energy Ltd.	5,706	10

		20

Total New Zealand		105

NORWAY 1.5%
COMMUNICATION SERVICES 0.2%
Telenor ASA	2,905	57

CONSUMER STAPLES 0.2%
Austevoll Seafood ASA	740	10
Marine Harvest ASA	1,131	26
Orkla ASA	1,785	15
Salmar ASA	172	9

		60

ENERGY 0.6%
Aker Solutions ASA (a)	1,436	10
BW Offshore Ltd. (a)	1,084	9
Equinor ASA	4,216	118
Petroleum Geo-Services ASA	3,936	18
Ship Finance International Ltd.	672	9
TGS NOPEC Geophysical Co. ASA	285	12

		176

FINANCIALS 0.2%
DNB ASA	1,356	28
Gjensidige Forsikring ASA	660	11
SpareBank 1 SMN	766	9
SpareBank 1 SR-Bank ASA	731	9

		57

INDUSTRIALS 0.1%
Tomra Systems ASA	356	9

MATERIALS 0.2%
Yara International ASA	1,255	61

Total Norway		420

PORTUGAL 0.3%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	898	13
Sonae SGPS S.A.	8,140	9

		22

INDUSTRIALS 0.0%
CTT-Correios de Portugal S.A.	2,254	9

MATERIALS 0.0%
Navigator Co. S.A.	2,084	10

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	11,352	42
REN - Redes Energeticas Nacionais SGPS S.A.	3,045	8

		50

Total Portugal		91

SINGAPORE 1.6%
COMMUNICATION SERVICES 0.3%
Singapore Press Holdings Ltd.	7,400	15
Singapore Telecommunications Ltd.	28,200	67

		82

CONSUMER DISCRETIONARY 0.0%
Jardine Cycle & Carriage Ltd.	200	5

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	47,400	8
Wilmar International Ltd.	10,900	26

		34

ENERGY 0.0%
BW LPG Ltd.	1,984	9

FINANCIALS 0.6%
DBS Group Holdings Ltd.	3,500	67
Oversea-Chinese Banking Corp. Ltd.	2,900	24
Singapore Exchange Ltd.	1,900	10
United Overseas Bank Ltd.	2,800	56

		157

INDUSTRIALS 0.5%
Chip Eng Seng Corp. Ltd.	14,000	8
ComfortDelGro Corp. Ltd.	13,900	25
Hutchison Port Holdings Trust	45,300	11
Keppel Corp. Ltd.	6,700	34
SATS Ltd.	3,300	13
Sembcorp Industries Ltd.	3,900	9
Singapore Airlines Ltd.	3,400	24
Singapore Post Ltd.	10,500	9
Singapore Technologies Engineering Ltd.	6,100	16

		149

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	700	9

REAL ESTATE 0.1%
CDL Hospitality Trusts	9,000	10
UOL Group Ltd.	1,800	9

		19

Total Singapore		464

SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC	1,427	8

Total South Africa		8

SPAIN 2.9%
COMMUNICATION SERVICES 0.1%
Mediaset Espana Comunicacion S.A.	1,281	10
Telefonica S.A.	2,687	21

		31

CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil S.A.	923	28

CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	3,397	8
Ebro Foods S.A.	389	8
Viscofan S.A.	271	20

		36

ENERGY 0.4%
Enagas S.A.	348	9
Repsol S.A.	5,670	113

		122

FINANCIALS 0.2%
Banco Santander S.A.	8,913	44
Bankia S.A.	2,302	9
Mapfre S.A.	3,763	12

		65

HEALTH CARE 0.1%
Grifols S.A.	718	20

INDUSTRIALS 0.4%
ACS Actividades de Construccion y Servicios S.A.	739	31
Aena SME S.A.	247	43
Cia de Distribucion Integral Logista Holdings S.A.	492	13
Ferrovial S.A.	1,043	21
Obrascon Huarte Lain S.A.	2,619	5
Prosegur Cia de Seguridad S.A.	1,403	9

		122

INFORMATION TECHNOLOGY 0.3%
Amadeus IT Group S.A.	967	90

MATERIALS 0.1%
Ence Energia y Celulosa S.A.	834	8

UTILITIES 1.1%
Endesa S.A.	4,462	96
Gas Natural SDG S.A.	1,925	53
Iberdrola S.A.	18,672	137
Red Electrica Corp. S.A.	1,181	25

		311

Total Spain		833

SWEDEN 3.1%
COMMUNICATION SERVICES 0.6%
Tele2 AB ‘B’	4,313	52
Telia Co. AB	26,884	123

		175

CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	417	36
Electrolux AB ‘B’	709	16
Hennes & Mauritz AB ‘B’	3,980	74
Husqvarna AB ‘B’	991	8
JM AB	415	8

Nobia AB	1,451	10

		152

CONSUMER STAPLES 0.2%
Axfood AB	1,078	20
Swedish Match AB	524	27

		47

FINANCIALS 0.2%
Industrivarden AB ‘C’	730	16
Ratos AB ‘B’	2,346	9
Svenska Handelsbanken AB ‘A’	1,722	22

		47

INDUSTRIALS 0.7%
Alfa Laval AB	444	12
Assa Abloy AB ‘B’	1,025	21
Atlas Copco AB ‘A’	1,532	44
NCC AB ‘B’	493	9
S.A.S. AB (a)	3,513	8
Sandvik AB	2,842	50
Securitas AB ‘B’	619	11
SKF AB ‘B’	894	18
Volvo AB ‘B’	2,508	44

		217

INFORMATION TECHNOLOGY 0.8%
Hexagon AB ‘B’	270	16
Telefonaktiebolaget LM Ericsson ‘B’	25,136	222

		238

MATERIALS 0.1%
BillerudKorsnas AB	710	9
Hexpol AB	784	9
Svenska Cellulosa AB S.C.A. ‘B’	752	8

		26

Total Sweden		902

SWITZERLAND 7.2%
COMMUNICATION SERVICES 0.2%
Sunrise Communications Group AG	94	8
Swisscom AG	105	48

		56

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont S.A.	490	40
Forbo Holding AG	5	8
Garmin Ltd.	529	37
Swatch Group AG	31	12
Valora Holding AG	36	10

		107

CONSUMER STAPLES 1.1%
Barry Callebaut AG	6	11
Chocoladefabriken Lindt & Spruengli AG	4	28
Coca-Cola HBC AG	253	9
Emmi AG	11	8
Nestle S.A.	3,217	268

		324

ENERGY 0.0%
Weatherford International PLC (a)	3,362	9

FINANCIALS 1.9%
Baloise Holding AG	114	17
Banque Cantonale Vaudoise	14	10
Cembra Money Bank AG	141	13
GAM Holding AG	1,020	7
St Galler Kantonalbank AG	22	11
Swiss Life Holding AG	52	20
Swiss Re AG	2,458	226
Valiant Holding AG	75	9

Zurich Insurance Group AG	786	248

		561

HEALTH CARE 1.2%
Lonza Group AG	97	33
Novartis AG	1,603	138
Roche Holding AG	536	130
Sonova Holding AG	42	9
Straumann Holding AG	16	12
Vifor Pharma AG	123	21

		343

INDUSTRIALS 1.1%
ABB Ltd.	5,419	128
Adecco Group AG	175	9
Conzzeta AG	8	9
Ferguson PLC	126	11
Flughafen Zurich AG	50	10
Geberit AG	45	21
Georg Fischer AG	7	8
Kuehne + Nagel International AG	167	27
Panalpina Welttransport Holding AG	63	9
Schindler Holding AG	89	22
Schweiter Technologies AG	7	8
SGS S.A.	17	45

		307

INFORMATION TECHNOLOGY 0.3%
Logitech International S.A.	234	10
TE Connectivity Ltd.	1,023	90

		100

MATERIALS 0.9%
Clariant AG	322	8
EMS-Chemie Holding AG	16	10
Ferrexpo PLC	3,250	8
Givaudan S.A.	22	54
Glencore PLC	32,875	142
Sika AG	252	37

		259

REAL ESTATE 0.1%
Allreal Holding AG	53	9
PSP Swiss Property AG	155	15

		24

UTILITIES 0.0%
BKW AG	132	8

Total Switzerland		2,098

THAILAND 0.0%
CONSUMER STAPLES 0.0%
Thai Beverage PCL	19,600	10

Total Thailand		10

UNITED KINGDOM 13.7%
COMMUNICATION SERVICES 1.4%
BT Group PLC	9,443	28
Cineworld Group PLC	2,439	10
Daily Mail & General Trust PLC ‘A’	1,331	12
Informa PLC	1,209	12
ITV PLC	4,584	9
Pearson PLC	7,818	91
Sky PLC	2,051	46
TalkTalk Telecom Group PLC	5,413	9
Vodafone Group PLC	84,983	182

		399

CONSUMER DISCRETIONARY 1.6%
BCA Marketplace PLC	3,531	9
Bellway PLC	275	11
Berkeley Group Holdings PLC	180	9

Bovis Homes Group PLC	565	8
Burberry Group PLC	518	14
Compass Group PLC	3,653	81
Dixons Carphone PLC	4,786	11
Dunelm Group PLC	1,210	9
Fiat Chrysler Automobiles NV (a)	1,271	22
Greene King PLC	1,306	8
Greggs PLC	827	11
Halfords Group PLC	1,955	8
Inchcape PLC	979	9
InterContinental Hotels Group PLC	294	18
J D Wetherspoon PLC	609	10
JD Sports Fashion PLC	1,754	10
Kingfisher PLC	18,475	62
Marks & Spencer Group PLC	11,924	45
Marston’s PLC	6,595	9
Moneysupermarket.com Group PLC	2,314	8
Next PLC	516	37
Persimmon PLC	277	9
Sports Direct International PLC	1,886	8
SSP Group PLC	1,311	12
Taylor Wimpey PLC	3,811	9
WH Smith PLC	319	9
Whitbread PLC	189	12
William Hill PLC	2,772	9

		477

CONSUMER STAPLES 2.7%
Associated British Foods PLC	494	15
British American Tobacco PLC	1,291	60
Britvic PLC	981	10
Diageo PLC	4,335	153
Imperial Brands PLC	1,639	57
J Sainsbury PLC	16,382	69
Reckitt Benckiser Group PLC	995	91
Tate & Lyle PLC	2,295	20
Tesco PLC	35,384	110
Unilever NV	1,721	96
Unilever PLC	746	41
WM Morrison Supermarkets PLC	20,620	70

		792

ENERGY 1.5%
BP PLC	44,643	342
Hunting PLC (a)	1,265	13
John Wood Group PLC	874	9
Petrofac Ltd.	1,671	14
Premier Oil PLC	10,575	19
Subsea 7 S.A.	771	11
Tullow Oil PLC (a)	3,046	11

		419

FINANCIALS 1.4%
3i Group PLC	768	9
Admiral Group PLC	855	23
Ashmore Group PLC	1,788	9
Barclays PLC	26,905	60
Direct Line Insurance Group PLC	10,772	46
esure Group PLC	2,363	9
Hargreaves Lansdown PLC	588	17
HSBC Holdings PLC	2,848	25
IG Group Holdings PLC	2,385	20
Jardine Lloyd Thompson Group PLC	346	9
Jupiter Fund Management PLC	1,940	10
Lancashire Holdings Ltd.	1,554	12
London Stock Exchange Group PLC	522	31
NEX Group PLC	797	10
Provident Financial PLC	1,537	12
Royal Bank of Scotland Group PLC	5,255	17
RSA Insurance Group PLC	1,394	10
Saga PLC	6,177	11
Schroders PLC	210	8
Standard Chartered PLC	5,848	48
Standard Life Aberdeen PLC	2,303	9

		405

HEALTH CARE 1.5%
AstraZeneca PLC	1,297	101
GlaxoSmithKline PLC	14,244	286
Indivior PLC (a)	2,467	6

Smith & Nephew PLC	2,162	39

		432

INDUSTRIALS 1.8%
Aggreko PLC	1,441	16
Ashtead Group PLC	549	17
Babcock International Group PLC	920	9
BAE Systems PLC	3,991	33
Balfour Beatty PLC	3,845	14
Bunzl PLC	337	11
CNH Industrial NV	1,065	13
easyJet PLC	1,390	24
Experian PLC	1,416	36
Firstgroup PLC (a)	7,067	8
Galliford Try PLC	639	8
Hays PLC	4,184	11
HomeServe PLC	978	13
Howden Joinery Group PLC	2,063	13
IMI PLC	664	10
International Consolidated Airlines Group S.A.	2,694	23
Intertek Group PLC	133	9
Meggitt PLC	1,155	9
Pagegroup PLC	1,371	10
QinetiQ Group PLC	3,858	14
RELX PLC	1,180	25
RELX PLC (a)	1,683	35
Rentokil Initial PLC	4,448	18
Rolls-Royce Holdings PLC	830	11
Royal Mail PLC	9,908	62
Senior PLC	2,113	9
SIG PLC	5,012	8
Spirax-Sarco Engineering PLC	185	18
Stagecoach Group PLC	4,155	8
Travis Perkins PLC	682	9
Vesuvius PLC	1,481	12

		516

INFORMATION TECHNOLOGY 0.1%
Halma PLC	551	10
Micro Focus International PLC	592	11
Sage Group PLC	1,589	12

		33

MATERIALS 1.0%
Anglo American PLC	1,773	40
Croda International PLC	405	27
DS Smith PLC	1,448	9
Johnson Matthey PLC	1,004	47
Mondi PLC	336	9
Rio Tinto Ltd.	1,527	87
Rio Tinto PLC	1,067	54
Synthomer PLC	1,441	10
Victrex PLC	325	14

		297

UTILITIES 0.7%
Centrica PLC	19,718	40
Drax Group PLC	3,118	16
National Grid PLC	5,701	59
Pennon Group PLC	1,581	15
Severn Trent PLC	645	15
SSE PLC	3,740	56
United Utilities Group PLC	1,242	11

		212

Total United Kingdom		3,982

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	169	10
Samsonite International S.A.	2,400	9

		19

HEALTH CARE 0.1%
Shire PLC	528	32

MATERIALS 0.0%
Sims Metal Management Ltd.	1,089	10

Total United States		61

Total Common Stocks (Cost $27,759)		27,585

PREFERRED STOCKS 0.6%
GERMANY 0.6%
CONSUMER DISCRETIONARY 0.0%
Porsche Automobil Holding SE	128	9

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	292	34

HEALTH CARE 0.1%
Draegerwerk AG & Co. KGaA	125	8
Sartorius AG	52	8

		16

INDUSTRIALS 0.4%
Volkswagen AG	665	117

MATERIALS 0.0%
Fuchs Petrolub SE	205	11

Total Preferred Stocks (Cost $206)		187

REAL ESTATE INVESTMENT TRUSTS 2.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Goodman Group	2,502	19
GPT Group	2,650	10
Scentre Group	4,157	12

		41

Total Australia		41

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	193	11
Cofinimmo S.A.	82	10

		21

Total Belgium		21

CANADA 0.4%
REAL ESTATE 0.4%
Allied Properties Real Estate Investment Trust	518	17
Artis Real Estate Investment Trust	1,008	9
Canadian Apartment Properties REIT	458	17
Cominar Real Estate Investment Trust	1,385	12
Dream Global Real Estate Investment Trust	935	11
Dream Office Real Estate Investment Trust	677	13
Granite Real Estate Investment Trust	249	11
H&R Real Estate Investment Trust	1,039	16
RioCan Real Estate Investment Trust	924	18

		124

Total Canada		124

FRANCE 0.2%
REAL ESTATE 0.2%
Covivio	110	12
Gecina S.A.	85	14
ICADE	92	9
Klepierre S.A.	365	13

Mercialys S.A.	526	8

		56

Total France		56

GERMANY 0.0%
REAL ESTATE 0.0%
alstria office REIT-AG	666	10

Total Germany		10

HONG KONG 0.2%
REAL ESTATE 0.2%
Link REIT	4,500	44

Total Hong Kong		44

ITALY 0.0%
REAL ESTATE 0.0%
Beni Stabili SpA SIIQ	11,653	10

Total Italy		10

JAPAN 0.9%
REAL ESTATE 0.9%
Activia Properties, Inc.	2	9
Advance Residence Investment Corp.	6	15
Aeon REIT Investment Corp.	12	13
Daiwa Office Investment Corp.	2	12
Frontier Real Estate Investment Corp.	2	8
Fukuoka REIT Corp.	7	11
GLP J-Reit	9	9
Heiwa Real Estate REIT, Inc.	10	10
Industrial & Infrastructure Fund Investment Corp.	8	8
Invincible Investment Corp.	21	9
Japan Excellent, Inc.	10	13
Japan Hotel REIT Investment Corp.	15	11
Japan Logistics Fund, Inc.	5	10
Japan Prime Realty Investment Corp.	4	14
Japan Real Estate Investment Corp.	1	5
Kenedix Office Investment Corp.	1	6
MCUBS MidCity Investment Corp.	11	8
Mori Hills REIT Investment Corp.	11	14
Mori Trust Sogo Reit, Inc.	7	10
Nippon Accommodations Fund, Inc.	2	9
Nippon Building Fund, Inc.	2	12
Nippon Prologis REIT, Inc.	6	12
Orix JREIT, Inc.	8	12
Premier Investment Corp.	10	11
Tokyu REIT, Inc.	8	11

		262

Total Japan		262

SINGAPORE 0.1%
REAL ESTATE 0.1%
Mapletree Commercial Trust	9,200	11
Mapletree Logistics Trust	11,600	10

		21

Total Singapore		21

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	917	10

Total Spain		10

UNITED KINGDOM 0.5%
REAL ESTATE 0.5%
British Land Co. PLC	2,206	18
Derwent London PLC	388	14

Great Portland Estates PLC	1,085	9
Hansteen Holdings PLC	6,793	9
Land Securities Group PLC	2,133	24
Segro PLC	2,832	24
Shaftesbury PLC	1,078	13
UNITE Group PLC	1,583	18

		129

Total United Kingdom		129

Total Real Estate Investment Trusts (Cost $734)		728

Total Investments in Securities (Cost $28,699)		28,500

Total Investments 98.0% (Cost $28,699)		$28,500
Other Assets and Liabilities, net 2.0%		567

Net Assets 100.0%		$29,067

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.	08/31/2017 - 09/26/2018	$28	$30	0.10%
Great-West Lifeco, Inc.	08/31/2017 - 09/26/2018	22	20	0.07
Kirkland Lake Gold Ltd.	06/29/2018 - 09/26/2018	10	9	0.03
Martinrea International, Inc.	08/31/2017 - 09/26/2018	10	9	0.03

		$70	$68	0.23%

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	10/2018	HKD	1,151	$	147	$0	$0
	10/2018	JPY	46,344		408	0	0
	10/2018	SGD	48		35	0	0

Total Forward Foreign Currency Contracts						$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$9	$123	$0	$132
Consumer Discretionary	0	54	0	54
Consumer Staples	10	301	0	311
Energy	0	157	0	157
Financials	0	240	0	240
Health Care	0	157	0	157
Industrials	0	136	0	136
Information Technology	14	19	0	33
Materials	0	355	0	355
Real Estate	0	10	0	10
Utilities	0	10	0	10
Austria
Energy	0	21	0	21
Financials	0	17	0	17
Industrials	0	19	0	19
Information Technology	0	6	0	6
Materials	0	8	0	8
Real Estate	9	0	0	9
Belgium
Communication Services	0	18	0	18
Consumer Staples	0	87	0	87
Energy	0	11	0	11
Financials	0	63	0	63
Health Care	0	17	0	17
Materials	0	32	0	32
Utilities	0	9	0	9
Cambodia
Consumer Discretionary	0	8	0	8
Canada
Communication Services	137	0	0	137
Consumer Discretionary	262	0	0	262
Consumer Staples	164	0	0	164
Energy	291	0	0	291
Financials	415	0	0	415
Health Care	10	0	0	10
Industrials	271	0	0	271
Information Technology	70	0	0	70
Materials	125	0	0	125
Real Estate	11	0	0	11
Utilities	54	0	0	54
Denmark
Consumer Staples	0	45	0	45
Financials	0	17	0	17
Health Care	0	161	0	161
Industrials	0	108	0	108
Materials	0	32	0	32
Utilities	0	16	0	16
Faroe Islands
Consumer Staples	0	9	0	9
Finland
Communication Services	0	14	0	14
Consumer Discretionary	0	10	0	10
Consumer Staples	0	21	0	21
Energy	0	36	0	36
Financials	0	34	0	34
Health Care	0	9	0	9
Industrials	0	78	0	78
Information Technology	0	10	0	10
Materials	0	65	0	65
Utilities	0	53	0	53
France
Communication Services	9	311	0	320
Consumer Discretionary	0	281	0	281
Consumer Staples	0	296	0	296
Energy	0	200	0	200
Financials	0	59	0	59
Health Care	0	44	0	44
Industrials	15	447	0	462
Information Technology	9	82	0	91
Materials	0	32	0	32
Real Estate	0	10	0	10
Utilities	0	183	0	183
Germany
Communication Services	0	49	0	49
Consumer Discretionary	0	236	0	236
Consumer Staples	0	37	0	37
Financials	0	286	0	286
Health Care	0	147	0	147
Industrials	0	176	0	176
Information Technology	0	274	0	274
Materials	0	198	0	198
Real Estate	0	133	0	133
Utilities	0	134	0	134
Hong Kong
Communication Services	0	32	0	32
Consumer Discretionary	8	70	0	78
Consumer Staples	15	20	0	35
Financials	0	122	0	122
Health Care	0	25	0	25
Industrials	13	59	0	72
Information Technology	0	22	0	22
Real Estate	0	95	0	95
Utilities	0	122	0	122
Ireland
Consumer Discretionary	0	8	0	8
Consumer Staples	41	22	0	63
Health Care	314	8	0	322
Industrials	27	20	0	47
Materials	10	29	0	39
Israel
Communication Services	0	15	0	15
Financials	0	83	0	83
Health Care	0	16	0	16
Information Technology	22	19	0	41
Materials	0	27	0	27
Italy
Communication Services	0	21	0	21
Consumer Discretionary	0	65	0	65
Consumer Staples	0	9	0	9
Energy	0	193	0	193
Financials	0	72	0	72
Health Care	0	17	0	17
Industrials	0	28	0	28
Utilities	0	114	0	114
Japan
Communication Services	0	475	0	475
Consumer Discretionary	0	1,491	0	1,491
Consumer Staples	9	825	0	834
Energy	0	333	0	333
Financials	0	222	0	222
Health Care	0	655	0	655
Industrials	23	1,636	0	1,659
Information Technology	8	721	0	729
Materials	0	565	0	565
Real Estate	0	49	0	49
Utilities	0	344	0	344
Luxembourg
Communication Services	31	20	0	51
Materials	0	84	0	84
Real Estate	0	23	0	23
Macau
Consumer Discretionary	0	24	0	24
Netherlands
Communication Services	11	26	0	37
Consumer Staples	0	260	0	260
Energy	15	360	0	375
Financials	0	168	0	168
Health Care	0	35	0	35
Industrials	9	102	0	111
Information Technology	0	90	0	90
Materials	0	118	0	118
New Zealand
Communication Services	0	34	0	34
Consumer Discretionary	0	11	0	11
Health Care	0	22	0	22
Materials	0	18	0	18
Utilities	10	10	0	20
Norway
Communication Services	0	57	0	57
Consumer Staples	0	60	0	60
Energy	9	167	0	176
Financials	0	57	0	57
Industrials	9	0	0	9
Materials	0	61	0	61
Portugal
Consumer Staples	0	22	0	22
Industrials	0	9	0	9
Materials	0	10	0	10
Utilities	42	8	0	50
Singapore
Communication Services	0	82	0	82
Consumer Discretionary	0	5	0	5
Consumer Staples	0	34	0	34
Energy	0	9	0	9
Financials	0	157	0	157
Industrials	0	149	0	149
Information Technology	0	9	0	9
Real Estate	0	19	0	19
South Africa
Health Care	0	8	0	8
Spain
Communication Services	0	31	0	31
Consumer Discretionary	0	28	0	28
Consumer Staples	0	36	0	36
Energy	0	122	0	122
Financials	0	65	0	65
Health Care	0	20	0	20
Industrials	0	122	0	122
Information Technology	0	90	0	90
Materials	0	8	0	8
Utilities	0	311	0	311
Sweden
Communication Services	0	175	0	175
Consumer Discretionary	110	42	0	152
Consumer Staples	0	47	0	47
Financials	0	47	0	47
Industrials	0	217	0	217
Information Technology	0	238	0	238
Materials	0	26	0	26
Switzerland
Communication Services	0	56	0	56
Consumer Discretionary	37	70	0	107
Consumer Staples	0	324	0	324
Energy	9	0	0	9
Financials	11	550	0	561
Health Care	0	343	0	343
Industrials	0	307	0	307
Information Technology	90	10	0	100
Materials	0	259	0	259
Real Estate	0	24	0	24
Utilities	0	8	0	8
Thailand
Consumer Staples	0	10	0	10
United Kingdom
Communication Services	58	341	0	399
Consumer Discretionary	10	467	0	477
Consumer Staples	0	792	0	792
Energy	9	410	0	419
Financials	9	396	0	405
Health Care	0	432	0	432
Industrials	35	481	0	516
Information Technology	0	33	0	33
Materials	0	297	0	297
Utilities	40	172	0	212
United States
Consumer Discretionary	0	19	0	19
Health Care	32	0	0	32
Materials	0	10	0	10
Preferred Stocks
Germany
Consumer Discretionary	0	9	0	9
Consumer Staples	0	34	0	34
Health Care	0	16	0	16
Industrials	0	117	0	117
Materials	0	11	0	11

Real Estate Investment Trusts
Australia
Real Estate	0	41	0	41
Belgium
Real Estate	11	10	0	21
Canada
Real Estate	124	0	0	124
France
Real Estate	23	33	0	56
Germany
Real Estate	0	10	0	10
Hong Kong
Real Estate	0	44	0	44
Italy
Real Estate	0	10	0	10
Japan
Real Estate	0	262	0	262
Singapore
Real Estate	11	10	0	21
Spain
Real Estate	0	10	0	10
United Kingdom
Real Estate	9	120	0	129

Total Investments	$3,139	$25,361	$0	$28,500

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 94.9%
IRELAND 0.5%
INFORMATION TECHNOLOGY 0.5%
Accenture PLC ‘A’	2,235	$380

Total Ireland		380

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	519	69

Total Switzerland		69

UNITED STATES 94.3%
COMMUNICATION SERVICES 6.6%
Activision Blizzard, Inc.	1,267	105
Alphabet, Inc. ‘A’ (a)	721	870
AMC Networks, Inc. ‘A’ (a)	141	9
AT&T, Inc.	9,441	317
Cable One, Inc.	22	19
Cars.com, Inc. (a)	356	10
CBS Corp. NVDR ‘B’	2,262	130
CenturyLink, Inc.	13,175	279
Cinemark Holdings, Inc.	690	28
Discovery Inc. ‘A’ (a)	2,025	65
Electronic Arts, Inc. (a)	70	8
Gannett Co., Inc.	2,066	21
InterActiveCorp (a)	168	36
Interpublic Group of Cos., Inc.	2,801	64
John Wiley & Sons, Inc. ‘A’	175	11
Liberty Broadband Corp. ‘C’ (a)	112	10
Liberty Media Corp-Liberty SiriusXM ‘C’ (a)	2,297	100
Madison Square Garden Co. ‘A’ (a)	89	28
Netflix, Inc. (a)	595	223
New Media Investment Group, Inc.	539	9
News Corp. ‘A’	3,648	48
Omnicom Group, Inc.	1,171	80
Scholastic Corp.	261	12
Sinclair Broadcast Group, Inc. ‘A’	293	8
Sirius XM Holdings, Inc.	4,620	29
Take-Two Interactive Software, Inc. (a)	248	34
TEGNA, Inc.	1,412	17
Telephone & Data Systems, Inc.	1,095	33
Tribune Media Co. ‘A’	1,324	51
TripAdvisor, Inc. (a)	230	12
Twenty-First Century Fox, Inc. ‘A’	12,174	564
Twitter, Inc. (a)	1,459	42
Verizon Communications, Inc.	25,180	1,344
Viacom, Inc. ‘B’	6,270	212
Walt Disney Co.	1,510	177
Zillow Group, Inc. ‘C’ (a)	371	16

		5,021

CONSUMER DISCRETIONARY 15.7%
Aaron’s, Inc.	350	19
Abercrombie & Fitch Co. ‘A’	2,149	45
Adient PLC	807	32
Adtalem Global Education, Inc. (a)	831	40
Advance Auto Parts, Inc.	186	31
Amazon.com, Inc. (a)	440	881
American Eagle Outfitters, Inc.	6,000	149
Aramark	238	10
Asbury Automotive Group, Inc. (a)	412	28
AutoNation, Inc. (a)	487	20
AutoZone, Inc. (a)	168	130
Bed Bath & Beyond, Inc.	7,042	106

Best Buy Co., Inc.	3,048	242
Big Lots, Inc.	914	38
Bloomin’ Brands, Inc.	891	18
Booking Holdings, Inc. (a)	11	22
Bright Horizons Family Solutions, Inc. (a)	268	32
Brinker International, Inc.	2,212	103
Brunswick Corp.	201	13
Buckle, Inc.	884	20
Caleres, Inc.	589	21
Carter’s, Inc.	687	68
Cheesecake Factory, Inc.	1,312	70
Chico’s FAS, Inc.	4,420	38
Children’s Place, Inc.	141	18
Chipotle Mexican Grill, Inc. (a)	150	68
Choice Hotels International, Inc.	219	18
Churchill Downs, Inc.	66	18
Columbia Sportswear Co.	108	10
Cooper Tire & Rubber Co.	1,466	41
Cooper-Standard Holding, Inc. (a)	235	28
Core-Mark Holding Co., Inc.	928	32
Cracker Barrel Old Country Store, Inc.	259	38
Dana, Inc.	1,439	27
Darden Restaurants, Inc.	662	74
Deckers Outdoor Corp. (a)	394	47
Dick’s Sporting Goods, Inc.	736	26
Dillard’s, Inc. ‘A’	366	28
Dine Brands Global, Inc.	555	45
Dollar General Corp.	2,234	244
Dollar Tree, Inc. (a)	411	34
Domino’s Pizza, Inc.	356	105
Dorman Products, Inc. (a)	250	19
DSW Inc. ‘A’	2,461	83
Dunkin’ Brands Group, Inc.	575	42
eBay, Inc. (a)	1,664	55
Extended Stay America, Inc.	729	15
Foot Locker, Inc.	2,051	105
Ford Motor Co.	32,280	299
Fossil Group, Inc. (a)	2,677	62
G-III Apparel Group Ltd. (a)	619	30
GameStop Corp. ‘A’	2,936	45
Gap, Inc.	4,736	137
General Motors Co.	11,125	375
Genesco, Inc. (a)	527	25
Gentex Corp.	1,951	42
Genuine Parts Co.	357	35
Goodyear Tire & Rubber Co.	705	16
Graham Holdings Co. ‘B’	39	23
Grand Canyon Education, Inc. (a)	105	12
Group 1 Automotive, Inc.	389	25
Guess?, Inc.	1,693	38
H&R Block, Inc.	1,869	48
Hanesbrands, Inc.	1,601	29
Harley-Davidson, Inc.	930	42
Hasbro, Inc.	107	11
Home Depot, Inc.	4,885	1,012
International Game Technology PLC	660	13
Jack in the Box, Inc.	358	30
JC Penney Co., Inc. (a)	4,824	8
Kohl’s Corp.	3,585	267
L Brands, Inc.	1,596	48
La-Z-Boy, Inc.	781	25
Las Vegas Sands Corp.	1,146	68
Lear Corp.	227	33
Leggett & Platt, Inc.	846	37
Lowe’s Cos., Inc.	4,705	540
Macy’s, Inc.	7,948	276
Marriott International, Inc. ‘A’	218	29
Marriott Vacations Worldwide Corp.	118	13
Mattel, Inc.	4,423	69
McDonald’s Corp.	3,491	584
MDC Holdings, Inc.	374	11
Meritage Homes Corp. (a)	179	7
Murphy USA, Inc. (a)	896	77
NIKE, Inc. ‘B’	5,507	467
Nordstrom, Inc.	2,356	141
NVR, Inc. (a)	15	37
O’Reilly Automotive, Inc. (a)	560	194
Office Depot, Inc.	11,449	37
Penn National Gaming, Inc. (a)	407	13
Penske Automotive Group, Inc.	350	17
Polaris Industries, Inc.	51	5
Pool Corp.	255	43
PVH Corp.	160	23
Qurate Retail, Inc. (a)	2,456	55
Ralph Lauren Corp.	686	94
Red Rock Resorts, Inc. ‘A’	250	7

RH (a)	76	10
Ross Stores, Inc.	1,452	144
Sally Beauty Holdings, Inc. (a)	3,133	58
SeaWorld Entertainment, Inc. (a)	1,996	63
Service Corp. International	756	33
ServiceMaster Global Holdings, Inc. (a)	518	32
Shutterfly, Inc. (a)	134	9
Signet Jewelers Ltd.	614	40
Six Flags Entertainment Corp.	810	57
Skechers U.S.A., Inc. ‘A’ (a)	316	9
Sleep Number Corp. (a)	351	13
Sotheby’s (a)	264	13
Starbucks Corp.	2,218	126
Steven Madden Ltd.	502	27
Sturm Ruger & Co., Inc.	335	23
Tapestry, Inc.	519	26
Target Corp.	9,897	873
Tempur Sealy International, Inc. (a)	163	9
Tenneco, Inc.	533	22
Texas Roadhouse, Inc.	315	22
Thor Industries, Inc.	238	20
Tiffany & Co.	208	27
TJX Cos., Inc.	3,567	400
Tractor Supply Co.	756	69
Tupperware Brands Corp.	468	16
Ulta Salon Cosmetics & Fragrance, Inc. (a)	73	21
Under Armour, Inc. (a)	833	18
Urban Outfitters, Inc. (a)	1,321	54
Vail Resorts, Inc.	174	48
VF Corp.	1,660	155
Vista Outdoor, Inc. (a)	1,194	21
Visteon Corp. (a)	331	31
Weight Watchers International, Inc. (a)	391	28
Wendy’s Co.	4,373	75
Williams-Sonoma, Inc.	1,057	69
Wyndham Destinations, Inc.	806	35
Wynn Resorts Ltd.	84	11
Yum! Brands, Inc.	1,738	158

		11,835

CONSUMER STAPLES 10.3%
Altria Group, Inc.	2,738	165
Andersons, Inc.	220	8
Archer-Daniels-Midland Co.	7,730	389
B&G Foods, Inc.	528	15
Boston Beer Co., Inc. ‘A’ (a)	114	33
Brown-Forman Corp. ‘B’	1,710	86
Bunge Ltd.	3,120	214
Cal-Maine Foods, Inc.	697	34
Campbell Soup Co.	719	26
Casey’s General Stores, Inc.	433	56
Church & Dwight Co., Inc.	1,409	84
Clorox Co.	569	86
Coca-Cola Co.	15,378	710
Colgate-Palmolive Co.	2,782	186
Conagra Brands, Inc.	1,563	53
Constellation Brands, Inc. ‘A’	80	17
Costco Wholesale Corp.	2,262	531
Coty, Inc. ‘A’	1,241	16
Edgewell Personal Care Co. (a)	423	20
Estee Lauder Cos., Inc. ‘A’	966	140
Flowers Foods, Inc.	1,802	34
Fresh Del Monte Produce, Inc.	443	15
General Mills, Inc.	2,914	125
Herbalife Nutrition Ltd. (a)	840	46
Hershey Co.	429	44
Hormel Foods Corp.	1,089	43
Ingredion, Inc.	90	9
J&J Snack Foods Corp.	71	11
JM Smucker Co.	238	24
Kellogg Co.	1,461	102
Keurig Dr Pepper, Inc.	803	19
Kimberly-Clark Corp.	1,015	115
Kroger Co.	14,296	416
Lamb Weston Holdings, Inc.	810	54
Lancaster Colony Corp.	167	25
McCormick & Co., Inc.	550	72
Mondelez International, Inc. ‘A’	1,583	68
Monster Beverage Corp. (a)	1,159	68
Nu Skin Enterprises, Inc. ‘A’	876	72
PepsiCo, Inc.	5,711	638
Performance Food Group Co. (a)	1,023	34
Philip Morris International, Inc.	6,222	507
Pinnacle Foods, Inc.	747	48

Procter & Gamble Co.	3,932	327
Sanderson Farms, Inc.	471	49
Sprouts Farmers Market, Inc. (a)	1,267	35
Sysco Corp.	3,063	224
TreeHouse Foods, Inc. (a)	455	22
Tyson Foods, Inc. ‘A’	550	33
U.S. Foods Holding Corp. (a)	1,220	38
United Natural Foods, Inc. (a)	1,004	30
Universal Corp.	381	25
USANA Health Sciences, Inc. (a)	107	13
Vector Group Ltd.	918	13
Wal-Mart Stores, Inc.	15,926	1,496
Weis Markets, Inc.	161	7

		7,770

ENERGY 10.9%
Anadarko Petroleum Corp.	904	61
Andeavor	1,337	205
Apache Corp.	1,376	66
Archrock, Inc.	1,071	13
Chesapeake Energy Corp. (a)	2,084	9
Chevron Corp.	7,256	887
CNX Resources Corp. (a)	1,468	21
ConocoPhillips	13,750	1,064
Continental Resources, Inc. (a)	192	13
Devon Energy Corp.	876	35
Diamond Offshore Drilling, Inc. (a)	1,426	29
Diamondback Energy, Inc.	215	29
Dril-Quip, Inc. (a)	693	36
Energen Corp. (a)	213	18
EOG Resources, Inc.	1,021	130
Exxon Mobil Corp.	10,704	910
Green Plains, Inc.	931	16
Helix Energy Solutions Group, Inc. (a)	1,469	15
Helmerich & Payne, Inc.	520	36
Hess Corp.	4,962	355
HollyFrontier Corp.	6,099	426
Kinder Morgan, Inc.	2,776	49
KLX Energy Services Holdings, Inc. (a)	44	1
Marathon Oil Corp.	13,944	325
Marathon Petroleum Corp.	6,296	504
McDermott International, Inc. (a)	942	17
Murphy Oil Corp.	2,786	93
Nabors Industries Ltd.	5,132	32
National Oilwell Varco, Inc.	5,962	257
Noble Energy, Inc.	845	26
Oasis Petroleum, Inc. (a)	1,896	27
Occidental Petroleum Corp.	2,574	212
Oceaneering International, Inc.	2,090	58
Oil States International, Inc. (a)	1,029	34
ONEOK, Inc.	1,257	85
Parsley Energy, Inc. ‘A’ (a)	620	18
Patterson-UTI Energy, Inc.	1,009	17
PBF Energy, Inc. ‘A’	1,637	82
Peabody Energy Corp.	920	33
Phillips 66	5,569	628
Pioneer Natural Resources Co.	299	52
QEP Resources, Inc. (a)	4,305	49
Rowan Cos. PLC ‘A’ (a)	3,268	62
SEACOR Holdings, Inc.	300	15
SM Energy Co.	1,775	56
Superior Energy Services, Inc. (a)	3,891	38
Targa Resources Corp.	399	22
Transocean Ltd.	2,596	36
Unit Corp. (a)	671	17
Valero Energy Corp.	7,086	806
Whiting Petroleum Corp. (a)	1,831	97
World Fuel Services Corp.	1,782	49
WPX Energy, Inc. (a)	879	18

		8,189

FINANCIALS 5.7%
Affiliated Managers Group, Inc.	134	18
Aflac, Inc.	2,898	136
Alleghany Corp.	53	35
Allstate Corp.	1,186	117
Ally Financial, Inc.	5,205	138
Ambac Financial Group, Inc. (a)	837	17
American Equity Investment Life Holding Co.	394	14
American Express Co.	1,251	133
American Financial Group, Inc.	91	10
American International Group, Inc.	10,936	582
American National Insurance Co.	89	12

AmTrust Financial Services, Inc.	1,239	18
Arthur J Gallagher & Co.	532	40
Assurant, Inc.	482	52
Brighthouse Financial, Inc. (a)	421	19
Brown & Brown, Inc.	1,509	45
Capital One Financial Corp.	734	70
Capitol Federal Financial, Inc.	720	9
CBOE Holdings, Inc.	382	37
Cincinnati Financial Corp.	189	15
CIT Group, Inc.	609	31
CME Group, Inc.	909	155
CNO Financial Group, Inc.	1,480	31
Comerica, Inc.	301	27
Commerce Bancshares, Inc.	223	15
Credit Acceptance Corp. (a)	29	13
Discover Financial Services	1,119	86
E*TRADE Financial Corp. (a)	577	30
Evercore, Inc. ‘A’	112	11
FactSet Research Systems, Inc.	172	38
Federated Investors, Inc. ‘B’	675	16
First American Financial Corp.	735	38
FirstCash, Inc.	259	21
FNF Group	806	32
Franklin Resources, Inc.	1,410	43
Genworth Financial, Inc. ‘A’ (a)	6,884	29
Hanover Insurance Group, Inc.	336	41
Interactive Brokers Group, Inc. ‘A’	196	11
Intercontinental Exchange, Inc.	295	22
Kemper Corp.	519	42
Legg Mason, Inc.	970	30
Loews Corp.	2,284	115
LPL Financial Holdings, Inc.	1,060	68
Markel Corp. (a)	12	14
Marsh & McLennan Cos., Inc.	1,645	136
MBIA, Inc. (a)	2,003	21
Mercury General Corp.	365	18
Moody’s Corp.	502	84
Morningstar, Inc.	194	24
MSCI, Inc.	441	78
Nasdaq, Inc.	348	30
National General Holdings Corp.	427	11
Navient Corp.	4,498	61
New York Community Bancorp, Inc.	915	9
Old Republic International Corp.	1,402	31
PRA Group, Inc. (a)	357	13
Primerica, Inc.	95	11
ProAssurance Corp.	672	32
Progressive Corp.	1,802	128
Regions Financial Corp.	1,972	36
S&P Global, Inc.	770	150
Santander Consumer USA Holdings, Inc.	1,172	23
SEI Investments Co.	498	30
Selective Insurance Group, Inc.	138	9
SLM Corp. (a)	970	11
Stewart Information Services Corp.	215	10
SunTrust Banks, Inc.	818	55
SVB Financial Group (a)	115	36
T Rowe Price Group, Inc.	1,246	136
TCF Financial Corp.	342	8
TD Ameritrade Holding Corp.	523	28
Travelers Cos., Inc.	3,019	392
Voya Financial, Inc.	2,130	106
Waddell & Reed Financial, Inc. ‘A’	1,490	32
Webster Financial Corp.	214	13
White Mountains Insurance Group Ltd.	46	43
World Acceptance Corp. (a)	148	17
WR Berkley Corp.	340	27

		4,325

HEALTH CARE 11.9%
Abbott Laboratories	3,082	226
AbbVie, Inc.	2,020	191
Aetna, Inc.	579	117
Align Technology, Inc. (a)	164	64
AmerisourceBergen Corp.	136	13
Anthem, Inc.	2,127	583
Bausch Health Cos., Inc. (a)	3,431	88
Baxter International, Inc.	2,152	166
Becton Dickinson and Co.	645	168
Bio-Rad Laboratories, Inc. ‘A’ (a)	127	40
Bio-Techne Corp.	83	17
Biogen, Inc. (a)	209	74
Boston Scientific Corp. (a)	2,454	94
Brookdale Senior Living, Inc. (a)	1,311	13

Bruker Corp.	283	9
Cardinal Health, Inc.	2,933	158
Catalent, Inc. (a)	249	11
Centene Corp. (a)	353	51
Chemed Corp.	195	62
Cigna Corp.	212	44
Cooper Cos., Inc.	120	33
CVS Health Corp.	13,688	1,077
Danaher Corp.	1,550	168
DaVita, Inc. (a)	468	34
Dentsply Sirona, Inc.	120	5
Edwards Lifesciences Corp. (a)	367	64
Eli Lilly & Co.	1,688	181
Encompass Health Corp.	442	34
Express Scripts Holding Co. (a)	7,855	746
Gilead Sciences, Inc.	4,623	357
HCA Healthcare, Inc.	1,370	191
Henry Schein, Inc. (a)	255	22
Hill-Rom Holdings, Inc.	154	15
Humana, Inc.	509	172
Illumina, Inc. (a)	367	135
Intuitive Surgical, Inc. (a)	240	138
IQVIA Holdings, Inc. (a)	359	47
Johnson & Johnson	5,853	809
Laboratory Corp. of America Holdings (a)	80	14
LifePoint Health, Inc. (a)	746	48
Magellan Health, Inc. (a)	391	28
Mallinckrodt PLC (a)	1,100	32
Masimo Corp. (a)	227	28
McKesson Corp.	396	53
MEDNAX, Inc. (a)	989	46
Merck & Co., Inc.	3,217	228
Mettler-Toledo International, Inc. (a)	58	35
Molina Healthcare, Inc. (a)	126	19
Mylan NV (a)	875	32
Myriad Genetics, Inc. (a)	1,339	62
Owens & Minor, Inc.	1,797	30
Patterson Cos., Inc.	632	15
PerkinElmer, Inc.	253	25
Pfizer, Inc.	10,388	458
Premier, Inc. ‘A’ (a)	339	15
Quest Diagnostics, Inc.	486	52
ResMed, Inc.	1,141	132
Select Medical Holdings Corp. (a)	1,000	18
Stryker Corp.	741	132
Teleflex, Inc.	108	29
Tenet Healthcare Corp. (a)	3,239	92
Thermo Fisher Scientific, Inc.	712	174
United Therapeutics Corp. (a)	296	38
UnitedHealth Group, Inc.	1,692	450
Universal Health Services, Inc. ‘B’	153	20
Varian Medical Systems, Inc. (a)	120	13
Waters Corp. (a)	51	10
WellCare Health Plans, Inc. (a)	114	37
West Pharmaceutical Services, Inc.	168	21
Zoetis, Inc.	1,636	150

		8,953

INDUSTRIALS 11.5%
3M Co.	2,211	466
AAR Corp.	371	18
ABM Industries, Inc.	1,255	40
Actuant Corp. ‘A’	772	22
AECOM (a)	289	9
AGCO Corp.	574	35
Aircastle Ltd.	709	15
Alaska Air Group, Inc.	110	8
Allegiant Travel Co.	88	11
Allison Transmission Holdings, Inc.	1,056	55
AMERCO	32	11
American Airlines Group, Inc.	2,786	115
AMETEK, Inc.	404	32
AO Smith Corp.	406	22
Applied Industrial Technologies, Inc.	319	25
ArcBest Corp.	508	25
Armstrong World Industries, Inc. (a)	290	20
ASGN, Inc. (a)	110	9
Atlas Air Worldwide Holdings, Inc. (a)	335	21
Avis Budget Group, Inc. (a)	1,322	42
Boeing Co.	2,084	775
Briggs & Stratton Corp.	519	10
BWX Technologies, Inc.	581	36
Carlisle Cos., Inc.	132	16
CH Robinson Worldwide, Inc.	1,164	114

Cintas Corp.	455	90
Copart, Inc. (a)	1,870	96
CoStar Group, Inc. (a)	75	32
Covanta Holding Corp.	1,358	22
Crane Co.	181	18
CSX Corp.	1,444	107
Cummins, Inc.	737	108
Curtiss-Wright Corp.	233	32
Deere & Co.	1,914	288
Delta Air Lines, Inc.	456	26
Deluxe Corp.	300	17
Donaldson Co., Inc.	543	32
Dun & Bradstreet Corp.	130	18
Emerson Electric Co.	3,103	238
Equifax, Inc.	272	35
Esterline Technologies Corp. (a)	138	13
Expeditors International of Washington, Inc.	1,425	105
Fastenal Co.	1,243	72
Flowserve Corp.	582	32
Fluor Corp.	2,163	126
Fortive Corp.	859	72
Fortune Brands Home & Security, Inc.	191	10
FTI Consulting, Inc. (a)	477	35
GATX Corp.	490	42
Generac Holdings, Inc. (a)	459	26
General Dynamics Corp.	845	173
General Electric Co.	14,941	169
Genesee & Wyoming, Inc. ‘A’ (a)	137	12
Graco, Inc.	354	16
Greenbrier Cos., Inc.	645	39
H&E Equipment Services, Inc.	575	22
Harris Corp.	293	50
Hawaiian Holdings, Inc.	315	13
HD Supply Holdings, Inc. (a)	888	38
Healthcare Services Group, Inc.	502	20
HEICO Corp.	214	20
Herman Miller, Inc.	398	15
Hertz Global Holdings, Inc. (a)	2,206	36
Hexcel Corp.	405	27
Hillenbrand, Inc.	338	18
HNI Corp.	320	14
Honeywell International, Inc.	1,309	218
Hub Group, Inc. ‘A’ (a)	520	24
Hubbell, Inc.	131	17
Huntington Ingalls Industries, Inc.	178	46
IDEX Corp.	366	55
Illinois Tool Works, Inc.	1,002	141
ITT, Inc.	526	32
Jacobs Engineering Group, Inc.	1,056	81
JB Hunt Transport Services, Inc.	324	38
Kaman Corp.	269	18
KAR Auction Services, Inc.	885	53
KBR, Inc.	2,615	55
Kelly Services, Inc. ‘A’	413	10
Kirby Corp. (a)	117	10
KLX, Inc.	110	7
Korn/Ferry International	134	7
L3 Technologies, Inc.	138	29
Landstar System, Inc.	377	46
Lennox International, Inc.	282	62
Lincoln Electric Holdings, Inc.	416	39
Lockheed Martin Corp.	747	258
Macquarie Infrastructure Corp.	530	24
ManpowerGroup, Inc.	582	50
Masco Corp.	782	29
Masonite International Corp. (a)	172	11
Moog, Inc. ‘A’	195	17
MRC Global, Inc. (a)	1,455	27
MSA Safety, Inc.	119	13
MSC Industrial Direct Co., Inc. ‘A’	784	69
Mueller Industries, Inc.	475	14
Neilsen Holdings PLC	147	4
Nordson Corp.	183	25
Norfolk Southern Corp.	498	90
Northrop Grumman Corp.	819	260
NOW, Inc. (a)	2,528	42
Old Dominion Freight Line, Inc.	270	44
Parker-Hannifin Corp.	348	64
Pitney Bowes, Inc.	4,518	32
Quad/Graphics, Inc.	542	11
Quanta Services, Inc. (a)	1,134	38
Raytheon Co.	351	73
Republic Services, Inc.	249	18
Robert Half International, Inc.	819	58
Rockwell Automation, Inc.	275	52
Rockwell Collins, Inc.	457	64

Rollins, Inc.	570	35
Roper Technologies, Inc.	179	53
Rush Enterprises, Inc. ‘A’	379	15
Ryder System, Inc.	669	49
SkyWest, Inc.	427	25
Snap-on, Inc.	204	37
Southwest Airlines Co.	234	15
Spirit AeroSystems Holdings, Inc. ‘A’	563	52
SPX FLOW, Inc. (a)	461	24
Steelcase, Inc. ‘A’	945	17
Stericycle, Inc. (a)	350	21
Teledyne Technologies, Inc. (a)	176	43
Terex Corp.	883	35
Tetra Tech, Inc.	130	9
Textron, Inc.	399	28
Timken Co.	790	39
Toro Co.	573	34
TransDigm Group, Inc. (a)	140	52
TransUnion	403	30
Trinity Industries, Inc.	1,095	40
Triumph Group, Inc.	653	15
TrueBlue, Inc. (a)	359	9
Tutor Perini Corp. (a)	673	13
Union Pacific Corp.	1,307	213
United Continental Holdings, Inc. (a)	126	11
United Parcel Service, Inc. ‘B’	1,798	210
United Rentals, Inc. (a)	293	48
United Technologies Corp.	336	47
Universal Forest Products, Inc.	415	15
USG Corp. (a)	204	9
Verisk Analytics, Inc. (a)	800	96
Wabash National Corp.	861	16
WABCO Holdings, Inc. (a)	220	26
Wabtec Corp.	400	42
Waste Connections, Inc.	460	37
Waste Management, Inc.	1,238	112
Watsco, Inc.	254	45
Werner Enterprises, Inc.	349	12
WESCO International, Inc. (a)	721	44
WW Grainger, Inc.	541	193
XPO Logistics, Inc. (a)	263	30
Xylem, Inc.	839	67

		8,664

INFORMATION TECHNOLOGY 16.8%
Adobe Systems, Inc. (a)	864	233
ADTRAN, Inc.	594	10
Akamai Technologies, Inc. (a)	364	27
Alliance Data Systems Corp.	106	25
Amdocs Ltd.	214	14
Anixter International, Inc. (a)	344	24
ANSYS, Inc. (a)	369	69
Apple, Inc.	8,248	1,862
Applied Materials, Inc.	961	37
Arista Networks, Inc. (a)	112	30
Arrow Electronics, Inc. (a)	829	61
Autodesk, Inc. (a)	478	75
Automatic Data Processing, Inc.	723	109
Avnet, Inc.	2,046	92
Benchmark Electronics, Inc.	618	14
Booz Allen Hamilton Holding Corp.	1,969	98
Broadridge Financial Solutions, Inc.	642	85
CA, Inc.	566	25
CACI International, Inc. ‘A’ (a)	241	44
Cadence Design Systems, Inc. (a)	552	25
CDK Global, Inc.	314	20
CDW Corp.	814	72
Ciena Corp. (a)	333	10
Cisco Systems, Inc.	8,321	405
Citrix Systems, Inc. (a)	225	25
Conduent, Inc. (a)	2,232	50
Convergys Corp.	1,299	31
Corning, Inc.	8,106	286
Cree, Inc. (a)	1,195	45
Dolby Laboratories, Inc. ‘A’	413	29
DXC Technology Co.	497	46
EPAM Systems, Inc. (a)	112	15
F5 Networks, Inc. (a)	413	82
Fair Isaac Corp. (a)	146	33
Fidelity National Information Services, Inc.	580	63
First Data Corp. ‘A’ (a)	989	24
First Solar, Inc. (a)	99	5
Fiserv, Inc. (a)	1,582	130
FleetCor Technologies, Inc. (a)	195	44

FLIR Systems, Inc.	888	55
Gartner, Inc. (a)	121	19
Genpact Ltd.	1,586	49
Global Payments, Inc.	349	44
Hewlett Packard Enterprise Co.	5,316	87
HP, Inc.	9,415	243
Insight Enterprises, Inc. (a)	455	25
Integrated Device Technology, Inc. (a)	629	30
Intel Corp.	8,163	386
InterDigital, Inc.	142	11
International Business Machines Corp.	8,600	1,300
Intuit, Inc.	879	200
Jabil, Inc.	1,450	39
Jack Henry & Associates, Inc.	633	101
Juniper Networks, Inc.	1,853	56
Keysight Technologies, Inc. (a)	410	27
KLA-Tencor Corp.	453	46
Leidos Holdings, Inc.	372	26
Manhattan Associates, Inc. (a)	387	21
ManTech International Corp. ‘A’	313	20
Mastercard, Inc. ‘A’	2,666	593
Maxim Integrated Products, Inc.	488	28
Microsoft Corp.	7,906	904
Motorola Solutions, Inc.	2,322	302
NetApp, Inc.	458	39
NETGEAR, Inc. (a)	270	17
NVIDIA Corp.	1,028	289
Paychex, Inc.	1,404	103
PayPal Holdings, Inc. (a)	1,992	175
Perspecta, Inc.	1	0
Plantronics, Inc.	376	23
Plexus Corp. (a)	317	19
PTC, Inc. (a)	251	27
Qorvo, Inc. (a)	190	15
QUALCOMM, Inc.	7,696	554
Red Hat, Inc. (a)	388	53
Sabre Corp.	594	16
salesforce.com, Inc. (a)	1,274	203
Sanmina Corp. (a)	816	23
Science Applications International Corp.	268	22
Seagate Technology PLC	6,392	303
Skyworks Solutions, Inc.	174	16
SS&C Technologies Holdings, Inc.	455	26
Symantec Corp.	813	17
Synaptics, Inc. (a)	228	10
SYNNEX Corp.	176	15
Synopsys, Inc. (a)	326	32
Syntel, Inc. (a)	656	27
Tech Data Corp. (a)	598	43
Teradata Corp. (a)	1,072	40
Texas Instruments, Inc.	3,929	422
Total System Services, Inc.	740	73
VeriSign, Inc. (a)	460	74
Visa, Inc. ‘A’	4,286	643
Vishay Intertechnology, Inc.	1,583	32
VMware, Inc. ‘A’ (a)	134	21
Western Union Co.	2,506	48
WEX, Inc. (a)	93	19
Worldpay, Inc. ‘A’ (a)	783	79
Xerox Corp.	2,670	72
Xilinx, Inc.	560	45
Zebra Technologies Corp. ‘A’ (a)	115	20

		12,641

MATERIALS 3.4%
Air Products & Chemicals, Inc.	387	65
Alcoa Corp. (a)	2,119	86
Allegheny Technologies, Inc. (a)	1,291	38
AptarGroup, Inc.	564	61
Ashland Global Holdings, Inc.	137	11
Avery Dennison Corp.	381	41
Axalta Coating Systems Ltd. (a)	454	13
Ball Corp.	421	18
Bemis Co., Inc.	1,823	89
Boise Cascade Co.	571	21
Carpenter Technology Corp.	563	33
Celanese Corp. ‘A’	174	20
CF Industries Holdings, Inc.	2,179	119
Cleveland-Cliffs, Inc. (a)	5,077	64
Commercial Metals Co.	1,778	36
Compass Minerals International, Inc.	426	29
Crown Holdings, Inc. (a)	519	25
Domtar Corp.	852	44
Ecolab, Inc.	629	99

Freeport-McMoRan, Inc.	5,438	76
Graphic Packaging Holding Co.	1,707	24
Huntsman Corp.	280	8
Innospec, Inc.	122	9
International Flavors & Fragrances, Inc.	267	37
Kaiser Aluminum Corp.	226	25
LyondellBasell Industries NV ‘A’	4,436	455
Materion Corp.	203	12
Mosaic Co.	5,934	193
NewMarket Corp.	81	33
Owens-Illinois, Inc. (a)	817	15
Packaging Corp. of America	375	41
PH Glatfelter Co.	623	12
PolyOne Corp.	572	25
PPG Industries, Inc.	606	66
Praxair, Inc.	1,249	201
Reliance Steel & Aluminum Co.	726	62
RPM International, Inc.	757	49
Schnitzer Steel Industries, Inc. ‘A’	509	14
Schweitzer-Mauduit International, Inc.	304	12
Scotts Miracle-Gro Co.	245	19
Sealed Air Corp.	797	32
Sensient Technologies Corp.	268	20
Sherwin-Williams Co.	162	74
Silgan Holdings, Inc.	832	23
Sonoco Products Co.	869	48
Steel Dynamics, Inc.	397	18
TimkenSteel Corp. (a)	687	10
Trinseo S.A.	189	15
Tronox Ltd. ‘A’	555	7
United States Steel Corp.	328	10
Worthington Industries, Inc.	188	8
WR Grace & Co.	177	13

		2,578

REAL ESTATE 0.1%
CBRE Group, Inc. ‘A’ (a)	696	31
Jones Lang LaSalle, Inc.	98	14
St. Joe Co. (a)	580	10

		55

UTILITIES 1.4%
AES Corp.	11,455	160
Aqua America, Inc.	393	15
Entergy Corp.	1,083	88
Exelon Corp.	7,217	315
FirstEnergy Corp.	1,787	66
Hawaiian Electric Industries, Inc.	426	15
IDACORP, Inc.	110	11
MDU Resources Group, Inc.	1,032	27
NextEra Energy, Inc.	833	140
NRG Energy, Inc.	1,020	38
PPL Corp.	1,329	39
Public Service Enterprise Group, Inc.	894	47
Southern Co.	959	42
UGI Corp.	315	17
Vistra Energy Corp. (a)	2,741	68

		1,088

Total United States		71,119

Total Common Stocks (Cost $66,870)		71,568

REAL ESTATE INVESTMENT TRUSTS 4.4%
UNITED STATES 4.4%
FINANCIALS 0.5%
AGNC Investment Corp.	796	15
Annaly Capital Management, Inc.	1,915	20
Apollo Commercial Real Estate Finance, Inc.	608	12
Blackstone Mortgage Trust, Inc. ‘A’	789	27
Capstead Mortgage Corp.	1,298	10
Chimera Investment Corp.	1,930	35
Invesco Mortgage Capital, Inc.	1,596	25
Ladder Capital Corp.	901	15
MFA Financial, Inc.	3,351	25
New Residential Investment Corp.	2,594	46
PennyMac Mortgage Investment Trust	956	19
Redwood Trust, Inc.	1,773	29
Starwood Property Trust, Inc.	1,772	38

Two Harbors Investment Corp.	3,907	58

		374

REAL ESTATE 3.9%
Acadia Realty Trust	401	11
Alexandria Real Estate Equities, Inc.	301	38
American Campus Communities, Inc.	694	29
American Homes 4 Rent ‘A’	728	16
American Tower Corp.	159	23
Apartment Investment & Management Co. ‘A’	612	27
Apple Hospitality REIT, Inc.	1,861	33
AvalonBay Communities, Inc.	123	22
Boston Properties, Inc.	145	18
Brandywine Realty Trust	1,240	19
Brixmor Property Group, Inc.	3,115	54
Camden Property Trust	417	39
CBL & Associates Properties, Inc.	4,794	19
Columbia Property Trust, Inc.	1,490	35
CoreCivic, Inc.	1,726	42
Corporate Office Properties Trust	590	18
Crown Castle International Corp.	947	105
CubeSmart	1,008	29
CyrusOne, Inc.	426	27
DDR Corp.	3,486	47
Digital Realty Trust, Inc.	107	12
Douglas Emmett, Inc.	546	21
Duke Realty Corp.	1,457	41
Empire State Realty Trust, Inc. ‘A’	468	8
EPR Properties	288	20
Equinix, Inc.	24	10
Equity Commonwealth (a)	836	27
Equity LifeStyle Properties, Inc.	358	34
Equity Residential	1,252	83
Essex Property Trust, Inc.	41	10
Extra Space Storage, Inc.	590	51
Federal Realty Investment Trust	410	52
First Industrial Realty Trust, Inc.	275	9
Forest City Realty Trust, Inc.	405	10
Gaming and Leisure Properties, Inc.	704	25
Government Properties Income Trust	639	7
Gramercy Property Trust	687	19
HCP, Inc.	1,657	44
Healthcare Realty Trust, Inc.	538	16
Healthcare Trust of America, Inc. ‘A’	602	16
Highwoods Properties, Inc.	502	24
Hospitality Properties Trust	1,334	38
Host Hotels & Resorts, Inc.	1,319	28
Hudson Pacific Properties, Inc.	453	15
Iron Mountain, Inc.	660	23
Kilroy Realty Corp.	364	26
Kimco Realty Corp.	1,129	19
Kite Realty Group Trust	965	16
Lamar Advertising Co. ‘A’	832	65
LaSalle Hotel Properties	486	17
Lexington Realty Trust	1,655	14
Liberty Property Trust	825	35
Life Storage, Inc.	293	28
Macerich Co.	1,237	68
Mack-Cali Realty Corp.	1,090	23
Medical Properties Trust, Inc.	2,520	38
Mid-America Apartment Communities, Inc.	483	48
National Health Investors, Inc.	132	10
National Retail Properties, Inc.	961	43
Omega Healthcare Investors, Inc.	1,617	53
Outfront Media, Inc.	1,252	25
Paramount Group, Inc.	1,542	23
Park Hotels & Resorts, Inc.	444	15
Piedmont Office Realty Trust, Inc. ‘A’	1,835	35
Prologis, Inc.	446	30
PS Business Parks, Inc.	133	17
Public Storage	304	61
Rayonier, Inc.	1,167	39
Realty Income Corp.	191	11
Regency Centers Corp.	759	49
Retail Opportunity Investments Corp.	483	9
Retail Properties of America, Inc. ‘A’	2,027	25
Ryman Hospitality Properties, Inc.	319	27
Sabra Health Care REIT, Inc.	918	21
SBA Communications Corp. (a)	84	13
Select Income REIT	543	12
Senior Housing Properties Trust	2,838	50
Simon Property Group, Inc.	1,339	237
SL Green Realty Corp.	114	11
Spirit Realty Capital, Inc.	5,208	42

STORE Capital Corp.	962	27
Sun Communities, Inc.	378	38
Tanger Factory Outlet Centers, Inc.	896	20
Taubman Centers, Inc.	481	29
UDR, Inc.	994	40
Ventas, Inc.	508	28
VEREIT, Inc.	1,511	11
Vornado Realty Trust	172	13
Washington Prime Group, Inc.	3,698	27
Washington Real Estate Investment Trust	439	13
Weingarten Realty Investors	944	28
Welltower, Inc.	569	37
Weyerhaeuser Co.	440	14
WP Carey, Inc.	545	35
Xenia Hotels & Resorts, Inc.	1,161	27

		2,936

Total Real Estate Investment Trusts (Cost $3,234)		3,310

Total Investments in Securities (Cost $70,104)		74,878

Total Investments 99.3% (Cost $70,104)		$74,878
Other Assets and Liabilities, net 0.7%		501

Net Assets 100.0%		$75,379

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$380	$0	$0	$380
Switzerland
Financials	69	0	0	69
United States
Communication Services	5,021	0	0	5,021
Consumer Discretionary	11,835	0	0	11,835
Consumer Staples	7,770	0	0	7,770
Energy	8,189	0	0	8,189
Financials	4,325	0	0	4,325
Health Care	8,953	0	0	8,953
Industrials	8,664	0	0	8,664
Information Technology	12,641	0	0	12,641
Materials	2,578	0	0	2,578
Real Estate	55	0	0	55
Utilities	1,088	0	0	1,088
Real Estate Investment Trusts
United States
Financials	374	0	0	374
Real Estate	2,936	0	0	2,936

Total Investments	$74,878	$0	$0	$74,878

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(a) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(b) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2018 (amounts in thousands†):

PIMCO RAE Global Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Emerging Markets Fund	$43,001	$6,086	$(11,139)	$672	$(187)	$38,433	$0	$0
PIMCO RAE International Fund	161,744	19,439	(43,086)	3,829	(992)	140,934	0	0
PIMCO RAE U.S. Fund	161,300	19,452	(43,201)	2,594	8,640	148,785	0	0
Totals	$366,045	$44,977	$(97,426)	$7,095	$7,461	$328,152	$0	$0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Emerging Markets Fund	$16,805	$786	$(71)	$(12)	$185	$17,693	$0	$0
PIMCO RAE International Fund	63,164	1,566	(694)	(4)	1,004	65,036	0	0
Totals	$79,969	$2,352	$(765)	$(16)	$1,189	$82,729	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2018 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$629	$248	$0	$0	$(40)	$837	$11	$0
PIMCO High Yield Fund	1,306	320	0	0	16	1,642	20	0
PIMCO Income Fund	3,907	1,264	(123)	(5)	(42)	5,001	65	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,445	375	0	0	(8)	1,812	8	0
PIMCO Long Duration Total Return Fund	1,053	272	0	0	(17)	1,308	12	0
PIMCO Long-Term Credit Bond Fund	1,038	281	0	0	(9)	1,310	15	0
PIMCO Long-Term Real Return Fund	1,423	409	0	0	(68)	1,764	10	0
PIMCO Real Return Fund	2,249	685	(90)	(2)	(38)	2,804	17	0
PIMCO Short-Term Floating NAV Portfolio III	1,165	4,008	(3,700)	0	0	1,473	8	0
PIMCO Total Return Fund	2,631	822	(108)	(3)	(26)	3,316	21	0
Totals	$16,846	$8,684	$(4,021)	$(10)	$(232)	$21,267	$187	$0

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$566	$196	$0	$0	$(34)	$728	$10	$0
PIMCO High Yield Fund	1,193	259	0	0	13	1,465	17	0
PIMCO Income Fund	3,048	773	0	0	(33)	3,788	48	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,030	235	0	0	(5)	1,260	5	0
PIMCO Long Duration Total Return Fund	1,531	365	0	0	(24)	1,872	17	0
PIMCO Long-Term Credit Bond Fund	1,509	390	0	0	(11)	1,888	21	0
PIMCO Long-Term Real Return Fund	2,059	579	(33)	(1)	(90)	2,514	14	0
PIMCO Real Return Fund	1,607	400	(33)	(1)	(26)	1,947	11	0
PIMCO Short-Term Floating NAV Portfolio III	1,319	4,010	(3,100)	1	0	2,230	10	0
PIMCO Total Return Fund	1,868	458	0	0	(20)	2,306	14	0
Totals	$15,730	$7,665	$(3,166)	$(1)	$(230)	$19,998	$167	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$561	$203	$0	$0	$(36)	$728	$9	$0
PIMCO High Yield Fund	1,169	327	0	0	13	1,509	18	0
PIMCO Income Fund	2,783	856	0	0	(33)	3,606	45	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	882	260	0	0	(5)	1,137	5	0
PIMCO Long Duration Total Return Fund	1,632	496	0	0	(27)	2,101	18	0
PIMCO Long-Term Credit Bond Fund	1,608	523	0	0	(12)	2,119	23	0
PIMCO Long-Term Real Return Fund	2,209	717	0	0	(101)	2,825	15	0
PIMCO Real Return Fund	1,381	401	0	0	(23)	1,759	10	0
PIMCO Short-Term Floating NAV Portfolio III	2,338	4,616	(4,100)	0	0	2,854	15	0
PIMCO Total Return Fund	1,609	488	0	0	(17)	2,080	13	0
Totals	$16,172	$8,887	$(4,100)	$0	$(241)	$20,718	$171	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$495	$136	$0	$0	$(28)	$603	$8	$0
PIMCO High Yield Fund	1,010	151	0	0	11	1,172	14	0
PIMCO Income Fund	2,245	441	0	0	(25)	2,661	34	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	658	103	0	0	(3)	758	3	0
PIMCO Long Duration Total Return Fund	1,216	222	0	0	(18)	1,420	13	0
PIMCO Long-Term Credit Bond Fund	1,196	224	0	0	(8)	1,412	16	0
PIMCO Long-Term Real Return Fund	1,612	304	0	0	(68)	1,848	11	0
PIMCO Real Return Fund	1,029	216	0	0	(17)	1,228	7	0
PIMCO Short-Term Floating NAV Portfolio III	2,538	3,217	(2,600)	0	0	3,155	16	0
PIMCO Total Return Fund	1,227	226	0	0	(12)	1,441	9	0
Totals	$13,226	$5,240	$(2,600)	$0	$(168)	$15,698	$131	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$409	$152	$0	$0	$(26)	$535	$7	$0
PIMCO High Yield Fund	925	110	0	0	10	1,045	13	0
PIMCO Income Fund	1,913	353	0	0	(20)	2,246	29	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	545	62	0	0	(3)	604	3	0
PIMCO Long Duration Total Return Fund	908	175	0	0	(13)	1,070	9	0
PIMCO Long-Term Credit Bond Fund	894	176	0	0	(6)	1,064	12	0
PIMCO Long-Term Real Return Fund	1,247	194	0	0	(51)	1,390	8	0
PIMCO Real Return Fund	853	116	0	0	(14)	955	6	0
PIMCO Short-Term Floating NAV Portfolio III	3,146	3,920	(3,900)	0	0	3,166	19	0
PIMCO Total Return Fund	994	177	0	0	(10)	1,161	7	0
Totals	$11,834	$5,435	$(3,900)	$0	$(133)	$13,236	$113	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$379	$145	$0	$0	$(24)	$500	$7	$0
PIMCO High Yield Fund	856	107	0	0	9	972	12	0
PIMCO Income Fund	1,723	251	0	0	(18)	1,956	26	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	492	64	0	0	(2)	554	2	0
PIMCO Long Duration Total Return Fund	901	141	0	0	(13)	1,029	9	0
PIMCO Long-Term Credit Bond Fund	888	149	0	0	(6)	1,031	12	0
PIMCO Long-Term Real Return Fund	1,261	141	0	0	(53)	1,349	8	0
PIMCO Real Return Fund	750	102	0	0	(12)	840	5	0
PIMCO Short-Term Floating NAV Portfolio III	4,363	2,125	(1,600)	0	0	4,888	25	0
PIMCO Total Return Fund	873	144	0	0	(9)	1,008	7	0
Totals	$12,486	$3,369	$(1,600)	$0	$(128)	$14,127	$113	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$358	$119	$0	$0	$(21)	$456	$6	$0
PIMCO High Yield Fund	809	91	0	0	8	908	11	0
PIMCO Income Fund	1,582	207	0	0	(16)	1,773	23	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	445	2	0	0	(2)	445	2	0
PIMCO Long Duration Total Return Fund	989	166	0	0	(14)	1,141	10	0
PIMCO Long-Term Credit Bond Fund	974	169	0	0	(6)	1,137	13	0
PIMCO Long-Term Real Return Fund	1,399	95	0	0	(58)	1,436	9	0
PIMCO Real Return Fund	670	84	0	0	(10)	744	4	0
PIMCO Short-Term Floating NAV Portfolio III	5,280	5,932	(5,200)	0	0	6,012	31	0
PIMCO Total Return Fund	779	87	0	0	(7)	859	6	0
Totals	$13,285	$6,952	$(5,200)	$0	$(126)	$14,911	$115	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$62	$35	$0	$0	$(4)	$93	$1	$0
PIMCO High Yield Fund	153	37	0	0	2	192	2	0
PIMCO Income Fund	302	99	0	0	(4)	397	5	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	78	15	0	0	0	93	0	0
PIMCO Long Duration Total Return Fund	184	73	0	0	(3)	254	2	0
PIMCO Long-Term Credit Bond Fund	181	75	0	0	(2)	254	3	0
PIMCO Long-Term Real Return Fund	246	95	0	0	(12)	329	2	0
PIMCO Real Return Fund	116	47	0	0	(2)	161	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,016	1,507	(1,100)	0	0	1,423	7	0
PIMCO Total Return Fund	147	41	0	0	(2)	186	1	0
Totals	$2,485	$2,024	$(1,100)	$0	$(27)	$3,382	$24	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$591	$218	$0	$0	$(35)	$774	$9	$0
PIMCO High Yield Fund	1,231	276	0	0	14	1,521	18	0
PIMCO Income Fund	3,860	1,040	0	0	(41)	4,859	59	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,465	353	0	0	(8)	1,810	8	0
PIMCO Long Duration Total Return Fund	745	166	0	0	(11)	900	8	0
PIMCO Long-Term Credit Bond Fund	735	178	0	0	(5)	908	10	0
PIMCO Long-Term Real Return Fund	998	236	0	0	(44)	1,190	7	0
PIMCO Real Return Fund	2,266	571	0	0	(38)	2,799	16	0
PIMCO Short-Term Floating NAV Portfolio III	1,018	2,006	(1,800)	0	0	1,224	6	0
PIMCO Total Return Fund	2,651	688	0	0	(27)	3,312	20	0
Totals	$15,560	$5,732	$(1,800)	$0	$(195)	$19,297	$161	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The

Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Dividend and Income Fund	$2,007	$8,704	$(10,000)	$0	$0	$711	$4	$0
PIMCO EqS® Long/Short Fund	141,419	106,979	(119,200)	10	5	129,213	779	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada
DUB	Deutsche Bank AG	GST	Goldman Sachs International	SCX	Standard Chartered Bank
FAR	Wells Fargo Bank National Association	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
AMZX	Alerian MLP Total Return Index	BP0003M	3 Month GBP-LIBOR	DWRTFT	Dow Jones Wilshire REIT Total Return Index
ARLLMONP	Argentina Blended Policy Rate	CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor’s 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	US0003M	3 Month USD Swap Rate
BCOMTR	Bloomberg Commodity Index Total Return	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018